UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-09101

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 9

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2019

Date of reporting period:	4/30/2019

Item 1 – Reports to Stockholders

PGIM ABSOLUTE RETURN BOND FUND

SEMIANNUAL REPORT

APRIL 30, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: To seek positive returns over the long term, regardless of market conditions

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2019 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Absolute Return Bond Fund	3

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Absolute Return Bond Fund informative and useful. The report covers performance for the six-month period ended April 30, 2019.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Absolute Return Bond Fund

June 14, 2019

PGIM Absolute Return Bond Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/19 (without sales charges)	Average Annual Total Returns as of 4/30/19 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	2.28	–1.73	1.82	2.09 (3/30/11)
Class C	1.89	1.15	2.02	1.92 (3/30/11)
Class Z	2.52	3.29	3.06	2.96 (3/30/11)
Class R6	2.44	3.13	3.07	2.99 (3/30/11)
ICE BofAML US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
	1.34	2.52	1.03	0.77
Bloomberg Barclays US Aggregate Bond Index
	5.49	5.29	2.57	3.09
Lipper Alternative Credit Focus Funds Average
	2.94	2.38	2.18	2.44

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	4.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definitions

ICE BofAML US Dollar 3-Month Deposit Offered Rate Constant Maturity Index—The ICE BofAML US Dollar 3-Month Deposit Offered Rate Constant Maturity Index is an unmanaged index that tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that current day fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

Bloomberg Barclays US Aggregate Bond Index—The Bloomberg Barclays US Aggregate Bond Index is unmanaged and represents securities that are taxable and dollar denominated. It covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Lipper Alternative Credit Focus Funds Average—The Lipper Alternative Credit Focus Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Alternative Credit Focus Funds universe for the periods noted. Funds in the Lipper Average are funds that, by prospectus language, invest in a wide range of credit-structured vehicles by using either fundamental credit research analysis or quantitative credit portfolio modeling, trying to benefit from any changes in credit quality, credit spreads, and market liquidity.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

PGIM Absolute Return Bond Fund	7

Your Fund’s Performance (continued)

Distributions and Yields as of 4/30/19
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.34	3.23	3.23
Class C	0.30	2.62	2.62
Class Z	0.35	3.67	3.60
Class R6	0.35	3.70	3.69

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

Credit Quality expressed as a percentage of total investments as of 4/30/19 (%)
AAA	27.7
AA	8.8
A	5.8
BBB	16.6
BB	16.6
B	12.0
CCC	0.9
CC	7.7
Not Rated	4.0
Cash/Cash Equivalents
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Absolute Return Bond Fund	9

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Absolute Return Bond Fund		Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,022.80	1.02%	$5.12
	Hypothetical	$1,000.00	$1,019.74	1.02%	$5.11
Class C	Actual	$1,000.00	$1,018.90	1.78%	$8.91
	Hypothetical	$1,000.00	$1,015.97	1.78%	$8.90
Class Z	Actual	$1,000.00	$1,025.20	0.73%	$3.67
	Hypothetical	$1,000.00	$1,021.17	0.73%	$3.66
Class R6	Actual	$1,000.00	$1,024.40	0.70%	$3.51
	Hypothetical	$1,000.00	$1,021.32	0.70%	$3.51

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2019, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 97.3%

ASSET-BACKED SECURITIES 36.2%

Automobiles 0.6%
OneMain Direct Auto Receivables Trust,
Series 2017-01A, Class C, 144A	3.910%		08/16/21		4,100	$4,129,826
Series 2017-02A, Class E, 144A	4.740		11/14/25		1,200	1,220,391
Series 2019-01A, Class A, 144A	3.630		09/14/27		8,300	8,391,088
Series 2019-01A, Class B, 144A	3.950		11/14/28		1,700	1,720,858

						15,462,163

Collateralized Loan Obligations 25.3%
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2015-06A, Class AR, 144A, 3 Month LIBOR + 1.270%	3.867	(c)	07/15/30		1,750	1,751,236
Armada Euro CLO DAC (Ireland), Series 2018-02A, Class A3, 144A	1.500		11/15/31	EUR	2,500	2,800,521
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280%	3.877	(c)	07/15/29		2,500	2,496,823
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260%	3.861	(c)	07/16/29		2,000	1,990,070
Series 2017-08A, Class A, 144A, 3 Month LIBOR + 1.300%	3.901	(c)	01/16/30		4,500	4,484,871
Aurium CLO DAC (Ireland),
Series 04A, Class A1, 144A, 3 Month EURIBOR + 0.750%	0.750	(c)	01/16/31	EUR	10,500	11,689,911
Series 04A, Class A2, 144A	1.620		01/16/31	EUR	3,100	3,474,638
Bain Capital Credit CLO (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960%	3.552	(c)	04/23/31		5,000	4,913,954
Battalion CLO Ltd. (Cayman Islands), Series 2015-08A, Class A1R, 144A, 3 Month LIBOR + 1.340%	3.941	(c)	07/18/30		2,000	1,999,161
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.847	(c)	07/15/29		3,500	3,501,584
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250%	3.847	(c)	10/15/30		9,250	9,244,297
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350%	3.938	(c)	01/17/28		4,000	3,902,894

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Carlyle Global Market Strategies Euro CLO Ltd. (Ireland), Series 2015-03A, Class A1BR, 144A	1.150%		07/15/30	EUR	8,500	$9,484,225
Carlyle US CLO Ltd. (Cayman Islands), Series 2017-02A, Class A1B, 144A, 3 Month LIBOR + 1.220%	3.812	(c)	07/20/31		3,000	2,982,925
Catamaran CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260%	3.852	(c)	04/22/30		10,500	10,453,187
CIFC Funding Ltd. (Cayman Islands), Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110%	3.701	(c)	01/22/31		8,000	7,927,163
CVC Cordatus Loan Fund (Ireland), Series 03A, Class A2RR, 144A	1.750		08/15/32	EUR	7,200	8,116,227
Elevation CLO Ltd. (Cayman Islands), Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220%	3.817	(c)	07/15/30		4,000	3,976,110
Ellington CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.700%	4.384	(c)	02/15/29		20,000	19,927,068
Hayfin Emerald CLO DAC (Ireland), Series 01A, Class A3, 144A	1.700		09/06/31	EUR	3,000	3,375,122
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000%	3.733	(c)	02/05/31		15,250	15,065,444
ICG US CLO Ltd. (Cayman Islands), Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280%	3.872	(c)	10/23/29		3,000	2,992,549
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)	3.893	(c)	04/20/32		14,750	14,750,782
Series 2019-01A, Class A2, 144A, 3 Month LIBOR + 2.150%	4.573	(c)	04/20/32		17,000	16,990,074
Jubilee CLO BV (Netherlands), Series 2016-17A, Class A2R, 144A, 3 Month EURIBOR + 1.150% (Cap 2.200%, Floor 1.150%)	1.150	(c)	04/15/31	EUR	12,800	14,302,096
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180%	3.777	(c)	01/15/31		8,000	7,934,420

See Notes to Financial Statements.

12

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
KKR CLO Ltd. (Cayman Islands), (cont’d.)
Series 18, Class A, 144A, 3 Month LIBOR + 1.270%	3.871	%(c)	07/18/30		8,000	$8,006,570
KVK CLO Ltd. (Cayman Islands), Series 2018-01A, Class B, 144A, 3 Month LIBOR + 1.650%	4.294	(c)	05/20/29		18,000	17,855,381
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120%	3.712	(c)	04/21/31		7,500	7,410,708
Series 2014-03A, Class BR, 144A, 3 Month LIBOR + 1.800%	4.391	(c)	04/21/31		18,000	17,819,392
Mountain View CLO LLC (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210%	3.811	(c)	01/16/31		8,000	7,912,255
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A2R, 144A, 3 Month LIBOR + 1.780%	4.377	(c)	07/15/31		22,500	22,225,842
Series 2019-01A, Class B, 144A, 3 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	4.618	(c)	04/15/29		10,000	9,995,903
North Westerly CLO BV (Netherlands), Series IV-A, Class A2R, 144A	1.250		01/15/26	EUR	1,457	1,632,989
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%	3.857	(c)	07/15/30		5,750	5,729,133
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A2AS, 144A, 3 Month LIBOR + 1.750%	4.338	(c)	04/17/31		4,000	3,950,523
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.833	(c)	10/30/30		3,000	2,991,337
Series 2016-15A, Class A1, 144A, 3 Month LIBOR + 1.490%	4.082	(c)	01/20/29		22,750	22,765,543
Series 2018-20A, Class A2, 144A, 3 Month LIBOR + 1.650%	4.242	(c)	04/20/31		3,000	2,968,672
OZLME DAC (Netherlands),
Series 03A, Class A1, 144A, 3 Month EURIBOR + 0.750%	0.750	(c)	08/24/30	EUR	31,000	34,444,615
Series 03A, Class A2, 144A	1.150		08/24/30	EUR	8,000	8,955,626
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130%	3.718	(c)	01/17/31		10,000	9,949,387
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.300%	3.941	(c)	05/21/29		10,200	10,236,437

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Palmer Square CLO Ltd. (Cayman Islands), (cont’d.)
Series 2015-02A, Class A1AR, 144A, 3 Month LIBOR + 1.270%	3.861	%(c)	07/20/30	5,750	$5,747,966
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100%	3.701	(c)	07/16/31	12,000	11,879,274
Regatta Funding LP (Cayman Islands), Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 1.540%	4.137	(c)	01/15/29	7,250	7,252,653
Regatta VIII Funding Ltd. (Cayman Islands), Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250%	3.838	(c)	10/17/30	4,750	4,726,248
Romark CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030%	3.622	(c)	04/20/31	1,500	1,473,465
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175%	3.755	(c)	07/25/31	5,000	4,951,227
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class B, 144A, 3 Month LIBOR + 1.700%	4.439	(c)	05/07/31	12,500	12,330,956
Series 2017-11A, Class A, 144A, 3 Month LIBOR + 1.270%	3.954	(c)	08/15/30	2,500	2,501,413
Sound Point CLO Ltd. (Cayman Islands),
Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 0.880%	3.471	(c)	07/20/27	7,500	7,477,684
Series 2016-02A, Class AR, 144A, 3 Month LIBOR + 1.290%	3.882	(c)	10/20/28	14,750	14,755,884
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.280%	3.860	(c)	07/25/30	8,500	8,472,223
Series 2017-03A, Class A1B, 144A, 3 Month LIBOR + 1.220%	3.812	(c)	10/20/30	8,750	8,715,647
Strata CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.590%	4.406	(c)	01/15/31	19,000	18,914,015
TICP CLO Ltd. (Cayman Islands), Series 2017-07A, Class AS, 144A, 3 Month LIBOR + 1.230%	3.827	(c)	07/15/29	5,500	5,496,400
Trinitas CLO Ltd. (Cayman Islands),
Series 2015-03A, Class BR, 144A, 3 Month LIBOR + 1.400%	3.997	(c)	07/15/27	12,880	12,719,813
Series 2017-06A, Class A, 144A, 3 Month LIBOR + 1.320%	3.900	(c)	07/25/29	9,750	9,756,542

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Trinitas CLO Ltd. (Cayman Islands), (cont’d.)
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210%	3.790	%(c)	01/25/31		4,500	$4,472,043
Series 2017-07A, Class B, 144A, 3 Month LIBOR + 1.600%	4.180	(c)	01/25/31		3,000	2,938,246
Tryon Park CLO Ltd. (Cayman Islands), Series 2013-01A, Class A2R, 144A, 3 Month LIBOR + 1.500%	4.097	(c)	04/15/29		4,000	3,951,262
Venture CLO Ltd. (Cayman Islands), Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880%	3.477	(c)	07/15/27		7,500	7,468,455
Voya CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1AR, 144A, 3 Month LIBOR + 1.210%	3.807	(c)	10/15/30		2,750	2,741,321
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900%	3.501	(c)	01/18/29		19,000	18,884,600
Voya Euro CLO DAC (Ireland), Series 01A, Class A, 144A, 3 Month EURIBOR + 0.750%	0.750	(c)	10/15/30	EUR	13,000	14,422,171
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.320%	3.912	(c)	04/20/29		4,000	3,993,938
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.250%	3.841	(c)	10/20/29		7,000	6,982,513
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150%	3.738	(c)	01/17/31		10,500	10,408,460
York CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150%	3.741	(c)	01/22/31		3,000	2,981,786
Zais CLO Ltd. (Cayman Islands),
Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 2.190%	4.787	(c)	07/15/31		12,800	12,545,581
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370%	3.967	(c)	07/15/29		8,750	8,773,274
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290%	3.887	(c)	04/15/30		4,750	4,759,638

						627,872,363

Consumer Loans 2.0%
Lendmark Funding Trust,
Series 2017-01A, Class B, 144A	3.770		12/22/25		1,300	1,301,980

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Consumer Loans (cont’d.)
Lendmark Funding Trust, (cont’d.)
Series 2017-02A, Class C, 144A	4.330%		05/20/26	700	$700,225
Series 2018-02A, Class A, 144A	4.230		04/20/27	3,200	3,271,811
OneMain Financial Issuance Trust,
Series 2015-01A, Class B, 144A	3.850		03/18/26	2,000	2,004,264
Series 2015-02A, Class C, 144A	4.320		07/18/25	861	862,113
Series 2017-01A, Class A2, 144A, 1 Month LIBOR + 0.800%	3.273	(c)	09/14/32	4,300	4,310,220
Series 2017-01A, Class C, 144A	3.350		09/14/32	700	692,417
Oportun Funding LLC,
Series 2017-B, Class B, 144A	4.260		10/10/23	7,500	7,525,556
Series 2018-B, Class A, 144A	3.910		07/08/24	2,050	2,063,318
Series 2018-B, Class B, 144A	4.500		07/08/24	500	502,400
Series 2018-B, Class C, 144A	5.430		07/08/24	1,000	1,004,546
Series 2018-C, Class A, 144A	4.100		10/08/24	3,200	3,242,160
Series 2018-C, Class B, 144A	4.590		10/08/24	1,300	1,317,256
Series 2018-C, Class C, 144A	5.520		10/08/24	2,000	2,045,244
Series 2018-D, Class A, 144A	4.150		12/09/24	2,300	2,336,322
Series 2018-D, Class B, 144A	4.830		12/09/24	1,200	1,218,517
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850%	5.327	(c)	02/25/23	1,650	1,653,125
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650%	5.127	(c)	08/25/25	3,400	3,410,585
Springleaf Funding Trust,
Series 2015-AA, Class B, 144A	3.620		11/15/24	3,430	3,433,277
Series 2015-AA, Class C, 144A	5.040		11/15/24	6,000	6,024,135

					48,919,471

Home Equity Loans 1.8%
ABFC Trust, Series 2004-OPT5, Class A1, 1 Month LIBOR + 0.700%	3.177	(c)	06/25/34	1,138	1,126,484
Accredited Mortgage Loan Trust,
Series 2004-3, Class 2A2, 1 Month LIBOR + 1.200% (Cap 13.000%, Floor 0.600%)	3.677	(c)	10/25/34	2,683	2,723,393
Series 2004-3, Class 2A5, 1 Month LIBOR + 1.080% (Cap 13.000%, Floor 0.540%)	3.557	(c)	10/25/34	1,599	1,599,027
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W05, Class M1, 1 Month LIBOR + 1.050%	3.527	(c)	10/25/33	21	20,816

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, (cont’d.)
Series 2003-W07, Class M1, 1 Month LIBOR + 1.035%	3.512	%(c)	03/25/34	827	$827,614
Series 2003-W08, Class M1, 1 Month LIBOR + 1.050%	3.527	(c)	12/25/33	699	700,257
Series 2003-W09, Class M1, 1 Month LIBOR + 1.035%	3.512	(c)	01/25/34	1,645	1,644,592
Series 2004-W06, Class AF	4.123		05/25/34	189	192,638
Series 2004-W06, Class AV5, 1 Month LIBOR + 0.800%	3.277	(c)	05/25/34	587	569,796
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE06, Class A2, 1 Month LIBOR + 0.680%	3.157	(c)	11/25/33	1,758	1,726,067
Series 2003-HE6, Class A3B, 1 Month LIBOR + 0.960%	3.437	(c)	11/25/33	3,546	3,487,519
Series 2004-HE03, Class M1, 1 Month LIBOR + 0.810%	3.287	(c)	06/25/34	2,499	2,484,938
Bear Stearns Asset-Backed Securities Trust,
Series 2002-2, Class A1, 1 Month LIBOR + 0.660%	3.137	(c)	10/25/32	792	793,848
Series 2003-3, Class A2, 1 Month LIBOR + 1.180%	3.657	(c)	06/25/43	103	103,620
Series 2003-HE1, Class M1, 1 Month LIBOR + 1.095%	3.572	(c)	01/25/34	2,418	2,455,652
Series 2004-HE11, Class M2, 1 Month LIBOR + 1.575%	4.052	(c)	12/25/34	2,392	2,429,190
Home Equity Asset Trust,
Series 2003-06, Class M1, 1 Month LIBOR + 1.050%	3.527	(c)	02/25/34	1,045	1,033,040
Series 2004-7, Class A2, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.420%)	3.317	(c)	01/25/35	1,050	1,061,628
MASTR Asset-Backed Securities Trust,
Series 2003-WMC2, Class M2, 1 Month LIBOR + 2.475% (Cap N/A, Floor 1.650%)	4.513	(c)	08/25/33	912	945,730
Series 2005-NC01, Class M1, 1 Month LIBOR + 0.720%	3.197	(c)	12/25/34	8,247	8,069,415
Merrill Lynch Mortgage Investors Trust, Series 2002-HE01, Class A1, 1 Month LIBOR + 1.000%	3.477	(c)	08/25/32	2,490	2,482,958

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.020%	3.497	%(c)	10/25/33	2,339	$2,338,141
Series 2003-NC08, Class M1, 1 Month LIBOR + 1.050%	3.527	(c)	09/25/33	539	536,942
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020%	3.497	(c)	10/25/33	616	611,345
Series 2004-HE05, Class M1, 1 Month LIBOR + 0.945%	3.422	(c)	06/25/34	724	723,583
New Residential Mortgage Loan Trust, Series 2018-01A, Class A1A, 144A	4.000	(cc)	12/25/57	2,741	2,801,109
RASC Series Trust, Series 2005-KS11, Class M1, 1 Month LIBOR + 0.400% (Cap 14.000%, Floor 0.400%)	2.877	(c)	12/25/35	307	307,225
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC01, Class M1, 1 Month LIBOR + 0.780%	3.257	(c)	02/25/34	973	973,658

					44,770,225

Other 0.1%
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350%	4.827	(c)	04/25/23	3,200	3,215,294

Residential Mortgage-Backed Securities 5.0%
Amortizing Residential Collateral Trust, Series 2002-BC08, Class A3, 1 Month LIBOR + 1.000%	3.477	(c)	11/25/32	561	561,565
Chase Funding Trust Series,
Series 2002-3, Class 2A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.320%)	3.117	(c)	08/25/32	312	306,984
Series 2003-4, Class 1A5	5.194		05/25/33	641	649,481
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-OPT1, Class M1, 1 Month LIBOR + 0.630% (Cap N/A, Floor 0.420%)	3.107	(c)	02/25/35	291	288,493
Series 2005-WF1, Class A5	5.010	(cc)	11/25/34	13	13,531
Countrywide Asset-Backed Certificates,
Series 2003-BC04, Class M1, 1 Month LIBOR + 1.050%	3.527	(c)	07/25/33	778	777,005
Series 2004-03, Class 1A, 1 Month LIBOR + 0.420%	2.897	(c)	08/25/34	7,769	7,474,540

See Notes to Financial Statements.

18

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Countrywide Asset-Backed Certificates, (cont’d.)
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050%	3.527	%(c)	11/25/34	494	$494,806
Credit Suisse Mortgage Trust,
Series 2016-RPL01, Class A1, 144A, 1 Month LIBOR + 3.150%	5.652	(c)	12/26/46	4,281	4,315,517
Series 2018-11R, Class 1A1, 144A, 1 Month LIBOR + 1.400%	3.886	(c)	08/25/37	5,169	5,159,162
Series 2018-RPL08, Class A1, 144A	4.125	(cc)	07/25/58	8,420	8,456,870
Credit-Based Asset Servicing & Securitization LLC,
Series 2003-CB03, Class AF1	3.379		12/25/32	123	123,087
Series 2003-CB05, Class M1, 1 Month LIBOR + 1.020%	3.497	(c)	11/25/33	665	654,777
CWABS, Inc., Asset-Backed Certificates, Series 2004-01, Class M1, 1 Month LIBOR + 0.750%	3.227	(c)	03/25/34	99	98,889
Finance America Mortgage Loan Trust,
Series 2003-1, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)	3.527	(c)	09/25/33	1,727	1,699,329
Series 2004-02, Class M1, 1 Month LIBOR + 0.825%	3.302	(c)	08/25/34	4,851	4,841,998
First Franklin Mortgage Loan Trust, Series 2004-FF5, Class A2, 1 Month LIBOR + 0.760% (Cap N/A, Floor 0.380%)	3.237	(c)	08/25/34	900	883,578
Fremont Home Loan Trust, Series 2004-4, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.530%)	3.272	(c)	03/25/35	2,512	2,503,931
GSAMP Trust,
Series 2003-HE2, Class A1A, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.300%)	3.077	(c)	08/25/33	714	702,100
Series 2004-AR1, Class A2B, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.600%)	3.677	(c)	06/25/34	1,422	1,427,741
Series 2004-NC2, Class A1B, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.450%)	3.377	(c)	10/25/34	1,787	1,735,346
JPMorgan Mortgage Acquisition Corp., Series 2005-OPT2, Class M1, 1 Month LIBOR + 0.430% (Cap N/A, Floor 0.430%)	2.907	(c)	12/25/35	134	134,335
Long Beach Mortgage Loan Trust,
Series 2003-04, Class AV1, 1 Month LIBOR + 0.620%	3.097	(c)	08/25/33	1,459	1,466,294

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Long Beach Mortgage Loan Trust, (cont’d.)
Series 2004-2, Class A1, 1 Month LIBOR + 0.440% (Cap N/A, Floor 0.220%)	2.917	%(c)	06/25/34		985	$961,615
LSFVT, Series 2018-01, 1 Month LIBOR + 2.000%^	3.982	(c)	04/01/21		19,309	19,250,953
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900%	3.377	(c)	05/25/34		243	241,759
Series 2004-NC06, Class M1, 1 Month LIBOR + 0.900%	3.377	(c)	07/25/34		1,472	1,432,702
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-WCH1, Class M3, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.560%)	3.317	(c)	01/25/36		543	542,957
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC04, Class M1, 1 Month LIBOR + 0.900%	3.377	(c)	11/25/34		1,159	1,143,192
Series 2004-BC02, Class M1, 1 Month LIBOR + 0.825%	3.302	(c)	05/25/35		1,888	1,885,344
Series 2004-BC4, Class A2C, 1 Month LIBOR + 0.980% (Cap N/A, Floor 0.490%)	3.457	(c)	10/25/35		1,228	1,209,630
Structured Asset Investment Loan Trust,
Series 2004-08, Class A8, 1 Month LIBOR + 1.000%	3.477	(c)	09/25/34		2,123	2,128,790
Series 2004-BNC01, Class A2, 1 Month LIBOR + 1.000%	3.477	(c)	09/25/34		3,125	3,114,082
Series 2005-3, Class M2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.440%)	3.137	(c)	04/25/35		653	652,875
TFS (Spain), Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	2.900	(c)	03/16/23	EUR	12,511	14,004,029
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A	2.750	(cc)	06/25/57		2,183	2,152,069
Series 2018-02, Class A1, 144A	3.250	(cc)	03/25/58		14,004	14,038,254
Series 2018-03, Class A1, 144A	3.750	(cc)	05/25/58		15,768	16,005,935

						123,533,545

Student Loans 1.4%
Laurel Road Prime Student Loan Trust, Series 2018-D, Class A, 144A	0.000		11/25/43		13,729	14,323,122

See Notes to Financial Statements.

20

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Student Loans (cont’d.)
SLM Student Loan Trust,
Series 2004-02X, Class A6, 3 Month EURIBOR + 0.550%(Cap N/A, Floor 0.000%)	0.239	%(c)	07/25/39	EUR	7,950	$8,614,613
Series 2007-02, Class B, 3 Month LIBOR + 0.170%	2.750	(c)	07/25/25		11,503	10,550,604

						33,488,339

TOTAL ASSET-BACKED SECURITIES (cost $903,703,428)						897,261,400

BANK LOANS 1.9%

Chemicals 0.1%
Starfruit Finco BV (Netherlands),
Initial Dollar Term Loan, 1 Month LIBOR + 3.250%	5.729	(c)	10/01/25		500	497,812
Initial Euro Term Loan, 3 Month EURIBOR + 3.750%	3.750	(c)	10/01/25	EUR	1,580	1,775,350

						2,273,162

Computers 0.1%
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%	10.976	(c)	09/29/25		1,788	1,807,609
Term B USD Loan, 1 Month LIBOR + 3.750%	6.229	(c)	09/30/24		1,177	1,183,744

						2,991,353

Electric 0.1%
Vistra Operations Co. LLC, 2018 Incremental Term Loan, 1 Month LIBOR + 2.000%	4.477	(c)	12/31/25		2,886	2,886,357

Foods 0.3%
JBS USA Lux SA, Initial Term Loan, 1 Month LIBOR + 2.500%	4.980	(c)	10/31/22		2,726	2,725,307
Sigma Bidco BV (Netherlands), Facility B4 Loan, 3 Month GBP LIBOR + 4.000%	4.853	(c)	07/02/25	GBP	3,700	4,710,964

						7,436,271

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

BANK LOANS (Continued)

Healthcare-Products 0.1%
Avantor, Inc., Initial B-1 Euro Term Loan, 1 Month EURIBOR + 3.750%	3.750	%(c)	11/21/24	EUR	1,291	$1,453,137

Leisure Time 0.1%
HNVR Holdco Ltd., Term Loan	—	(p)	09/12/25		2,525	2,845,019
Richmond UK Bidco Ltd. (United Kingdom), Facility B, 1 Month GBP LIBOR + 4.250%	4.982	(c)	03/03/24	GBP	358	443,453

						3,288,472

Machinery-Diversified 0.1%
Rexnord LLC, Refinancing Term Loan, 1 Month LIBOR + 2.000%	4.483	(c)	08/21/24		3,325	3,325,798

Pharmaceuticals 0.2%
Ceva Sante Animale SA, Term Loan	—	(p)	03/27/26		2,125	2,393,828
Nidda Healthcare Holding AG (Germany), Facility C GBP, 3 Month GBP LIBOR + 4.500%	5.365	(c)	08/21/24	GBP	1,700	2,218,879

						4,612,707

Real Estate 0.2%
DTZ US Borrower LLC, Closing Date Term Loan, 1 Month LIBOR + 3.250%	5.733	(c)	08/21/25		4,179	4,179,000

Retail 0.2%
EG America LLC (United Kingdom), Second Lien Facility (USD), 3 Month LIBOR + 8.000%	10.601	(c)	04/20/26		1,150	1,129,875
EG Finco Ltd. (United Kingdom),
Second Lien Term Loan, 3 Month EURIBOR + 7.750%^	8.750	(c)	04/20/26	EUR	675	758,973
Term B, 3 Month GBP LIBOR + 4.750%	5.598	(c)	02/06/25	GBP	1,114	1,431,453
Term B1, 3 Month EURIBOR + 4.000%	4.000	(c)	02/07/25	EUR	2,454	2,725,690

						6,045,991

See Notes to Financial Statements.

22

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Software 0.2%
First Data Corp., 2022D New Dollar Term Loan, 1 Month LIBOR + 2.000%	4.481	%(c)	07/08/22	2,764	$2,763,712
Infor US, Inc., Tranche B-6 Term Loan, 1 Month LIBOR + 2.750%	5.233	(c)	02/01/22	2,247	2,245,388

					5,009,100

Telecommunications 0.2%
Sprint Communications, Inc., Initial Term Loan, 1 Month LIBOR + 2.500%	5.000	(c)	02/02/24	3,960	3,839,157

TOTAL BANK LOANS (cost $48,257,733)					47,340,505

COMMERCIAL MORTGAGE-BACKED SECURITIES 7.1%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A	3.203	(cc)	05/15/35	2,700	2,550,260
Series 2018-20TS, Class H, 144A	3.203	(cc)	05/15/35	2,700	2,497,918
BANK, Series 2017-BNK08, Class A3	3.229		11/15/50	1,300	1,306,155
BBCMS Mortgage Trust, Series 2018-TALL, Class D, 144A, 1 Month LIBOR + 1.449%	3.921	(c)	03/15/37	11,875	11,860,067
BX Commercial Mortgage Trust, Series 2018-IND, Class G, 144A, 1 Month LIBOR + 2.050%	4.523	(c)	11/15/35	5,745	5,780,634
COMM Mortgage Trust,
Series 2012-CR01, Class XA, IO	2.041	(cc)	05/15/45	11,173	526,585
Series 2015-LC19, Class XB, IO, 144A	0.354	(cc)	02/10/48	123,049	1,743,814
Credit Suisse Mortgage Trust,
Series 2017-LSTK, Class D, 144A	3.442	(cc)	04/05/33	6,850	6,781,925
Series 2017-LSTK, Class E, 144A	3.442	(cc)	04/05/33	12,575	12,359,041
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A3	4.095		04/15/51	9,000	9,435,189
DBGS Mortgage Trust,
Series 2018-BIOD, Class E, 144A, 1 Month LIBOR + 1.700%	4.173	(c)	05/15/35	3,365	3,316,754
Series 2018-BIOD, Class F, 144A, 1 Month LIBOR + 2.000%	4.473	(c)	05/15/35	12,994	12,803,950
DBWF Mortgage Trust, Series 2016-85T, Class E, 144A	3.935	(cc)	12/10/36	15,500	14,658,362

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	23

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Multifamily Structured Pass-Through Certificates,
Series K007, Class X1, IO	1.203	%(cc)	04/25/20		3,999	$27,179
Series K008, Class X1, IO	1.662	(cc)	06/25/20		18,099	233,561
Series K010, Class X1, IO	0.294	(cc)	10/25/20		17,653	38,814
Series K018, Class X1, IO	1.485	(cc)	01/25/22		14,992	430,135
Series K020, Class X1, IO	1.538	(cc)	05/25/22		19,603	702,508
Series K021, Class X1, IO	1.571	(cc)	06/25/22		4,037	154,460
Series K025, Class X1, IO	0.957	(cc)	10/25/22		88,328	2,198,093
Series K055, Class X1, IO	1.500	(cc)	03/25/26		23,016	1,819,263
Series K066, Class X1, IO	0.890	(cc)	06/25/27		235,509	12,236,468
Series K711, Class X1, IO	1.715	(cc)	07/25/19		1,463	1,427
Series KC02, Class X1, IO	0.505	(cc)	03/25/24		142,296	2,452,247
GS Mortgage Securities Corp., Series 2013-GC10, Class XB, IO, 144A	0.629	(cc)	02/10/46		103,126	1,880,864
GS Mortgage Securities Trust, Series 2014-GC20, Class XB, IO	0.602	(cc)	04/10/47		28,307	581,978
Independence Plaza Trust, Series 2018-INDP, Class E, 144A	4.996		07/10/35		5,200	5,259,673
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class XB, IO	0.467	(cc)	08/15/47		45,056	774,094
Series 2015-C27, Class XB, IO	0.585	(cc)	02/15/48		52,766	1,180,011
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2018-AON, Class E, 144A	4.767	(cc)	07/05/31		25,950	26,504,131
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XB, IO	0.652	(cc)	04/15/46		34,956	700,530
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C5, Class XB, IO, 144A	0.398	(cc)	08/15/45		65,968	569,541
Series 2013-C8, Class XB, IO, 144A	0.497	(cc)	12/15/48		68,276	1,055,923
Salus European Loan Conduit DAC (United Kingdom), Series 33A, Class A, 144A, 3 Month GBP LIBOR + 1.500% (Cap 5.000%, Floor N/A)	2.322	(c)	01/23/29	GBP	9,500	12,461,721
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class XB, IO, 144A	0.473	(cc)	04/10/46		140,883	2,085,942
Wells Fargo Commercial Mortgage Trust,
Series 2017-C39, Class A4	3.157		09/15/50		15,000	14,945,045
Series 2017-C40, Class A3	3.317		10/15/50		3,380	3,407,322

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $175,745,612)						177,321,584

See Notes to Financial Statements.

24

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BOND 0.3%

Investment Companies
Aabar Investments PJSC (United Arab Emirates), Sr. Unsec’d. Notes, EMTN (cost $6,559,055)	0.500%		03/27/20	EUR	5,700	$6,139,115

CORPORATE BONDS 33.2%

Aerospace & Defense 0.8%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500		12/01/24		9,325	9,480,727
Sr. Unsec’d. Notes, 144A	7.875		04/15/27		3,400	3,421,250
United Technologies Corp., Sr. Unsec’d. Notes	1.950		11/01/21		6,580	6,439,309

						19,341,286

Airlines 0.2%
American Airlines, Pass-Through Trust, Series 2013-1, Class A, Pass-Through Certificates(h)	4.000		01/15/27		2,160	2,202,600
Continental Airlines, Pass-Through Trust, Series 2012-2 Class A, Pass-Through Certificates	4.000		04/29/26		90	92,461
Continental Airlines, Pass-Through Trust, Series 2007-1, Class A, Pass-Through Certificates	5.983		10/19/23		813	856,953
Delta Air Lines, Pass-Through Trust, Series 2007-1, Class A, Pass-Through Certificates	6.821		02/10/24		616	671,907
United Airlines, Pass-Through Trust, Series 2013-1, Class A, Pass-Through Certificates	4.300		02/15/27		1,905	1,975,587

						5,799,508

Apparel 0.1%
PVH Corp., Sr. Unsec’d. Notes, 144A	3.125		12/15/27	EUR	2,175	2,573,434

Auto Manufacturers 0.3%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%	3.014	(c)	04/12/21		820	821,439

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	25

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)
BMW US Capital LLC (Germany), (cont’d.)
Gtd. Notes, 144A	3.100%		04/12/21		1,095	$1,103,379
General Motors Co., Sr. Unsec’d. Notes	6.250		10/02/43		1,555	1,638,767
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	3.875		11/13/20		2,150	2,179,861
Gtd. Notes, 144A	4.000		11/12/21		2,810	2,869,433

						8,612,879

Auto Parts & Equipment 0.6%
Adient US LLC, Sr. Sec’d. Notes, 144A	7.000		05/15/26		1,400	1,433,250
American Axle & Manufacturing, Inc., Gtd. Notes(a)	6.250		03/15/26		3,200	3,200,000
Lear Corp.,
Sr. Unsec’d. Notes	5.250		01/15/25		5,375	5,572,113
Sr. Unsec’d. Notes	5.375		03/15/24		1,410	1,448,499
Nemak SAB de CV (Mexico), Sr. Unsec’d. Notes(a)	4.750		01/23/25		2,800	2,751,000

						14,404,862

Banks 5.5%
Banco do Brasil SA (Brazil), Gtd. Notes	3.875		10/10/22		3,000	2,985,000
Banco Nacional de Costa Rica (Costa Rica), Sr. Unsec’d. Notes, 144A	5.875		04/25/21		750	755,625
Bank of America Corp.,
Jr. Sub. Notes, Series AA	6.100	(ff)	—	(rr)	8,820	9,459,450
Jr. Sub. Notes, Series V	5.125	(ff)	—	(rr)	2,175	2,176,446
Sr. Unsec’d. Notes, GMTN	3.593	(ff)	07/21/28		1,555	1,550,292
Sr. Unsec’d. Notes, MTN	3.824	(ff)	01/20/28		1,905	1,937,906
Sr. Unsec’d. Notes, MTN	4.271	(ff)	07/23/29		1,450	1,515,507
Bank of Baroda (India), Sr. Unsec’d. Notes, 144A	4.875		07/23/19		5,000	4,999,205
Caixa Economica Federal (Brazil), Sub. Notes	7.250	(ff)	07/23/24		5,400	5,432,400
Citigroup, Inc.,
Jr. Sub. Notes, Series Q	5.950	(ff)	—	(rr)	12,685	12,938,700
Sr. Unsec’d. Notes	3.200		10/21/26		1,145	1,121,264
Sr. Unsec’d. Notes(a)	3.887	(ff)	01/10/28		980	998,855

See Notes to Financial Statements.

26

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Citigroup, Inc., (cont’d.)
Sr. Unsec’d. Notes	8.125%		07/15/39		620	$938,783
Sub. Notes	4.400		06/10/25		405	422,392
Sub. Notes	4.750		05/18/46		395	415,242
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, MTN	3.625		09/09/24		2,375	2,432,408
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.750		03/26/25		1,200	1,214,198
Discover Bank,
Sr. Unsec’d. Notes	4.200		08/08/23		5,500	5,721,420
Sub. Notes	7.000		04/15/20		800	830,185
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M	5.375	(ff)	—	(rr)	5,225	5,346,586
Sr. Unsec’d. Notes	3.814	(ff)	04/23/29		1,595	1,583,947
Sr. Unsec’d. Notes	3.850		01/26/27		3,940	3,969,376
Sr. Unsec’d. Notes	4.223	(ff)	05/01/29		170	173,670
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	6.053	(c)	—	(rr)	93	93,425
Jr. Sub. Notes, Series Q(a)	5.150	(ff)	—	(rr)	3,725	3,776,163
Jr. Sub. Notes, Series R	6.000	(ff)	—	(rr)	7,707	8,092,350
Jr. Sub. Notes, Series X	6.100	(ff)	—	(rr)	3,400	3,611,140
Sr. Unsec’d. Notes	4.250		10/15/20		8,178	8,362,496
Morgan Stanley,
Jr. Sub. Notes, Series H	5.450	(ff)	—	(rr)	13,110	13,126,388
Sr. Unsec’d. Notes(a)	4.375		01/22/47		1,260	1,308,629
Sr. Unsec’d. Notes, GMTN(a)	3.772	(ff)	01/24/29		1,750	1,765,890
Sr. Unsec’d. Notes, GMTN	3.875		01/27/26		605	620,010
Sr. Unsec’d. Notes, GMTN	4.431	(ff)	01/23/30		2,135	2,259,889
Sr. Unsec’d. Notes, MTN	3.591	(ff)	07/22/28		1,125	1,123,655
Sub. Notes, MTN	4.100		05/22/23		1,710	1,768,250
People’s United Bank NA, Sub. Notes	4.000		07/15/24		325	327,673
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, GMTN	3.200		04/30/21		8,130	8,220,690
State Street Corp., Jr. Sub. Notes, Series F	5.250	(ff)	—	(rr)	2,555	2,606,100
Turkiye Garanti Bankasi AS (Turkey), Sr. Unsec’d. Notes, 144A	5.875		03/16/23		2,435	2,274,899
Wells Fargo Bank NA, Sr. Unsec’d. Notes	2.600		01/15/21		8,150	8,132,848

						136,389,352

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	27

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Beverages 0.0%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.200%	01/15/39		250	$349,447

Biotechnology 0.1%
Celgene Corp., Sr. Unsec’d. Notes	4.350	11/15/47		2,100	2,046,956

Building Materials 0.8%
Griffon Corp., Gtd. Notes	5.250	03/01/22		5,375	5,375,000
Johnson Controls International PLC, Sr. Unsec’d. Notes	4.250	03/01/21		3,090	3,160,138
Owens Corning, Sr. Unsec’d. Notes	4.200	12/15/22		125	128,420
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.375	11/15/24		5,000	5,093,750
U.S. Concrete, Inc., Gtd. Notes	6.375	06/01/24		4,725	4,854,938

					18,612,246

Chemicals 1.9%
Ashland LLC, Gtd. Notes	6.875	05/15/43		4,100	4,376,750
CF Industries, Inc.,
Gtd. Notes	4.950	06/01/43		1,765	1,548,240
Gtd. Notes	5.375	03/15/44		1,300	1,189,760
Gtd. Notes	7.125	05/01/20		59	61,231
Chemours Co. (The), Gtd. Notes	4.000	05/15/26	EUR	1,500	1,749,562
CNAC HK Finbridge Co. Ltd. (China), Gtd. Notes	3.500	07/19/22		3,525	3,527,619
DowDuPont, Inc., Sr. Unsec’d. Notes	3.766	11/15/20		8,380	8,513,201
Eurochem Finance DAC (Switzerland), Gtd. Notes, 144A	5.500	03/13/24		5,980	6,058,458
LYB International Finance BV, Gtd. Notes	5.250	07/15/43		10	10,389
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625	02/26/55		164	151,429
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	5.500	01/15/48		480	457,800

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250%	06/01/27		4,625	$4,544,063
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900	06/01/43		1,350	1,397,599
Sr. Unsec’d. Notes	6.125	01/15/41		170	199,767
OCI NV (Netherlands), Sr. Sec’d. Notes	5.000	04/15/23	EUR	500	591,700
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500	11/14/22		5,885	5,979,042
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.450	08/01/25		635	638,609
Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands), Sr. Unsec’d. Notes	6.500	10/01/26	EUR	5,150	5,926,018

					46,921,237

Commercial Services 1.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A	6.700	06/01/34		110	138,288
Gtd. Notes, 144A	7.000	10/15/37		1,725	2,251,210
Laureate Education, Inc., Gtd. Notes, 144A	8.250	05/01/25		6,350	6,873,875
Loxam SAS (France),
Sr. Sec’d. Notes, 144A	2.875	04/15/26	EUR	1,400	1,566,314
Sr. Sub. Notes, 144A	4.500	04/15/27	EUR	1,500	1,689,803
Nexi Capital SpA (Italy), Sr. Sec’d. Notes, 144A	4.125	11/01/23	EUR	700	815,700
Nielsen Co. Luxembourg SARL (The), Gtd. Notes, 144A	5.500	10/01/21		1,675	1,683,375
United Rentals North America, Inc.,
Gtd. Notes	4.625	10/15/25		2,600	2,580,500
Gtd. Notes	4.875	01/15/28		5,979	5,934,158
Gtd. Notes	5.250	01/15/30		1,050	1,055,250
Gtd. Notes	5.500	05/15/27		1,600	1,648,000

					26,236,473

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	29

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Computers 0.2%
Everi Payments, Inc., Gtd. Notes, 144A	7.500%		12/15/25	3,575	$3,718,000
West Corp., Gtd. Notes, 144A	8.500		10/15/25	2,700	2,379,375

					6,097,375

Distribution/Wholesale 0.1%
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.250		07/15/22	2,425	2,443,188

Diversified Financial Services 0.5%
Grain Spectrum Funding II LLC, Sec’d. Notes, 144A	3.290		10/10/34	719	715,193
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250		05/15/19	25	25,029
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500		01/20/43	175	182,232
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	8.125		07/15/23	2,450	2,468,375
Gtd. Notes, 144A	9.125		07/15/26	3,700	3,709,250
Navient Corp., Sr. Unsec’d. Notes, MTN	4.875		06/17/19	670	671,005
Western Union Co. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%	3.463	(c)	05/22/19	4,300	4,301,669

					12,072,753

Electric 1.2%
AES Panama SRL (Panama), Sr. Unsec’d. Notes, 144A	6.000		06/25/22	3,015	3,103,942
Calpine Corp.,
Sr. Unsec’d. Notes	5.375		01/15/23	130	130,975
Sr. Unsec’d. Notes(a)	5.750		01/15/25	10,700	10,569,344
Duke Energy Carolinas LLC, First Mortgage	4.000		09/30/42	50	50,656
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350		08/10/28	1,225	1,272,550
Sr. Unsec’d. Notes	5.750		01/26/21	4,055	4,018,505
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450		07/15/44	800	904,017

See Notes to Financial Statements.

30

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
GenOn Energy, Inc./NRG Americas, Inc., Sec’d. Notes, 6 Month LIBOR + 6.500%	9.392	%(c)	12/01/23		5,000	$4,962,500
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes	8.400		01/15/22		1,000	1,145,190
Gov’t. Gtd. Notes	8.500		12/01/29		1,255	1,829,642
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625		06/15/23		1,575	1,608,554
NRG Energy, Inc.,
Gtd. Notes	6.625		01/15/27		325	347,750
Gtd. Notes	7.250		05/15/26		275	299,406
South Carolina Electric & Gas Co., First Mortgage	4.350		02/01/42		63	66,504
Westar Energy, Inc., First Mortgage	4.100		04/01/43		325	327,339

						30,636,874

Electrical Components & Equipment 0.1%
Energizer Gamma Acquisition BV, Gtd. Notes, 144A	4.625		07/15/26	EUR	2,600	3,000,379

Electronics 0.3%
Jabil, Inc.,
Sr. Unsec’d. Notes	4.700		09/15/22		80	82,424
Sr. Unsec’d. Notes	5.625		12/15/20		5,400	5,596,020
Sensata Technologies BV, Gtd. Notes, 144A	5.000		10/01/25		2,750	2,818,750

						8,497,194

Energy-Alternate Sources 0.1%
Neerg Energy Ltd. (Mauritius), Sr. Sec’d. Notes	6.000		02/13/22		850	838,375
Rio Energy SA/UGEN SA/UENSA SA (Argentina), Sr. Sec’d. Notes, 144A	6.875		02/01/25		3,220	2,101,050

						2,939,425

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	31

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Engineering & Construction 0.2%
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	3.875%	04/30/28		3,000	$2,814,150
Swissport Financing Sarl (Luxembourg), Sr. Sec’d. Notes	6.750	12/15/21	EUR	2,300	2,663,558

					5,477,708

Entertainment 1.1%
AMC Entertainment Holdings, Inc.,
Gtd. Notes(a)	5.750	06/15/25		1,908	1,839,026
Gtd. Notes	5.875	11/15/26		400	372,000
Gtd. Notes	6.375	11/15/24	GBP	2,625	3,422,521
Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250	10/15/25		4,025	3,934,437
Codere Finance 2 Luxembourg SA (Spain), Sr. Sec’d. Notes	6.750	11/01/21	EUR	3,000	3,219,071
CPUK Finance Ltd. (United Kingdom),
Sec’d. Notes, 144A	4.250	02/28/47	GBP	550	726,133
Sec’d. Notes, 144A	4.875	02/28/47	GBP	200	262,035
Eldorado Resorts, Inc., Gtd. Notes	7.000	08/01/23		3,233	3,378,485
Entertainment One Ltd. (Canada), Sr. Sec’d. Notes	6.875	12/15/22	GBP	2,733	3,679,835
National CineMedia LLC,
Sr. Sec’d. Notes	6.000	04/15/22		775	780,812
Sr. Unsec’d. Notes	5.750	08/15/26		2,925	2,844,562
Scientific Games International, Inc.,
Gtd. Notes	6.250	09/01/20		2,500	2,506,250
Gtd. Notes	10.000	12/01/22		875	920,937
Gtd. Notes, 144A	8.250	03/15/26		450	466,313

					28,352,417

Foods 0.8%
B&G Foods, Inc., Gtd. Notes(a)	4.625	06/01/21		1,600	1,600,000
Co-operative Group Holdings 2011 Ltd. (United Kingdom), Gtd. Notes	7.500	07/08/26	GBP	3,400	4,970,066
Ingles Markets, Inc., Sr. Unsec’d. Notes(a)	5.750	06/15/23		1,325	1,341,562

See Notes to Financial Statements.

32

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Foods (cont’d.)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes, 144A	6.500%		04/15/29		425	$450,500
Mars, Inc.,
Gtd. Notes, 144A(h)	3.875		04/01/39		995	989,973
Gtd. Notes, 144A(h)	4.200		04/01/59		865	867,872
Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc., Sr. Unsec’d. Notes, 144A	8.500		06/01/26		975	870,188
Picard Bondco SA (Luxembourg), Gtd. Notes	5.500		11/30/24	EUR	300	321,365
Picard Groupe SAS (France), Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 3.000% (Cap N/A, Floor 3.000%)	3.000	(c)	11/30/23	EUR	2,075	2,295,203
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.750		03/15/25		2,425	2,461,375
Post Holdings, Inc., Gtd. Notes, 144A	5.625		01/15/28		2,567	2,594,929

						18,763,033

Forest Products & Paper 0.0%
Georgia-Pacific LLC,
Gtd. Notes, 144A	5.400		11/01/20		35	36,321
Sr. Unsec’d. Notes	7.375		12/01/25		400	497,090

						533,411

Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.500		05/20/25		2,900	2,968,875
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850		01/15/41		700	830,133
Dominion Energy Gas Holdings LLC, Sr. Unsec’d. Notes	4.800		11/01/43		125	134,121
Southern Co. Gas Capital Corp., Gtd. Notes	4.400		06/01/43		1,375	1,374,169

						5,307,298

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	33

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Healthcare-Products 0.1%
Medtronic Global Holdings SCA,
Gtd. Notes	1.625%	03/07/31	EUR	500	$589,667
Gtd. Notes	2.250	03/07/39	EUR	705	864,456

					1,454,123

Healthcare-Services 1.2%
Aetna, Inc.,
Sr. Unsec’d. Notes	2.750	11/15/22		450	444,583
Sr. Unsec’d. Notes	4.500	05/15/42		530	499,444
Anthem, Inc.,
Sr. Unsec’d. Notes	4.101	03/01/28		700	716,003
Sr. Unsec’d. Notes	4.650	01/15/43		120	120,916
Sr. Unsec’d. Notes	5.100	01/15/44		515	550,782
Catalent Pharma Solutions, Inc., Gtd. Notes, 144A	4.750	12/15/24	EUR	880	1,027,458
HCA, Inc.,
Gtd. Notes(a)	5.375	02/01/25		6,325	6,657,062
Gtd. Notes	5.875	02/01/29		475	511,219
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes	3.200	02/01/22		25	25,131
Sr. Unsec’d. Notes	4.625	11/15/20		4,500	4,592,625
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125	07/01/52		75	77,754
Tenet Healthcare Corp.,
Sec’d. Notes, 144A	6.250	02/01/27		875	912,187
Sr. Unsec’d. Notes(a)	7.000	08/01/25		4,300	4,353,750
Sr. Unsec’d. Notes	8.125	04/01/22		1,475	1,573,766
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(h)	2.125	03/15/21		7,000	6,940,276

					29,002,956

Home Builders 2.2%
Beazer Homes USA, Inc., Gtd. Notes	8.750	03/15/22		7,550	7,889,750
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125	07/01/22		5,000	5,097,500
KB Home, Gtd. Notes	7.500	09/15/22		3,425	3,758,937
M/I Homes, Inc., Gtd. Notes	6.750	01/15/21		5,850	5,937,750

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	6.500%	10/01/25		2,500	$2,543,750
Sr. Unsec’d. Notes, 144A	6.875	12/15/23		4,000	4,140,000
Meritage Homes Corp.,
Gtd. Notes	5.125	06/06/27		3,692	3,645,850
Gtd. Notes	6.000	06/01/25		1,275	1,351,500
New Home Co., Inc. (The), Gtd. Notes	7.250	04/01/22		2,500	2,262,500
PulteGroup, Inc., Gtd. Notes	5.500	03/01/26		4,000	4,220,000
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.250	04/15/21		6,700	6,704,154
William Lyon Homes, Inc., Gtd. Notes	5.875	01/31/25		7,625	7,396,250

					54,947,941

Home Furnishings 0.1%
Tempur Sealy International, Inc., Gtd. Notes(a)	5.500	06/15/26		3,390	3,372,880

Household Products/Wares 0.1%
Diamond BC BV, Sr. Unsec’d. Notes(a)	5.625	08/15/25	EUR	2,300	2,473,913

Insurance 0.7%
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	5.950	10/15/36		215	252,928
Sr. Unsec’d. Notes	6.100	10/01/41		280	339,913
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	4.250	06/15/23		436	452,944
Gtd. Notes, 144A	4.569	02/01/29		1,614	1,686,917
Gtd. Notes, 144A	4.850	08/01/44		1,000	1,039,735
Gtd. Notes, 144A	6.500	05/01/42		1,530	1,909,826
Lincoln National Corp., Sr. Unsec’d. Notes	7.000	06/15/40		695	915,288
Markel Corp.,
Sr. Unsec’d. Notes	4.900	07/01/22		2,020	2,127,799
Sr. Unsec’d. Notes	5.000	03/30/43		3,125	3,093,110
Principal Financial Group, Inc., Gtd. Notes	4.350	05/15/43		975	980,506

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	35

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)
Swiss Re Treasury US Corp. (Switzerland), Gtd. Notes, 144A	4.250%	12/06/42	795	$813,283
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.270	05/15/47	640	659,010
Sub. Notes, 144A	4.900	09/15/44	1,950	2,193,803
Sub. Notes, 144A	6.850	12/16/39	54	73,856
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.625	03/15/22	1,435	1,501,824

				18,040,742

Lodging 0.5%
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sr. Sec’d. Notes, 144A	6.750	11/15/21	5,750	5,929,687
Marriott International, Inc.,
Sr. Unsec’d. Notes	3.250	09/15/22	75	75,747
Sr. Unsec’d. Notes	7.150	12/01/19	550	562,587
MGM Resorts International, Gtd. Notes	6.000	03/15/23	3,600	3,843,000
Sands China Ltd. (Macau), Sr. Unsec’d. Notes	5.125	08/08/25	1,000	1,054,968
Studio City Co., Ltd. (Macau),
Sr. Sec’d. Notes	7.250	11/30/21	500	516,250
Sr. Sec’d. Notes, 144A(a)	7.250	11/30/21	1,200	1,239,000

				13,221,239

Machinery-Diversified 0.0%
Xylem, Inc., Sr. Unsec’d. Notes	4.875	10/01/21	50	52,214

Media 1.9%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.125	05/01/23	2,625	2,690,625
Sr. Unsec’d. Notes, 144A(a)	5.375	05/01/25	1,115	1,154,025
Sr. Unsec’d. Notes, 144A(a)	5.875	05/01/27	5,075	5,271,656
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	6.384	10/23/35	1,525	1,723,012
Sr. Sec’d. Notes	6.834	10/23/55	485	547,019

See Notes to Financial Statements.

36

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Media (cont’d.)
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, 144A	9.250%	02/15/24	2,250	$2,421,563
Gtd. Notes, Series A	6.500	11/15/22	1,145	1,171,862
Gtd. Notes, Series B	6.500	11/15/22	365	372,756
Comcast Corp.,
Gtd. Notes(h)	4.150	10/15/28	2,605	2,757,292
Gtd. Notes(h)	4.250	10/15/30	890	946,749
CSC Holdings LLC,
Sr. Unsec’d. Notes, 144A	5.125	12/15/21	5,130	5,142,825
Sr. Unsec’d. Notes, 144A	5.125	12/15/21	706	707,765
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	3,400	3,710,250
Discovery Communications LLC, Gtd. Notes	5.000	09/20/37	957	953,359
DISH DBS Corp., Gtd. Notes(a)	7.750	07/01/26	7,300	6,533,500
Liberty Interactive LLC, Sr. Unsec’d. Notes	8.250	02/01/30	400	414,000
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Unsec’d. Notes, 144A	6.625	02/15/25	2,600	2,554,500
TEGNA, Inc., Gtd. Notes, 144A	4.875	09/15/21	1,625	1,635,156
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.750	09/15/22	1,292	1,317,840
Videotron Ltd. (Canada), Gtd. Notes(a)	5.000	07/15/22	3,000	3,122,344
Warner Media LLC, Gtd. Notes	3.800	02/15/27	1,350	1,357,865

				46,505,963

Mining 0.1%
Indonesia Asahan Aluminium Persero PT (Indonesia), Sr. Unsec’d. Notes	6.530	11/15/28	1,650	1,873,677

Miscellaneous Manufacturing 0.1%
Actuant Corp., Gtd. Notes(a)	5.625	06/15/22	3,075	3,098,063

Multi-National 0.1%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	4.375	06/15/22	2,000	2,074,500

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	37

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Oil & Gas 2.5%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes	4.637	%(s)	10/10/36		3,000	$1,499,759
Sr. Unsec’d. Notes	6.450		09/15/36		750	936,149
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000		11/01/26		300	292,500
Sr. Unsec’d. Notes, 144A	10.000		04/01/22		700	764,750
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	4.450		09/15/42		1,070	981,883
Sr. Unsec’d. Notes(a)	5.400		06/15/47		2,645	2,772,655
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750		02/15/20		3,100	3,193,000
CNX Resources Corp., Gtd. Notes	5.875		04/15/22		1,304	1,297,480
Concho Resources, Inc., Gtd. Notes	4.875		10/01/47		275	291,199
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.500		01/30/26		2,700	2,814,750
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes	5.999		01/23/21		2,000	2,083,220
Sr. Unsec’d. Notes, 144A	4.950		07/19/22		730	756,195
Sr. Unsec’d. Notes, 144A	6.510		03/07/22		3,420	3,676,240
Harvest Operations Corp. (South Korea), Gtd. Notes, 144A	4.200		06/01/23		1,640	1,708,067
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	6.250		11/01/28		700	713,125
HPCL-Mittal Energy Ltd. (India), Sr. Unsec’d. Notes	5.250		04/28/27		1,478	1,437,460
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A	3.875		04/19/22		785	792,850
Sr. Unsec’d. Notes, 144A	4.750		04/24/25		735	762,563
MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.000		03/31/24		2,000	1,896,880
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150		12/15/21		500	512,207
Petrobras Global Finance BV (Brazil),
Gtd. Notes	4.250		10/02/23	EUR	3,000	3,715,749
Gtd. Notes	4.750		01/14/25	EUR	100	124,138
Gtd. Notes	5.299		01/27/25		975	1,001,325
Gtd. Notes	5.750		02/01/29		1,275	1,278,187
Gtd. Notes	6.625		01/16/34	GBP	1,120	1,589,213
Gtd. Notes	6.900		03/19/49		2,910	2,906,362

See Notes to Financial Statements.

38

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Petrobras Global Finance BV (Brazil), (cont’d.)
Gtd. Notes	7.375%	01/17/27		560	$624,848
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.750	02/26/29	EUR	1,500	1,680,230
Gtd. Notes	5.350	02/12/28		575	539,925
Gtd. Notes	6.350	02/12/48		2,634	2,331,090
Gtd. Notes	6.500	03/13/27		1,550	1,569,995
Gtd. Notes, MTN	6.750	09/21/47		1,750	1,613,500
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad & Tobago), Sr. Unsec’d. Notes(a)	9.750	08/14/19		1,915	1,877,179
Sinopec Group Overseas Development 2013 Ltd. (China), Gtd. Notes	4.375	10/17/23		2,900	3,030,398
Sinopec Group Overseas Development 2017 Ltd. (China), Gtd. Notes, 144A	2.250	09/13/20		4,350	4,306,504
Transocean, Inc., Gtd. Notes, 144A	7.250	11/01/25		5,100	5,049,000

					62,420,575

Oil & Gas Services 0.0%
Cameron International Corp., Gtd. Notes	5.950	06/01/41		100	116,571

Packaging & Containers 1.2%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, Cash coupon 6.625% or PIK 7.375%	6.625	09/15/23	EUR	10,900	12,396,841
Crown European Holdings SA, Gtd. Notes, 144A	2.875	02/01/26	EUR	5,050	5,919,983
Horizon Parent Holdings Sarl (France), Sr. Sec’d. Notes, 144A, Cash coupon 8.250% or PIK 9.000%	8.250	02/15/22	EUR	825	947,555
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	5.750	10/15/20		8,334	8,359,329
WestRock RKT LLC, Gtd. Notes	4.900	03/01/22		1,190	1,244,466

					28,868,174

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	39

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Pharmaceuticals 1.1%
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35		4,085	$3,995,899
Allergan Funding SCS, Gtd. Notes	4.550	03/15/35		4,155	4,089,312
Bausch Health Cos., Inc., Gtd. Notes, 144A(a)	6.125	04/15/25		1,075	1,087,094
Cigna Corp.,
Gtd. Notes, 144A(a)	3.400	09/17/21		6,700	6,769,415
Gtd. Notes, 144A	4.375	10/15/28		3,990	4,115,686
CVS Health Corp.,
Sr. Unsec’d. Notes	4.780	03/25/38		140	136,188
Sr. Unsec’d. Notes	5.050	03/25/48		690	680,828
Sr. Unsec’d. Notes	5.125	07/20/45		1,315	1,307,240
Sr. Unsec’d. Notes	5.300	12/05/43		475	485,610
Mylan NV, Gtd. Notes	5.250	06/15/46		520	472,433
Rossini Sarl (Italy), Sr. Sec’d. Notes, 144A	6.750	10/30/25	EUR	2,875	3,477,699

					26,617,404

Pipelines 0.6%
DCP Midstream Operating LP, Gtd. Notes, 144A	5.350	03/15/20		227	230,698
Energy Transfer Operating LP,
Gtd. Notes	5.150	03/15/45		55	53,496
Gtd. Notes	5.300	04/15/47		125	124,095
Gtd. Notes	6.000	06/15/48		55	59,710
Gtd. Notes	6.250	04/15/49		75	84,202
Enterprise Products Operating LLC, Gtd. Notes	4.950	10/15/54		2,700	2,813,321
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A	6.375	03/30/38		520	527,978
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	4.200	12/01/42		125	115,048
Sr. Unsec’d. Notes	4.250	02/01/21		1,950	1,997,111
Sr. Unsec’d. Notes	5.150	10/15/43		1,350	1,465,769
MPLX LP, Sr. Unsec’d. Notes	5.200	03/01/47		145	149,327
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	4.375	08/15/22		150	153,750

See Notes to Financial Statements.

40

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
NGPL PipeCo LLC, (cont’d.)
Sr. Unsec’d. Notes, 144A	4.875%	08/15/27		500	$516,250
ONEOK, Inc., Gtd. Notes	4.950	07/13/47		1,060	1,058,015
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.875	04/15/40		1,850	2,011,875
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	01/15/28		1,875	1,910,156
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.000	07/01/22		75	76,608
Sr. Unsec’d. Notes	5.300	03/01/48		910	927,164

					14,274,573

Real Estate 0.3%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25		2,475	2,468,812
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25		1,750	1,758,750
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/26		2,425	2,279,500

					6,507,062

Real Estate Investment Trusts (REITs) 0.4%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes	4.500	09/01/26		675	666,563
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	3.325	03/24/25	EUR	3,775	4,466,277
Sabra Health Care LP/Sabra Capital Corp.,
Gtd. Notes	5.375	06/01/23		1,965	1,996,931
Gtd. Notes	5.500	02/01/21		1,500	1,513,125

					8,642,896

Retail 1.2%
Brinker International, Inc., Gtd. Notes, 144A(a)	5.000	10/01/24		1,000	997,500
Golden Nugget, Inc., Sr. Unsec’d. Notes, 144A	6.750	10/15/24		5,951	6,084,897

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	41

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Retail (cont’d.)
Grupo Unicomer Co. Ltd. (El Salvador), Gtd. Notes, 144A	7.875%		04/01/24		942	$1,000,875
Jewel UK Bondco PLC (United Kingdom), Sr. Sec’d. Notes	8.500		04/15/23	GBP	95	127,193
L Brands, Inc.,
Gtd. Notes(a)	5.625		02/15/22		4,755	4,933,312
Gtd. Notes(a)	5.625		10/15/23		2,675	2,758,594
Macy’s Retail Holdings, Inc., Gtd. Notes	4.300		02/15/43		705	537,567
PetSmart, Inc., Sr. Sec’d. Notes, 144A(a)	5.875		06/01/25		1,575	1,427,344
Rite Aid Corp., Gtd. Notes, 144A(a)	6.125		04/01/23		2,675	2,273,750
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.500		11/01/23		1,500	1,507,500
Gtd. Notes(a)	5.625		12/01/25		5,000	4,987,500
Stonegate Pub Co. Financing PLC (United Kingdom), Sr. Sec’d. Notes, 3 Month GBP LIBOR + 4.375%	5.220	(c)	03/15/22	GBP	2,425	3,161,043

						29,797,075

Savings & Loans 0.0%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650		12/06/22		325	330,925

Semiconductors 0.4%
Broadcom, Inc.,
Gtd. Notes, 144A	3.125		04/15/21		4,105	4,103,153
Gtd. Notes, 144A	3.125		10/15/22		3,155	3,138,392
Micron Technology, Inc., Sr. Unsec’d. Notes	5.500		02/01/25		2,100	2,162,433

						9,403,978

Software 0.7%
Infor US, Inc., Gtd. Notes	5.750		05/15/22	EUR	5,114	5,821,097
InterXion Holding NV (Netherlands), Gtd. Notes, 144A	4.750		06/15/25	EUR	9,600	11,488,235

						17,309,332

See Notes to Financial Statements.

42

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications 1.3%
AT&T, Inc.,
Sr. Unsec’d. Notes	4.300%	02/15/30		700	$716,960
Sr. Unsec’d. Notes(a)	4.850	03/01/39		5,720	5,850,129
CenturyLink, Inc., Sr. Unsec’d. Notes, Series V	5.625	04/01/20		1,425	1,449,938
CommScope Technologies LLC, Gtd. Notes, 144A(a)	6.000	06/15/25		1,225	1,244,171
CommScope, Inc., Gtd. Notes, 144A	5.000	06/15/21		1,425	1,425,000
Digicel Group One Ltd. (Jamaica), Sr. Sec’d. Notes	8.250	12/30/22		772	508,362
Digicel Group Two Ltd. (Jamaica), Sr. Unsec’d. Notes	8.250	09/30/22		728	283,920
Digicel Ltd. (Jamaica), Gtd. Notes, 144A(a)	6.750	03/01/23		2,050	1,451,810
Level 3 Financing, Inc., Gtd. Notes	6.125	01/15/21		3,500	3,513,125
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32		5,525	5,801,250
Wind Tre SpA (Italy),
Sr. Sec’d. Notes	3.125	01/20/25	EUR	1,600	1,713,604
Sr. Sec’d. Notes, 144A	2.625	01/20/23	EUR	1,375	1,504,416
Sr. Sec’d. Notes, 144A	3.125	01/20/25	EUR	3,000	3,213,007
Sr. Sec’d. Notes, 144A	5.000	01/20/26		3,700	3,381,800

					32,057,492

Textiles 0.0%
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850	02/01/23		104	107,065

Transportation 0.0%
Moby SpA (Italy), Sr. Sec’d. Notes, 144A	7.750	02/15/23	EUR	1,500	672,960

Trucking & Leasing 0.1%
Avolon Holdings Funding Ltd. (Ireland), Gtd. Notes, 144A	5.500	01/15/23		3,000	3,134,610

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	43

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Water 0.1%
Aegea Finance Sarl (Brazil), Gtd. Notes, 144A	5.750%	10/10/24	3,015	$3,025,553

TOTAL CORPORATE BONDS (cost $816,183,621)				824,813,191

MUNICIPAL BONDS 1.3%

California 0.3%
Bay Area Toll Authority, BABs, Revenue Bonds	6.263	04/01/49	550	786,632
Los Angeles Department of Water & Power,
BABs, Revenue Bonds	6.574	07/01/45	585	843,225
BABs, Taxable, Revenue Bonds, Series SY	6.008	07/01/39	3,610	4,475,606
University of California,
BABs, Revenue Bonds	5.770	05/15/43	390	490,636
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	625	634,337
Taxable, Revenue Bonds, Series J	4.131	05/15/45	675	705,989

				7,936,425

Colorado 0.1%
Regional Transportation District, BABs, Revenue Bonds, Series 2010-B	5.844	11/01/50	1,190	1,610,605

Illinois 0.0%
Chicago O’Hare International Airport, BABs, Revenue Bonds	6.395	01/01/40	360	480,305

New Jersey 0.1%
New Jersey State Turnpike Authority, BABs, Revenue Bonds, Series F	7.414	01/01/40	2,000	3,000,920
Rutgers State University, BABs, Revenue Bonds	5.665	05/01/40	200	243,666

				3,244,586

New York 0.0%
New York City Water & Sewer System, BABs, Taxable, Revenue Bonds	5.882	06/15/44	400	535,216

See Notes to Financial Statements.

44

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Ohio 0.0%
Ohio State University (The), Taxable, Revenue Bonds, Series A	4.800%		06/01/2111	180	$200,677

Puerto Rico 0.8%
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue,
Revenue Bonds, Restructured, Series A-1	4.750		07/01/53	9,346	8,926,365
Revenue Bonds, Restructured, Series A-1	5.000		07/01/58	10,104	9,958,098

					18,884,463

Texas 0.0%
City of San Antonio Electric & Gas Systems, Taxable, Revenue Bonds	4.427		02/01/42	120	132,434

TOTAL MUNICIPAL BONDS (cost $32,169,870)					33,024,711

RESIDENTIAL MORTGAGE-BACKED SECURITIES 5.2%
Banc of America Funding Corp.,
Series 2015-R03, Class 1A1, 144A, 1 Month LIBOR + 0.190%	2.667	(c)	03/27/36	8,143	7,937,226
Series 2015-R03, Class 6A1, 144A, 1 Month LIBOR + 0.170%	2.647	(c)	05/27/36	1,632	1,614,936
Banc of America Funding Trust,
Series 2014-R02, Class 2A1, 144A, 1 Month LIBOR + 0.210%	2.693	(c)	05/26/37	1,334	1,325,914
Series 2014-R05, Class 1A1, 144A, 6 Month LIBOR + 1.500%	4.177	(c)	09/26/45	2,200	2,258,469
Series 2015-R04, Class 4A1, 144A	3.500	(cc)	01/27/30	1,378	1,370,485
Bellemeade Re Ltd. (Bermuda),
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700%	4.177	(c)	10/25/27	761	767,289
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600%	4.077	(c)	04/25/28	2,147	2,156,669
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350%	3.827	(c)	08/25/28	1,200	1,202,281
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600%	4.077	(c)	08/25/28	1,200	1,199,998

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	45

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Bellemeade Re Ltd. (Bermuda), (cont’d.)
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850%	4.327	%(c)	10/25/27	3,290	$3,307,622
Central Park Funding Trust, Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)^	3.989	(c)	11/01/23	17,200	17,200,000
Chase Mortgage Finance Trust Series, Series 2007-A1, Class 1A3	4.749	(cc)	02/25/37	130	132,838
CHL Mortgage Pass-Through Trust, Series 2007-17, Class 2A1	6.500		10/25/37	3,303	2,281,399
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000%	4.502	(c)	12/25/57	4,492	4,517,488
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000%	4.502	(c)	01/25/57	5,912	6,014,977
Series 2017-06, Class A1, 144A	3.015	(cc)	06/25/57	1,926	1,852,291
Series 2017-08, Class A1, 144A	3.000	(cc)	12/25/65	4,156	4,077,247
Eagle RE Ltd. (Bermuda), Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700%	4.177	(c)	11/25/28	5,500	5,499,990
Freddie Mac STACR Trust, Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650%	5.127	(c)	01/25/49	790	814,217
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA01, Class M3, 1 Month LIBOR + 3.300%	5.777	(c)	10/25/27	2,000	2,165,378
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A1, 144A, 1 Month LIBOR + 0.140%	2.617	(c)	01/26/37	1,402	1,386,839
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140%	2.617	(c)	01/26/37	1,670	1,609,091
Series 2015-03R, Class 2A1, 144A, 1 Month LIBOR + 0.140%	2.617	(c)	10/26/36	2,747	2,698,744
Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140%	2.617	(c)	10/26/36	1,400	1,296,943
Home Re Ltd. (Bermuda), Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600%	4.077	(c)	10/25/28	1,860	1,858,811
JPMorgan Mortgage Trust, Series 2007-A01, Class 4A1	4.560	(cc)	07/25/35	128	130,744

See Notes to Financial Statements.

46

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Mortgage Trust, (cont’d.)
Series 2018-07FRB, Class A2, 144A, 1 Month LIBOR + 0.750%	3.236	%(c)	04/25/46		2,721	$2,716,022
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-08, Class A, 144A, 1 Month LIBOR + 1.650%	4.152	(c)	11/01/22		1,267	1,271,716
LSTAR Securities Investment Trust, Series 2018-02, Class A1, 144A, 1 Month LIBOR + 1.500%	4.002	(c)	04/01/23		4,090	4,105,058
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	3.227	(c)	01/25/48		4,841	4,827,356
Series 2018-RPL01, Class A1, 144A	3.500	(cc)	12/25/57		32,249	32,507,878
Oaktown Re Ltd. (Bermuda), Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550%	4.027	(c)	07/25/28		1,500	1,496,225
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400%	3.877	(c)	03/25/28		2,350	2,356,454
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700%	5.177	(c)	03/25/28		1,240	1,239,996
Structured Asset Securities Corp., Series 2003-37A, Class 3A7	4.437	(cc)	12/25/33		563	569,622
Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 2A1	4.572	(cc)	12/25/34		101	103,811

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $126,509,432)						127,872,024

SOVEREIGN BONDS 11.2%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	4.625		01/11/23		2,800	2,065,000
Sr. Unsec’d. Notes	5.000		01/15/27	EUR	3,970	2,983,344
Sr. Unsec’d. Notes	5.625		01/26/22		2,000	1,557,020
Sr. Unsec’d. Notes	6.875		04/22/21		7,175	6,019,897
Sr. Unsec’d. Notes	7.820		12/31/33	EUR	1,064	899,282
Sr. Unsec’d. Notes	7.820		12/31/33	EUR	139	115,060
Brazil Loan Trust 1 (Brazil), Gov’t. Gtd. Notes	5.477		07/24/23		3,396	3,491,338
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333		02/15/28		6,363	6,569,798
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes	7.500		05/06/21		6,075	6,281,611

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	47

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Dominican Republic International Bond (Dominican Republic), (cont’d.)
Sr. Unsec’d. Notes, 144A	7.500%		05/06/21		1,300	$1,344,213
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes	10.500		03/24/20		5,950	6,211,860
Sr. Unsec’d. Notes	10.750		03/28/22		5,780	6,466,375
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A	6.588		02/21/28		430	415,070
Sr. Unsec’d. Notes, 144A, MTN	4.750		04/11/25	EUR	1,995	2,228,489
Sr. Unsec’d. Notes, 144A, MTN	4.750		04/16/26	EUR	2,985	3,278,666
Sr. Unsec’d. Notes, 144A, MTN	6.375		04/11/31	EUR	2,320	2,561,779
Sr. Unsec’d. Notes, EMTN	5.625		04/16/30	EUR	3,000	3,184,110
El Salvador Government International Bond (El Salvador), Sr. Unsec’d. Notes, 144A	7.375		12/01/19		2,000	2,023,020
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	8.250		01/24/24		3,825	3,807,168
Ghana Government International Bond (Ghana), Sr. Unsec’d. Notes, 144A	8.950		03/26/51		2,975	2,942,275
Hellenic Republic Government Bond (Greece),
Bonds	0.000	(cc)	10/15/42	EUR	690,000	2,976,435
Bonds	3.000	(cc)	02/24/23	EUR	767	905,870
Bonds	3.000	(cc)	02/24/24	EUR	1,399	1,655,327
Bonds	3.000	(cc)	02/24/25	EUR	533	624,048
Bonds	3.000	(cc)	02/24/26	EUR	639	741,524
Bonds	3.000	(cc)	02/24/27	EUR	571	664,179
Bonds	3.000	(cc)	02/24/28	EUR	2,869	3,313,430
Bonds	3.000	(cc)	02/24/29	EUR	1,658	1,900,657
Bonds	3.000	(cc)	02/24/30	EUR	637	724,149
Bonds	3.000	(cc)	02/24/31	EUR	1,831	2,054,245
Bonds	3.000	(cc)	02/24/32	EUR	2,271	2,535,489
Bonds	3.000	(cc)	02/24/33	EUR	539	601,958
Bonds	3.000	(cc)	02/24/34	EUR	1,687	1,856,376
Bonds	3.000	(cc)	02/24/35	EUR	2,383	2,615,841
Bonds	3.000	(cc)	02/24/36	EUR	506	550,292
Bonds	3.000	(cc)	02/24/37	EUR	601	654,232
Bonds	3.000	(cc)	02/24/38	EUR	793	856,916
Bonds	3.000	(cc)	02/24/39	EUR	1,830	1,975,915
Bonds	3.000	(cc)	02/24/40	EUR	503	542,181
Bonds	3.000	(cc)	02/24/41	EUR	555	599,923
Bonds	3.000	(cc)	02/24/42	EUR	512	553,627
Bonds	3.500		01/30/23	EUR	3,385	4,008,953
Bonds	3.750		01/30/28	EUR	3,600	4,201,423
Bonds	4.000		01/30/37	EUR	2,500	2,759,010
Bonds	4.200		01/30/42	EUR	1,515	1,669,445

See Notes to Financial Statements.

48

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes	5.200%	07/17/34	EUR	5,485	$6,654,992
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	2,000	2,653,037
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	2,910	3,340,948
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	2,975	3,738,172
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	775	1,009,405
Iraq International Bond (Iraq),
Sr. Unsec’d. Notes	5.800	01/15/28		1,500	1,453,605
Sr. Unsec’d. Notes	6.752	03/09/23		4,715	4,786,951
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	5.125	06/15/25	EUR	500	573,216
Sr. Unsec’d. Notes, 144A	5.125	06/15/25	EUR	2,250	2,579,473
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, EMTN	2.125	10/25/23		4,800	4,675,757
Kenya Government International Bond (Kenya), Sr. Unsec’d. Notes	6.875	06/24/24		3,005	3,065,100
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, EMTN	5.125	10/15/24		66,828	72,818,863
Province of Quebec (Canada), Debentures, Series NN	7.125	02/09/24		4,215	5,043,122
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A	6.500	02/15/23		600	439,500
Sr. Unsec’d. Notes, 144A	9.950	06/09/21		1,650	1,402,500
Republic of Italy Government International Bond (Italy), Sr. Unsec’d. Notes	6.875	09/27/23		12,083	13,408,505
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	4,759	5,632,655
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25		1,325	1,371,375
Sr. Unsec’d. Notes, EMTN	2.375	10/26/21		5,966	5,878,837
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes	4.750	03/13/28	EUR	1,600	1,772,444
Sr. Unsec’d. Notes, 144A	4.750	03/13/28	EUR	900	997,000
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, 144A	3.250	06/01/23		1,000	1,018,409

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	49

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes	5.625%		03/30/21	1,450	$1,428,934
Sr. Unsec’d. Notes	6.250		09/26/22	3,425	3,342,526
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	7.750		09/01/20	315	315,227
Sr. Unsec’d. Notes	7.750		09/01/21	350	346,808
Sr. Unsec’d. Notes	7.750		09/01/22	1,000	981,404
Sr. Unsec’d. Notes	7.750		09/01/26	4,760	4,430,608
Sr. Unsec’d. Notes	8.994		02/01/24	350	348,817
Sr. Unsec’d. Notes, 144A	7.750		09/01/20	6,500	6,504,680
Sr. Unsec’d. Notes, 144A	7.750		09/01/21	3,650	3,616,712
Sr. Unsec’d. Notes, 144A	7.750		09/01/22	2,060	2,021,692
Sr. Unsec’d. Notes, 144A	8.994		02/01/24	800	797,296
ZAR Sovereign Capital Fund Pty Ltd. (South Africa), Sr. Unsec’d. Notes	3.903		06/24/20	3,000	2,999,100

TOTAL SOVEREIGN BONDS (cost $274,783,750)					277,434,490

U.S. TREASURY OBLIGATIONS 0.9%
U.S. Treasury Bonds(h)(k)	2.500		02/15/45	3,760	3,469,775
U.S. Treasury Notes(h)	2.000		11/15/26	170	165,013
U.S. Treasury Notes(k)	2.250		11/15/24	3,960	3,944,531
U.S. Treasury Notes(h)	2.500		02/28/21	210	210,771
U.S. Treasury Notes(h)(k)	2.625		02/15/29	3,425	3,459,919
U.S. Treasury Strips Coupon(k)	2.174	(s)	05/15/29	4,420	3,399,641
U.S. Treasury Strips Coupon(k)	2.783	(s)	08/15/29	2,100	1,604,674
U.S. Treasury Strips Coupon(k)	2.878	(s)	05/15/31	2,100	1,518,030
U.S. Treasury Strips Coupon(k)	3.042	(s)	11/15/35	4,200	2,625,921
U.S. Treasury Strips Coupon(k)	3.202	(s)	08/15/40	4,200	2,249,576

TOTAL U.S. TREASURY OBLIGATIONS (cost $22,312,460)					22,647,851

				Shares

COMMON STOCK 0.0%

Oil, Gas & Consumable Fuels
Frontera Energy Corp. (Colombia)(a) (cost $2,719,465)				132,434	1,169,962

TOTAL LONG-TERM INVESTMENTS (cost $2,408,944,426)					2,415,024,833

See Notes to Financial Statements.

50

Description	Shares	Value

SHORT-TERM INVESTMENTS 6.1%

AFFILIATED MUTUAL FUNDS 3.1%
PGIM Core Ultra Short Bond Fund(w)	23,656	$23,656
PGIM Institutional Money Market Fund (cost $76,041,488; includes $75,864,324 of cash collateral for securities on loan)(b)(w)	76,044,303	76,067,116

TOTAL AFFILIATED MUTUAL FUNDS (cost $76,065,144)		76,090,772

OPTIONS PURCHASED*~ 3.0% (cost $111,526,801)		75,000,784

TOTAL SHORT-TERM INVESTMENTS (cost $187,591,945)		151,091,556

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.4% (cost $2,596,536,371)		2,566,116,389

OPTIONS WRITTEN*~ (2.6)% (premiums received $91,830,439)		(64,343,393)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.8% (cost $2,504,705,932)		2,501,772,996
Liabilities in excess of other assets(z) (0.8)%		(20,306,134)

NET ASSETS 100.0%		$2,481,466,862

Below is a list of the abbreviation(s) used in the semiannual report:

ARS—Argentine Peso

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	51

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Ruble

SAR—Saudi Arabian Riyal

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

ABS—Asset-Backed Security

BABs—Build America Bonds

BROIS—Brazil Overnight Index Swap

CDX—Credit Derivative Index

CLO—Collateralized Loan Obligation

CMBX—Commercial Mortgage-Backed Index

CMS—Constant Maturity Swap

EMTN—Euro Medium Term Note

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

IO—Interest Only (Principal amount represents notional)

JIBAR—Johannesburg Interbank Agreed Rate

L2—Level 2

L3—Level 3

LIBOR—London Interbank Offered Rate

M—Monthly payment frequency for swaps

MTN—Medium Term Note

MUNIPSA—Municipal Swap Weekly Yield Index

OTC—Over-the-counter

PIK—Payment-in-Kind

PJSC—Public Joint-Stock Company

Q—Quarterly payment frequency for swaps

REIT(s)—Real Estate Investment Trust(s)

S—Semiannual payment frequency for swaps

STACR—Structured Agency Credit Risk

Strips—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $37,148,464 and 1.5% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $74,100,781; cash collateral of $75,864,324 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2019.

See Notes to Financial Statements.

52

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of April 30, 2019.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
2-Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	11/21/19	0.13%	—		11,200	$70,548
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—		16,800	113,642
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—		9,409	90,424
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—		22,870	207,039
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—		46,333	461,770
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—		46,980	481,869
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—		10,000	106,102
Currency Option AUD vs JPY	Call	Morgan Stanley & Co. International PLC	10/27/23	85.00	—	AUD	55,000	859,942
Currency Option EUR vs TRY	Call	BNP Paribas S.A.	04/28/20	10.00	—	EUR	30,000	2,058,772
Currency Option EUR vs TRY	Call	Morgan Stanley & Co. International PLC	07/28/20	12.00	—	EUR	30,000	1,789,079
Currency Option EUR vs ZAR	Call	Goldman Sachs International	07/26/19	29.00	—	EUR	33,500	339
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	12/24/19	24.00	—	EUR	25,000	61,859
Currency Option EUR vs ZAR	Call	Goldman Sachs International	08/27/20	28.00	—	EUR	34,000	235,453
Currency Option EUR vs ZAR	Call	Goldman Sachs International	12/21/20	21.00	—	EUR	33,500	1,441,545

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	53

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	06/11/19	5.25	—	74,000	$1,345
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	08/13/19	6.00	—	39,000	4,026
Currency Option USD vs BRL	Call	Deutsche Bank AG	12/20/19	5.00	—	30,000	156,618
Currency Option USD vs BRL	Call	Deutsche Bank AG	03/27/20	4.65	—	30,000	503,352
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	07/27/20	6.50	—	74,000	293,611
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	08/27/20	8.50	—	37,000	48,914
Currency Option USD vs BRL	Call	Citibank, N.A.	12/21/20	5.25	—	74,000	1,483,935
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	01/27/21	4.00	—	39,000	3,549,024
Currency Option USD vs CAD	Call	Bank of America, N.A.	07/30/19	1.30	—	30,000	875,678
Currency Option USD vs CAD	Call	Citibank, N.A.	07/30/19	1.40	—	60,000	57,550
Currency Option USD vs CHF	Call	Goldman Sachs International	10/28/20	1.00	—	39,000	709,807
Currency Option USD vs INR	Call	HSBC Bank USA, N.A.	05/23/19	90.00	—	39,000	—
Currency Option USD vs INR	Call	HSBC Bank USA, N.A.	08/27/19	82.50	—	37,000	11,517
Currency Option USD vs INR	Call	JPMorgan Chase Bank, N.A.	09/30/19	90.00	—	39,000	4,212
Currency Option USD vs INR	Call	Goldman Sachs International	10/28/20	90.00	—	39,000	159,751
Currency Option USD vs INR	Call	Goldman Sachs International	02/24/21	79.00	—	39,000	885,949
Currency Option USD vs JPY	Call	Morgan Stanley & Co. International PLC	01/27/21	110.00	—	7,000	138,644
Currency Option USD vs JPY	Call	Deutsche Bank AG	10/27/23	115.00	—	39,000	394,294
Currency Option USD vs JPY	Call	Barclays Bank PLC	10/27/23	115.00	—	39,000	394,294
Currency Option USD vs KRW	Call	Goldman Sachs International	12/20/19	1,200.00	—	30,000	299,646
Currency Option USD vs KRW	Call	BNP Paribas S.A.	12/20/19	1,350.00	—	60,000	85,474

See Notes to Financial Statements.

54

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs MXN	Call	Deutsche Bank AG	08/27/19	25.00	—	23,000	$9,543
Currency Option USD vs MXN	Call	Goldman Sachs International	09/03/19	31.00	—	58,500	3,940
Currency Option USD vs MXN	Call	Deutsche Bank AG	04/28/20	26.00	—	51,000	243,182
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	10/28/20	31.00	—	117,000	476,879
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	01/27/21	22.00	—	58,500	2,342,770
Currency Option USD vs MXN	Call	Citibank, N.A.	01/27/21	26.50	—	117,000	1,491,345
Currency Option USD vs RUB	Call	BNP Paribas S.A.	06/27/19	95.00	—	39,000	191
Currency Option USD vs RUB	Call	Citibank, N.A.	12/23/19	85.00	—	30,000	89,135
Currency Option USD vs RUB	Call	BNP Paribas S.A.	03/30/20	95.00	—	33,000	91,286
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	07/05/19	10.00	—	39,000	72,616
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	08/05/19	12.00	—	39,000	80,045
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	09/27/19	15.00	—	39,000	102,949
Currency Option USD vs TRY	Call	Goldman Sachs International	12/23/19	6.00	—	30,000	4,468,065
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	04/29/20	7.00	—	35,000	4,351,111
Currency Option USD vs TRY	Call	Deutsche Bank AG	06/29/20	9.00	—	36,000	2,472,757
Currency Option USD vs TRY	Call	Deutsche Bank AG	10/29/20	9.00	—	39,000	3,866,250
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	02/25/21	10.00	—	39,000	3,951,346
Currency Option USD vs ZAR	Call	Goldman Sachs International	07/26/19	25.00	—	37,000	1,080
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	07/26/19	25.00	—	39,000	1,138
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	12/24/19	14.00	—	30,000	2,181,155
Currency Option USD vs ZAR	Call	BNP Paribas S.A.	12/24/19	17.00	—	60,000	866,523

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	55

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs ZAR	Call	Goldman Sachs International	07/27/20	25.00	—		37,000	$206,948
Currency Option USD vs ZAR	Call	Goldman Sachs International	09/28/20	17.00	—		39,000	1,656,763
Currency Option USD vs ZAR	Call	Goldman Sachs International	01/27/21	15.00	—		37,000	3,568,222
Currency Option AUD vs JPY	Put	Deutsche Bank AG	06/06/19	52.00	—	AUD	232,000	145
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	01/29/20	82.00	—	AUD	180,000	8,747,056
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/29/20	73.00	—	AUD	360,000	3,826,252
Currency Option AUD vs JPY	Put	Deutsche Bank AG	12/28/20	68.00	—	AUD	232,000	3,394,348
Currency Option AUD vs USD	Put	Citibank, N.A.	01/29/20	0.69	—	AUD	38,000	451,949
Currency Option EUR vs TRY	Put	Goldman Sachs International	04/28/20	6.00	—	EUR	30,000	75,613
Currency Option EUR vs TRY	Put	BNP Paribas S.A.	07/28/20	7.00	—	EUR	30,000	460,855
Currency Option GBP vs USD	Put	Goldman Sachs International	09/03/19	1.00	—	GBP	31,500	2,323
Currency Option GBP vs USD	Put	HSBC Bank USA, N.A.	09/28/20	1.28	—	GBP	31,500	1,047,432
Currency Option USD vs BRL	Put	JPMorgan Chase Bank, N.A.	03/27/20	3.10	—		30,000	33,377
Currency Option USD vs BRL	Put	Deutsche Bank AG	06/26/20	3.50	—		36,000	351,985
Currency Option USD vs BRL	Put	Deutsche Bank AG	06/26/20	3.50	—		1,000	9,777
Currency Option USD vs BRL	Put	Deutsche Bank AG	08/27/20	3.50	—		37,000	411,091
Currency Option USD vs BRL	Put	Morgan Stanley & Co. International PLC	08/27/20	3.25	—		37,000	151,264
Currency Option USD vs BRL	Put	Citibank, N.A.	03/29/21	3.75	—		78,000	2,288,417
Currency Option USD vs CNH	Put	Morgan Stanley & Co. International PLC	06/26/19	6.00	—		36,000	145
Currency Option USD vs INR	Put	Goldman Sachs International	07/29/19	69.00	—		19,500	111,303
Currency Option USD vs INR	Put	BNP Paribas S.A.	08/27/19	69.50	—		37,000	311,480

See Notes to Financial Statements.

56

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs INR	Put	BNP Paribas S.A.	12/21/20	69.00	—	19,500	$150,559
Currency Option USD vs JPY	Put	Barclays Bank PLC	07/05/19	91.00	—	78,000	2,451
Currency Option USD vs MXN	Put	BNP Paribas S.A.	08/27/19	17.00	—	23,000	12,019
Currency Option USD vs MXN	Put	Citibank, N.A.	04/28/20	17.00	—	51,000	138,267
Currency Option USD vs MXN	Put	Deutsche Bank AG	10/28/20	18.00	—	39,000	348,026
Currency Option USD vs RUB	Put	BNP Paribas S.A.	12/22/20	66.00	—	39,000	1,331,589
Currency Option USD vs TRY	Put	Goldman Sachs International	04/29/20	4.00	—	35,000	19,265
Currency Option USD vs TRY	Put	Morgan Stanley & Co. International PLC	06/29/20	5.00	—	36,000	115,956
Currency Option USD vs ZAR	Put	BNP Paribas S.A.	07/27/20	12.00	—	37,000	153,868
Currency Option USD vs ZAR	Put	Morgan Stanley & Co. International PLC	01/27/21	12.50	—	39,000	422,709

Total Options Purchased (cost $111,526,801)							$75,000,784

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs TRY	Call	Goldman Sachs International	04/28/20	10.00	—	EUR	30,000	$(2,058,772)
Currency Option EUR vs TRY	Call	BNP Paribas S.A.	07/28/20	12.00	—	EUR	30,000	(1,789,079)
Currency Option EUR vs ZAR	Call	Deutsche Bank AG	12/24/19	24.00	—	EUR	25,000	(61,860)
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	08/27/20	28.00	—	EUR	34,000	(235,453)
Currency Option EUR vs ZAR	Call	Goldman Sachs International	12/21/20	25.00	—	EUR	67,000	(1,296,485)
Currency Option USD vs BRL	Call	Citibank, N.A.	06/11/19	5.25	—		74,000	(1,345)
Currency Option USD vs BRL	Call	JPMorgan Chase Bank, N.A.	12/20/19	5.00	—		30,000	(156,618)

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	57

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs BRL	Call	JPMorgan Chase Bank, N.A.	03/27/20	4.65	—	30,000	$(503,352)
Currency Option USD vs BRL	Call	Deutsche Bank AG	07/27/20	6.50	—	74,000	(293,611)
Currency Option USD vs BRL	Call	Deutsche Bank AG	08/27/20	8.50	—	37,000	(48,914)
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	12/21/20	5.25	—	74,000	(1,483,935)
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	01/27/21	5.00	—	78,000	(2,208,681)
Currency Option USD vs CAD	Call	Bank of America, N.A.	07/30/19	1.40	—	60,000	(57,550)
Currency Option USD vs CAD	Call	Citibank, N.A.	07/30/19	1.30	—	30,000	(875,678)
Currency Option USD vs INR	Call	BNP Paribas S.A.	08/27/19	82.50	—	37,000	(11,517)
Currency Option USD vs INR	Call	HSBC Bank USA, N.A.	10/28/20	90.00	—	39,000	(159,751)
Currency Option USD vs INR	Call	Goldman Sachs International	02/24/21	86.00	—	78,000	(750,157)
Currency Option USD vs JPY	Call	Citibank, N.A.	01/27/21	110.00	—	7,000	(138,644)
Currency Option USD vs KRW	Call	Goldman Sachs International	12/20/19	1,350.00	—	60,000	(85,474)
Currency Option USD vs KRW	Call	BNP Paribas S.A.	12/20/19	1,200.00	—	30,000	(299,647)
Currency Option USD vs MXN	Call	BNP Paribas S.A.	08/27/19	25.00	—	23,000	(9,543)
Currency Option USD vs MXN	Call	Citibank, N.A.	04/28/20	26.00	—	51,000	(243,182)
Currency Option USD vs MXN	Call	Deutsche Bank AG	10/28/20	31.00	—	117,000	(476,879)
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	01/27/21	26.50	—	117,000	(1,491,345)
Currency Option USD vs MXN	Call	Citibank, N.A.	01/27/21	22.00	—	58,500	(2,342,770)
Currency Option USD vs RUB	Call	Goldman Sachs International	12/23/19	85.00	—	30,000	(89,135)
Currency Option USD vs RUB	Call	Citibank, N.A.	03/30/20	95.00	—	33,000	(91,286)
Currency Option USD vs RUB	Call	BNP Paribas S.A.	12/22/20	95.00	—	39,000	(528,078)

See Notes to Financial Statements.

58

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs TRY	Call	BNP Paribas S.A.	12/23/19	6.00	—		30,000	$(4,468,065)
Currency Option USD vs TRY	Call	Goldman Sachs International	04/29/20	7.00	—		35,000	(4,351,111)
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	06/29/20	9.00	—		36,000	(2,472,757)
Currency Option USD vs TRY	Call	Deutsche Bank AG	10/29/20	12.00	—		78,000	(3,954,557)
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	02/25/21	15.00	—		78,000	(3,620,794)
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	12/24/19	17.00	—		60,000	(866,523)
Currency Option USD vs ZAR	Call	BNP Paribas S.A.	12/24/19	14.00	—		30,000	(2,181,155)
Currency Option USD vs ZAR	Call	BNP Paribas S.A.	07/27/20	25.00	—		37,000	(206,948)
Currency Option USD vs ZAR	Call	Goldman Sachs International	09/28/20	21.00	—		78,000	(1,178,549)
Currency Option USD vs ZAR	Call	Goldman Sachs International	01/27/21	20.00	—		74,000	(2,031,448)
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	01/29/20	73.00	—	AUD	360,000	(3,826,252)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/29/20	82.00	—	AUD	180,000	(8,747,056)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	12/28/20	60.00	—	AUD	464,000	(2,993,288)
Currency Option AUD vs USD	Put	Morgan Stanley & Co. International PLC	01/29/20	0.69	—	AUD	38,000	(451,949)
Currency Option EUR vs TRY	Put	Morgan Stanley & Co. International PLC	04/28/20	6.00	—	EUR	30,000	(75,613)
Currency Option EUR vs TRY	Put	Morgan Stanley & Co. International PLC	07/28/20	7.00	—	EUR	30,000	(460,855)
Currency Option GBP vs USD	Put	HSBC Bank USA, N.A.	09/28/20	1.16	—	GBP	63,000	(674,491)
Currency Option USD vs BRL	Put	Deutsche Bank AG	03/27/20	3.10	—		30,000	(33,377)
Currency Option USD vs BRL	Put	Citibank, N.A.	06/26/20	3.50	—		37,000	(361,763)
Currency Option USD vs BRL	Put	Morgan Stanley & Co. International PLC	08/27/20	3.50	—		37,000	(411,091)
Currency Option USD vs BRL	Put	Citibank, N.A.	08/27/20	3.25	—		37,000	(151,264)

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	59

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs INR	Put	BNP Paribas S.A.	07/29/19	69.00	—		19,500	$(111,303)
Currency Option USD vs INR	Put	HSBC Bank USA, N.A.	08/27/19	69.50	—		37,000	(311,480)
Currency Option USD vs INR	Put	Goldman Sachs International	12/21/20	69.00	—		19,500	(150,559)
Currency Option USD vs JPY	Put	Morgan Stanley & Co. International PLC	01/27/21	91.00	—		37,000	(264,208)
Currency Option USD vs JPY	Put	Barclays Bank PLC	01/27/21	91.00	—		41,000	(292,772)
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	08/27/19	17.00	—		23,000	(12,019)
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	04/28/20	17.00	—		51,000	(138,267)
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	10/28/20	18.00	—		39,000	(348,026)
Currency Option USD vs RUB	Put	BNP Paribas S.A.	08/28/19	66.00	—		39,000	(1,054,738)
Currency Option USD vs TRY	Put	Deutsche Bank AG	04/29/20	4.00	—		35,000	(19,265)
Currency Option USD vs TRY	Put	Deutsche Bank AG	06/29/20	5.00	—		36,000	(115,956)
Currency Option USD vs ZAR	Put	Goldman Sachs International	07/27/20	12.00	—		37,000	(153,868)
Hellenic Republic, 3.75%, 01/30/28^	Put	Deutsche Bank AG	09/10/20	87.00	—	EUR	5,000	(1)

Total OTC Traded (premiums received $91,539,414)								$(64,280,109)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.31.V1, 12/20/23	Put	Bank of America, N.A.	05/15/19	$99.00	5.00%(Q)	CDX.NA.HY.31.V1(Q)	20,000	$(1,823)
iTraxx.EUR.30.V1, 12/20/23^	Put	Citibank, N.A.	12/18/19	2.25%	1.00%(Q)	iTraxx.EUR.30.V1(Q)	EUR 100,000	(61,461)

Total OTC Swaptions (premiums received $291,025)								$(63,284)

Total Options Written (premiums received $91,830,439)								$(64,343,393)

See Notes to Financial Statements.

60

Futures contracts outstanding at April 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
7,740	5 Year U.S. Treasury Notes	Jun. 2019	$895,058,476	$4,705,294
8,776	10 Year U.S. Treasury Notes	Jun. 2019	1,085,344,419	9,057,868
3,208	10 Year U.S. Ultra Treasury Notes	Jun. 2019	422,754,250	5,270,870
722	30 Year U.S. Ultra Treasury Bonds	Jun. 2019	118,611,062	895,453

				19,929,485

	Short Positions:
2,375	2 Year U.S. Treasury Notes	Jun. 2019	505,893,555	(1,699,238)
479	10 Year Euro-Bund	Jun. 2019	88,812,202	(1,453,131)
766	20 Year U.S. Treasury Bonds	Jun. 2019	112,961,063	(1,264,064)

				(4,416,433)

				$15,513,052

Forward foreign currency exchange contracts outstanding at April 30, 2019:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 05/03/19	BNP Paribas S.A.	ARS	42,576	$961,074	$956,037	$—	$(5,037)
Expiring 06/25/19	Citibank, N.A.	ARS	53,291	1,171,224	1,104,401	—	(66,823)
Expiring 06/25/19	Citibank, N.A.	ARS	37,947	809,444	786,411	—	(23,033)
Expiring 06/25/19	Citibank, N.A.	ARS	25,912	558,811	537,004	—	(21,807)
Australian Dollar,
Expiring 07/22/19	Barclays Bank PLC	AUD	1,697	1,206,000	1,198,867	—	(7,133)
Expiring 07/22/19	Citibank, N.A.	AUD	3,136	2,253,473	2,214,884	—	(38,589)
Expiring 08/29/19	Barclays Bank PLC	AUD	12,399	8,828,996	8,766,491	—	(62,505)
Expiring 08/29/19	BNP Paribas S.A.	AUD	1,213	856,000	857,580	1,580	—
Expiring 08/29/19	Morgan Stanley & Co. International PLC	AUD	8,920	6,333,799	6,307,027	—	(26,772)
Expiring 08/29/19	Morgan Stanley & Co. International PLC	AUD	5,053	3,589,298	3,572,768	—	(16,530)
Expiring 01/31/20	Citibank, N.A.	AUD	7,067	5,269,723	5,016,166	—	(253,557)
Expiring 01/31/20	Citibank, N.A.	AUD	5,351	4,288,399	3,798,247	—	(490,152)
Expiring 02/28/20	Bank of America, N.A.	AUD	10,799	7,753,494	7,670,192	—	(83,302)

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	61

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 11/30/20	Morgan Stanley & Co. International PLC	AUD	3,823	$2,744,880	$2,729,454	$—	$(15,426)
Brazilian Real,
Expiring 06/04/19	JPMorgan Chase Bank, N.A.	BRL	22,480	5,792,388	5,717,498	—	(74,890)
Expiring 06/04/19	JPMorgan Chase Bank, N.A.	BRL	2,309	585,000	587,227	2,227	—
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	BRL	2,754	689,000	695,452	6,452	—
Expiring 09/30/19	JPMorgan Chase Bank, N.A.	BRL	10,454	2,980,000	2,632,676	—	(347,324)
Expiring 09/30/19	JPMorgan Chase Bank, N.A.	BRL	1,958	481,439	493,163	11,724	—
Expiring 12/24/19	Citibank, N.A.	BRL	7,836	2,004,000	1,960,226	—	(43,774)
Expiring 12/24/19	Deutsche Bank AG	BRL	22,576	5,602,000	5,647,806	45,806	—
Expiring 03/31/20	Deutsche Bank AG	BRL	42,866	10,500,000	10,646,517	146,517	—
Expiring 06/30/20	Citibank, N.A.	BRL	29,119	7,301,000	7,161,040	—	(139,960)
Expiring 06/30/20	Deutsche Bank AG	BRL	47,619	10,804,000	11,710,406	906,406	—
Expiring 06/30/20	Morgan Stanley & Co. International PLC	BRL	3,245	796,000	798,084	2,084	—
Expiring 07/29/20	Deutsche Bank AG	BRL	13,339	3,349,388	3,268,417	—	(80,971)
Expiring 07/29/20	Morgan Stanley & Co. International PLC	BRL	8,705	2,232,000	2,132,922	—	(99,078)
Expiring 08/31/20	Citibank, N.A.	BRL	14,166	3,527,000	3,456,844	—	(70,156)
Expiring 08/31/20	Morgan Stanley & Co. International PLC	BRL	14,942	3,669,000	3,646,067	—	(22,933)
Expiring 12/23/20	Citibank, N.A.	BRL	46,304	11,302,000	11,140,930	—	(161,070)
Expiring 01/29/21	Citibank, N.A.	BRL	21,690	5,155,000	5,194,970	39,970	—
Expiring 01/29/21	Citibank, N.A.	BRL	15,948	3,819,239	3,819,763	524	—
Expiring 01/29/21	Morgan Stanley & Co. International PLC	BRL	10,588	2,644,000	2,535,946	—	(108,054)

See Notes to Financial Statements.

62

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound,
Expiring 07/19/19	Bank of America, N.A.	GBP	1,987	$2,612,000	$2,601,268	$—	$(10,732)
Expiring 07/19/19	Bank of America, N.A.	GBP	1,447	1,896,000	1,894,131	—	(1,869)
Expiring 07/19/19	Bank of America, N.A.	GBP	769	997,000	1,007,260	10,260	—
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	GBP	1,215	1,588,000	1,591,314	3,314	—
Expiring 07/19/19	Morgan Stanley & Co. International PLC	GBP	1,764	2,325,000	2,310,387	—	(14,613)
Expiring 07/19/19	Morgan Stanley & Co. International PLC	GBP	586	772,000	767,891	—	(4,109)
Expiring 07/19/19	The Toronto-Dominion Bank	GBP	1,764	2,314,000	2,310,192	—	(3,808)
Expiring 08/29/19	Citibank, N.A.	GBP	2,835	3,696,848	3,719,669	22,821	—
Canadian Dollar,
Expiring 07/22/19	Bank of America, N.A.	CAD	1,530	1,138,000	1,144,173	6,173	—
Expiring 07/22/19	Bank of America, N.A.	CAD	1,387	1,030,000	1,037,282	7,282	—
Expiring 07/22/19	Barclays Bank PLC	CAD	1,007	753,000	753,542	542	—
Expiring 07/31/19	Bank of America, N.A.	CAD	2,377	1,918,000	1,778,472	—	(139,528)
Expiring 07/31/19	HSBC Bank USA, N.A.	CAD	5,923	4,483,369	4,431,437	—	(51,932)
Expiring 07/31/19	JPMorgan Chase Bank, N.A.	CAD	2,483	1,904,400	1,857,816	—	(46,584)
Chilean Peso,
Expiring 06/19/19	BNP Paribas S.A.	CLP	1,649,085	2,476,350	2,434,019	—	(42,331)
Expiring 06/19/19	BNP Paribas S.A.	CLP	875,182	1,308,994	1,291,752	—	(17,242)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	CLP	379,698	573,000	560,428	—	(12,572)
Chinese Renminbi,
Expiring 06/28/19	Citibank, N.A.	CNH	7,363	1,051,103	1,093,081	41,978	—
Expiring 07/25/19	Citibank, N.A.	CNH	14,780	2,203,351	2,193,874	—	(9,477)
Expiring 07/25/19	JPMorgan Chase Bank, N.A.	CNH	12,729	1,904,354	1,889,428	—	(14,926)

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	63

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 07/25/19	JPMorgan Chase Bank, N.A.	CNH	3,902	$580,000	$579,191	$—	$(809)
Expiring 02/28/20	Citibank, N.A.	CNH	10,395	1,476,014	1,539,590	63,576	—
Expiring 02/28/20	HSBC Bank USA, N.A.	CNH	8,958	1,322,502	1,326,735	4,233	—
Expiring 02/28/20	Morgan Stanley & Co. International PLC	CNH	52,459	8,078,000	7,769,803	—	(308,197)
Colombian Peso,
Expiring 05/20/19	BNP Paribas S.A.	COP	9,176,456	2,958,000	2,835,045	—	(122,955)
Expiring 05/20/19	BNP Paribas S.A.	COP	5,582,772	1,812,000	1,724,785	—	(87,215)
Expiring 05/20/19	Citibank, N.A.	COP	3,271,888	1,046,000	1,010,842	—	(35,158)
Expiring 05/20/19	HSBC Bank USA, N.A.	COP	1,919,108	615,000	592,904	—	(22,096)
Expiring 05/20/19	JPMorgan Chase Bank, N.A.	COP	2,971,032	948,000	917,894	—	(30,106)
Czech Koruna,
Expiring 07/19/19	Citibank, N.A.	CZK	67,611	2,982,670	2,964,868	—	(17,802)
Euro,
Expiring 05/03/19	Citibank, N.A.	EUR	1,688	1,893,144	1,893,272	128	—
Expiring 07/19/19	Bank of America, N.A.	EUR	947	1,076,000	1,069,427	—	(6,573)
Expiring 07/19/19	HSBC Bank USA, N.A.	EUR	5,000	5,670,535	5,647,320	—	(23,215)
Expiring 07/19/19	Morgan Stanley & Co. International PLC	EUR	1,179	1,330,000	1,331,481	1,481	—
Expiring 07/19/19	Morgan Stanley & Co. International PLC	EUR	1,041	1,187,000	1,176,104	—	(10,896)
Expiring 07/19/19	Morgan Stanley & Co. International PLC	EUR	467	533,000	527,829	—	(5,171)
Expiring 07/19/19	The Toronto-Dominion Bank	EUR	912	1,039,000	1,030,392	—	(8,608)
Expiring 01/31/20	Morgan Stanley & Co. International PLC	EUR	4,298	5,216,483	4,932,944	—	(283,539)
Expiring 02/28/20	Bank of America, N.A.	EUR	5,226	6,837,176	6,011,062	—	(826,114)

See Notes to Financial Statements.

64

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 02/28/20	Morgan Stanley & Co. International PLC	EUR	4,622	$5,622,447	$5,316,124	$—	$(306,323)
Hungarian Forint,
Expiring 07/19/19	Citibank, N.A.	HUF	164,730	579,000	573,692	—	(5,308)
Indian Rupee,
Expiring 06/19/19	Barclays Bank PLC	INR	344,091	4,854,762	4,915,983	61,221	—
Expiring 06/19/19	Barclays Bank PLC	INR	63,465	908,000	906,711	—	(1,289)
Expiring 06/19/19	Barclays Bank PLC	INR	36,851	522,000	526,480	4,480	—
Expiring 06/19/19	Citibank, N.A.	INR	112,076	1,602,000	1,601,214	—	(786)
Expiring 06/19/19	Citibank, N.A.	INR	50,529	724,000	721,897	—	(2,103)
Expiring 06/19/19	HSBC Bank USA, N.A.	INR	106,864	1,533,000	1,526,751	—	(6,249)
Expiring 06/19/19	HSBC Bank USA, N.A.	INR	74,317	1,058,000	1,061,752	3,752	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	222,538	3,188,593	3,179,376	—	(9,217)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	111,202	1,588,145	1,588,727	582	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	91,023	1,299,500	1,300,441	941	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	66,361	948,000	948,090	90	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	65,025	928,000	929,003	1,003	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	57,012	813,000	814,524	1,524	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	39,625	571,000	566,111	—	(4,889)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	420,556	5,934,896	6,008,424	73,528	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	141,412	2,028,000	2,020,341	—	(7,659)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	83,042	1,198,000	1,186,407	—	(11,593)

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	65

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	76,464	$1,095,000	$1,092,429	$—	$(2,571)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	71,101	1,015,000	1,015,807	807	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	64,765	931,000	925,289	—	(5,711)
Expiring 07/31/19	BNP Paribas S.A.	INR	264,974	3,637,000	3,766,304	129,304	—
Expiring 07/31/19	Morgan Stanley & Co. International PLC	INR	156,375	2,211,806	2,222,692	10,886	—
Expiring 08/29/19	HSBC Bank USA, N.A.	INR	874,772	11,926,000	12,395,034	469,034	—
Expiring 10/30/20	Goldman Sachs International	INR	332,853	4,397,000	4,484,737	87,737	—
Expiring 12/23/20	Goldman Sachs International	INR	210,802	2,761,000	2,821,090	60,090	—
Indonesian Rupiah,
Expiring 06/19/19	Barclays Bank PLC	IDR	21,741,450	1,502,000	1,515,892	13,892	—
Expiring 06/19/19	Barclays Bank PLC	IDR	13,867,535	979,000	966,894	—	(12,106)
Expiring 06/19/19	Barclays Bank PLC	IDR	13,606,715	964,000	948,709	—	(15,291)
Expiring 06/19/19	Barclays Bank PLC	IDR	12,953,650	898,000	903,175	5,175	—
Expiring 06/19/19	Barclays Bank PLC	IDR	12,561,128	874,000	875,807	1,807	—
Expiring 06/19/19	Barclays Bank PLC	IDR	9,811,255	685,000	684,076	—	(924)
Expiring 06/19/19	Barclays Bank PLC	IDR	9,016,824	628,000	628,685	685	—
Expiring 06/19/19	HSBC Bank USA, N.A.	IDR	12,195,885	849,000	850,341	1,341	—
Expiring 06/19/19	HSBC Bank USA, N.A.	IDR	8,917,370	626,000	621,751	—	(4,249)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	28,871,700	2,019,000	2,013,038	—	(5,962)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	19,206,704	1,342,000	1,339,160	—	(2,840)

See Notes to Financial Statements.

66

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	13,005,720	$910,000	$906,805	$—	$(3,195)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	12,819,399	898,000	893,814	—	(4,186)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	IDR	44,973,566	3,162,698	3,135,718	—	(26,980)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	IDR	25,634,501	1,779,000	1,787,329	8,329	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	IDR	14,992,623	1,054,000	1,045,339	—	(8,661)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	IDR	14,527,646	1,005,999	1,012,919	6,920	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	IDR	9,237,800	646,000	644,092	—	(1,908)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	IDR	9,004,264	628,000	627,810	—	(190)
Expiring 06/19/19	UBS AG	IDR	27,002,625	1,885,000	1,882,720	—	(2,280)
Japanese Yen,
Expiring 05/31/19	Barclays Bank PLC	JPY	79,798	715,000	718,234	3,234	—
Expiring 05/31/19	Deutsche Bank AG	JPY	88,065	804,000	792,643	—	(11,357)
Expiring 05/31/19	Deutsche Bank AG	JPY	75,138	697,000	676,290	—	(20,710)
Expiring 05/31/19	Deutsche Bank AG	JPY	70,207	638,000	631,904	—	(6,096)
Expiring 05/31/19	The Toronto-Dominion Bank	JPY	62,736	569,000	564,666	—	(4,334)
Expiring 07/19/19	Bank of America, N.A.	JPY	1,248,201	11,225,159	11,277,809	52,650	—
Expiring 07/19/19	Bank of America, N.A.	JPY	103,693	935,000	936,891	1,891	—
Expiring 07/19/19	Barclays Bank PLC	JPY	65,783	592,000	594,366	2,366	—

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	67

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 07/19/19	Morgan Stanley & Co. International PLC	JPY	176,864	$1,590,991	$1,598,012	$7,021	$—
Expiring 07/19/19	The Toronto-Dominion Bank	JPY	180,520	1,624,000	1,631,045	7,045	—
Expiring 01/29/21	Barclays Bank PLC	JPY	726,043	6,983,000	6,844,178	—	(138,822)
Expiring 01/29/21	Citibank, N.A.	JPY	748,513	7,462,000	7,055,993	—	(406,007)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	JPY	992,486	9,655,000	9,355,843	—	(299,157)
Expiring 10/31/23	Barclays Bank PLC	JPY	487,838	5,118,000	4,969,866	—	(148,134)
Expiring 10/31/23	Deutsche Bank AG	JPY	498,249	5,220,000	5,075,933	—	(144,067)
Mexican Peso,
Expiring 06/19/19	Barclays Bank PLC	MXN	15,445	789,000	808,125	19,125	—
Expiring 06/19/19	BNP Paribas S.A.	MXN	12,971	678,000	678,693	693	—
Expiring 06/19/19	Citibank, N.A.	MXN	61,537	3,188,593	3,219,791	31,198	—
Expiring 06/19/19	Citibank, N.A.	MXN	30,363	1,588,145	1,588,710	565	—
Expiring 06/19/19	Citibank, N.A.	MXN	18,510	972,000	968,486	—	(3,514)
Expiring 06/19/19	Citibank, N.A.	MXN	18,167	951,000	950,570	—	(430)
Expiring 06/19/19	Citibank, N.A.	MXN	15,876	835,000	830,682	—	(4,318)
Expiring 06/19/19	Deutsche Bank AG	MXN	215,904	11,012,006	11,296,754	284,748	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	MXN	30,849	1,583,954	1,614,121	30,167	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	MXN	21,725	1,136,000	1,136,720	720	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	MXN	20,712	1,062,244	1,083,725	21,481	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	MXN	13,143	677,000	687,668	10,668	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	MXN	11,377	600,000	595,301	—	(4,699)
Expiring 08/29/19	Bank of America, N.A.	MXN	19,065	973,000	986,087	13,087	—
Expiring 08/29/19	Deutsche Bank AG	MXN	83,214	3,899,000	4,303,937	404,937	—

See Notes to Financial Statements.

68

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 08/29/19	Deutsche Bank AG	MXN	18,884	$951,000	$976,692	$25,692	$—
Expiring 08/29/19	Morgan Stanley & Co. International PLC	MXN	62,161	3,063,738	3,215,022	151,284	—
Expiring 08/29/19	Morgan Stanley & Co. International PLC	MXN	16,183	813,000	837,011	24,011	—
Expiring 12/24/19	Goldman Sachs International	MXN	23,280	1,139,332	1,182,475	43,143	—
Expiring 04/30/20	Citibank, N.A.	MXN	42,285	2,048,669	2,106,249	57,580	—
Expiring 04/30/20	Deutsche Bank AG	MXN	252,381	11,379,000	12,571,412	1,192,412	—
Expiring 04/30/20	JPMorgan Chase Bank, N.A.	MXN	13,553	665,000	675,078	10,078	—
Expiring 04/30/20	Morgan Stanley & Co. International PLC	MXN	74,340	3,602,000	3,702,969	100,969	—
Expiring 10/30/20	Morgan Stanley & Co. International PLC	MXN	306,088	14,433,000	14,847,299	414,299	—
Expiring 01/29/21	Goldman Sachs International	MXN	94,522	4,426,016	4,525,997	99,981	—
Expiring 01/29/21	Morgan Stanley & Co. International PLC	MXN	34,930	1,620,000	1,672,536	52,536	—
New Taiwanese Dollar,
Expiring 06/19/19	Barclays Bank PLC	TWD	27,117	882,000	880,424	—	(1,576)
Expiring 06/19/19	Barclays Bank PLC	TWD	15,256	496,000	495,323	—	(677)
Expiring 06/19/19	HSBC Bank USA, N.A.	TWD	207,613	6,741,761	6,740,656	—	(1,105)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	207,613	6,741,542	6,740,656	—	(886)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	39,936	1,301,000	1,296,609	—	(4,391)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	21,458	695,000	696,691	1,691	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TWD	352,923	11,480,532	11,458,521	—	(22,011)

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	69

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TWD	50,701	$1,647,000	$1,646,142	$—	$(858)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TWD	47,017	1,531,000	1,526,524	—	(4,476)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TWD	26,586	865,000	863,173	—	(1,827)
New Zealand Dollar,
Expiring 07/22/19	Citibank, N.A.	NZD	2,698	1,826,800	1,804,913	—	(21,887)
Expiring 07/22/19	Citibank, N.A.	NZD	963	638,000	644,355	6,355	—
Expiring 07/22/19	Morgan Stanley & Co. International PLC	NZD	1,391	929,000	930,402	1,402	—
Expiring 07/22/19	The Toronto-Dominion Bank	NZD	1,589	1,061,000	1,063,098	2,098	—
Norwegian Krone,
Expiring 07/19/19	BNP Paribas S.A.	NOK	58,413	6,904,839	6,791,730	—	(113,109)
Expiring 07/19/19	Citibank, N.A.	NOK	19,859	2,345,000	2,308,976	—	(36,024)
Expiring 07/19/19	Citibank, N.A.	NOK	6,854	795,000	796,890	1,890	—
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	NOK	7,733	915,000	899,089	—	(15,911)
Peruvian Nuevo Sol,
Expiring 06/19/19	BNP Paribas S.A.	PEN	8,343	2,514,000	2,517,669	3,669	—
Expiring 06/19/19	BNP Paribas S.A.	PEN	4,672	1,414,000	1,409,770	—	(4,230)
Expiring 06/19/19	BNP Paribas S.A.	PEN	4,109	1,242,000	1,240,046	—	(1,954)
Expiring 06/19/19	BNP Paribas S.A.	PEN	4,054	1,228,000	1,223,252	—	(4,748)
Expiring 06/19/19	BNP Paribas S.A.	PEN	3,344	1,011,000	1,008,952	—	(2,048)
Expiring 06/19/19	BNP Paribas S.A.	PEN	3,325	1,004,000	1,003,420	—	(580)
Expiring 06/19/19	BNP Paribas S.A.	PEN	3,214	966,000	969,960	3,960	—
Expiring 06/19/19	BNP Paribas S.A.	PEN	2,472	743,000	745,889	2,889	—
Expiring 06/19/19	BNP Paribas S.A.	PEN	2,117	638,000	638,806	806	—
Expiring 06/19/19	Citibank, N.A.	PEN	3,575	1,082,000	1,078,927	—	(3,073)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PEN	4,947	1,496,000	1,492,653	—	(3,347)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PEN	3,867	1,162,000	1,166,904	4,904	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PEN	2,827	853,000	853,074	74	—

See Notes to Financial Statements.

70

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PEN	1,671	$504,000	$504,165	$165	$—
Philippine Peso,
Expiring 06/19/19	Barclays Bank PLC	PHP	277,849	5,292,361	5,309,571	17,210	—
Expiring 06/19/19	Barclays Bank PLC	PHP	149,980	2,821,000	2,866,060	45,060	—
Expiring 06/19/19	Barclays Bank PLC	PHP	112,622	2,158,000	2,152,151	—	(5,849)
Expiring 06/19/19	Barclays Bank PLC	PHP	28,732	548,000	549,049	1,049	—
Expiring 06/19/19	Barclays Bank PLC	PHP	16,909	325,301	323,126	—	(2,175)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	139,124	2,616,000	2,658,600	42,600	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	129,980	2,475,000	2,483,852	8,852	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	109,032	2,055,000	2,083,556	28,556	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	83,997	1,613,000	1,605,145	—	(7,855)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	83,180	1,600,699	1,589,539	—	(11,160)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	81,609	1,557,000	1,559,504	2,504	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	76,220	1,455,000	1,456,534	1,534	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	73,978	1,386,000	1,413,682	27,682	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	62,258	1,187,000	1,189,726	2,726	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	37,888	709,256	724,032	14,776	—
Polish Zloty,
Expiring 07/19/19	Citibank, N.A.	PLN	2,530	663,000	663,540	540	—
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	PLN	4,303	1,141,000	1,128,734	—	(12,266)
Russian Ruble,
Expiring 06/19/19	Barclays Bank PLC	RUB	46,486	717,000	713,759	—	(3,241)
Expiring 06/19/19	Barclays Bank PLC	RUB	35,633	554,000	547,124	—	(6,876)

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	71

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	RUB	42,479	$649,000	$652,238	$3,238	$—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	RUB	961,743	14,484,524	14,766,907	282,383	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	RUB	66,196	1,015,000	1,016,398	1,398	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	RUB	51,618	800,000	792,565	—	(7,435)
Expiring 08/29/19	Barclays Bank PLC	RUB	455,940	7,024,461	6,935,031	—	(89,430)
Expiring 08/29/19	Barclays Bank PLC	RUB	43,684	673,000	664,457	—	(8,543)
Expiring 08/29/19	BNP Paribas S.A.	RUB	1,065,355	15,833,000	16,204,472	371,472	—
Expiring 08/29/19	Citibank, N.A.	RUB	59,936	914,000	911,643	—	(2,357)
Expiring 12/24/19	Citibank, N.A.	RUB	382,303	5,577,000	5,727,844	150,844	—
Expiring 03/31/20	Barclays Bank PLC	RUB	303,739	4,366,581	4,494,905	128,324	—
Expiring 03/31/20	BNP Paribas S.A.	RUB	262,318	3,692,000	3,881,935	189,935	—
Saudi Arabian Riyal,
Expiring 11/12/19	Morgan Stanley & Co. International PLC	SAR	113,400	30,157,169	30,225,387	68,218	—
Singapore Dollar,
Expiring 05/10/19	Barclays Bank PLC	SGD	9,515	7,047,271	6,996,745	—	(50,526)
Expiring 05/10/19	Barclays Bank PLC	SGD	1,659	1,230,000	1,219,662	—	(10,338)
Expiring 05/10/19	Barclays Bank PLC	SGD	1,621	1,192,000	1,191,641	—	(359)
Expiring 05/10/19	Barclays Bank PLC	SGD	1,479	1,098,000	1,087,782	—	(10,218)
Expiring 05/10/19	Barclays Bank PLC	SGD	853	630,000	627,174	—	(2,826)
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	SGD	3,038	2,248,000	2,233,941	—	(14,059)
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	SGD	1,977	1,458,000	1,453,819	—	(4,181)
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	SGD	1,771	1,310,000	1,302,467	—	(7,533)

See Notes to Financial Statements.

72

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	SGD	1,363	$1,005,000	$1,002,420	$—	$(2,580)
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	SGD	1,272	937,000	935,144	—	(1,856)
Expiring 05/10/19	Morgan Stanley & Co. International PLC	SGD	2,117	1,569,000	1,556,434	—	(12,566)
Expiring 05/10/19	UBS AG	SGD	1,501	1,109,000	1,104,020	—	(4,980)
Expiring 05/10/19	UBS AG	SGD	1,400	1,037,000	1,029,506	—	(7,494)
Expiring 05/10/19	UBS AG	SGD	792	587,000	582,501	—	(4,499)
South African Rand,
Expiring 06/13/19	BNP Paribas S.A.	ZAR	2,874	196,309	199,883	3,574	—
Expiring 06/13/19	Citibank, N.A.	ZAR	25,586	1,763,025	1,779,288	16,263	—
Expiring 06/13/19	Citibank, N.A.	ZAR	14,278	979,550	992,916	13,366	—
Expiring 06/13/19	Goldman Sachs International	ZAR	37,303	2,556,202	2,594,152	37,950	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ZAR	28,476	1,959,100	1,980,305	21,205	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ZAR	22,963	1,588,037	1,596,936	8,899	—
Expiring 06/13/19	Morgan Stanley & Co. International PLC	ZAR	13,371	946,000	929,825	—	(16,175)
Expiring 08/29/19	Barclays Bank PLC	ZAR	10,310	718,000	710,179	—	(7,821)
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	ZAR	11,673	811,000	804,045	—	(6,955)
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	ZAR	10,278	707,000	707,944	944	—
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	ZAR	9,611	675,000	662,033	—	(12,967)
Expiring 12/30/19	Barclays Bank PLC	ZAR	38,671	3,005,230	2,624,156	—	(381,074)
Expiring 12/30/19	BNP Paribas S.A.	ZAR	68,785	4,346,000	4,667,612	321,612	—
Expiring 03/31/20	Morgan Stanley & Co. International PLC	ZAR	33,179	2,285,935	2,225,550	—	(60,385)
Expiring 03/31/20	UBS AG	ZAR	29,283	2,052,800	1,964,219	—	(88,581)
Expiring 03/31/20	UBS AG	ZAR	27,854	1,806,000	1,868,345	62,345	—
Expiring 07/29/20	Goldman Sachs International	ZAR	77,690	5,229,000	5,127,872	—	(101,128)

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	73

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 07/29/20	Morgan Stanley & Co. International PLC	ZAR	50,366	$3,417,759	$3,324,364	$—	$(93,395)
Expiring 08/31/20	BNP Paribas S.A.	ZAR	43,370	2,909,206	2,849,886	—	(59,320)
Expiring 09/30/20	Barclays Bank PLC	ZAR	54,937	3,653,238	3,595,393	—	(57,845)
Expiring 01/29/21	Goldman Sachs International	ZAR	49,473	3,250,000	3,185,949	—	(64,051)
South Korean Won,
Expiring 06/19/19	Citibank, N.A.	KRW	3,608,007	3,175,783	3,094,310	—	(81,473)
Expiring 06/19/19	Citibank, N.A.	KRW	2,477,587	2,178,290	2,124,836	—	(53,454)
Expiring 06/19/19	HSBC Bank USA, N.A.	KRW	1,074,904	941,000	921,863	—	(19,137)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	3,607,387	3,174,958	3,093,779	—	(81,179)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	3,595,597	3,177,473	3,083,667	—	(93,806)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	2,690,018	2,380,442	2,307,022	—	(73,420)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	2,390,014	2,094,850	2,049,732	—	(45,118)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	2,389,386	2,094,850	2,049,193	—	(45,657)
Swedish Krona,
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	SEK	82,725	8,993,771	8,766,892	—	(226,879)
Swiss Franc,
Expiring 07/19/19	Bank of America, N.A.	CHF	1,258	1,242,000	1,243,879	1,879	—
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	CHF	1,755	1,739,000	1,742,494	3,494	—
Expiring 10/30/20	Goldman Sachs International	CHF	8,063	8,721,000	8,309,437	—	(411,563)
Expiring 10/30/20	UBS AG	CHF	3,112	3,204,065	3,207,383	3,318	—
Thai Baht,
Expiring 05/10/19	BNP Paribas S.A.	THB	147,616	4,729,610	4,624,833	—	(104,777)
Expiring 05/10/19	BNP Paribas S.A.	THB	82,749	2,652,000	2,592,543	—	(59,457)
Expiring 05/10/19	Citibank, N.A.	THB	397,216	12,623,657	12,444,853	—	(178,804)
Expiring 05/10/19	Citibank, N.A.	THB	88,004	2,822,000	2,757,184	—	(64,816)
Expiring 05/10/19	Citibank, N.A.	THB	56,929	1,784,124	1,783,588	—	(536)
Expiring 05/10/19	Citibank, N.A.	THB	47,075	1,491,511	1,474,871	—	(16,640)
Expiring 05/10/19	Citibank, N.A.	THB	41,802	1,310,000	1,309,668	—	(332)

See Notes to Financial Statements.

74

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 05/10/19	Citibank, N.A.	THB	34,932	$1,097,000	$1,094,419	$—	$(2,581)
Expiring 05/10/19	Citibank, N.A.	THB	33,778	1,060,000	1,058,270	—	(1,730)
Expiring 05/10/19	Citibank, N.A.	THB	28,819	912,716	902,914	—	(9,802)
Expiring 05/10/19	Citibank, N.A.	THB	26,255	835,000	822,571	—	(12,429)
Expiring 05/10/19	Citibank, N.A.	THB	23,827	746,000	746,512	512	—
Expiring 05/10/19	Citibank, N.A.	THB	21,621	679,054	677,393	—	(1,661)
Expiring 05/10/19	Citibank, N.A.	THB	20,980	657,000	657,297	297	—
Expiring 05/10/19	Citibank, N.A.	THB	20,626	654,000	646,212	—	(7,788)
Expiring 05/10/19	Citibank, N.A.	THB	20,423	643,000	639,855	—	(3,145)
Expiring 05/10/19	Citibank, N.A.	THB	18,586	585,000	582,304	—	(2,696)
Expiring 05/10/19	HSBC Bank USA, N.A.	THB	147,616	4,698,598	4,624,833	—	(73,765)
Expiring 05/10/19	HSBC Bank USA, N.A.	THB	35,619	1,122,000	1,115,950	—	(6,050)
Expiring 05/10/19	Morgan Stanley & Co. International PLC	THB	78,117	2,497,000	2,447,417	—	(49,583)
Expiring 05/10/19	UBS AG	THB	58,162	1,848,000	1,822,218	—	(25,782)
Turkish Lira,
Expiring 06/13/19	Barclays Bank PLC	TRY	6,085	1,072,000	992,175	—	(79,825)
Expiring 06/13/19	Barclays Bank PLC	TRY	4,892	821,000	797,737	—	(23,263)
Expiring 06/13/19	Barclays Bank PLC	TRY	3,459	577,000	564,038	—	(12,962)
Expiring 06/13/19	BNP Paribas S.A.	TRY	30,107	5,295,640	4,909,251	—	(386,389)
Expiring 08/29/19	Citibank, N.A.	TRY	9,435	1,487,771	1,465,299	—	(22,472)
Expiring 09/30/19	Morgan Stanley & Co. International PLC	TRY	3,186	494,000	484,726	—	(9,274)
Expiring 12/24/19	Goldman Sachs International	TRY	55,080	9,962,000	7,943,009	—	(2,018,991)
Expiring 04/30/20	Citibank, N.A.	TRY	4,397	748,000	586,649	—	(161,351)
Expiring 04/30/20	Deutsche Bank AG	TRY	3,185	318,000	424,958	106,958	—
Expiring 04/30/20	Morgan Stanley & Co. International PLC	TRY	77,540	12,091,000	10,346,447	—	(1,744,553)
Expiring 06/30/20	Bank of America, N.A.	TRY	6,776	1,017,000	873,375	—	(143,625)

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	75

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 06/30/20	Deutsche Bank AG	TRY	157,506	$15,218,000	$20,302,361	$5,084,361	$—
Expiring 02/26/21	Morgan Stanley & Co. International PLC	TRY	107,674	12,965,000	12,235,865	—	(729,135)

				$826,179,706	$823,984,589	12,437,568	(14,632,685)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 06/25/19	Citibank, N.A.	ARS	30,229	$629,257	$626,463	$2,794	$—
Australian Dollar,
Expiring 07/22/19	Bank of America, N.A.	AUD	1,273	898,000	899,028	—	(1,028)
Expiring 07/22/19	Bank of America, N.A.	AUD	956	672,000	675,632	—	(3,632)
Expiring 07/22/19	Citibank, N.A.	AUD	4,696	3,294,050	3,317,142	—	(23,092)
Expiring 07/22/19	JPMorgan Chase Bank, N.A.	AUD	4,646	3,261,126	3,281,620	—	(20,494)
Expiring 07/22/19	The Toronto-Dominion Bank	AUD	1,388	998,000	980,735	17,265	—
Expiring 07/22/19	The Toronto-Dominion Bank	AUD	974	688,000	687,781	219	—
Expiring 08/29/19	Morgan Stanley & Co. International PLC	AUD	15,457	11,139,087	10,929,006	210,081	—
Expiring 01/31/20	Morgan Stanley & Co. International PLC	AUD	13,184	9,526,099	9,358,267	167,832	—

See Notes to Financial Statements.

76

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real,
Expiring 06/04/19	Citibank, N.A.	BRL	6,174	$1,543,171	$1,570,220	$—	$(27,049)
Expiring 06/04/19	Citibank, N.A.	BRL	6,123	1,543,171	1,557,366	—	(14,195)
Expiring 06/04/19	Citibank, N.A.	BRL	5,324	1,362,000	1,354,160	7,840	—
Expiring 06/04/19	Citibank, N.A.	BRL	4,521	1,144,751	1,149,772	—	(5,021)
Expiring 06/04/19	Citibank, N.A.	BRL	2,380	599,000	605,211	—	(6,211)
Expiring 06/04/19	Goldman Sachs International	BRL	5,179	1,299,500	1,317,105	—	(17,605)
Expiring 06/04/19	JPMorgan Chase Bank, N.A.	BRL	5,389	1,382,799	1,370,654	12,145	—
Expiring 06/04/19	JPMorgan Chase Bank, N.A.	BRL	5,106	1,299,500	1,298,686	814	—
Expiring 06/04/19	JPMorgan Chase Bank, N.A.	BRL	2,796	707,297	711,123	—	(3,826)
Expiring 06/04/19	JPMorgan Chase Bank, N.A.	BRL	2,412	612,000	613,520	—	(1,520)
Expiring 08/29/19	BNP Paribas S.A.	BRL	2,656	669,000	670,644	—	(1,644)
Expiring 09/30/19	JPMorgan Chase Bank, N.A.	BRL	12,412	3,549,000	3,125,840	423,160	—
Expiring 12/24/19	BNP Paribas S.A.	BRL	3,641	900,000	910,894	—	(10,894)
Expiring 12/24/19	Citibank, N.A.	BRL	6,946	1,675,000	1,737,723	—	(62,723)
Expiring 12/24/19	JPMorgan Chase Bank, N.A.	BRL	11,825	3,331,000	2,958,248	372,752	—
Expiring 12/24/19	UBS AG	BRL	2,906	725,000	726,938	—	(1,938)
Expiring 03/31/20	JPMorgan Chase Bank, N.A.	BRL	38,335	10,714,000	9,521,033	1,192,967	—

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	77

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 03/31/20	JPMorgan Chase Bank, N.A.	BRL	13,430	$3,231,950	$3,335,646	$—	$(103,696)
Expiring 06/30/20	Deutsche Bank AG	BRL	80,093	19,440,000	19,696,476	—	(256,476)
Expiring 07/29/20	Deutsche Bank AG	BRL	27,045	6,116,000	6,626,778	—	(510,778)
Expiring 08/31/20	Deutsche Bank AG	BRL	26,630	5,810,000	6,498,302	—	(688,302)
Expiring 12/23/20	Morgan Stanley & Co. International PLC	BRL	42,608	10,702,000	10,251,562	450,438	—
Expiring 01/29/21	Citibank, N.A.	BRL	33,812	8,259,000	8,098,320	160,680	—
Expiring 03/31/21	Citibank, N.A.	BRL	80,490	18,979,000	19,135,661	—	(156,661)
British Pound,
Expiring 07/19/19	Bank of America, N.A.	GBP	33,960	44,618,920	44,468,704	150,216	—
Expiring 07/19/19	Bank of America, N.A.	GBP	498	647,000	652,263	—	(5,263)
Expiring 07/19/19	Citibank, N.A.	GBP	1,799	2,345,000	2,355,508	—	(10,508)
Expiring 07/19/19	Morgan Stanley & Co. International PLC	GBP	744	965,000	973,809	—	(8,809)
Canadian Dollar,
Expiring 07/22/19	JPMorgan Chase Bank, N.A.	CAD	1,123	842,000	840,261	1,739	—
Expiring 07/22/19	Morgan Stanley & Co. International PLC	CAD	1,037	780,000	775,759	4,241	—
Expiring 07/22/19	The Toronto-Dominion Bank	CAD	865	649,000	647,078	1,922	—
Expiring 07/31/19	Citibank, N.A.	CAD	10,784	8,168,000	8,067,725	100,275	—

See Notes to Financial Statements.

78

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso,
Expiring 06/19/19	Barclays Bank PLC	CLP	718,136	$1,057,000	$1,059,956	$—	$(2,956)
Expiring 06/19/19	Barclays Bank PLC	CLP	659,142	990,000	972,882	17,118	—
Expiring 06/19/19	BNP Paribas S.A.	CLP	3,381,817	5,054,580	4,991,501	63,079	—
Expiring 06/19/19	BNP Paribas S.A.	CLP	1,383,207	2,072,375	2,041,588	30,787	—
Expiring 06/19/19	BNP Paribas S.A.	CLP	741,030	1,087,000	1,093,746	—	(6,746)
Expiring 06/19/19	Citibank, N.A.	CLP	3,906,302	5,877,144	5,765,631	111,513	—
Expiring 06/19/19	Citibank, N.A.	CLP	569,500	850,000	840,572	9,428	—
Expiring 06/19/19	Citibank, N.A.	CLP	430,007	635,000	634,683	317	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	CLP	683,154	1,013,600	1,008,323	5,277	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	CLP	565,607	833,000	834,826	—	(1,826)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	CLP	474,856	706,000	700,878	5,122	—
Chinese Renminbi,
Expiring 06/28/19	Morgan Stanley & Co. International PLC	CNH	7,363	1,100,000	1,093,081	6,919	—
Expiring 07/25/19	JPMorgan Chase Bank, N.A.	CNH	4,596	682,000	682,247	—	(247)
Expiring 07/25/19	Morgan Stanley & Co. International PLC	CNH	27,101	4,051,217	4,022,783	28,434	—

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	79

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 02/28/20	Morgan Stanley & Co. International PLC	CNH	71,811	$10,656,000	$10,636,128	$19,872	$—
Colombian Peso,
Expiring 05/20/19	BNP Paribas S.A.	COP	6,007,123	1,914,198	1,855,887	58,311	—
Expiring 05/20/19	BNP Paribas S.A.	COP	4,645,196	1,444,941	1,435,123	9,818	—
Expiring 05/20/19	BNP Paribas S.A.	COP	3,935,318	1,267,005	1,215,807	51,198	—
Expiring 05/20/19	BNP Paribas S.A.	COP	1,967,531	633,502	607,864	25,638	—
Expiring 05/20/19	BNP Paribas S.A.	COP	1,589,740	505,000	491,147	13,853	—
Expiring 05/20/19	Citibank, N.A.	COP	37,128,639	11,810,491	11,470,808	339,683	—
Expiring 05/20/19	Citibank, N.A.	COP	4,945,536	1,588,145	1,527,912	60,233	—
Expiring 05/20/19	Citibank, N.A.	COP	2,097,268	659,000	647,946	11,054	—
Expiring 05/20/19	Citibank, N.A.	COP	1,762,530	545,000	544,530	470	—
Expiring 05/20/19	Goldman Sachs International	COP	2,958,066	931,000	913,888	17,112	—
Expiring 05/20/19	JPMorgan Chase Bank, N.A.	COP	2,138,477	671,000	660,678	10,322	—
Expiring 05/20/19	JPMorgan Chase Bank, N.A.	COP	2,086,277	669,000	644,550	24,450	—
Expiring 05/20/19	UBS AG	COP	1,743,089	551,000	538,523	12,477	—
Czech Koruna,
Expiring 07/19/19	Citibank, N.A.	CZK	19,593	850,000	859,207	—	(9,207)
Expiring 07/19/19	HSBC Bank USA, N.A.	CZK	24,237	1,055,000	1,062,833	—	(7,833)
Expiring 07/19/19	Morgan Stanley & Co. International PLC	CZK	15,023	654,000	658,786	—	(4,786)

See Notes to Financial Statements.

80

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 07/19/19	Bank of America, N.A.	EUR	2,497	$2,806,000	$2,820,032	$—	$(14,032)
Expiring 07/19/19	Bank of America, N.A.	EUR	1,623	1,821,000	1,832,977	—	(11,977)
Expiring 07/19/19	Barclays Bank PLC	EUR	3,675	4,169,970	4,150,600	19,370	—
Expiring 07/19/19	Barclays Bank PLC	EUR	719	812,000	812,471	—	(471)
Expiring 07/19/19	BNP Paribas S.A.	EUR	3,043	3,420,750	3,437,273	—	(16,523)
Expiring 07/19/19	Citibank, N.A.	EUR	7,207	8,185,966	8,139,721	46,245	—
Expiring 07/19/19	Citibank, N.A.	EUR	1,688	1,905,746	1,906,044	—	(298)
Expiring 07/19/19	Citibank, N.A.	EUR	1,430	1,613,000	1,614,781	—	(1,781)
Expiring 07/19/19	Deutsche Bank AG	EUR	139,101	158,692,599	157,109,229	1,583,370	—
Expiring 07/19/19	UBS AG	EUR	139,101	158,058,439	157,109,229	949,210	—
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	EUR	1,873	2,121,712	2,122,119	—	(407)
Expiring 12/30/19	Deutsche Bank AG	EUR	1,231	1,587,473	1,409,134	178,339	—
Expiring 02/28/20	Bank of America, N.A.	EUR	11,032	13,441,389	12,689,254	752,135	—
Expiring 07/29/20	The Toronto-Dominion Bank	EUR	2,476	2,949,148	2,880,335	68,813	—
Expiring 07/29/20	UBS AG	EUR	1,857	2,262,267	2,159,445	102,822	—
Hungarian Forint,
Expiring 07/19/19	Bank of America, N.A.	HUF	3,031,596	10,676,513	10,557,883	118,630	—
Expiring 07/19/19	Bank of America, N.A.	HUF	160,163	567,000	557,787	9,213	—
Expiring 07/19/19	Citibank, N.A.	HUF	440,741	1,543,373	1,534,932	8,441	—
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	HUF	372,458	1,292,000	1,297,127	—	(5,127)

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	81

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee,
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	55,636	$792,200	$794,867	$—	$(2,667)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	134,377	1,905,185	1,919,820	—	(14,635)
Expiring 07/31/19	Goldman Sachs International	INR	208,658	2,887,000	2,965,839	—	(78,839)
Expiring 08/29/19	BNP Paribas S.A.	INR	861,995	11,620,000	12,213,987	—	(593,987)
Expiring 10/30/20	HSBC Bank USA, N.A.	INR	439,464	5,742,000	5,921,175	—	(179,175)
Expiring 12/23/20	BNP Paribas S.A.	INR	250,803	3,250,000	3,356,397	—	(106,397)
Expiring 02/26/21	Goldman Sachs International	INR	66,877	870,000	887,772	—	(17,772)
Indonesian Rupiah,
Expiring 06/19/19	Barclays Bank PLC	IDR	8,498,960	596,000	592,578	3,422	—
Expiring 06/19/19	Citibank, N.A.	IDR	42,105,123	2,927,199	2,935,720	—	(8,521)
Expiring 06/19/19	Citibank, N.A.	IDR	15,159,529	1,049,000	1,056,977	—	(7,977)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	23,486,494	1,647,025	1,637,562	9,463	—
Expiring 06/19/19	UBS AG	IDR	16,226,064	1,124,000	1,131,339	—	(7,339)
Israeli Shekel,
Expiring 07/25/19	Bank of America, N.A.	ILS	9,289	2,618,515	2,596,650	21,865	—
Japanese Yen,
Expiring 05/31/19	Bank of America, N.A.	JPY	112,882	1,019,000	1,016,011	2,989	—
Expiring 05/31/19	Bank of America, N.A.	JPY	83,477	760,000	751,344	8,656	—
Expiring 05/31/19	Barclays Bank PLC	JPY	119,200	1,074,000	1,072,874	1,126	—
Expiring 05/31/19	Citibank, N.A.	JPY	198,169	1,788,000	1,783,646	4,354	—

See Notes to Financial Statements.

82

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 05/31/19	Citibank, N.A.	JPY	148,489	$1,352,000	$1,336,495	$15,505	$—
Expiring 05/31/19	Citibank, N.A.	JPY	92,164	826,000	829,533	—	(3,533)
Expiring 05/31/19	Deutsche Bank AG	JPY	112,745	1,034,000	1,014,771	19,229	—
Expiring 05/31/19	Deutsche Bank AG	JPY	79,334	720,000	714,052	5,948	—
Expiring 05/31/19	Deutsche Bank AG	JPY	73,850	668,000	664,695	3,305	—
Expiring 05/31/19	HSBC Bank USA, N.A.	JPY	87,241	782,000	785,222	—	(3,222)
Expiring 05/31/19	JPMorgan Chase Bank, N.A.	JPY	93,742	840,000	843,735	—	(3,735)
Expiring 05/31/19	Morgan Stanley & Co. International PLC	JPY	60,765	561,000	546,925	14,075	—
Expiring 05/31/19	UBS AG	JPY	100,901	909,000	908,171	829	—
Expiring 07/19/19	Bank of America, N.A.	JPY	94,069	849,000	849,936	—	(936)
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	JPY	248,768	2,238,027	2,247,681	—	(9,654)
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	JPY	246,243	2,214,650	2,224,863	—	(10,213)
Expiring 07/19/19	Morgan Stanley & Co. International PLC	JPY	217,803	1,959,000	1,967,907	—	(8,907)
Expiring 02/28/20	Citibank, N.A.	JPY	880,638	8,296,087	8,099,820	196,267	—
Expiring 11/30/20	JPMorgan Chase Bank, N.A.	JPY	819,678	7,848,316	7,692,683	155,633	—
Expiring 01/29/21	Citibank, N.A.	JPY	934,242	9,144,000	8,806,803	337,197	—
Mexican Peso,
Expiring 06/19/19	Bank of America, N.A.	MXN	14,990	785,000	784,325	675	—

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	83

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 06/19/19	Bank of America, N.A.	MXN	14,032	$732,000	$734,198	$—	$(2,198)
Expiring 06/19/19	Bank of America, N.A.	MXN	12,995	668,000	679,954	—	(11,954)
Expiring 06/19/19	Citibank, N.A.	MXN	21,086	1,099,025	1,103,304	—	(4,279)
Expiring 06/19/19	HSBC Bank USA, N.A.	MXN	16,892	868,000	883,831	—	(15,831)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	MXN	57,700	3,016,050	3,019,026	—	(2,976)
Expiring 08/29/19	BNP Paribas S.A.	MXN	100,179	5,049,000	5,181,376	—	(132,376)
Expiring 08/29/19	Deutsche Bank AG	MXN	15,063	774,000	779,073	—	(5,073)
Expiring 12/24/19	Citibank, N.A.	MXN	32,954	1,606,000	1,673,871	—	(67,871)
Expiring 12/24/19	Citibank, N.A.	MXN	3,596	169,000	182,670	—	(13,670)
Expiring 04/30/20	Citibank, N.A.	MXN	298,979	14,344,000	14,892,553	—	(548,553)
Expiring 04/30/20	UBS AG	MXN	27,628	1,218,000	1,376,192	—	(158,192)
Expiring 10/30/20	Deutsche Bank AG	MXN	447,899	19,592,000	21,726,065	—	(2,134,065)
Expiring 01/29/21	Citibank, N.A.	MXN	121,902	5,800,000	5,837,010	—	(37,010)
New Taiwanese Dollar,
Expiring 06/19/19	Barclays Bank PLC	TWD	86,257	2,801,000	2,800,541	459	—
Expiring 06/19/19	Barclays Bank PLC	TWD	48,935	1,587,000	1,588,801	—	(1,801)
Expiring 06/19/19	Barclays Bank PLC	TWD	32,448	1,059,000	1,053,497	5,503	—
Expiring 06/19/19	BNP Paribas S.A.	TWD	23,754	773,000	771,242	1,758	—
Expiring 06/19/19	Citibank, N.A.	TWD	97,800	3,176,351	3,175,315	1,036	—
Expiring 06/19/19	HSBC Bank USA, N.A.	TWD	68,105	2,218,000	2,211,213	6,787	—
Expiring 06/19/19	HSBC Bank USA, N.A.	TWD	41,567	1,352,000	1,349,584	2,416	—

See Notes to Financial Statements.

84

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 06/19/19	HSBC Bank USA, N.A.	TWD	25,892	$844,000	$840,642	$3,358	$—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	68,331	2,223,350	2,218,546	4,804	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	50,347	1,635,700	1,634,635	1,065	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	46,580	1,520,000	1,512,348	7,652	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	41,035	1,336,000	1,332,311	3,689	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	26,800	872,000	870,116	1,884	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TWD	42,527	1,381,000	1,380,729	271	—
New Zealand Dollar,
Expiring 07/22/19	Bank of America, N.A.	NZD	5,009	3,389,222	3,350,595	38,627	—
Expiring 07/22/19	Bank of America, N.A.	NZD	1,622	1,092,000	1,085,216	6,784	—
Expiring 07/22/19	JPMorgan Chase Bank, N.A.	NZD	2,829	1,904,354	1,892,700	11,654	—
Expiring 07/22/19	JPMorgan Chase Bank, N.A.	NZD	2,373	1,586,962	1,587,275	—	(313)
Expiring 07/22/19	JPMorgan Chase Bank, N.A.	NZD	2,323	1,554,000	1,554,193	—	(193)
Norwegian Krone,
Expiring 07/19/19	BNP Paribas S.A.	NOK	6,733	779,000	782,883	—	(3,883)
Expiring 07/19/19	Citibank, N.A.	NOK	5,312	615,000	617,612	—	(2,612)
Expiring 07/19/19	Citibank, N.A.	NOK	4,061	474,000	472,223	1,777	—

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	85

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol,
Expiring 06/19/19	BNP Paribas S.A.	PEN	6,315	$1,906,994	$1,905,519	$1,475	$—
Expiring 06/19/19	BNP Paribas S.A.	PEN	2,598	783,600	784,093	—	(493)
Philippine Peso,
Expiring 06/19/19	Barclays Bank PLC	PHP	130,240	2,481,000	2,488,831	—	(7,831)
Expiring 06/19/19	Barclays Bank PLC	PHP	120,627	2,279,000	2,305,138	—	(26,138)
Expiring 06/19/19	Barclays Bank PLC	PHP	118,014	2,224,000	2,255,202	—	(31,202)
Expiring 06/19/19	Barclays Bank PLC	PHP	99,486	1,883,000	1,901,142	—	(18,142)
Expiring 06/19/19	Barclays Bank PLC	PHP	66,968	1,279,000	1,279,737	—	(737)
Expiring 06/19/19	Barclays Bank PLC	PHP	64,363	1,229,000	1,229,943	—	(943)
Expiring 06/19/19	Barclays Bank PLC	PHP	51,518	979,000	984,485	—	(5,485)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	125,842	2,365,000	2,404,778	—	(39,778)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	122,384	2,310,000	2,338,700	—	(28,700)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	105,791	2,022,000	2,021,620	380	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	105,255	1,988,000	2,011,370	—	(23,370)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	37,786	709,000	722,077	—	(13,077)
Polish Zloty,
Expiring 07/19/19	HSBC Bank USA, N.A.	PLN	3,623	944,000	950,264	—	(6,264)
Expiring 07/19/19	HSBC Bank USA, N.A.	PLN	3,033	794,000	795,605	—	(1,605)
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	PLN	23,738	6,295,658	6,226,708	68,950	—

See Notes to Financial Statements.

86

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	PLN	5,355	$1,394,000	$1,404,622	$—	$(10,622)
Russian Ruble,
Expiring 06/19/19	Barclays Bank PLC	RUB	74,996	1,137,000	1,151,511	—	(14,511)
Expiring 06/19/19	Barclays Bank PLC	RUB	19,616	297,864	301,188	—	(3,324)
Expiring 06/19/19	Citibank, N.A.	RUB	260,398	3,956,567	3,998,224	—	(41,657)
Expiring 06/19/19	Citibank, N.A.	RUB	58,943	895,194	905,031	—	(9,837)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	RUB	45,239	691,000	694,620	—	(3,620)
Expiring 08/29/19	Citibank, N.A.	RUB	60,612	927,000	921,931	5,069	—
Expiring 08/29/19	HSBC Bank USA, N.A.	RUB	97,919	1,487,000	1,489,386	—	(2,386)
Expiring 12/24/19	Barclays Bank PLC	RUB	114,712	1,758,315	1,718,675	39,640	—
Expiring 12/24/19	Goldman Sachs International	RUB	207,704	3,385,000	3,111,910	273,090	—
Expiring 12/24/19	JPMorgan Chase Bank, N.A.	RUB	59,887	804,126	897,259	—	(93,133)
Expiring 03/31/20	Citibank, N.A.	RUB	305,303	4,444,000	4,518,041	—	(74,041)
Expiring 03/31/20	JPMorgan Chase Bank, N.A.	RUB	311,865	4,119,743	4,615,146	—	(495,403)
Expiring 12/23/20	BNP Paribas S.A.	RUB	1,267,728	17,197,000	18,130,803	—	(933,803)
Saudi Arabian Riyal,
Expiring 11/12/19	Morgan Stanley & Co. International PLC	SAR	113,400	30,000,000	30,225,387	—	(225,387)

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	87

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar,
Expiring 05/10/19	Bank of America, N.A.	SGD	1,158	$857,000	$851,820	$5,180	$—
Expiring 05/10/19	Barclays Bank PLC	SGD	3,055	2,255,000	2,246,328	8,672	—
Expiring 05/10/19	Barclays Bank PLC	SGD	3,017	2,239,000	2,218,782	20,218	—
Expiring 05/10/19	Barclays Bank PLC	SGD	2,021	1,493,000	1,486,160	6,840	—
Expiring 05/10/19	Barclays Bank PLC	SGD	1,388	1,024,000	1,020,800	3,200	—
Expiring 05/10/19	Barclays Bank PLC	SGD	682	506,000	501,795	4,205	—
Expiring 05/10/19	Goldman Sachs International	SGD	1,385	1,020,000	1,018,513	1,487	—
Expiring 05/10/19	Goldman Sachs International	SGD	1,365	1,007,000	1,003,421	3,579	—
Expiring 05/10/19	Goldman Sachs International	SGD	713	527,000	524,139	2,861	—
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	SGD	3,770	2,797,000	2,772,152	24,848	—
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	SGD	1,503	1,111,000	1,104,991	6,009	—
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	SGD	1,259	930,000	925,559	4,441	—
Expiring 05/10/19	UBS AG	SGD	1,711	1,264,000	1,258,274	5,726	—
Expiring 05/10/19	UBS AG	SGD	1,348	994,000	991,127	2,873	—
South African Rand,
Expiring 06/13/19	Barclays Bank PLC	ZAR	11,821	841,000	822,052	18,948	—
Expiring 06/13/19	Citibank, N.A.	ZAR	108,434	7,523,611	7,540,764	—	(17,153)
Expiring 06/13/19	Citibank, N.A.	ZAR	10,516	730,000	731,317	—	(1,317)
Expiring 06/13/19	Goldman Sachs International	ZAR	108,434	7,576,654	7,540,764	35,890	—

See Notes to Financial Statements.

88

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ZAR	23,332	$1,583,954	$1,622,550	$—	$(38,596)
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ZAR	22,758	1,589,689	1,582,650	7,039	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ZAR	15,024	1,044,300	1,044,785	—	(485)
Expiring 06/13/19	Morgan Stanley & Co. International PLC	ZAR	8,983	620,000	624,682	—	(4,682)
Expiring 12/30/19	Goldman Sachs International	ZAR	36,889	2,328,000	2,503,206	—	(175,206)
Expiring 12/30/19	JPMorgan Chase Bank, N.A.	ZAR	15,685	1,039,428	1,064,350	—	(24,922)
Expiring 03/31/20	Barclays Bank PLC	ZAR	25,650	1,706,000	1,720,497	—	(14,497)
Expiring 03/31/20	Goldman Sachs International	ZAR	25,843	1,633,000	1,733,467	—	(100,467)
Expiring 03/31/20	JPMorgan Chase Bank, N.A.	ZAR	57,893	3,787,558	3,883,257	—	(95,699)
Expiring 07/29/20	BNP Paribas S.A.	ZAR	134,737	8,256,000	8,893,240	—	(637,240)
Expiring 09/30/20	Goldman Sachs International	ZAR	26,420	1,651,000	1,729,073	—	(78,073)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	ZAR	79,569	5,129,000	5,124,033	4,967	—
South Korean Won,
Expiring 06/19/19	Barclays Bank PLC	KRW	845,165	748,000	724,833	23,167	—
Expiring 06/19/19	Citibank, N.A.	KRW	952,096	841,000	816,540	24,460	—

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	89

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 06/19/19	Goldman Sachs International	KRW	872,862	$772,000	$748,586	$23,414	$—
Expiring 06/19/19	Goldman Sachs International	KRW	803,368	709,000	688,987	20,013	—
Expiring 06/19/19	HSBC Bank USA, N.A.	KRW	1,106,092	956,000	948,610	7,390	—
Expiring 06/19/19	HSBC Bank USA, N.A.	KRW	671,603	596,000	575,982	20,018	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	6,353,440	5,602,335	5,448,857	153,478	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	3,401,433	2,919,760	2,917,147	2,613	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	1,513,822	1,336,000	1,298,288	37,712	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	1,362,173	1,170,000	1,168,231	1,769	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	KRW	1,595,810	1,406,000	1,368,604	37,396	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	KRW	1,232,463	1,090,000	1,056,989	33,011	—
Expiring 12/24/19	Goldman Sachs International	KRW	130,134	123,000	112,381	10,619	—
Swedish Krona,
Expiring 07/19/19	Citibank, N.A.	SEK	15,236	1,635,000	1,614,674	20,326	—
Expiring 07/19/19	Citibank, N.A.	SEK	8,892	941,000	942,339	—	(1,339)
Expiring 07/19/19	Citibank, N.A.	SEK	8,716	934,000	923,712	10,288	—
Expiring 07/19/19	Citibank, N.A.	SEK	7,366	781,000	780,617	383	—

See Notes to Financial Statements.

90

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc,
Expiring 07/19/19	Bank of America, N.A.	CHF	1,302	$1,310,000	$1,287,687	$22,313	$—
Expiring 07/19/19	Bank of America, N.A.	CHF	1,074	1,062,000	1,062,651	—	(651)
Expiring 07/19/19	Bank of America, N.A.	CHF	712	712,000	704,704	7,296	—
Expiring 07/19/19	Barclays Bank PLC	CHF	1,204	1,188,000	1,190,485	—	(2,485)
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	CHF	15,934	16,058,834	15,760,530	298,304	—
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	CHF	1,013	1,008,000	1,002,301	5,699	—
Expiring 07/19/19	Morgan Stanley & Co. International PLC	CHF	1,662	1,643,000	1,643,782	—	(782)
Expiring 07/19/19	Morgan Stanley & Co. International PLC	CHF	931	920,000	921,082	—	(1,082)
Expiring 07/19/19	The Toronto-Dominion Bank	CHF	2,416	2,421,000	2,389,479	31,521	—
Thai Baht,
Expiring 05/10/19	Barclays Bank PLC	THB	26,480	827,000	829,614	—	(2,614)
Expiring 05/10/19	BNP Paribas S.A.	THB	41,195	1,302,000	1,290,636	11,364	—
Expiring 05/10/19	BNP Paribas S.A.	THB	35,298	1,114,000	1,105,899	8,101	—
Expiring 05/10/19	Citibank, N.A.	THB	231,593	7,389,000	7,255,866	133,134	—
Expiring 05/10/19	Citibank, N.A.	THB	199,727	6,348,000	6,257,489	90,511	—
Expiring 05/10/19	Citibank, N.A.	THB	88,842	2,834,600	2,783,425	51,175	—
Expiring 05/10/19	Citibank, N.A.	THB	58,962	1,866,000	1,847,287	18,713	—
Expiring 05/10/19	Citibank, N.A.	THB	53,525	1,706,149	1,676,958	29,191	—

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	91

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 05/10/19	Citibank, N.A.	THB	45,998	$1,466,319	$1,441,140	$25,179	$—
Expiring 05/10/19	Citibank, N.A.	THB	35,224	1,112,000	1,103,566	8,434	—
Expiring 05/10/19	Citibank, N.A.	THB	29,694	935,000	930,325	4,675	—
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	THB	53,098	1,701,978	1,663,580	38,398	—
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	THB	50,814	1,587,030	1,592,027	—	(4,997)
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	THB	28,634	916,449	897,123	19,326	—
Expiring 05/10/19	Morgan Stanley & Co. International PLC	THB	37,717	1,187,000	1,181,678	5,322	—
Turkish Lira,
Expiring 06/13/19	BNP Paribas S.A.	TRY	10,531	1,781,000	1,717,148	63,852	—
Expiring 06/13/19	Citibank, N.A.	TRY	7,301	1,245,000	1,190,499	54,501	—
Expiring 06/13/19	Citibank, N.A.	TRY	3,316	561,626	540,767	20,859	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	14,235	2,476,350	2,321,146	155,204	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	12,381	2,101,300	2,018,838	82,462	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	11,686	1,972,000	1,905,503	66,497	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	9,489	1,543,171	1,547,305	—	(4,134)
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	8,705	1,453,000	1,419,435	33,565	—

See Notes to Financial Statements.

92

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	8,603	$1,426,000	$1,402,732	$23,268	$—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	8,459	1,419,000	1,379,323	39,677	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	7,963	1,319,000	1,298,435	20,565	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	3,014	498,000	491,539	6,461	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	2,934	480,000	478,394	1,606	—
Expiring 06/13/19	Morgan Stanley & Co. International PLC	TRY	4,489	783,000	731,899	51,101	—
Expiring 12/24/19	BNP Paribas S.A.	TRY	23,277	5,000,000	3,356,678	1,643,322	—
Expiring 12/24/19	JPMorgan Chase Bank, N.A.	TRY	31,803	5,614,016	4,586,332	1,027,684	—
Expiring 01/31/20	JPMorgan Chase Bank, N.A.	TRY	41,748	7,293,523	5,882,710	1,410,813	—
Expiring 04/30/20	Citibank, N.A.	TRY	36,508	4,824,900	4,871,370	—	(46,470)
Expiring 04/30/20	Citibank, N.A.	TRY	14,821	2,294,125	1,977,657	316,468	—
Expiring 04/30/20	Citibank, N.A.	TRY	5,288	736,000	705,622	30,378	—
Expiring 04/30/20	Goldman Sachs International	TRY	53,577	9,291,000	7,148,954	2,142,046	—
Expiring 04/30/20	JPMorgan Chase Bank, N.A.	TRY	10,122	1,566,000	1,350,648	215,352	—
Expiring 06/30/20	Citibank, N.A.	TRY	16,668	1,734,392	2,148,420	—	(414,028)

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	93

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 06/30/20	Citibank, N.A.	TRY	10,788	$1,120,000	$1,390,539	$—	$(270,539)
Expiring 06/30/20	JPMorgan Chase Bank, N.A.	TRY	15,609	2,128,000	2,011,973	116,027	—
Expiring 06/30/20	Morgan Stanley & Co. International PLC	TRY	72,659	11,029,000	9,365,659	1,663,341	—
Expiring 10/30/20	Deutsche Bank AG	TRY	6,298	829,000	760,118	68,882	—
Expiring 02/26/21	Citibank, N.A.	TRY	28,332	3,483,000	3,219,637	263,363	—
Expiring 02/26/21	Citibank, N.A.	TRY	15,186	1,803,614	1,725,751	77,863	—
Expiring 02/26/21	JPMorgan Chase Bank, N.A.	TRY	19,750	2,372,386	2,244,358	128,028	—
Expiring 02/26/21	Morgan Stanley & Co. International PLC	TRY	67,636	9,365,000	7,685,990	1,679,010	—

				$1,148,604,551	$1,136,740,429	22,139,010	(10,274,888)

						$34,576,578	$(24,907,573)

Cross currency exchange contracts outstanding at April 30, 2019:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
07/19/19	Buy	SEK	32,453	EUR	3,108	$—	$(70,856)	Citibank, N.A.
07/19/19	Buy	NOK	29,908	EUR	3,108	—	(32,795)	Citibank, N.A.
12/30/19	Buy	EUR	3,269	ZAR	56,766	—	(109,993)	Deutsche Bank AG
12/30/19	Buy	ZAR	33,780	EUR	2,038	—	(40,679)	Morgan Stanley & Co. International PLC
01/31/20	Buy	AUD	6,894	JPY	536,215	—	(28,414)	Deutsche Bank AG
01/31/20	Buy	TRY	59,401	EUR	8,169	—	(1,005,653)	Goldman Sachs International
01/31/20	Buy	EUR	3,871	TRY	23,609	1,116,097	—	Goldman Sachs International
02/28/20	Buy	JPY	1,376,795	AUD	18,272	—	(315,033)	Deutsche Bank AG

See Notes to Financial Statements.

94

Cross currency exchange contracts outstanding at April 30, 2019 (continued):

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
03/31/20	Buy	ZAR	153,638	EUR	8,269	$770,671	$—	Morgan Stanley & Co. International PLC
03/31/20	Buy	EUR	7,965	ZAR	134,569	157,899	—	Morgan Stanley & Co. International PLC
04/30/20	Buy	TRY	102,842	EUR	11,170	812,622	—	BNP Paribas S.A.
04/30/20	Buy	EUR	10,404	TRY	78,477	1,553,155	—	Goldman Sachs International
07/29/20	Buy	EUR	12,064	TRY	116,743	—	(776,896)	BNP Paribas S.A.
07/29/20	Buy	TRY	85,432	EUR	7,021	2,670,636	—	Morgan Stanley & Co. International PLC
08/31/20	Buy	ZAR	40,549	EUR	2,298	—	(14,571)	Goldman Sachs International
08/31/20	Buy	EUR	4,722	ZAR	91,087	—	(480,321)	Morgan Stanley & Co. International PLC
11/27/20	Buy	AUD	5,929	JPY	441,711	88,396	—	Morgan Stanley & Co. International PLC
11/30/20	Buy	JPY	1,016,141	AUD	12,805	394,039	—	Morgan Stanley & Co. International PLC
12/23/20	Buy	EUR	572	ZAR	10,356	2,071	—	Goldman Sachs International
12/30/20	Buy	JPY	154,422	AUD	2,095	—	(44,094)	Deutsche Bank AG
10/31/23	Buy	JPY	648,099	AUD	9,489	—	(247,025)	Morgan Stanley & Co. International PLC

						$7,565,586	$(3,166,330)

Credit default swap agreements outstanding at April 30, 2019:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)*:
Federation of Malaysia (D01)	06/20/23	1.000%(Q)	3,750	0.527%	$74,500	$(3,646)	$78,146	Barclays Bank PLC
People’s Republic of China (D01)	06/20/23	1.000%(Q)	13,750	0.389%	349,031	(13,368)	362,399	Barclays Bank PLC
Republic of Argentina (D01)	06/20/23	1.000%(Q)	3,750	12.653%	(1,217,361)	(3,646)	(1,213,715)	Barclays Bank PLC
Republic of Brazil (D01)	06/20/23	1.000%(Q)	18,750	1.411%	(275,974)	(18,229)	(257,745)	Barclays Bank PLC

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	95

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)*(cont’d.):
Republic of Chile (D01)	06/20/23	1.000%(Q)	3,750	0.266%	$113,654	$(3,646)	$117,300	Barclays Bank PLC
Republic of Colombia (D01)	06/20/23	1.000%(Q)	5,000	0.731%	58,738	(4,861)	63,599	Barclays Bank PLC
Republic of Indonesia (D01)	06/20/23	1.000%(Q)	5,000	0.936%	18,406	(4,861)	23,267	Barclays Bank PLC
Republic of Lebanon (D01)	06/20/23	1.000%(Q)	3,750	8.057%	(849,704)	(3,646)	(846,058)	Barclays Bank PLC
Republic of Panama (D01)	06/20/23	1.000%(Q)	3,750	0.445%	86,826	(3,646)	90,472	Barclays Bank PLC
Republic of Peru (D01)	06/20/23	1.000%(Q)	3,750	0.399%	93,676	(3,646)	97,322	Barclays Bank PLC
Republic of Philippines (D01)	06/20/23	1.000%(Q)	3,750	0.492%	79,659	(3,646)	83,305	Barclays Bank PLC
Republic of South Africa (D01)	06/20/23	1.000%(Q)	11,250	1.574%	(235,933)	(10,938)	(224,995)	Barclays Bank PLC
Republic of Turkey (D01)	06/20/23	1.000%(Q)	17,500	4.379%	(2,083,157)	(17,014)	(2,066,143)	Barclays Bank PLC
Russian Federation (D01)	06/20/23	1.000%(Q)	11,250	1.050%	(8,794)	(10,938)	2,144	Barclays Bank PLC
United Mexican States (D01)	06/20/23	1.000%(Q)	16,250	0.879%	95,933	(15,799)	111,732	Barclays Bank PLC
Federation of Malaysia (D02)	06/20/23	1.000%(Q)	3,000	0.527%	59,600	(5,167)	64,767	Citibank, N.A.
People’s Republic of China (D02)	06/20/23	1.000%(Q)	11,000	0.389%	279,225	(18,944)	298,169	Citibank, N.A.
Republic of Argentina (D02)	06/20/23	1.000%(Q)	3,000	12.653%	(973,889)	(5,167)	(968,722)	Citibank, N.A.
Republic of Brazil (D02)	06/20/23	1.000%(Q)	15,000	1.411%	(220,779)	(25,833)	(194,946)	Citibank, N.A.

See Notes to Financial Statements.

96

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)*(cont’d.):
Republic of Chile (D02)	06/20/23	1.000%(Q)	3,000	0.266%	$90,923	$(5,167)	$96,090	Citibank, N.A.
Republic of Colombia (D02)	06/20/23	1.000%(Q)	4,000	0.731%	46,991	(6,889)	53,880	Citibank, N.A.
Republic of Indonesia (D02)	06/20/23	1.000%(Q)	4,000	0.936%	14,725	(6,889)	21,614	Citibank, N.A.
Republic of Lebanon (D02)	06/20/23	1.000%(Q)	3,000	8.057%	(679,763)	(5,167)	(674,596)	Citibank, N.A.
Republic of Panama (D02)	06/20/23	1.000%(Q)	3,000	0.445%	69,460	(5,167)	74,627	Citibank, N.A.
Republic of Peru (D02)	06/20/23	1.000%(Q)	3,000	0.399%	74,941	(5,167)	80,108	Citibank, N.A.
Republic of Philippines (D02)	06/20/23	1.000%(Q)	3,000	0.492%	63,727	(5,167)	68,894	Citibank, N.A.
Republic of South Africa (D02)	06/20/23	1.000%(Q)	9,000	1.574%	(188,746)	(15,500)	(173,246)	Citibank, N.A.
Republic of Turkey (D02)	06/20/23	1.000%(Q)	14,000	4.379%	(1,666,526)	(24,111)	(1,642,415)	Citibank, N.A.
Russian Federation (D02)	06/20/23	1.000%(Q)	9,000	1.050%	(7,035)	(15,500)	8,465	Citibank, N.A.
United Mexican States (D02)	06/20/23	1.000%(Q)	13,000	0.879%	76,746	(22,389)	99,135	Citibank, N.A.
Federation of Malaysia (D03)	12/20/23	1.000%(Q)	1,350	0.614%	24,471	(2,588)	27,059	Citibank, N.A.
People’s Republic of China (D03)	12/20/23	1.000%(Q)	4,500	0.460%	112,267	(8,625)	120,892	Citibank, N.A.
Republic of Argentina (D03)	12/20/23	1.000%(Q)	1,350	12.402%	(463,667)	(2,588)	(461,079)	Citibank, N.A.
Republic of Brazil (D03)	12/20/23	1.000%(Q)	6,750	1.583%	(160,713)	(12,938)	(147,775)	Citibank, N.A.

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	97

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)*(cont’d.):
Republic of Chile (D03)	12/20/23	1.000%(Q)	1,350	0.334%	$41,297	$(2,588)	$43,885	Citibank, N.A.
Republic of Colombia (D03)	12/20/23	1.000%(Q)	1,800	0.867%	12,568	(3,450)	16,018	Citibank, N.A.
Republic of Indonesia (D03)	12/20/23	1.000%(Q)	1,800	1.075%	(3,753)	(3,450)	(303)	Citibank, N.A.
Republic of Lebanon (D03)	12/20/23	1.000%(Q)	1,350	8.019%	(331,209)	(2,588)	(328,621)	Citibank, N.A.
Republic of Panama (D03)	12/20/23	1.000%(Q)	1,350	0.541%	28,857	(2,588)	31,445	Citibank, N.A.
Republic of Peru (D03)	12/20/23	1.000%(Q)	1,350	0.491%	31,850	(2,588)	34,438	Citibank, N.A.
Republic of Philippines (D03)	12/20/23	1.000%(Q)	1,350	0.572%	27,003	(2,588)	29,591	Citibank, N.A.
Republic of South Africa (D03)	12/20/23	1.000%(Q)	4,050	1.728%	(121,282)	(7,763)	(113,519)	Citibank, N.A.
Republic of Turkey (D03)	12/20/23	1.000%(Q)	6,750	4.448%	(901,889)	(12,938)	(888,951)	Citibank, N.A.
Russian Federation (D03)	12/20/23	1.000%(Q)	4,050	1.153%	(22,162)	(7,763)	(14,399)	Citibank, N.A.
United Mexican States (D03)	12/20/23	1.000%(Q)	5,850	1.016%	2,689	(11,213)	13,902	Citibank, N.A.
Federation of Malaysia (D04)	12/20/23	1.000%(Q)	3,000	0.614%	54,380	(5,750)	60,130	Barclays Bank PLC
People’s Republic of China (D04)	12/20/23	1.000%(Q)	10,000	0.460%	249,483	(19,167)	268,650	Barclays Bank PLC
Republic of Argentina (D04)	12/20/23	1.000%(Q)	3,000	12.402%	(1,030,372)	(5,750)	(1,024,622)	Barclays Bank PLC
Republic of Brazil (D04)	12/20/23	1.000%(Q)	15,000	1.583%	(357,139)	(28,750)	(328,389)	Barclays Bank PLC

See Notes to Financial Statements.

98

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)*(cont’d.):
Republic of Chile (D04)	12/20/23	1.000%(Q)	3,000	0.334%	$91,770	$(5,750)	$97,520	Barclays Bank PLC
Republic of Colombia (D04)	12/20/23	1.000%(Q)	4,000	0.867%	27,929	(7,667)	35,596	Barclays Bank PLC
Republic of Indonesia (D04)	12/20/23	1.000%(Q)	4,000	1.075%	(8,340)	(7,667)	(673)	Barclays Bank PLC
Republic of Lebanon (D04)	12/20/23	1.000%(Q)	3,000	8.019%	(736,019)	(5,750)	(730,269)	Barclays Bank PLC
Republic of Panama (D04)	12/20/23	1.000%(Q)	3,000	0.541%	64,126	(5,750)	69,876	Barclays Bank PLC
Republic of Peru (D04)	12/20/23	1.000%(Q)	3,000	0.491%	70,778	(5,750)	76,528	Barclays Bank PLC
Republic of Philippines (D04)	12/20/23	1.000%(Q)	3,000	0.572%	60,007	(5,750)	65,757	Barclays Bank PLC
Republic of South Africa (D04)	12/20/23	1.000%(Q)	9,000	1.728%	(269,516)	(17,250)	(252,266)	Barclays Bank PLC
Republic of Turkey (D04)	12/20/23	1.000%(Q)	15,000	4.448%	(2,004,197)	(28,750)	(1,975,447)	Barclays Bank PLC
Russian Federation (D04)	12/20/23	1.000%(Q)	9,000	1.153%	(49,249)	(17,250)	(31,999)	Barclays Bank PLC
United Mexican States (D04)	12/20/23	1.000%(Q)	13,000	1.016%	5,976	(24,917)	30,893	Barclays Bank PLC

					$(12,214,956)	$(571,678)	$(11,643,278)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices—Buy Protection(1)*:
CDX.EM.29.V1 (D01)	06/20/23	1.000%(Q)	125,000	$3,453,052	$(35,417)	$3,488,469	Barclays Bank PLC
CDX.EM.29.V1 (D02)	06/20/23	1.000%(Q)	100,000	2,762,442	2,222	2,760,220	Citibank, N.A.

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	99

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices—Buy Protection(1)*(cont’d.):
CDX.EM.30.V1 (D03)	12/20/23	1.000%(Q)	45,000	$1,627,972	$9,750	$1,618,222	Citibank, N.A.
CDX.EM.30.V1 (D04)	12/20/23	1.000%(Q)	100,000	3,617,717	71,667	3,546,050	Barclays Bank PLC

				$11,461,183	$48,222	$11,412,961

*

The Fund entered into multiple credit default swap agreements in a package trade consisting of two parts. The Fund bought protection on an Emerging Market CDX Index and sold protection on the countries which comprise the Index. The up-front premium is attached to the index of the trade. Each swap is priced individually. If the packaged deal is closed out early, all of the component swaps terminate. Individual packages in the tables above are denoted by the corresponding footnotes (D01-D04).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1):
Hellenic Republic	12/20/19	1.000%(Q)	20,000	$(72,999)	$92,819	$(165,818)	Bank of America, N.A.
Hellenic Republic	06/20/23	1.000%(Q)	1,000	55,700	94,493	(38,793)	Bank of America, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	4,400	(130,186)	(108,878)	(21,308)	Bank of America, N.A.
Republic of Italy	06/20/19	1.000%(Q)	5,360	(12,798)	(3,816)	(8,982)	Deutsche Bank AG
Republic of Italy	06/20/23	1.000%(Q)	10,000	(24,568)	223,706	(248,274)	Bank of America, N.A.
Republic of Italy	06/20/23	1.000%(Q)	4,000	(9,827)	61,473	(71,300)	Bank of America, N.A.
Republic of Italy	06/20/28	1.000%(Q)	4,455	405,774	451,501	(45,727)	Goldman Sachs International
United Mexican States	06/20/23	1.000%(Q)	1,400	(8,265)	8,710	(16,975)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	1,385	(8,176)	21,836	(30,012)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	460	(2,716)	8,122	(10,838)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	460	(2,716)	7,457	(10,173)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	455	(2,686)	2,663	(5,349)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	240	(1,417)	1,492	(2,909)	Citibank, N.A.

				$185,120	$861,578	$(676,458)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2):
Hellenic Republic	06/20/23	1.000%(Q)	1,000	2.808%	$(66,556)	$(106,874)	$40,318	Bank of America, N.A.

See Notes to Financial Statements.

100

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)(cont’d.):
Hellenic Republic	12/20/23	1.000%(Q)	10,000	3.020%	$(820,806)	$(1,254,462)	$433,656	Bank of America, N.A.
Hellenic Republic	06/20/24	1.000%(Q)	1,000	3.188%	(96,850)	(216,250)	119,400	Barclays Bank PLC
Hellenic Republic	12/20/25	1.000%(Q)	10,000	3.573%	(1,390,292)	(1,810,076)	419,784	Bank of America, N.A.
Hellenic Republic	12/20/25	1.000%(Q)	3,700	3.573%	(514,408)	(669,968)	155,560	Bank of America, N.A.
Kingdom of Spain	06/20/19	1.000%(Q)	10,000	0.087%	24,511	82,236	(57,725)	Goldman Sachs International
Kingdom of Spain	06/20/19	1.000%(Q)	4,900	0.087%	12,010	15,969	(3,959)	Morgan Stanley & Co. International PLC
Kingdom of Spain	06/20/23	1.000%(Q)	4,400	0.456%	99,516	66,653	32,863	Bank of America, N.A.
Kingdom of Spain	12/20/28	1.000%(Q)	9,583	0.889%	99,092	(61,857)	160,949	Bank of America, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	9,450	2.201%	(421,101)	(1,224,841)	803,740	BNP Paribas S.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	1,165	2.201%	(51,913)	(64,405)	12,492	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	1,155	2.201%	(51,468)	(76,647)	25,179	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	385	2.201%	(17,156)	(26,182)	9,026	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	385	2.201%	(17,156)	(25,708)	8,552	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	380	2.201%	(16,933)	(21,107)	4,174	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	195	2.201%	(8,689)	(10,774)	2,085	Citibank, N.A.
Republic of Brazil	09/20/19	1.000%(Q)	6,370	0.570%	18,191	14,895	3,296	HSBC Bank USA, N.A.
Republic of Indonesia	09/20/20	1.000%(Q)	8,000	0.270%	89,944	(322,295)	412,239	Barclays Bank PLC
Republic of Indonesia	06/20/21	1.000%(Q)	2,100	0.377%	29,885	(83,337)	113,222	JPMorgan Chase Bank, N.A.
Republic of Italy	06/20/20	1.000%(Q)	11,530	0.525%	75,516	(166,111)	241,627	Bank of America, N.A.

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	101

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)(cont’d.):
Republic of Italy	06/20/21	1.000%(Q)	7,090	1.010%	$6,808	$(146,421)	$153,229	Goldman Sachs International
Republic of Italy	12/20/21	1.000%(Q)	5,360	1.238%	(26,197)	(199,150)	172,953	Bank of America, N.A.
Republic of Italy	06/20/23	1.000%(Q)	10,000	1.675%	(246,463)	(601,778)	355,315	Bank of America, N.A.
Republic of Italy	06/20/23	1.000%(Q)	4,000	1.675%	(98,585)	(210,871)	112,286	Bank of America, N.A.
Republic of Italy	06/20/23	1.000%(Q)	7,070	1.675%	(174,249)	(334,487)	160,238	Goldman Sachs International
Republic of Portugal	12/20/23	1.000%(Q)	990	0.601%	18,452	459	17,993	JPMorgan Chase Bank, N.A.
Republic of Portugal	12/20/23	1.000%(Q)	2,070	0.601%	38,582	—	38,582	Morgan Stanley & Co. International PLC
Republic of Serbia	06/20/21	1.000%(Q)	5,000	0.472%	61,238	74,309	(13,071)	BNP Paribas S.A.
United Mexican States	12/20/20	1.000%(Q)	7,000	0.465%	68,817	(123,939)	192,756	Goldman Sachs International

					$(3,376,260)	$(7,503,019)	$4,126,759

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices—Buy Protection(1):
CDX.NA.IG.31.V1	12/20/28	1.000%(Q)	107,375	$1,357,941	$(139,289)	$(1,497,230)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices—Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%(M)	10,000	*	$184,836	$113,221	$71,615	Deutsche Bank AG
CMBX.NA.6.AA	05/11/63	1.500%(M)	8,000	*	147,869	(489,693)	637,562	Credit Suisse International

See Notes to Financial Statements.

102

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices—Sell Protection(2) (cont’d.):
CMBX.NA.6.AA	05/11/63	1.500%(M)	7,000	*	$129,385	$92,983	$36,402	Credit Suisse International
CMBX.NA.6.AA	05/11/63	1.500%(M)	2,000	*	36,967	(66,951)	103,918	JPMorgan Securities LLC

					$499,057	$(350,440)	$849,497

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	103

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at April 30, 2019:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciation (Depreciation)
	Centrally Cleared Interest Rate Swap Agreements:
BRL	16,515	01/04/27	12.095%(T)	1 Day BROIS(2)(T)	$—	$1,394,859	$1,394,859
EUR	5,735	05/11/19	(0.144)%(A)	6 Month EURIBOR(1)(S)	(8,233)	887	9,120
EUR	79,640	05/11/20	(0.054)%(A)	6 Month EURIBOR(1)(S)	(190,611)	(226,913)	(36,302)
EUR	17,665	05/11/21	0.100%(A)	6 Month EURIBOR(1)(S)	(92,520)	(161,506)	(68,986)
EUR	20,545	05/11/22	0.156%(A)	6 Month EURIBOR(1)(S)	43,877	(263,536)	(307,413)
EUR	53,410	05/11/23	0.650%(A)	6 Month EURIBOR(1)(S)	(1,175,307)	(2,156,199)	(980,892)
EUR	13,415	05/11/24	0.396%(A)	6 Month EURIBOR(1)(S)	(42,304)	(350,607)	(308,303)
EUR	12,042	02/15/28	0.758%(A)	6 Month EURIBOR(2)(S)	103,694	444,364	340,670
EUR	6,595	05/11/33	1.000%(A)	6 Month EURIBOR(1)(S)	395,138	(279,942)	(675,080)
EUR	3,985	05/11/37	1.253%(A)	6 Month EURIBOR(1)(S)	139,351	(276,130)	(415,481)
EUR	18,530	10/25/37	2.085%(A)	3 Month EURIBOR(2)(Q)	—	997,107	997,107
EUR	18,530	10/25/37	2.114%(A)	6 Month EURIBOR(1)(S)	—	(1,052,178)	(1,052,178)
EUR	2,955	05/11/42	1.350%(A)	6 Month EURIBOR(1)(S)	109,595	(246,999)	(356,594)
EUR	475	05/11/43	1.350%(A)	6 Month EURIBOR(1)(S)	4,934	(39,806)	(44,740)
EUR	11,050	03/19/48	1.650%(A)	3 Month EURIBOR(2)(Q)	—	327,328	327,328
EUR	11,050	03/19/48	1.658%(A)	6 Month EURIBOR(1)(S)	—	(323,605)	(323,605)
GBP	3,280	05/08/21	0.716%(S)	6 Month GBP LIBOR(1)(S)	39,091	34,601	(4,490)

See Notes to Financial Statements.

104

Interest rate swap agreements outstanding at April 30, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciation (Depreciation)
	Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	17,215,740	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	$—	$(70,475)	$(70,475)
JPY	6,999,790	01/29/21	(0.014)%(S)	6 Month JPY LIBOR(1)(S)	—	(5,844)	(5,844)
	762,460	05/11/19	1.613%(S)	3 Month LIBOR(1)(Q)	732,490	(990,993)	(1,723,483)
	238,735	02/05/20	2.350%(S)	3 Month LIBOR(1)(Q)	50,769	627,111	576,342
	94,300	03/12/20	2.405%(T)	1 Day USOIS(2)(T)	362	72,398	72,036
	220,620	04/25/20	2.328%(T)	1 Day USOIS(2)(T)	(3,575)	87,989	91,564
	2,337,600	05/11/20	1.763%(S)	3 Month LIBOR(1)(Q)	41,405,090	12,684,679	(28,720,411)
	149,610	01/10/21	2.408%(A)	1 Day USOIS(1)(A)	(4,614)	(582,979)	(578,365)
	16,120	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(142,754)	(142,754)
	11,430	08/31/22	2.550%(A)	1 Day USOIS(1)(A)	2,236	(197,553)	(199,789)
	10,635	08/31/22	2.552%(A)	1 Day USOIS(1)(A)	—	(184,671)	(184,671)
	93,165	05/11/24	2.139%(S)	3 Month LIBOR(1)(Q)	745,689	424,201	(321,488)
	28,490	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	262,079	262,079
	291,235	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	1,162,401	2,653,826	1,491,425
	89,045	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	307,192	785,623	478,431
	36,550	09/09/24	2.558%(S)	3 Month LIBOR(1)(Q)	(584,658)	(407,743)	176,915
	99,875	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	263,894	(485,097)	(748,991)
	4,300	02/23/25	2.232%(S)	3 Month LIBOR(1)(Q)	181	31,016	30,835
	44,450	02/25/25	2.208%(S)	3 Month LIBOR(1)(Q)	454	379,128	378,674
	18,415	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	15,095	(372,814)	(387,909)
	16,810	02/28/25	3.019%(S)	3 Month LIBOR(1)(Q)	—	(625,342)	(625,342)

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	105

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Interest rate swap agreements outstanding at April 30, 2019 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
3,370	05/11/25	1.900%(S)	3 Month LIBOR(1)(Q)	$191,039	$75,959	$(115,080)
330,667	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(228,936)	(14,734,542)	(14,505,606)
188,411	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	132,018	(9,678,511)	(9,810,529)
8,715	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	—	70,871	70,871
16,820	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	24,287	(167,236)	(191,523)
14,145	03/12/26	2.290%(A)	1 Day USOIS(1)(A)	252	(150,426)	(150,678)
9,975	04/28/26	1.809%(S)	3 Month LIBOR(1)(Q)	136	373,635	373,499
52,572	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	667,355	1,311,158	643,803
53,535	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	38,164	1,036,265	998,101
12,575	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	181,882	181,882
23,100	02/15/27	2.068%(A)	1 Day USOIS(1)(A)	(15,257)	158,088	173,345
11,080	05/08/27	2.309%(S)	3 Month LIBOR(1)(Q)	—	39,138	39,138
9,360	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	268,229	268,229
8,955	05/11/28	2.000%(S)	3 Month LIBOR(1)(Q)	822,659	303,843	(518,816)
305,886	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(3,762,047)	(9,772,984)	(6,010,937)
104,670	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(333,232)	(3,250,061)	(2,916,829)
72,765	05/11/29	2.000%(S)	3 Month LIBOR(1)(Q)	3,282,650	2,951,290	(331,360)
7,770	10/16/33	2.890%(S)	3 Month LIBOR(2)(Q)	—	80,553	80,553
6,900	08/21/44	3.190%(S)	3 Month LIBOR(1)(Q)	(476,936)	(653,613)	(176,677)
3,755	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	218	814,291	814,073
12,540	05/11/48	2.300%(S)	3 Month LIBOR(1)(Q)	2,334,356	985,161	(1,349,195)

See Notes to Financial Statements.

106

Interest rate swap agreements outstanding at April 30, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciation (Depreciation)
	Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	27,250	05/11/49	2.300%(S)	3 Month LIBOR(1)(Q)	$3,114,851	$2,192,007	$(922,844)
ZAR	34,562	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	(6,666)	32,925	39,591

					$49,204,622	$(15,768,568)	$(64,973,190)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreement:
10,720	02/22/49	2.311%(S)	1 Week MUNIPSA(1)(Q)	$(250,397)	$—	$(250,397)	JPMorgan Chase Bank, N.A.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at April 30, 2019:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
IOS. FN30.450.10 Index(M)	1 Month LIBOR(M)	Credit Suisse International	1/12/41	7,280	$13,351	$(22,297)	$35,648

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$1,518,636	$(9,056,270)	$19,417,235	$(15,562,503)

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	107

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets Inc.	$73,807,000	$20,125,215

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$15,462,163	$—
Collateralized Loan Obligations	—	627,872,363	—
Consumer Loans	—	48,919,471	—
Home Equity Loans	—	44,770,225	—
Other	—	3,215,294	—
Residential Mortgage-Backed Securities	—	104,282,592	19,250,953
Student Loans	—	33,488,339	—
Bank Loans	—	46,581,532	758,973
Commercial Mortgage-Backed Securities	—	177,321,584	—
Convertible Bond	—	6,139,115	—
Corporate Bonds	—	824,813,191	—
Municipal Bonds	—	33,024,711	—
Residential Mortgage-Backed Securities	—	110,672,024	17,200,000
Sovereign Bonds	—	277,434,490	—
U.S. Treasury Obligations	—	22,647,851	—
Common Stock	1,169,962	—	—
Affiliated Mutual Funds	76,090,772	—	—
Options Purchased	—	75,000,784	—
Options Written	—	(64,281,931)	(61,462)
Other Financial Instruments*
Futures Contracts	15,513,052	—	—
OTC Forward Foreign Currency Exchange Contracts	—	9,669,005	—
OTC Cross Currency Exchange Contracts	—	4,399,256	—
OTC Packaged Credit Default Swap Agreements	—	(753,773)	—
Centrally Cleared Credit Default Swap Agreement	—	(1,497,230)	—

See Notes to Financial Statements.

108

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
OTC Credit Default Swap Agreements	$—	$(2,692,083)	$—
Centrally Cleared Interest Rate Swap Agreements	—	(64,973,190)	—
OTC Interest Rate Swap Agreement	—	(250,397)	—
OTC Total Return Swap Agreement	—	13,351	—

Total	$92,773,786	$2,331,278,737	$37,148,464

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities— Residential Mortgage-Backed Securities Securities	Bank Loans	Corporate Bonds
Balance as of 10/31/18	$20,813,302	$1,138,500	$1,567,956
Realized gain (loss)	3,768	—	—
Change in unrealized appreciation (depreciation)	(19,327)	(8,576)	—
Purchases/Exchanges/Issuances	—	—	—
Sales/Paydowns	(1,567,050)	—	—
Accrued discount/premium	20,260	625	—
Transfers into of Level 3	—	766,924	—
Transfers out of Level 3	—	(1,138,500)	(1,567,956)

Balance as of 04/30/19	$19,250,953	$758,973	$—

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	(19,327)	(8,576)	—

	Residential Mortgage- Backed Securities	Options Written	Credit Default Swap Agreements
Balance as of 10/31/18	$—	$(41,572)	$38,374
Realized gain (loss)	—	48,601	37,192
Change in unrealized appreciation (depreciation)	—	52,534	—
Purchases/Exchanges/Issuances	17,200,000	(121,025)	—
Sales/Paydowns	—	—	(75,566)
Accrued discount/premium	—	—	—
Transfers into of Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 04/30/19	$17,200,000	$(61,462)	$—

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	—	90,449	—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	109

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of April 30, 2019	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities Residential Mortgage-Backed Securities	$19,250,953	Market Approach	Single Broker Indicative Quote
Bank Loans	758,973	Market Approach	Single Broker Indicative Quote
Residential Mortgage-Backed Securities	17,200,000	Market Approach	Single Broker Indicative Quote
Options Written	(61,462)	Market Approach	Single Broker Indicative Quote

	$37,148,464

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loans	$766,924	L2 to L3	Multiple Broker Quotes to Single Broker Indicative Quote
Bank Loans	$1,138,500	L3 to L2	Single Broker Indicative Quote to Multiple Broker Quotes
Corporate Bonds	$1,567,956	L3 to L2	Single Broker Indicative Quote to Evaluated Bid

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2019 were as follows:

Collateralized Loan Obligations	25.3%
Sovereign Bonds	11.2
Residential Mortgage-Backed Securities	10.2
Commercial Mortgage-Backed Securities	7.1
Banks	5.5
Affiliated Mutual Funds (3.1% represents investments purchased with collateral from securities on loan)	3.1
Options Purchased	3.0
Oil & Gas	2.5
Home Builders	2.2
Chemicals	2.0
Consumer Loans	2.0
Media	1.9
Home Equity Loans	1.8
Telecommunications	1.5
Retail	1.4
Student Loans	1.4

Electric	1.3%
Municipal Bonds	1.3
Pharmaceuticals	1.3
Healthcare-Services	1.2
Packaging & Containers	1.2
Entertainment	1.1
Commercial Services	1.1
Foods	1.1
U.S. Treasury Obligations	0.9
Software	0.9
Aerospace & Defense	0.8
Building Materials	0.8
Insurance	0.7
Automobiles	0.6
Auto Parts & Equipment	0.6
Pipelines	0.6
Lodging	0.5
Diversified Financial Services	0.5

See Notes to Financial Statements.

110

Industry Classification (continued):

Real Estate	0.5%
Semiconductors	0.4
Real Estate Investment Trusts (REITs)	0.4
Computers	0.3
Auto Manufacturers	0.3
Electronics	0.3
Investment Companies	0.3
Airlines	0.2
Engineering & Construction	0.2
Gas	0.2
Healthcare-Products	0.2
Machinery-Diversified	0.1
Home Furnishings	0.1
Leisure Time	0.1
Other	0.1
Trucking & Leasing	0.1
Miscellaneous Manufacturing	0.1
Water	0.1
Electrical Components & Equipment	0.1
Energy-Alternate Sources	0.1
Apparel	0.1
Household Products/Wares	0.1%
Distribution/Wholesale	0.1
Multi-National	0.1
Biotechnology	0.1
Mining	0.1
Oil, Gas & Consumable Fuels	0.0	*
Transportation	0.0	*
Forest Products & Paper	0.0	*
Beverages	0.0	*
Savings & Loans	0.0	*
Oil & Gas Services	0.0	*
Textiles	0.0	*

	103.4
Options Written	(2.6)
Liabilities in excess of other assets	(0.8)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—	Due from/to broker—variation margin swaps	$1,497,230	*
Credit contracts	Premiums paid for OTC swap agreements	1,518,636	Premiums received for OTC swap agreements	9,033,973
Credit contracts	—	—	Options written outstanding, at value	63,284
Credit contracts	Unrealized appreciation on OTC swap agreements	19,381,587	Unrealized depreciation on OTC swap agreements	15,312,106

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	111

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unaffiliated investments	$73,469,390		Options written outstanding, at value	$64,280,108
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	7,565,586		Unrealized depreciation on OTC cross currency exchange contracts	3,166,330
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	34,576,578		Unrealized depreciation on OTC forward foreign currency exchange contracts	24,907,573
Interest rate contracts	Due from/to broker—variation margin futures	19,929,485	*	Due from/to broker—variation margin futures	4,416,433	*
Interest rate contracts	Due from/to broker—variation margin swaps	10,310,470	*	Due from/to broker—variation margin swaps	75,283,660	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	22,297
Interest rate contracts	Unaffiliated investments	1,531,394		Options written outstanding, at value	1
Interest rate contracts	Unrealized appreciation on OTC swap agreements	35,648		Unrealized depreciation on OTC swap agreements	250,397

		$168,318,774			$198,233,392

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$(110,147)	$1,644,630	$—	$—	$1,214,384
Foreign exchange contracts	(2,812,591)	2,706,619	—	8,318,692	—
Interest rate contracts	(555,790)	48,601	31,392,740	—	45,115,242

Total	$(3,478,528)	$4,399,850	$31,392,740	$8,318,692	$46,329,626

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

See Notes to Financial Statements.

112

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$5,456	$231,778	$—	$—	$235,878
Foreign exchange contracts	(25,498,979)	28,335,393	—	(6,695,927)	—
Interest rate contracts	976,889	(7,030)	25,524,726	—	(139,480,308)

Total	$(24,516,634)	$28,560,141	$25,524,726	$(6,695,927)	$(139,244,430)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2019, the Fund’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$93,043,652	$2,936,843,927	$2,170,932,717	$498,575,136	$717,730,517

Forward Foreign Currency Exchange Contracts—Sold(3)	Cross Currency Exchange Contracts(4)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)
$1,119,364,413	$142,431,798	$8,963,573,932	$311,295,000

Credit Default Swap Agreements— Sell Protection(2)	Total Return Swap Agreements(2)	Inflation Swap Agreements(2)
$395,715,783	$7,517,667	$18,925,000

(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	113

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Securities on Loan	$74,100,781	$(74,100,781)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America, N.A.	$5,928,612	$(7,058,305)	$(1,129,693)	$1,073,775	$(55,918)
Barclays Bank PLC	10,555,432	(11,407,018)	(851,586)	555,328	(296,258)
BNP Paribas S.A.	10,225,337	(16,130,259)	(5,904,922)	5,904,922	—
Citibank, N.A.	14,734,265	(14,905,203)	(170,938)	170,938	—
Credit Suisse International	802,595	(511,990)	290,605	(270,000)	20,605
Deutsche Bank AG	26,229,366	(21,112,991)	5,116,375	(5,116,375)	—
Goldman Sachs International	20,416,307	(16,937,776)	3,478,531	—	3,478,531
HSBC Bank USA, N.A.	1,595,469	(1,569,836)	25,633	—	25,633
JPMorgan Chase Bank, N.A.	6,679,723	(3,265,893)	3,413,830	(3,174,850)	238,980
JPMorgan Securities LLC	103,918	(66,951)	36,967	—	36,967
Morgan Stanley & Co. International PLC	39,539,312	(23,752,012)	15,787,300	(14,179,798)	1,607,502
The Toronto-Dominion Bank	128,883	(16,750)	112,133	(35,911)	76,222
UBS AG	1,139,600	(301,085)	838,515	(838,515)	—

	$138,078,819	$(117,036,069)	$21,042,750	$(15,910,486)	$5,132,264

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

114

Statement of Assets & Liabilities  (unaudited)

as of April 30, 2019

Assets
Investments at value, including securities on loan of $74,100,781:
Unaffiliated investments (cost $2,520,471,227)	$2,490,025,617
Affiliated investments (cost $76,065,144)	76,090,772
Cash	6,498,338
Foreign currency, at value (cost $4,995,002)	5,006,384
Cash segregated for counterparty—OTC	785,000
Deposit with broker for centrally cleared/exchange-traded derivatives	73,807,000
Unrealized appreciation on OTC forward foreign currency exchange contracts	34,576,578
Receivable for Fund shares sold	27,488,683
Unrealized appreciation on OTC swap agreements	19,417,235
Dividends and interest receivable	18,000,152
Receivable for investments sold	16,132,980
Unrealized appreciation on OTC cross currency exchange contracts	7,565,586
Due from broker—variation margin futures	4,216,545
Premiums paid for OTC swap agreements	1,518,636
Prepaid expenses	6,484

Total Assets	2,781,135,990

Liabilities
Payable to broker for collateral for securities on loan	75,864,324
Payable for Fund shares reacquired	67,226,984
Options written outstanding, at value (proceeds received $91,830,439)	64,343,393
Payable for investments purchased	32,288,289
Unrealized depreciation on OTC forward foreign currency exchange contracts	24,907,573
Unrealized depreciation on OTC swap agreements	15,562,503
Premiums received for OTC swap agreements	9,056,270
Due to broker—variation margin swaps	3,408,186
Unrealized depreciation on OTC cross currency exchange contracts	3,166,330
Dividends payable	2,065,795
Management fee payable	1,256,569
Accrued expenses and other liabilities	394,130
Distribution fee payable	121,271
Affiliated transfer agent fee payable	7,511
Total Liabilities	299,669,128

Net Assets	$2,481,466,862

Net assets were comprised of:
Shares of beneficial interest, at par	$254,696
Paid-in capital in excess of par	2,564,962,866
Total distributable earnings (loss)	(83,750,700)

Net assets, April 30, 2019	$2,481,466,862

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	115

Statement of Assets & Liabilities  (unaudited)

as of April 30, 2019

Class A
Net asset value and redemption price per share, ($ 149,013,231 ÷ 15,352,950 shares of beneficial interest issued and outstanding)	$9.71
Maximum sales charge (4.50% of offering price)	0.46

Maximum offering price to public	$10.17

Class C
Net asset value, offering price and redemption price per share,
($ 109,282,817 ÷ 11,226,378 shares of beneficial interest issued and outstanding)	$9.73

Class Z
Net asset value, offering price and redemption price per share,
($ 2,132,224,471 ÷ 218,742,275 shares of beneficial interest issued and outstanding)	$9.75

Class R6
Net asset value, offering price and redemption price per share,
($ 90,946,343 ÷ 9,374,164 shares of beneficial interest issued and outstanding)	$9.70

See Notes to Financial Statements.

116

Statement of Operations  (unaudited)

Six Months Ended April 30, 2019

Net Investment Income (Loss)
Income
Interest income	$52,567,333
Affiliated dividend income	751,549
Income from securities lending, net (including affiliated income of $72,344)	177,448
Unaffiliated dividend income (net of $7,394 foreign withholding tax)	36,909

Total income	53,533,239

Expenses
Management fee	8,339,951
Distribution fee(a)	724,141
Transfer agent’s fees and expenses (including affiliated expense of $21,593)(a)	1,172,275
Custodian and accounting fees	207,761
Registration fees(a)	84,437
Shareholders’ reports	71,206
Audit fee	32,674
Trustees’ fees	30,534
Legal fees and expenses	15,573
Miscellaneous	39,851

Total expenses	10,718,403
Less: Fee waiver and/or expense reimbursement(a)	(560,348)

Net expenses	10,158,055

Net investment income (loss)	43,375,184

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(2,516))	(2,169,874)
Futures transactions	31,392,740
Forward and cross currency contract transactions	8,318,692
Options written transactions	4,399,850
Swap agreement transactions	46,329,626
Foreign currency transactions	(3,189,420)

85,081,614

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $23,931)	25,119,934
Futures	25,524,726
Forward and cross currency contracts	(6,695,927)
Options written	28,560,141
Swap agreements	(139,244,430)
Foreign currencies	(46,475)
Unfunded loan commitments	105,191

(66,676,840)

Net gain (loss) on investment and foreign currency transactions	18,404,774

Net Increase (Decrease) In Net Assets Resulting From Operations	$61,779,958

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	117

Statement of Operations  (unaudited)

Six Months Ended April 30, 2019

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	185,985	538,156	—	—
Transfer agent’s fees and expenses	52,619	41,473	1,074,441	3,742
Registration fees	11,581	9,709	51,174	11,973
Fee waiver and/or expense reimbursement	—	—	(553,158)	(7,190)

See Notes to Financial Statements.

118

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$43,375,184	$66,225,068
Net realized gain (loss) on investment and foreign currency transactions	85,081,614	(7,479,170)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(66,676,840)	(6,874,171)

Net increase (decrease) in net assets resulting from operations	61,779,958	51,871,727

Dividends and Distributions
Distributions from distributable earnings
Class A	(5,247,366)	(4,734,445)
Class C	(3,358,817)	(2,615,351)
Class Z	(81,487,230)	(60,484,857)
Class R6	(3,290,101)	(11,823,707)

	(93,383,514)	(79,658,360)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	833,214,437	1,576,859,957
Net asset value of shares issued in reinvestment of dividends and distributions	74,498,329	62,358,791
Cost of shares reacquired	(1,012,875,027)	(835,611,009)

Net increase (decrease) in net assets from Fund share transactions	(105,162,261)	803,607,739

Total increase (decrease)	(136,765,817)	775,821,106

Net Assets:
Beginning of period	2,618,232,679	1,842,411,573

End of period	$2,481,466,862	$2,618,232,679

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	119

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 9 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was established as a Delaware business trust on September 18, 1998. The Trust currently consists of five funds: PGIM Absolute Return Bond Fund and PGIM QMA Large-Cap Core Equity Fund, each of which are diversified funds and PGIM International Bond Fund, PGIM Select Real Estate Fund and PGIM Real Estate Income Fund, each of which are non-diversified funds for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM Absolute Return Bond Fund (the “Fund”).

The investment objective of the Fund is seek positive returns over the long term, regardless of market conditions.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur

120

when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

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Notes to Financial Statements (unaudited) (continued)

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the

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sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Connecticut Avenue Securities (CAS) and Structured Agency Credit Risk (STACR): The Fund purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the Fund. These are insurance-like products that are called CAS by Fannie Mae and STACR securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Fund could lose some or all of its principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the

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Notes to Financial Statements (unaudited) (continued)

sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option

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expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements

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Notes to Financial Statements (unaudited) (continued)

in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Bank Loans: The Fund invests in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Fund may acquire interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate

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payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: The Fund entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Fund to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of

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Notes to Financial Statements (unaudited) (continued)

period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Trust, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is

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presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2019, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Payment-In-Kind: The Fund invests in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned.

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Notes to Financial Statements (unaudited) (continued)

Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal

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income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.65% of the Fund’s average daily net assets up to and including $2.5 billion, 0.625% of the next $2.5 billion and 0.60% of the average daily net assets in excess of

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Notes to Financial Statements (unaudited) (continued)

$5 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.65% for the six months ended April 30, 2019.

The Manager has contractually agreed, through February 29, 2020, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.73% of average daily net assets for Class Z shares, and 0.70% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses an any share class to the same extent that it waives similar expenses on any other share class and, in addition, total annual operating expenses for class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25% and 1% of the average daily net assets of the Class A and Class C shares, respectively.

For the reporting period ended April 30, 2019, PIMS received $158,533 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2019, PIMS received $15,652 and $5,788 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

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3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. Any 17a-7 transactions for the reporting period are disclosed in the “Portfolio Securities” note, below.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2019, were $646,049,732 and $487,061,610, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended April 30, 2019, is presented as follows:

PGIM Absolute Return Bond Fund	133

Notes to Financial Statements (unaudited) (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$193,786,688	$474,766,641	$668,529,673	$—	$—	$23,656	23,656	$751,549
PGIM Institutional Money Market Fund*
80,235,942	121,175,771	125,366,012	23,931	(2,516)	76,067,116	76,044,303	72,344	**

$274,022,630	$595,942,412	$793,895,685	$23,931	$(2,516)	$76,090,772		$823,893

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

For the reporting period ended April 30, 2019, no 17a-7 transactions were entered into by the Fund.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2019 were as follows:

Tax Basis	$2,498,819,809

Gross Unrealized Appreciation	173,847,228
Gross Unrealized Depreciation	(211,442,394)

Net Unrealized Depreciation	$(37,595,166)

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2018 of approximately $100,645,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

134

6. Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of April 30, 2019, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned and 806,843 Class R6 shares of the Fund. At reporting period end, nine shareholders of record, each holding greater than 5% of the Fund, held 86% of the Fund’s outstanding shares.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2019:
Shares sold	3,269,530	$31,724,895
Shares issued in reinvestment of dividends and distributions	437,168	4,211,718
Shares reacquired	(3,642,659)	(35,254,187)

Net increase (decrease) in shares outstanding before conversion	64,039	682,426
Shares issued upon conversion from other share class(es)	519,946	5,029,484
Shares reacquired upon conversion into other share class(es)	(358,602)	(3,482,301)

Net increase (decrease) in shares outstanding	225,383	$2,229,609

Year ended October 31, 2018:
Shares sold	7,737,083	$76,766,423
Shares issued in reinvestment of dividends and distributions	363,796	3,599,637
Shares reacquired	(3,470,620)	(34,386,767)

Net increase (decrease) in shares outstanding before conversion	4,630,259	45,979,293
Shares issued upon conversion from other share class(es)	542,478	5,369,357
Shares reacquired upon conversion into other share class(es)	(2,125,033)	(20,970,487)

Net increase (decrease) in shares outstanding	3,047,704	$30,378,163

PGIM Absolute Return Bond Fund	135

Notes to Financial Statements (unaudited) (continued)

Class C	Shares	Amount
Six months ended April 30, 2019:
Shares sold	1,832,114	$17,815,072
Shares issued in reinvestment of dividends and distributions	295,979	2,858,797
Shares reacquired	(1,445,323)	(14,022,214)

Net increase (decrease) in shares outstanding before conversion	682,770	6,651,655
Shares reacquired upon conversion into other share class(es)	(290,657)	(2,826,331)

Net increase (decrease) in shares outstanding	392,113	$3,825,324

Year ended October 31, 2018:
Shares sold	3,141,833	$31,222,637
Shares issued in reinvestment of dividends and distributions	219,367	2,176,489
Shares reacquired	(1,939,289)	(19,269,209)

Net increase (decrease) in shares outstanding before conversion	1,421,911	14,129,917
Shares reacquired upon conversion into other share class(es)	(506,587)	(5,024,802)

Net increase (decrease) in shares outstanding	915,324	$9,105,115

Class Z
Six months ended April 30, 2019:
Shares sold	78,764,829	$766,487,352
Shares issued in reinvestment of dividends and distributions	6,628,621	64,144,624
Shares reacquired	(85,684,585)	(831,608,850)

Net increase (decrease) in shares outstanding before conversion	(291,135)	(976,874)
Shares issued upon conversion from other share class(es)	520,573	5,072,485
Shares reacquired upon conversion into other share class(es)	(418,163)	(4,059,688)

Net increase (decrease) in shares outstanding	(188,725)	$35,923

Year ended October 31, 2018:
Shares sold	137,049,289	$1,363,011,556
Shares issued in reinvestment of dividends and distributions	4,728,423	46,966,093
Shares reacquired	(50,759,062)	(504,637,628)

Net increase (decrease) in shares outstanding before conversion	91,018,650	905,340,021
Shares issued upon conversion from other share class(es)	2,629,628	26,073,554
Shares reacquired upon conversion into other share class(es)	(2,814,518)	(27,907,422)

Net increase (decrease) in shares outstanding	90,833,760	$903,506,153

136

Class R6	Shares	Amount
Six months ended April 30, 2019:
Shares sold	1,774,836	$17,187,118
Shares issued in reinvestment of dividends and distributions	340,709	3,283,190
Shares reacquired	(13,469,795)	(131,989,776)

Net increase (decrease) in shares outstanding before conversion	(11,354,250)	(111,519,468)
Shares issued upon conversion from other share class(es)	30,127	291,306
Shares reacquired upon conversion into other share class(es)	(2,578)	(24,955)

Net increase (decrease) in shares outstanding	(11,326,701)	$(111,253,117)

Year ended October 31, 2018:
Shares sold	10,649,660	$105,859,341
Shares issued in reinvestment of dividends and distributions	971,802	9,616,572
Shares reacquired	(28,032,106)	(277,317,405)

Net increase (decrease) in shares outstanding before conversion	(16,410,644)	(161,841,492)
Shares issued upon conversion from other share class(es)	2,284,964	22,552,844
Shares reacquired upon conversion into other share class(es)	(9,358)	(93,044)

Net increase (decrease) in shares outstanding	(14,135,038)	$(139,381,692)

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2019. The average daily balance for the 21 days that the Fund had loans outstanding during the period was approximately $7,826,238, borrowed at a weighted average interest rate of 3.74%. The maximum loan outstanding amount during the period was $41,712,000. At April 30, 2019, the Fund did not have an outstanding loan amount.

PGIM Absolute Return Bond Fund	137

Notes to Financial Statements (unaudited) (continued)

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk. The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Fund’s investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

138

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Fund may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Mortgage-Backed and Other Asset-Backed Securities Risk: Mortgage-related securities are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. Asset-backed securities are another type of pass-through instruments that pays interest based upon the cash flow of an underlying pool of assets, such as automobile loans or credit card receivables. Asset-backed securities can also be collateralized by a portfolio of corporate bonds including junk bonds or other securities. The values of mortgage-backed and asset-backed securities vary with changes in interest rates and are particularly sensitive to prepayments (the risk is that the underlying debt instruments may be partially or wholly prepaid during periods of falling interest rates, which could require the Fund to reinvest in lower yielding debt instruments) or extensions (the risk is that rising interest rates may cause the underlying debt instruments to be repaid more slowly by the debtor, causing the value of the securities to fall). Asset-backed securities are also subject to liquidity risk.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are

PGIM Absolute Return Bond Fund	139

Notes to Financial Statements (unaudited) (continued)

effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

140

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2019		Year Ended October 31,
			2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.82		$9.93	$9.59	$9.48	$9.79	$9.82
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.27	0.23	0.25	0.23	0.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.08		(0.05)	0.33	0.06	(0.30)	0.02
Total from investment operations	0.23		0.22	0.56	0.31	(0.07)	0.27
Less Dividends and Distributions:
Dividends from net investment income	(0.34)		(0.33)	(0.22)	(0.15)	(0.21)	(0.30)
Tax return of capital distributions	-		-	-	(0.05)	(0.03)	-
Total dividends and distributions	(0.34)		(0.33)	(0.22)	(0.20)	(0.24)	(0.30)
Net asset value, end of period	$9.71		$9.82	$9.93	$9.59	$9.48	$9.79
Total Return(b):	2.28%		2.21%	5.95%	3.36%	(0.78)%	2.76%

Ratios/Supplemental Data:
Net assets, end of period (000)	$149,013		$148,609	$119,969	$197,713	$315,214	$452,955
Average net assets (000)	$150,022		$142,613	$145,290	$246,082	$383,950	$483,199
Ratios to average net assets(c)(d)(e):
Expenses after waivers and/or expense reimbursement	1.02%	(f)	1.03%	1.15%	1.15%	1.15%	1.15%
Expenses before waivers and/or expense reimbursement	1.02%	(f)	1.04%	1.22%	1.24%	1.24%	1.27%
Net investment income (loss)	3.18%	(f)	2.72%	2.31%	2.67%	2.39%	2.58%
Portfolio turnover rate(g)	28%		52%	72%	38%	64%	64%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from 0.30% to 0.25% of the average daily net assets and the 0.05% contractual 12b-1 fee waiver was terminated.

(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	141

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30, 2019		Year Ended October 31,
			2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.85		$9.96	$9.62	$9.51	$9.82	$9.85
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.19	0.15	0.18	0.16	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.06		(0.05)	0.34	0.06	(0.31)	0.01
Total from investment operations	0.18		0.14	0.49	0.24	(0.15)	0.19
Less Dividends and Distributions:
Dividends from net investment income	(0.30)		(0.25)	(0.15)	(0.10)	(0.13)	(0.22)
Tax return of capital distributions	-		-	-	(0.03)	(0.03)	-
Total dividends and distributions	(0.30)		(0.25)	(0.15)	(0.13)	(0.16)	(0.22)
Net asset value, end of period	$9.73		$9.85	$9.96	$9.62	$9.51	$9.82
Total Return(b):	1.89%		1.43%	5.16%	2.59%	(1.51)%	1.97%

Ratios/Supplemental Data:
Net assets, end of period (000)	$109,283		$106,734	$98,789	$118,092	$161,679	$195,312
Average net assets (000)	$108,522		$102,866	$106,174	$135,510	$183,419	$183,745
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.78%	(e)	1.79%	1.90%	1.90%	1.90%	1.90%
Expenses before waivers and/or expense reimbursement	1.78%	(e)	1.80%	1.97%	1.99%	1.97%	1.97%
Net investment income (loss)	2.39%	(e)	1.93%	1.58%	1.91%	1.62%	1.81%
Portfolio turnover rate(f)	28%		52%	72%	38%	64%	64%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

142

Class Z Shares
	Six Months Ended April 30, 2019		Year Ended October 31,
			2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.86		$9.97	$9.64	$9.52	$9.83	$9.86
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.30	0.25	0.27	0.25	0.27
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.07		(0.06)	0.33	0.08	(0.30)	0.02
Total from investment operations	0.24		0.24	0.58	0.35	(0.05)	0.29
Less Dividends and Distributions:
Dividends from net investment income	(0.35)		(0.35)	(0.25)	(0.17)	(0.23)	(0.32)
Tax return of capital distributions	-		-	-	(0.06)	(0.03)	-
Total dividends and distributions	(0.35)		(0.35)	(0.25)	(0.23)	(0.26)	(0.32)
Net asset value, end of period	$9.75		$9.86	$9.97	$9.64	$9.52	$9.83
Total Return(b):	2.52%		2.48%	6.08%	3.71%	(0.53)%	3.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,132,224		$2,159,518	$1,277,401	$1,019,254	$1,755,667	$2,070,862
Average net assets (000)	$2,238,833		$1,679,461	$1,121,943	$1,396,060	$2,029,397	$1,484,697
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.73%	(e)	0.75%	0.90%	0.90%	0.90%	0.90%
Expenses before waivers and/or expense reimbursement	0.78%	(e)	0.81%	0.96%	0.99%	0.97%	0.97%
Net investment income (loss)	3.43%	(e)	3.01%	2.59%	2.91%	2.61%	2.79%
Portfolio turnover rate(f)	28%		52%	72%	38%	64%	64%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	143

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30, 2019		Year Ended October 31,
			2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.82		$9.94	$9.61	$9.49	$9.81	$9.83
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.29	0.26	0.28	0.25	0.28
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.05		(0.05)	0.32	0.07	(0.30)	0.03
Total from investment operations	0.23		0.24	0.58	0.35	(0.05)	0.31
Less Dividends and Distributions:
Dividends from net investment income	(0.35)		(0.36)	(0.25)	(0.17)	(0.24)	(0.33)
Tax return of capital distributions	-		-	-	(0.06)	(0.03)	-
Total dividends and distributions	(0.35)		(0.36)	(0.25)	(0.23)	(0.27)	(0.33)
Net asset value, end of period	$9.70		$9.82	$9.94	$9.61	$9.49	$9.81
Total Return(b):	2.44%		2.42%	6.15%	3.81%	(0.57)%	3.16%

Ratios/Supplemental Data:
Net assets, end of period (000)	$90,946		$203,372	$346,253	$175,887	$151,294	$19,025
Average net assets (000)	$93,538		$329,668	$270,229	$158,967	$125,910	$18,604
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.70%	(e)	0.74%	0.90%	0.84%	0.85%	0.85%
Expenses before waivers and/or expense reimbursement	0.72%	(e)	0.75%	0.90%	0.84%	0.85%	0.85%
Net investment income (loss)	3.62%	(e)	2.95%	2.64%	2.97%	2.61%	2.87%
Portfolio turnover rate(f)	28%		52%	72%	38%	64%	64%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

144

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Deputy Chief Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer • Charles H. Smith, Anti-Money Laundering Compliance Officer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Absolute Return Bond Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM ABSOLUTE RETURN BOND FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PADAX	PADCX	PADZX	PADQX
CUSIP	74441J852	74441J845	74441J829	74441J837

MF213E2

PGIM QMA LARGE-CAP CORE EQUITY FUND

SEMIANNUAL REPORT

APRIL 30, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company, member SIPC. QMA is the primary business name of QMA LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2019 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

PGIM QMA Large-Cap Core Equity Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM QMA Large-Cap Core Equity Fund informative and useful. The report covers performance for the six-month period ended April 30, 2019.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM QMA Large-Cap Core Equity Fund

June 14, 2019

PGIM QMA Large-Cap Core Equity Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/19 (without sales charges)	Average Annual Total Returns as of 4/30/19 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	7.77	3.76	9.24	13.68	—
Class B	7.28	4.40	9.47	13.46	—
Class C	7.33	8.02	9.66	13.49	—
Class Z	7.87	10.04	10.76	14.62	—
Class R6	7.93	10.17	N/A	N/A	13.38 (12/28/16)
S&P 500 Index
	9.75	13.48	11.62	15.31	—
Lipper Large-Cap Core Funds Average
	9.34	11.62	10.09	13.91	—

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5) 1.00% (Yr. 6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	1.00%	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

S&P 500 Index—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 14.70%.

Lipper Large-Cap Core Funds Average—The Lipper Large-Cap Core Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Large-Cap Core Funds universe for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have wide latitude in the companies in which they invest. These funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share-growth value compared with the S&P 500 Index. The average annual total return for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 13.40%.

PGIM QMA Large-Cap Core Equity Fund	7

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 4/30/19 (%)
Microsoft Corp., Software	4.7
Apple, Inc., Technology Hardware, Storage & Peripherals	2.8
Facebook, Inc. (Class A Stock), Interactive Media & Services	2.4
Amazon.com, Inc., Internet & Direct Marketing Retail	2.1
Alphabet, Inc. (Class C Stock), Interactive Media & Services	2.0

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/19 (%)
Software	7.3
Banks	6.1
Interactive Media & Services	5.7
Oil, Gas & Consumable Fuels	5.3
Internet & Direct Marketing Retail	4.4

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM QMA Large-Cap Core Equity Fund	9

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM QMA Large-Cap Core Equity Fund		Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,077.70	0.74%	$3.81
	Hypothetical	$1,000.00	$1,021.12	0.74%	$3.71
Class B	Actual	$1,000.00	$1,072.80	1.60%	$8.22
	Hypothetical	$1,000.00	$1,016.86	1.60%	$8.00
Class C	Actual	$1,000.00	$1,073.30	1.47%	$7.56
	Hypothetical	$1,000.00	$1,017.50	1.47%	$7.35
Class Z	Actual	$1,000.00	$1,078.70	0.48%	$2.47
	Hypothetical	$1,000.00	$1,022.41	0.48%	$2.41
Class R6	Actual	$1,000.00	$1,079.30	0.35%	$1.80
	Hypothetical	$1,000.00	$1,023.06	0.35%	$1.76

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2019, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 98.9%

COMMON STOCKS

Aerospace & Defense 3.3%
Arconic, Inc.	130,300	$2,798,844
General Dynamics Corp.	15,700	2,805,904
Lockheed Martin Corp.	7,780	2,593,307
Northrop Grumman Corp.	4,870	1,411,862
Raytheon Co.	13,690	2,431,207
Spirit AeroSystems Holdings, Inc. (Class A Stock)	11,000	955,900
United Technologies Corp.	27,500	3,921,775
Vectrus, Inc.*	8,150	330,483

		17,249,282

Air Freight & Logistics 0.1%
Hub Group, Inc. (Class A Stock)*	7,500	311,775

Airlines 0.6%
Southwest Airlines Co.	52,900	2,868,767

Automobiles 0.7%
General Motors Co.	93,900	3,657,405

Banks 6.1%
Bank of America Corp.	282,168	8,628,697
Citigroup, Inc.	92,600	6,546,820
JPMorgan Chase & Co.	69,040	8,012,092
KeyCorp	95,300	1,672,515
Wells Fargo & Co.	141,900	6,869,379

		31,729,503

Beverages 2.6%
Coca-Cola Co. (The)	66,800	3,277,208
Constellation Brands, Inc. (Class A Stock)	6,760	1,430,889
Keurig Dr. Pepper, Inc.	43,100	1,252,917
Monster Beverage Corp.*	13,300	792,680
PepsiCo, Inc.	51,714	6,621,978

		13,375,672

Biotechnology 2.9%
AbbVie, Inc.	1,400	111,146
Alexion Pharmaceuticals, Inc.*	14,250	1,939,852
Biogen, Inc.*	11,010	2,523,932

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Biotechnology (cont’d.)
Celgene Corp.*	47,930	$4,537,054
Gilead Sciences, Inc.	63,970	4,160,609
Vertex Pharmaceuticals, Inc.*	10,700	1,808,086

		15,080,679

Building Products 0.3%
Continental Building Products, Inc.*	11,400	292,410
NCI Building Systems, Inc.*	32,000	183,040
Resideo Technologies, Inc.*	26,000	590,200
Universal Forest Products, Inc.	18,700	690,965

		1,756,615

Capital Markets 2.0%
Affiliated Managers Group, Inc.	1,430	158,616
Ameriprise Financial, Inc.	16,880	2,477,478
Goldman Sachs Group, Inc. (The)	15,450	3,181,464
Janus Henderson Group PLC (United Kingdom)	7,300	183,011
LPL Financial Holdings, Inc.	2,200	162,998
Morgan Stanley	82,550	3,983,037

		10,146,604

Chemicals 1.3%
Huntsman Corp.	11,450	254,648
LyondellBasell Industries NV (Class A Stock)	34,620	3,054,523
Mosaic Co. (The)	74,500	1,945,195
Sherwin-Williams Co. (The)	2,300	1,046,109
Trinseo SA	6,300	283,185

		6,583,660

Communications Equipment 1.9%
Arista Networks, Inc.*	2,000	624,580
Cisco Systems, Inc.	153,050	8,563,147
CommScope Holding Co., Inc.*	20,400	505,512

		9,693,239

See Notes to Financial Statements.

12

Description	Shares	Value
COMMON STOCKS (Continued)

Construction & Engineering 0.4%
EMCOR Group, Inc.	5,850	$492,219
Quanta Services, Inc.	32,700	1,327,620

		1,819,839

Construction Materials 0.1%
Vulcan Materials Co.	3,300	416,163

Consumer Finance 1.0%
Capital One Financial Corp.	38,770	3,599,019
OneMain Holdings, Inc.	51,450	1,747,757

		5,346,776

Containers & Packaging 0.1%
Greif, Inc. (Class A Stock)	3,400	134,368
Owens-Illinois, Inc.	15,100	298,376

		432,744

Distributors 0.7%
Genuine Parts Co.	27,340	2,803,444
LKQ Corp.*	24,300	731,430

		3,534,874

Diversified Financial Services 1.1%
Berkshire Hathaway, Inc. (Class B Stock)*	26,550	5,753,651

Diversified Telecommunication Services 2.6%
AT&T, Inc.	210,621	6,520,826
ATN International, Inc.	900	54,945
Verizon Communications, Inc.	120,550	6,894,255

		13,470,026

Electric Utilities 1.4%
Eversource Energy	3,950	283,057
Exelon Corp.	78,650	4,007,217
Portland General Electric Co.	3,900	204,009
Southern Co. (The)	51,200	2,724,864

		7,219,147

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Electrical Equipment 0.2%
Atkore International Group, Inc.*	27,200	$673,472
Encore Wire Corp.	5,800	343,882

		1,017,354

Electronic Equipment, Instruments & Components 0.7%
Anixter International, Inc.*	8,100	509,247
CDW Corp.	17,550	1,853,280
Keysight Technologies, Inc.*	3,700	322,011
ScanSource, Inc.*	7,400	278,610
SYNNEX Corp.	5,800	625,704
Tech Data Corp.*	700	74,627

		3,663,479

Energy Equipment & Services 0.1%
C&J Energy Services, Inc.*	12,100	170,005
Superior Energy Services, Inc.*	43,500	156,165

		326,170

Entertainment 1.6%
Marcus Corp. (The)	7,000	263,340
Viacom, Inc. (Class B Stock)	56,150	1,623,297
Walt Disney Co. (The)	46,850	6,417,044

		8,303,681

Equity Real Estate Investment Trusts (REITs) 2.1%
American Tower Corp.	19,250	3,759,525
Apple Hospitality REIT, Inc.	18,350	301,858
Armada Hoffler Properties, Inc.	9,800	158,270
CoreCivic, Inc.	10,750	223,708
GEO Group, Inc. (The)	26,050	521,521
Host Hotels & Resorts, Inc.	139,000	2,674,360
Ryman Hospitality Properties, Inc.	17,850	1,420,860
Spirit MTA REIT	1,260	8,492
Spirit Realty Capital, Inc.	27,240	1,102,130
Xenia Hotels & Resorts, Inc.	42,300	915,795

		11,086,519

See Notes to Financial Statements.

14

Description	Shares	Value
COMMON STOCKS (Continued)

Food & Staples Retailing 0.7%
Walgreens Boots Alliance, Inc.	49,550	$2,654,394
Walmart, Inc.	8,060	828,890

		3,483,284

Food Products 1.4%
Archer-Daniels-Midland Co.	65,250	2,910,150
J.M. Smucker Co. (The)	3,200	392,416
Pilgrim’s Pride Corp.*	33,300	896,103
Tyson Foods, Inc. (Class A Stock)	43,400	3,255,434

		7,454,103

Gas Utilities 0.3%
UGI Corp.	27,950	1,523,555

Health Care Equipment & Supplies 4.1%
Abbott Laboratories	60,700	4,829,292
Baxter International, Inc.	4,300	328,090
Becton, Dickinson & Co.	6,600	1,588,884
Cooper Cos., Inc. (The)	3,400	985,728
Danaher Corp.	31,940	4,230,134
Hologic, Inc.*	16,800	779,184
IDEXX Laboratories, Inc.*	3,700	858,400
Medtronic PLC	56,788	5,043,342
Stryker Corp.	7,310	1,380,932
Zimmer Biomet Holdings, Inc.	7,620	938,479

		20,962,465

Health Care Providers & Services 1.9%
Anthem, Inc.	1,300	341,939
CVS Health Corp.	16,566	900,859
HCA Healthcare, Inc.	23,750	3,021,712
UnitedHealth Group, Inc.	23,940	5,579,696

		9,844,206

Hotels, Restaurants & Leisure 1.3%
Biglari Holdings, Inc. (Class A Stock)*	20	14,740
Biglari Holdings, Inc. (Class B Stock)*	200	27,866
Bloomin’ Brands, Inc.	55,600	1,111,444

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure (cont’d.)
Extended Stay America, Inc., UTS	22,000	$394,020
Hilton Worldwide Holdings, Inc.	17,400	1,513,626
Norwegian Cruise Line Holdings Ltd.*	4,600	259,394
Royal Caribbean Cruises Ltd.	9,200	1,112,648
Starbucks Corp.	29,000	2,252,720

		6,686,458

Household Products 1.3%
Procter & Gamble Co. (The)	64,464	6,864,127

Independent Power & Renewable Electricity Producers 0.8%
AES Corp.	97,450	1,668,344
NRG Energy, Inc.	59,700	2,457,849

		4,126,193

Industrial Conglomerates 1.5%
Carlisle Cos., Inc.	1,400	197,988
General Electric Co.	466,720	4,746,542
Honeywell International, Inc.	14,600	2,534,998

		7,479,528

Insurance 1.6%
Aflac, Inc.	30,100	1,516,438
Allstate Corp. (The)	9,900	980,694
CNO Financial Group, Inc.	5,300	87,715
MetLife, Inc.	77,950	3,595,833
Unum Group	52,850	1,951,222

		8,131,902

Interactive Media & Services 5.7%
Alphabet, Inc. (Class A Stock)*	5,560	6,666,217
Alphabet, Inc. (Class C Stock)*	8,618	10,242,321
Facebook, Inc. (Class A Stock)*	63,670	12,313,778

		29,222,316

Internet & Direct Marketing Retail 4.4%
Amazon.com, Inc.*	5,600	10,788,512
Booking Holdings, Inc.*	2,290	4,247,927

See Notes to Financial Statements.

16

Description	Shares	Value
COMMON STOCKS (Continued)

Internet & Direct Marketing Retail (cont’d.)
eBay, Inc.	87,150	$3,377,063
Expedia Group, Inc.	21,900	2,843,496
Qurate Retail, Inc.*	91,500	1,560,075

		22,817,073

IT Services 4.2%
Accenture PLC (Class A Stock)	27,650	5,050,826
Automatic Data Processing, Inc.	4,800	789,072
Booz Allen Hamilton Holding Corp.	24,500	1,452,605
Cognizant Technology Solutions Corp. (Class A Stock)	46,720	3,408,691
DXC Technology Co.	43,839	2,881,976
Fidelity National Information Services, Inc.	21,600	2,504,088
International Business Machines Corp.	36,030	5,053,928
Visa, Inc. (Class A Stock)	4,900	805,707

		21,946,893

Leisure Products 0.0%
Johnson Outdoors, Inc. (Class A Stock)	1,100	84,337

Life Sciences Tools & Services 1.7%
Charles River Laboratories International, Inc.*	3,900	547,833
IQVIA Holdings, Inc.*	20,500	2,847,450
PRA Health Sciences, Inc.*	12,500	1,210,250
Thermo Fisher Scientific, Inc.	15,910	4,414,229

		9,019,762

Machinery 0.8%
Caterpillar, Inc.	9,400	1,310,548
Mueller Industries, Inc.	9,500	277,115
Oshkosh Corp.	9,800	809,382
PACCAR, Inc.	20,500	1,469,235
Pentair PLC	8,800	343,112

		4,209,392

Media 0.7%
Comcast Corp. (Class A Stock)	81,100	3,530,283

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Metals & Mining 0.4%
Nucor Corp.	9,900	$564,993
Steel Dynamics, Inc.	42,700	1,352,736

		1,917,729

Mortgage Real Estate Investment Trusts (REITs) 0.2%
Ladder Capital Corp.	30,793	535,798
Two Harbors Investment Corp.	36,100	500,346

		1,036,144

Multiline Retail 0.4%
Kohl’s Corp.	4,250	302,175
Macy’s, Inc.	78,950	1,858,483

		2,160,658

Multi-Utilities 1.0%
CenterPoint Energy, Inc.	39,950	1,238,450
Dominion Energy, Inc.	49,800	3,877,926
MDU Resources Group, Inc.	2,250	58,838

		5,175,214

Oil, Gas & Consumable Fuels 5.3%
Chevron Corp.	60,950	7,317,657
ConocoPhillips	15,300	965,736
Exxon Mobil Corp.	90,494	7,264,858
Kinder Morgan, Inc.	163,800	3,254,706
Marathon Oil Corp.	4,500	76,680
Marathon Petroleum Corp.	53,671	3,266,954
Phillips 66	31,330	2,953,479
Valero Energy Corp.	21,450	1,944,657
World Fuel Services Corp.	5,300	163,505

		27,208,232

Personal Products 0.0%
USANA Health Sciences, Inc.*	1,550	129,363

Pharmaceuticals 3.7%
Allergan PLC	14,118	2,075,346
Bristol-Myers Squibb Co.	10,650	494,480

See Notes to Financial Statements.

18

Description	Shares	Value
COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
Horizon Pharma PLC*	15,200	$388,056
Johnson & Johnson	53,929	7,614,775
Merck & Co., Inc.	80,150	6,308,606
Mylan NV*	15,400	415,646
Pfizer, Inc.	48,684	1,977,057

		19,273,966

Professional Services 0.4%
Heidrick & Struggles International, Inc.	8,200	293,396
Insperity, Inc.	3,350	400,526
Korn Ferry	26,100	1,227,222
TriNet Group, Inc.*	5,000	311,700

		2,232,844

Real Estate Management & Development 0.4%
CBRE Group, Inc. (Class A Stock)*	39,550	2,059,369

Road & Rail 1.0%
Norfolk Southern Corp.	13,150	2,682,863
Union Pacific Corp.	12,900	2,283,816

		4,966,679

Semiconductors & Semiconductor Equipment 4.1%
Analog Devices, Inc.	14,300	1,662,232
Broadcom, Inc.	6,100	1,942,240
Intel Corp.	149,200	7,615,168
QUALCOMM, Inc.	68,300	5,882,679
Versum Materials, Inc.	20,300	1,059,254
Xilinx, Inc.	25,000	3,003,500

		21,165,073

Software 7.3%
Adobe, Inc.*	5,930	1,715,253
CDK Global, Inc.	9,900	597,168
Fortinet, Inc.*	8,000	747,360
Intuit, Inc.	15,090	3,788,495
Microsoft Corp.	185,310	24,201,486
Oracle Corp.	107,500	5,947,975

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Software (cont’d.)
Symantec Corp.	14,000	$338,940
Synopsys, Inc.*	4,800	581,184

		37,917,861

Specialty Retail 1.6%
Asbury Automotive Group, Inc.*(a)	16,400	1,314,952
AutoNation, Inc.*	3,650	153,044
CarMax, Inc.*	5,100	397,086
Foot Locker, Inc.	42,700	2,442,867
Group 1 Automotive, Inc.	1,500	117,465
Home Depot, Inc. (The)	1,660	338,142
J. Jill, Inc.	16,800	94,248
Lithia Motors, Inc. (Class A Stock)	1,900	215,688
Lowe’s Cos., Inc.	2,400	271,536
Michaels Cos., Inc. (The)*	57,300	644,052
Ross Stores, Inc.	2,800	273,448
Sally Beauty Holdings, Inc.*	17,100	302,670
TJX Cos., Inc. (The)	11,900	653,072
Ulta Beauty, Inc.*	3,400	1,186,532

		8,404,802

Technology Hardware, Storage & Peripherals 3.8%
Apple, Inc.	73,170	14,683,024
Hewlett Packard Enterprise Co.	148,650	2,350,156
HP, Inc.	141,300	2,818,935

		19,852,115

Textiles, Apparel & Luxury Goods 0.6%
PVH Corp.	6,300	812,637
Tapestry, Inc.	65,600	2,116,912

		2,929,549

Thrifts & Mortgage Finance 0.3%
Radian Group, Inc.	73,800	1,728,396

See Notes to Financial Statements.

20

Description	Shares	Value
COMMON STOCKS (Continued)

Tobacco 1.3%
Altria Group, Inc.	84,100	$4,569,153
Philip Morris International, Inc.	25,190	2,180,446

		6,749,599

Trading Companies & Distributors 0.3%
Veritiv Corp.*	1,700	47,413
WESCO International, Inc.*	29,300	1,677,132

		1,724,545

Water Utilities 0.2%
SJW Group	12,100	750,926

Wireless Telecommunication Services 0.3%
Shenandoah Telecommunications Co.	5,700	235,581
T-Mobile US, Inc.*	18,500	1,350,315

		1,585,896

TOTAL LONG-TERM INVESTMENTS (cost $410,418,905)		511,198,461

SHORT-TERM INVESTMENTS 1.7%

AFFILIATED MUTUAL FUNDS 1.6%
PGIM Core Ultra Short Bond Fund(w)	7,083,410	7,083,410
PGIM Institutional Money Market Fund (cost $1,332,675; includes $1,325,773 of cash collateral for securities on loan)(b)(w)	1,332,403	1,332,803

TOTAL AFFILIATED MUTUAL FUNDS (cost $8,416,085)		8,416,213

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATION 0.1%
U.S. Treasury Bills(k)(n) (cost $597,990)	2.427%	06/20/19	600	$598,017

TOTAL SHORT-TERM INVESTMENTS (cost $9,014,075)				9,014,230

TOTAL INVESTMENTS 100.6% (cost $419,432,980)				520,212,691
Liabilities in excess of other assets(z) (0.6)%				(3,117,194)

NET ASSETS 100.0%				$517,095,497

Below is a list of the abbreviation(s) used in the semiannual report:

LIBOR—London Interbank Offered Rate

REIT(s)—Real Estate Investment Trust(s)

UTS—Unit Trust Security

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,306,934; cash collateral of $1,325,773 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at April 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
	Long Position:
51	S&P 500 E-Mini Index	Jun. 2019	$7,518,675	$436,278

See Notes to Financial Statements.

22

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$—	$598,017

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$17,249,282	$—	$—
Air Freight & Logistics	311,775	—	—
Airlines	2,868,767	—	—
Automobiles	3,657,405	—	—
Banks	31,729,503	—	—
Beverages	13,375,672	—	—
Biotechnology	15,080,679	—	—
Building Products	1,756,615	—	—
Capital Markets	10,146,604	—	—
Chemicals	6,583,660	—	—
Communications Equipment	9,693,239	—	—
Construction & Engineering	1,819,839	—	—
Construction Materials	416,163	—	—
Consumer Finance	5,346,776	—	—
Containers & Packaging	432,744	—	—
Distributors	3,534,874	—	—
Diversified Financial Services	5,753,651	—	—
Diversified Telecommunication Services	13,470,026	—	—
Electric Utilities	7,219,147	—	—
Electrical Equipment	1,017,354	—	—
Electronic Equipment, Instruments & Components	3,663,479	—	—
Energy Equipment & Services	326,170	—	—
Entertainment	8,303,681	—	—

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity Fund	23

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs)	$11,086,519	$—	$—
Food & Staples Retailing	3,483,284	—	—
Food Products	7,454,103	—	—
Gas Utilities	1,523,555	—	—
Health Care Equipment & Supplies	20,962,465	—	—
Health Care Providers & Services	9,844,206	—	—
Hotels, Restaurants & Leisure	6,686,458	—	—
Household Products	6,864,127	—	—
Independent Power & Renewable Electricity Producers	4,126,193	—	—
Industrial Conglomerates	7,479,528	—	—
Insurance	8,131,902	—	—
Interactive Media & Services	29,222,316	—	—
Internet & Direct Marketing Retail	22,817,073	—	—
IT Services	21,946,893	—	—
Leisure Products	84,337	—	—
Life Sciences Tools & Services	9,019,762	—	—
Machinery	4,209,392	—	—
Media	3,530,283	—	—
Metals & Mining	1,917,729	—	—
Mortgage Real Estate Investment Trusts (REITs)	1,036,144	—	—
Multiline Retail	2,160,658	—	—
Multi-Utilities	5,175,214	—	—
Oil, Gas & Consumable Fuels	27,208,232	—	—
Personal Products	129,363	—	—
Pharmaceuticals	19,273,966	—	—
Professional Services	2,232,844	—	—
Real Estate Management & Development	2,059,369	—	—
Road & Rail	4,966,679	—	—
Semiconductors & Semiconductor Equipment	21,165,073	—	—
Software	37,917,861	—	—
Specialty Retail	8,404,802	—	—
Technology Hardware, Storage & Peripherals	19,852,115	—	—
Textiles, Apparel & Luxury Goods	2,929,549	—	—
Thrifts & Mortgage Finance	1,728,396	—	—
Tobacco	6,749,599	—	—
Trading Companies & Distributors	1,724,545	—	—
Water Utilities	750,926	—	—
Wireless Telecommunication Services	1,585,896	—	—
Affiliated Mutual Funds	8,416,213	—	—
U.S. Treasury Obligation	—	598,017	—
Other Financial Instruments*
Futures Contracts	436,278	—	—

Total	$520,050,952	$598,017	$—

See Notes to Financial Statements.

24

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2019 were as follows:

Software	7.3%
Banks	6.1
Interactive Media & Services	5.7
Oil, Gas & Consumable Fuels	5.3
Internet & Direct Marketing Retail	4.4
IT Services	4.2
Semiconductors & Semiconductor Equipment	4.1
Health Care Equipment & Supplies	4.1
Technology Hardware, Storage & Peripherals	3.8
Pharmaceuticals	3.7
Aerospace & Defense	3.3
Biotechnology	2.9
Diversified Telecommunication Services	2.6
Beverages	2.6
Equity Real Estate Investment Trusts (REITs)	2.1
Capital Markets	2.0
Health Care Providers & Services	1.9
Communications Equipment	1.9
Life Sciences Tools & Services	1.7
Affiliated Mutual Funds (0.3% represents investments purchased with collateral from securities on loan)	1.6
Specialty Retail	1.6
Entertainment	1.6
Insurance	1.6
Industrial Conglomerates	1.5
Food Products	1.4
Electric Utilities	1.4
Household Products	1.3
Tobacco	1.3
Hotels, Restaurants & Leisure	1.3
Chemicals	1.3
Diversified Financial Services	1.1
Consumer Finance	1.0
Multi-Utilities	1.0
Road & Rail	1.0
Machinery	0.8

Independent Power & Renewable Electricity Producers	0.8%
Electronic Equipment, Instruments & Components	0.7
Automobiles	0.7
Distributors	0.7
Media	0.7
Food & Staples Retailing	0.7
Textiles, Apparel & Luxury Goods	0.6
Airlines	0.6
Professional Services	0.4
Multiline Retail	0.4
Real Estate Management & Development	0.4
Metals & Mining	0.4
Construction & Engineering	0.4
Building Products	0.3
Thrifts & Mortgage Finance	0.3
Trading Companies & Distributors	0.3
Wireless Telecommunication Services	0.3
Gas Utilities	0.3
Mortgage Real Estate Investment Trusts (REITs)	0.2
Electrical Equipment	0.2
Water Utilities	0.2
U.S. Treasury Obligation	0.1
Containers & Packaging	0.1
Construction Materials	0.1
Energy Equipment & Services	0.1
Air Freight & Logistics	0.1
Personal Products	0.0 *
Leisure Products	0.0 *

100.6
Liabilities in excess of other assets	(0.6)

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity Fund	25

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker—variation margin futures	$436,278	*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$1,068,000

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$650,556

For the six months ended April 30, 2019, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)
$7,606,080

See Notes to Financial Statements.

26

(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$1,306,934	$(1,306,934)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity Fund	27

Statement of Assets & Liabilities (unaudited)

as of April 30, 2019

Assets
Investments at value, including securities on loan of $1,306,934:
Unaffiliated investments (cost $411,016,895)	$511,796,478
Affiliated investments (cost $8,416,085)	8,416,213
Receivable for Fund shares sold	820,359
Dividends receivable	438,870
Due from broker—variation margin futures	12,949
Tax reclaim receivable	919
Prepaid expenses	1,053

Total Assets	521,486,841

Liabilities
Payable for Fund shares reacquired	2,631,295
Payable to broker for collateral for securities on loan	1,325,773
Accrued expenses and other liabilities	154,288
Management fee payable	118,253
Distribution fee payable	97,320
Affiliated transfer agent fee payable	64,318
Dividends payable	97

Total Liabilities	4,391,344

Net Assets	$517,095,497

Net assets were comprised of:
Shares of beneficial interest, at par	$34,856
Paid-in capital in excess of par	430,080,719
Total distributable earnings (loss)	86,979,922

Net assets, April 30, 2019	$517,095,497

See Notes to Financial Statements.

28

Class A
Net asset value and redemption price per share, ($323,861,870 ÷ 21,916,309 shares of beneficial interest issued and outstanding)	$14.78
Maximum sales charge (5.50% of offering price)	0.86

Maximum offering price to public	$15.64

Class B
Net asset value, offering price and redemption price per share, ($4,599,387 ÷ 349,984 shares of beneficial interest issued and outstanding)	$13.14

Class C
Net asset value, offering price and redemption price per share, ($20,235,659 ÷ 1,537,328 shares of beneficial interest issued and outstanding)	$13.16

Class Z
Net asset value, offering price and redemption price per share, ($69,742,485 ÷ 4,581,079 shares of beneficial interest issued and outstanding)	$15.22

Class R6
Net asset value, offering price and redemption price per share, ($98,656,096 ÷ 6,471,671 shares of beneficial interest issued and outstanding)	$15.24

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity Fund	29

Statement of Operations (unaudited)

Six Months Ended April 30, 2019

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $150 foreign withholding tax)	$4,186,445
Affiliated dividend income	99,063
Interest income	38,833
Affiliated income from securities lending, net	2,757

Total income	4,327,098

Expenses
Management fee	752,938
Distribution fee(a)	601,896
Transfer agent’s fees and expenses (including affiliated expense of $162,079)(a)	241,302
Custodian and accounting fees	44,503
Registration fees(a)	34,911
Shareholders’ reports	19,903
Audit fee	12,197
Legal fees and expenses	10,087
Trustees’ fees	9,118
Miscellaneous	8,790

Total expenses	1,735,645
Less: Fee waiver and/or expense reimbursement(a)	(145,673)
Distribution fee waiver(a)	(57,391)

Net expenses	1,532,581

Net investment income (loss)	2,794,517

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $407)	2,768,130
Futures transactions	1,068,000

3,836,130

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $128)	40,941,944
Futures	650,556
Foreign currencies	(101)

41,592,399

Net gain (loss) on investment and foreign currency transactions	45,428,529

Net Increase (Decrease) In Net Assets Resulting From Operations	$48,223,046

See Notes to Financial Statements.

30

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class Z	Class R6
Distribution fee	344,342	19,254	238,300	—	—
Transfer agent’s fees and expenses	160,657	10,849	27,705	41,666	425
Registration fees	7,343	6,838	6,910	6,949	6,871
Fee waiver and/or expense reimbursement	(61,391)	(13,771)	(18,368)	(23,565)	(28,578)
Distribution fee waiver	(57,391)	—	—	—	—

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity Fund	31

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,794,517	$3,373,796
Net realized gain (loss) on investment transactions	3,836,130	45,355,078
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	41,592,399	(32,925,093)

Net increase (decrease) in net assets resulting from operations	48,223,046	15,803,781

Dividends and Distributions
Distributions from distributable earnings
Class A	(18,491,098)	(15,856,544)
Class B	(302,126)	(299,083)
Class C	(5,561,134)	(4,505,168)
Class Z	(10,679,222)	(8,182,105)
Class R6	(13,527,645)	(8,674,924)

	(48,561,225)	(37,517,824)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	47,357,793	69,862,792
Net asset value of shares issued in reinvestment of dividends and distributions	47,878,127	36,692,050
Net asset value of shares issued in merger	198,992,875	—
Cost of shares reacquired	(52,628,807)	(70,529,311)

Net increase (decrease) in net assets from Fund share transactions	241,599,988	36,025,531

Total increase (decrease)	241,261,809	14,311,488

Net Assets:
Beginning of period	275,833,688	261,522,200

End of period	$517,095,497	$275,833,688

See Notes to Financial Statements.

32

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 9 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was established as a Delaware business trust on September 18, 1998. The Trust currently consists of five funds: PGIM Absolute Return Bond Fund and PGIM QMA Large-Cap Core Equity Fund, each of which are diversified funds and PGIM International Bond Fund, PGIM Select Real Estate Fund and PGIM Real Estate Income Fund, each of which are non-diversified funds for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM QMA Large-Cap Core Equity Fund (the “Fund”).

The investment objective of the Fund is to seek long-term growth of capital.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign

PGIM QMA Large-Cap Core Equity Fund	33

Notes to Financial Statements (unaudited) (continued)

securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

34

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

PGIM QMA Large-Cap Core Equity Fund	35

Notes to Financial Statements (unaudited) (continued)

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also

36

continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): The Fund invests in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PGIM QMA Large-Cap Core Equity Fund	37

Notes to Financial Statements (unaudited) (continued)

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with QMA LLC (“QMA”) (formerly known as Quantitative Management Associates, LLC). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.35% of the Fund’s average daily net assets up to and including $5 billion and 0.34% of the Fund’s average daily net assets in excess of $5 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.35% for the reporting period ended April 30, 2019.

The Manager has contractually agreed through February 29, 2020, to limit net annual Fund operating expenses, exclusive of distribution and service (12b-1) fees and transfer agency expenses (including sub-transfer agency and networking fees), of each class of shares to 0.35% of the Fund’s average daily net assets. Separately, effective December 15, 2018 the Manager has contractually agreed, through Ferbuary 29, 2020, to limit total annual operating expenses to 1.58% of average daily net assets for class B shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

38

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for the fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1% and 1% of the average daily net assets of the Class A, Class B and Class C shares, respectively. PIMS has contractually agreed through February 29, 2020 to limit such fees to 0.25% of the average daily net assets of the Class A shares.

For the reporting period ended April 30, 2019, PIMS received $77,115 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2019, PIMS received $556 and $343 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors,

PGIM QMA Large-Cap Core Equity Fund	39

Notes to Financial Statements (unaudited) (continued)

and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. Any 17a-7 transactions for the reporting period are disclosed in the “Portfolio Securities” note, below.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2019, were $188,398,658 and $184,808,760, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended April 30, 2019, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$7,609,208	$71,228,725	$71,754,523	$—	$—	$7,083,410	7,083,410	$99,063
PGIM Institutional Money Market Fund*
—	42,114,003	40,781,735	128	407	1,332,803	1,332,403	2,757	**

$7,609,208	$113,342,728	$112,536,258	$128	$407	$8,416,213		$101,820

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

For the reporting period ended April 30, 2019, no 17a-7 transactions were entered into by the Fund.

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5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2019 were as follows:

Tax Basis	$439,739,432

Gross Unrealized Appreciation	111,320,098
Gross Unrealized Depreciation	(30,410,561)

Net Unrealized Appreciation	$80,909,537

The book basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a monthly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, divided into five classes, designated Class A, Class B, Class C, Class Z and Class R6.

As of April 30, 2019, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned 336 Class A shares and 5,722,352 Class R6 shares of the Fund. At

PGIM QMA Large-Cap Core Equity Fund	41

Notes to Financial Statements (unaudited) (continued)

reporting period end, three shareholders of record, each holding greater than 5% of the Fund, held 33% of the Fund’s outstanding shares, of which 7% were held by an affiliate of Prudential.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2019:
Shares sold	409,565	$5,638,004
Shares issued in reinvestment of dividends and distributions	1,358,711	18,098,031
Shares issued in merger	12,355,677	161,365,147
Shares reacquired	(1,306,367)	(18,000,608)

Net increase (decrease) in shares outstanding before conversion	12,817,586	167,100,574
Shares issued upon conversion from other share class(es)	2,816,202	40,923,804
Shares reacquired upon conversion into other share class(es)	(32,876)	(458,291)

Net increase (decrease) in shares outstanding	15,600,912	$207,566,087

Year ended October 31, 2018:
Shares sold	342,696	$5,962,112
Shares issued in reinvestment of dividends and distributions	935,749	15,430,504
Shares reacquired	(1,182,113)	(20,369,261)

Net increase (decrease) in shares outstanding before conversion	96,332	1,023,355
Shares issued upon conversion from other share class(es)	80,033	1,418,612
Shares reacquired upon conversion into other share class(es)	(32,240)	(556,387)

Net increase (decrease) in shares outstanding	144,125	$1,885,580

Class B
Six months ended April 30, 2019:
Shares sold	5,652	$70,275
Shares issued in reinvestment of dividends and distributions	25,097	298,161
Shares issued in merger	278,280	3,241,959
Shares reacquired	(35,204)	(424,806)

Net increase (decrease) in shares outstanding before conversion	273,825	3,185,589
Shares reacquired upon conversion into other share class(es)	(32,157)	(395,651)

Net increase (decrease) in shares outstanding	241,668	$2,789,938

Year ended October 31, 2018:
Shares sold	9,464	$154,199
Shares issued in reinvestment of dividends and distributions	19,561	294,007
Shares reacquired	(14,671)	(228,377)

Net increase (decrease) in shares outstanding before conversion	14,354	219,829
Shares reacquired upon conversion into other share class(es)	(41,880)	(688,725)

Net increase (decrease) in shares outstanding	(27,526)	$(468,896)

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Class C	Shares	Amount
Six months ended April 30, 2019:
Shares sold	370,400	$4,244,461
Shares issued in reinvestment of dividends and distributions	453,060	5,391,413
Shares issued in merger	2,484,134	28,989,842
Shares reacquired	(574,643)	(6,966,456)

Net increase (decrease) in shares outstanding before conversion	2,732,951	31,659,260
Shares reacquired upon conversion into other share class(es)	(3,164,453)	(40,980,382)

Net increase (decrease) in shares outstanding	(431,502)	$(9,321,122)

Year ended October 31, 2018:
Shares sold	175,337	$2,730,103
Shares issued in reinvestment of dividends and distributions	289,701	4,359,999
Shares reacquired	(300,244)	(4,757,478)

Net increase (decrease) in shares outstanding before conversion	164,794	2,332,624
Shares reacquired upon conversion into other share class(es)	(62,370)	(997,024)

Net increase (decrease) in shares outstanding	102,424	$1,335,600

Class Z
Six months ended April 30, 2019:
Shares sold	674,030	$9,248,531
Shares issued in reinvestment of dividends and distributions	770,450	10,562,877
Shares issued in merger	383,078	5,148,558
Shares reacquired	(906,709)	(12,973,364)

Net increase (decrease) in shares outstanding before conversion	920,849	11,986,602
Shares issued upon conversion from other share class(es)	67,143	955,103
Shares reacquired upon conversion into other share class(es)	(2,564)	(44,583)

Net increase (decrease) in shares outstanding	985,428	$12,897,122

Year ended October 31, 2018:
Shares sold	936,671	$16,621,264
Shares issued in reinvestment of dividends and distributions	469,942	7,932,616
Shares reacquired	(840,971)	(14,918,448)

Net increase (decrease) in shares outstanding before conversion	565,642	9,635,432
Shares issued upon conversion from other share class(es)	80,826	1,445,454
Shares reacquired upon conversion into other share class(es)	(35,726)	(638,785)

Net increase (decrease) in shares outstanding	610,742	$10,442,101

Class R6
Six months ended April 30, 2019:
Shares sold	2,009,394	$28,156,522
Shares issued in reinvestment of dividends and distributions	985,980	13,527,645
Shares issued in merger	18,392	247,369
Shares reacquired	(984,264)	(14,263,573)

Net increase (decrease) in shares outstanding	2,029,502	$27,667,963

Year ended October 31, 2018:
Shares sold	2,515,007	$44,395,114
Shares issued in reinvestment of dividends and distributions	513,613	8,674,924
Shares reacquired	(1,686,475)	(30,255,747)

Net increase (decrease) in shares outstanding before conversion	1,342,145	22,814,291
Shares issued upon conversion from other share class(es)	945	16,855

Net increase (decrease) in shares outstanding	1,343,090	$22,831,146

PGIM QMA Large-Cap Core Equity Fund	43

Notes to Financial Statements (unaudited) (continued)

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2019.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the

44

equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

9. Reorganization

On June 19, 2018, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of PGIM QMA Defensive Equity Fund (the “Merged Fund”) for shares of PGIM QMA Large-Cap Core Equity Fund (the “Acquiring Fund”) and the assumption of the liabilities of the Merged Fund respectively. Shareholders approved the Plan at a meeting on November 16, 2018 and the reorganization took place on December 14, 2018. Upon implementation of the reorganization, PGIM Investments contractually agreed through February 29, 2020, to limit total annual operating expenses to 1.58% of average daily net assets for Class B shares of the proforma combined Fund.

On the reorganization date, the Merged Fund had the following total investment cost and value, representing the principal assets acquired by the Acquiring Fund:

Merged Fund	Total Investment Value	Total Investment Cost
PGIM QMA Defensive Equity Fund	$196,953,251	$176,956,177

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives and policies.

The acquisition was accomplished by a tax-free exchange of the following shares on December 14, 2018:

Merged Fund		Acquiring Fund
PGIM QMA Defensive Equity Fund		PGIM QMA Large-Cap Core Equity Fund
Class	Shares	Class	Shares	Value
A	14,239,586	A	12,355,677	$161,365,147
B	287,090	B	278,280	3,241,959
C	2,567,622	C	2,484,134	28,989,842
R*	382

PGIM QMA Large-Cap Core Equity Fund	45

Notes to Financial Statements (unaudited) (continued)

Merged Fund		Acquiring Fund
PGIM QMA Defensive Equity Fund		PGIM QMA Large-Cap Core Equity Fund
Class	Shares	Class	Shares	Value
R6	21,770	R6	18,392	$247,369
Z	453,555	Z	383,078	5,148,558

*	Class R shares were converted to Class A shares in the reorganization.

For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio were carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Fund			Acquiring Fund
PGIM QMA Defensive Equity Fund		Unrealized Appreciation on Investments	PGIM QMA Large-Cap Core Equity Fund
Class	Net assets		Class	Net assets
A	$161,360,761	$16,169,416	A	$97,991,911
B	3,241,959	371,064	B	1,525,457
C	28,989,842	2,914,185	C	27,863,342
R	4,386	441
R6	247,369	24,845	R6	73,674,073
Z	5,148,558	517,123	Z	57,822,232

Assuming the acquisition had been completed on November 1, 2018, the Acquiring Fund’s unaudited pro forma results of operations for the reporting period ended April 30, 2019 would have been as follows:

Acquiring Fund	Net Investment income(a)	Net realized and unrealized gain on investments(b)	Net increase in net assets resulting from operations
PGIM QMA Large-Cap Core Equity Fund	3,306,403	37,344,513	40,650,916

(a)

Net investment income as reported in the Statement of Operations (reporting period ended April 30, 2019) of the Acquiring Fund, plus net investment income from the Merged Portfolio pre-merger as follows: PGIM QMA Defensive Equity Fund $511,886.

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (reporting period ended April 30, 2019) of the Acquiring Fund, plus net realized and unrealized gain on investments from the Merged Portfolio pre-merger as follows: PGIM QMA Defensive Equity Fund $(8,084,016).

46

Since both the Merged Portfolio and the Acquiring Fund sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment Funds had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Fund that have been included in the Acquiring Fund’s Statement of Operations since December 14, 2018 for the Plan.

10. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

11. Subsequent Event

At a meeting held on December 6, 2018, the Board of Directors of the Fund approved a plan of reorganization whereby the PGIM QMA Large-Cap Core Equity Fund would acquire the PGIM Growth Allocation Fund. This reorganization was approved by the shareholders of the PGIM Growth Allocation Fund on May 7, 2019 and is scheduled to be completed on or about June 21, 2019.

PGIM QMA Large-Cap Core Equity Fund	47

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2019		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.76		$18.37	$15.49	$15.92	$16.55	$15.23
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.20	0.19	0.14	0.14	0.11
Net realized and unrealized gain (loss) on investment transactions	0.90		0.80	3.51	0.29	0.55	2.46
Total from investment operations	0.98		1.00	3.70	0.43	0.69	2.57
Less Dividends and Distributions:
Dividends from net investment income	(0.22)		(0.18)	(0.15)	(0.14)	(0.11)	(0.13)
Distributions from net realized gains	(2.74)		(2.43)	(0.67)	(0.72)	(1.21)	(1.12)
Total dividends and distributions	(2.96)		(2.61)	(0.82)	(0.86)	(1.32)	(1.25)
Net asset value, end of period	$14.78		$16.76	$18.37	$15.49	$15.92	$16.55
Total Return(b):	7.77%		5.67%	24.73%	3.02%	4.20%	18.09%

Ratios/Supplemental Data:
Net assets, end of period (000)	$323,862		$105,855	$113,343	$89,169	$88,920	$88,561
Average net assets (000)	$231,453		$112,391	$101,852	$88,443	$90,171	$86,047
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.74%	(e)	0.72%	0.77%	1.17%	1.14%	1.16%
Expenses before waivers and/or expense reimbursement	0.84%	(e)	0.86%	0.93%	1.22%	1.19%	1.21%
Net investment income (loss)	1.21%	(e)	1.14%	1.13%	0.91%	0.89%	0.74%
Portfolio turnover rate(f)	44%		95%	89%	89%	112%	91%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

48

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,
	2019		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.15		$16.87	$14.30	$14.75	$15.43	$14.29
Income (loss) from investment operations:
Net investment income (loss)	0.02		0.03	0.06	0.03	0.02	- (b)
Net realized and unrealized gain (loss) on investment transactions	0.79		0.74	3.23	0.27	0.51	2.29
Total from investment operations	0.81		0.77	3.29	0.30	0.53	2.29
Less Dividends and Distributions:
Dividends from net investment income	(0.08)		(0.06)	(0.05)	(0.03)	- (b)	(0.03)
Distributions from net realized gains	(2.74)		(2.43)	(0.67)	(0.72)	(1.21)	(1.12)
Total dividends and distributions	(2.82)		(2.49)	(0.72)	(0.75)	(1.21)	(1.15)
Net asset value, end of period	$13.14		$15.15	$16.87	$14.30	$14.75	$15.43
Total Return(c):	7.28%		4.67%	23.75%	2.31%	3.42%	17.16%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,599		$1,641	$2,291	$2,132	$2,676	$3,052
Average net assets (000)	$3,882		$1,953	$2,311	$2,348	$3,018	$3,150
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.60%	(f)	1.67%	1.52%	1.92%	1.89%	1.91%
Expenses before waivers and/or expense reimbursement	2.31%	(f)	2.45%	1.63%	1.92%	1.89%	1.91%
Net investment income (loss)	0.37%	(f)	0.20%	0.40%	0.19%	0.15%	-% (g)
Portfolio turnover rate(h)	44%		95%	89%	89%	112%	91%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Less than 0.005%.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity Fund	49

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2019		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.20		$16.89	$14.31	$14.77	$15.45	$14.30
Income (loss) from investment operations:
Net investment income (loss)	0.04		0.07	0.06	0.02	0.02	- (b)
Net realized and unrealized gain (loss) on investment transactions	0.77		0.73	3.24	0.27	0.51	2.30
Total from investment operations	0.81		0.80	3.30	0.29	0.53	2.30
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.06)	(0.05)	(0.03)	- (b)	(0.03)
Distributions from net realized gains	(2.74)		(2.43)	(0.67)	(0.72)	(1.21)	(1.12)
Total dividends and distributions	(2.85)		(2.49)	(0.72)	(0.75)	(1.21)	(1.15)
Net asset value, end of period	$13.16		$15.20	$16.89	$14.31	$14.77	$15.45
Total Return(c):	7.33%		4.91%	23.80%	2.24%	3.42%	17.21%

Ratios/Supplemental Data:
Net assets, end of period (000)	$20,236		$29,930	$31,518	$39,218	$38,919	$37,681
Average net assets (000)	$48,052		$31,783	$34,697	$38,344	$38,738	$35,817
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.47%	(f)	1.44%	1.53%	1.92%	1.89%	1.91%
Expenses before waivers and/or expense reimbursement	1.55%	(f)	1.55%	1.64%	1.92%	1.89%	1.91%
Net investment income (loss)	0.63%	(f)	0.43%	0.40%	0.16%	0.14%	(0.01)%
Portfolio turnover rate(g)	44%		95%	89%	89%	112%	91%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

50

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2019		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$17.20		$ 18.78	$15.83	$16.24	$16.86	$15.49
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.25	0.24	0.18	0.18	0.16
Net realized and unrealized gain (loss) on investment transactions	0.90		0.82	3.57	0.31	0.55	2.49
Total from investment operations	1.02		1.07	3.81	0.49	0.73	2.65
Less Dividends and Distributions:
Dividends from net investment income	(0.26)		(0.22)	(0.19)	(0.18)	(0.14)	(0.16)
Distributions from net realized gains	(2.74)		(2.43)	(0.67)	(0.72)	(1.21)	(1.12)
Total dividends and distributions	(3.00)		(2.65)	(0.86)	(0.90)	(1.35)	(1.28)
Net asset value, end of period	$15.22		$ 17.20	$18.78	$15.83	$16.24	$16.86
Total Return(b):	7.87%		5.98%	24.93%	3.35%	4.41%	18.39%

Ratios/Supplemental Data:
Net assets, end of period (000)	$69,742		$61,857	$56,066	$71,506	$80,096	$42,134
Average net assets (000)	$65,446		$62,456	$54,787	$75,803	$57,677	$38,052
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.48%	(e)	0.46%	0.54%	0.92%	0.89%	0.91%
Expenses before waivers and/or expense reimbursement	0.55%	(e)	0.55%	0.64%	0.92%	0.89%	0.91%
Net investment income (loss)	1.60%	(e)	1.40%	1.42%	1.18%	1.12%	0.99%
Portfolio turnover rate(f)	44%		95%	89%	89%	112%	91%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity Fund	51

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30, 2019		Year Ended October 31, 2018	December 28, 2016(a) through October 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$17.23		$18.81	$16.06
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.27	0.21
Net realized and unrealized gain (loss) on investment transactions	0.90		0.82	2.54
Total from investment operations	1.03		1.09	2.75
Less Dividends and Distributions:
Dividends from net investment income	(0.28)		(0.24)	-
Distributions from net realized gains	(2.74)		(2.43)	-
Total dividends and distributions	(3.02)		(2.67)	-
Net asset value, end of period	$15.24		$17.23	$18.81
Total Return(c):	7.93%		6.10%	17.12%

Ratios/Supplemental Data:
Net assets, end of period (000)	$98,656		$76,551	$58,304
Average net assets (000)	$84,962		$71,390	$40,448
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.35%	(f)	0.35%	0.35%	(f)
Expenses before waivers and/or expense reimbursement	0.42%	(f)	0.44%	0.47%	(f)
Net investment income (loss)	1.72%	(f)	1.51%	1.44%	(f)
Portfolio turnover rate(g)	44%		95%	89%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

52

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Deputy Chief Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer • Charles H. Smith, Anti-Money Laundering Compliance Officer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	QMA LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM QMA Large-Cap Core Equity Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QMA LARGE-CAP CORE EQUITY FUND

SHARE CLASS	A	B	C	Z	R6
NASDAQ	PTMAX	PTMBX	PTMCX	PTEZX	PTMQX
CUSIP	74441J100	74441J209	74441J308	74441J407	74441J688

MF187E2

PGIM REAL ESTATE INCOME FUND

SEMIANNUAL REPORT

APRIL 30, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: To seek income and capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Real Estate is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2019 Prudential Financial, Inc. and its related entities. PGIM Real Estate, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

PGIM Real Estate Income Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Real Estate Income Fund informative and useful. The report covers performance for the six-month period ended April 30, 2019.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Real Estate Income Fund

June 14, 2019

PGIM Real Estate Income Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/19 (without sales charges)	Average Annual Total Returns as of (with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)
Class A	13.29	8.84	3.17 (6/3/15)
Class C	12.88	13.31	3.92 (6/3/15)
Class Z	13.51	15.68	5.01 (6/3/15)
Class R6	13.41	15.44	7.50 (12/28/16)
Custom Blend Index
	10.43	9.92	—
Lipper Global Real Estate Funds Average
	11.82	9.48	—

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to each class’ inception date.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

6	Visit our website at pgiminvestments.com

Benchmark Definitions

Custom Blend Index—The Custom Blend Index is a model portfolio consisting of the FTSE EPRA/NAREIT Developed Index (80%), which is an unmanaged index and reflects the stock performance of companies engaged in specific aspects of the major real estate markets/regions of the world; and the ICE BofA Merrill Lynch 7% Constrained REIT Preferred Securities Index (20%), which is an unmanaged index that is a subset of the ICE BofA Merrill Lynch Fixed Rate Preferred Securities Index including all REIT-issued preferred securities. The average annual total returns for the Custom Blend Index measured from the month-end closest to the inception date of the Fund’s Class A, Class C, and Class Z shares are 5.21% and 7.40% for Class R6 shares.

Lipper Global Real Estate Funds Average—The Lipper Global Real Estate Funds Average includes funds that invest at least 25% but less than 75% of their equity portfolios in shares of companies engaged in the real estate industry that are strictly outside of the US or whose securities are principally traded outside of the US. The average annual total returns for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class A, Class C, and Class Z shares are 4.94% and 8.12% for Class R6 shares.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 4/30/19 (%)
VICI Properties, Inc., Specialized REITs	5.5
MGM Growth Properties LLC, Hotel & Resort REITs	5.4
Invincible Investment Corp., Hotel & Resort REITs	5.0
Apple Hospitality REIT, Inc., Hotel & Resort REITs	4.9
Medical Properties Trust, Inc., Health Care REITs	4.9

Holdings reflect only long-term investments and are subject to change.

Five Largest Sectors expressed as a percentage of net assets as of 4/30/19 (%)
Hotel & Resort REITs	23.0
Specialized REITs	16.5
Industrial REITs	16.0
Health Care REITs	13.3
Diversified REITs	10.5

Industry weightings reflect only long-term investments and are subject to change.

PGIM Real Estate Income Fund	7

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the

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period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Real Estate Income Fund		Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,132.90	1.35%	$7.14
	Hypothetical	$1,000.00	$1,018.10	1.35%	$6.76
Class C	Actual	$1,000.00	$1,128.80	2.10%	$11.08
	Hypothetical	$1,000.00	$1,014.38	2.10%	$10.49
Class Z	Actual	$1,000.00	$1,135.10	1.10%	$5.82
	Hypothetical	$1,000.00	$1,019.34	1.10%	$5.51
Class R6	Actual	$1,000.00	$1,134.10	1.10%	$5.82
	Hypothetical	$1,000.00	$1,019.34	1.10%	$5.51

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2019, and divided by the 365 days in the Fund's fiscal year ending October 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PGIM Real Estate Income Fund	9

Schedule of Investments (unaudited)

as of April 30, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 100.0%

COMMON STOCKS 81.2%

Diversified Real Estate Activities 2.5%
New World Development Co. Ltd. (Hong Kong)	144,500	$239,231
Sun Hung Kai Properties Ltd. (Hong Kong)	9,345	161,482

		400,713

Diversified REITs 9.2%
Activia Properties, Inc. (Japan)	39	162,925
Essential Properties Realty Trust, Inc.	18,478	382,125
STORE Capital Corp.	8,345	278,055
Suntec Real Estate Investment Trust (Singapore)	461,565	627,639

		1,450,744

Health Care REITs 13.3%
CareTrust REIT, Inc.	25,039	607,196
Medical Properties Trust, Inc.	44,234	772,325
Omega Healthcare Investors, Inc.	2,930	103,693
Welltower, Inc.	8,387	625,083

		2,108,297

Hotel & Resort REITs 21.7%
Apple Hospitality REIT, Inc.	47,440	780,388
DiamondRock Hospitality Co.	49,741	540,187
Host Hotels & Resorts, Inc.	16,150	310,726
Invincible Investment Corp. (Japan)	1,560	789,483
Japan Hotel REIT Investment Corp. (Japan)	197	160,482
MGM Growth Properties LLC (Class A Stock)	26,683	860,794

		3,442,060

Industrial REITs 14.0%
Americold Realty Trust	14,527	465,009
Frasers Logistics & Industrial Trust (Singapore)	155,509	135,028
LaSalle Logiport REIT (Japan)	322	345,102
Prologis Property Mexico SA de CV (Mexico)	45,119	96,508
STAG Industrial, Inc.	21,253	611,661
Tritax Big Box REIT PLC (United Kingdom)	95,167	184,491
Warehouse REIT PLC (United Kingdom)	275,933	373,921

		2,211,720

Office REITs 2.1%
Keppel REIT (Singapore)	378,310	338,933

See Notes to Financial Statements.

PGIM Real Estate Income Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Real Estate Operating Companies 2.0%
LEG Immobilien AG (Germany)	1,320	$153,930
TLG Immobilien AG (Germany)	5,200	153,348

		307,278

Retail REITs 6.3%
Kenedix Retail REIT Corp. (Japan)	96	232,454
Regency Centers Corp.	2,280	153,148
Vicinity Centres (Australia)	342,312	613,981

		999,583

Specialized REITs 10.1%
Crown Castle International Corp.	1,501	188,796
Four Corners Property Trust, Inc.	13,085	372,137
QTS Realty Trust, Inc. (Class A Stock)	3,614	163,895
VICI Properties, Inc.	38,167	870,208

		1,595,036

TOTAL COMMON STOCKS (cost $12,098,829)		12,854,364

PREFERRED STOCKS 18.8%

Diversified REITs 1.3%
PS Business Parks, Inc.(a)	8,650	209,762

Hotel & Resort REITs 1.3%
Pebblebrook Hotel Trust	7,884	203,723

Industrial REITs 2.0%
Monmouth Real Estate Investment Corp.	13,408	324,742

Office REITs 2.8%
Vornado Realty Trust	18,547	438,636

Residential REITs 5.0%
American Homes 4 Rent	15,888	396,406
Investors Real Estate Trust	9,510	237,750
UMH Properties, Inc.	6,531	163,536

		797,692

See Notes to Financial Statements.

12

Description	Shares	Value
PREFERRED STOCKS (Continued)

Specialized REITs 6.4%
EPR Properties (Class G Stock)	13,009	$319,501
Public Storage (Class W Stock)	13,913	343,929
Public Storage (Class X Stock)	13,843	346,075

		1,009,505

TOTAL PREFERRED STOCKS (cost $2,903,649)		2,984,060

TOTAL LONG-TERM INVESTMENTS (cost $15,002,478)		15,838,424

SHORT-TERM INVESTMENTS 2.8%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	227,130	227,130
PGIM Institutional Money Market Fund (cost $213,007; includes $212,853 of cash collateral for securities on loan)(b)(w)	212,964	213,028

TOTAL SHORT-TERM INVESTMENTS (cost $440,137)		440,158

TOTAL INVESTMENTS 102.8% (cost $15,442,615)		16,278,582
Liabilities in excess of other assets (2.8)%		(439,028)

NET ASSETS 100.0%		$15,839,554

Below is a list of the abbreviation(s) used in the semiannual report:

LIBOR—London Interbank Offered Rate

REIT(s)—Real Estate Investment Trust(s)

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $208,550; cash collateral of $212,853 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

PGIM Real Estate Income Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Diversified Real Estate Activities	$—	$400,713	$—
Diversified REITs	660,180	790,564	—
Health Care REITs	2,108,297	—	—
Hotel & Resort REITs	2,492,095	949,965	—
Industrial REITs	1,173,178	1,038,542	—
Office REITs	—	338,933	—
Real Estate Operating Companies	—	307,278	—
Retail REITs	153,148	846,435	—
Specialized REITs	1,595,036	—	—
Preferred Stocks
Diversified REITs	209,762	—	—
Hotel & Resort REITs	203,723	—	—
Industrial REITs	324,742	—	—
Office REITs	438,636	—	—
Residential REITs	797,692	—	—
Specialized REITs	1,009,505	—	—
Affiliated Mutual Funds	440,158	—	—

Total	$11,606,152	$4,672,430	$—

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2019 were as follows:

Hotel & Resort REITs	23.0%
Specialized REITs	16.5
Industrial REITs	16.0
Health Care REITs	13.3
Diversified REITs	10.5
Retail REITs	6.3
Residential REITs	5.0
Office REITs	4.9
Affiliated Mutual Funds (1.3% represents investments purchased with collateral from securities on loan)	2.8

Diversified Real Estate Activities	2.5%
Real Estate Operating Companies	2.0

102.8
Liabilities in excess of other assets	(2.8)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit

See Notes to Financial Statements.

14

offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(1)	Net Amount
Securities on Loan	$208,550	$(208,550)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Real Estate Income Fund	15

Statement of Assets & Liabilities (unaudited)

as of April 30, 2019

Assets
Investments at value, including securities on loan of $208,550:
Unaffiliated investments (cost $15,002,478)	$15,838,424
Affiliated investments (cost $440,137)	440,158
Receivable for Fund shares sold	59,647
Dividends and interest receivable	18,275
Due from Manager	6,565
Tax reclaim receivable	4,634
Prepaid expenses and other assets	290

Total Assets	16,367,993

Liabilities
Payable to broker for collateral for securities on loan	212,853
Payable for investments purchased	196,191
Accrued expenses and other liabilities	61,091
Payable for Fund shares reacquired	57,469
Distribution fee payable	567
Affiliated transfer agent fee payable	253
Payable to custodian	15

Total Liabilities	528,439

Net Assets	$15,839,554

Net assets were comprised of:
Shares of beneficial interest, at par	$1,624
Paid-in capital in excess of par	15,590,950
Total distributable earnings (loss)	246,980

Net assets, April 30, 2019	$15,839,554

See Notes to Financial Statements.

16

Class A
Net asset value and redemption price per share, ($639,446 ÷ 65,709 shares of beneficial interest issued and outstanding)	$9.73
Maximum sales charge (5.50% of offering price)	0.57

Maximum offering price to public	$10.30

Class C
Net asset value, offering price and redemption price per share,
($531,344 ÷ 54,602 shares of beneficial interest issued and outstanding)	$9.73

Class Z
Net asset value, offering price and redemption price per share,
($14,553,731 ÷ 1,491,710 shares of beneficial interest issued and outstanding)	$9.76

Class R6
Net asset value, offering price and redemption price per share,
($115,033 ÷ 11,808 shares of beneficial interest issued and outstanding)	$9.74

See Notes to Financial Statements.

PGIM Real Estate Income Fund	17

Statement of Operations (unaudited)

Six Months Ended April 30, 2019

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $9,291 foreign withholding tax)	$210,735
Affiliated dividend income	2,778
Income from securities lending, net (including affiliated income of $15)	413

Total income	213,926

Expenses
Management fee	40,283
Distribution fee(a)	3,222
Custodian and accounting fees	33,958
Registration fees(a)	30,504
Audit fee	15,995
Shareholders’ reports	13,113
Legal fees and expenses	8,915
Trustees’ fees	5,940
Transfer agent’s fees and expenses (including affiliated expense of $691)(a)	2,663
Miscellaneous	8,410

Total expenses	163,003
Less: Fee waiver and/or expense reimbursement(a)	(104,392)
Distribution fee waiver(a)	(153)

Net expenses	58,458

Net investment income (loss)	155,468

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	238,054
Foreign currency transactions	(4,859)

233,195

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $21)	916,107
Foreign currencies	(187)

915,920

Net gain (loss) on investment and foreign currency transactions	1,149,115

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,304,583

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	916	2,306	—	—
Registration fees	7,724	7,576	7,900	7,304
Transfer agent’s fees and expenses	703	282	1,644	34
Fee waiver and/or expense reimbursement	(13,050)	(11,291)	(72,065)	(7,986)
Distribution fee waiver	(153)	—	—	—

See Notes to Financial Statements.

18

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$155,468	$409,264
Net realized gain (loss) on investment and foreign currency transactions	233,195	(145,447)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	915,920	(445,332)

Net increase (decrease) in net assets resulting from operations	1,304,583	(181,515)

Dividends and Distributions
Distributions from distributable earnings
Class A	(12,438)	(48,178)
Class C	(8,298)	(15,295)
Class Z	(197,921)	(483,553)
Class R6	(1,940)	(1,218)

	(220,597)	(548,244)

Tax return of capital distributions
Class A	—	(6,561)
Class C	—	(2,083)
Class Z	—	(65,851)
Class R6	—	(166)

	—	(74,661)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	7,522,937	1,327,086
Net asset value of shares issued in reinvestment of dividends and distributions	219,353	614,269
Cost of shares reacquired	(966,028)	(5,056,067)

Net increase (decrease) in net assets from Fund share transactions	6,776,262	(3,114,712)

Total increase (decrease)	7,860,248	(3,919,132)

Net Assets:
Beginning of period	7,979,306	11,898,438

End of period	$15,839,554	$7,979,306

See Notes to Financial Statements.

PGIM Real Estate Income Fund	19

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 9 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was established as a Delaware business trust on September 18, 1998. The Trust currently consists of five funds: PGIM Absolute Return Bond Fund and PGIM QMA Large-Cap Core Equity Fund, each of which are diversified funds and PGIM International Bond Fund, PGIM Select Real Estate Fund and PGIM Real Estate Income Fund, each of which are non-diversified funds for purposes of the 1940 Act. These financial statements relate only to the PGIM Real Estate Income Fund (the “Fund”).

The investment objective of the Fund is to seek income and capital appreciation.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

20

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s

PGIM Real Estate Income Fund	21

Notes to Financial Statements (unaudited) (continued)

most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term

22

portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a Subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of

PGIM Real Estate Income Fund	23

Notes to Financial Statements (unaudited) (continued)

the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): The Fund invests in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Tax reform legislation commonly referred to as the Tax Cuts and Jobs Act permits a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends. The tax legislation did not expressly permit regulated investment companies (“RICs”) paying dividends attributable to such income to pass through this special treatment to its shareholders. On January 18, 2019, the Internal Revenue Service issued final regulations that permit RICs to pass through “qualified REIT dividends” to their shareholders.

24

Dividends and Distributions: The Fund expects to pay dividends from net investment income quarterly. Distributions from net realized capital and currency gains, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Real Estate unit. The subadvisory agreement provides that PGIM Real Estate will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM Real Estate is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM Real Estate, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.80% of the Fund’s average daily net assets up to and including $1 billion, 0.78% of the next $2 billion, 0.76% of the next $2 billion, 0.75% of the next $5 billion and 0.74% of the Fund’s average daily net assets in excess of $10 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.80% for the six months ended April 30, 2019.

PGIM Real Estate Income Fund	25

Notes to Financial Statements (unaudited) (continued)

The Manager has contractually agreed, through February 29, 2020, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.35% of average daily net assets for Class A shares, 2.10% of average daily net assets for Class C shares, 1.10% of average daily net assets for Class Z shares, and 1.10% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30% and 1% of the average daily net assets of the Class A and Class C shares, respectively. PIMS has contractually agreed through February 29, 2020 to limit such fees to 0.25% of the average daily net assets of Class A shares.

For the reporting period ended April 30, 2019, PIMS received $4,228 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2019, PIMS did not receive any contingent deferred sales charges imposed upon redemptions by certain Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

26

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. Any 17a-7 transactions for the reporting period are disclosed in the “Portfolio Securities” note, below.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2019, were $18,557,209 and $11,726,699, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended April 30, 2019, is presented as follows:

PGIM Real Estate Income Fund	27

Notes to Financial Statements (unaudited) (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$34,101	$9,349,132	$9,156,103	$—	$—	$227,130	227,130	$2,778
PGIM Institutional Money Market Fund*
4	419,511	206,508	21	—	213,028	212,964	15	**

$34,105	$9,768,643	$9,362,611	$21	$—	$440,158		$2,793

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

For the reporting period ended April 30, 2019, no 17a-7 transactions were entered into by the Fund.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2019 were as follows:

Tax Basis	$15,556,156

Gross Unrealized Appreciation	868,544
Gross Unrealized Depreciation	(146,118)

Net Unrealized Appreciation	$722,426

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2018 of approximately $640,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

28

6. Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, divided four into classes, designated Class A, Class C, Class Z and Class R6.

As of April 30, 2019, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned 1,195 Class C shares, 620,174 Class Z shares and 1,216 Class R6 shares of the Fund. At reporting period end, three shareholders of record, each holding greater than 5% of the Fund, held 92% of the Fund’s outstanding shares, of which 38% were held by an affiliate of Prudential.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2019:
Shares sold	10,626	$92,896
Shares issued in reinvestment of dividends and distributions	1,352	12,078
Shares reacquired	(18,093)	(153,228)

Net increase (decrease) in shares outstanding before conversion	(6,115)	(48,254)
Shares issued upon conversion from other share class(es)	868	8,458

Net increase (decrease) in shares outstanding	(5,247)	$(39,796)

Year ended October 31, 2018:
Shares sold	62,102	$563,140
Shares issued in reinvestment of dividends and distributions	5,192	47,838
Shares reacquired	(91,370)	(847,176)

Net increase (decrease) in shares outstanding	(24,076)	$(236,198)

PGIM Real Estate Income Fund	29

Notes to Financial Statements (unaudited) (continued)

Class C	Shares	Amount
Six months ended April 30, 2019:
Shares sold	23,193	$201,795
Shares issued in reinvestment of dividends and distributions	925	8,298
Shares reacquired	(7,067)	(58,127)

Net increase (decrease) in shares outstanding before conversion	17,051	151,966
Shares reacquired upon conversion into other share class(es)	(867)	(8,458)

Net increase (decrease) in shares outstanding	16,184	$143,508

Year ended October 31, 2018:
Shares sold	13,698	$123,497
Shares issued in reinvestment of dividends and distributions	1,895	17,378
Shares reacquired	(7,429)	(69,546)

Net increase (decrease) in shares outstanding before conversion	8,164	71,329
Shares reacquired upon conversion into other share class(es)	(212)	(1,877)

Net increase (decrease) in shares outstanding	7,952	$69,452

Class Z
Six months ended April 30, 2019:
Shares sold	759,039	$7,194,668
Shares issued in reinvestment of dividends and distributions	21,446	197,037
Shares reacquired	(80,804)	(754,039)

Net increase (decrease) in shares outstanding	699,681	$6,637,666

Year ended October 31, 2018:
Shares sold	61,945	$577,934
Shares issued in reinvestment of dividends and distributions	59,580	547,669
Shares reacquired	(439,676)	(4,139,345)

Net increase (decrease) in shares outstanding before conversion	(318,151)	(3,013,742)
Shares issued upon conversion from other share class(es)	212	1,877

Net increase (decrease) in shares outstanding	(317,939)	$(3,011,865)

Class R6
Six months ended April 30, 2019:
Shares sold	3,647	$33,578
Shares issued in reinvestment of dividends and distributions	213	1,940
Shares reacquired	(65)	(634)

Net increase (decrease) in shares outstanding	3,795	$34,884

Year ended October 31, 2018:
Shares sold	6,742	$62,515
Shares issued in reinvestment of dividends and distributions	154	1,384

Net increase (decrease) in shares outstanding	6,896	$63,899

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period

30

October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2019.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

PGIM Real Estate Income Fund	31

Notes to Financial Statements (unaudited) (continued)

Non-diversification Risk: A non-diversified Fund may invest a greater percentage of its assets in the securities of a single company or industry than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Risks of Investing in equity REITs: Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of payments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in equity REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the equity REITs, while mortgage REITs may be affected by the quality of any credit extended. Equity REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Since equity REITs are relatively smaller in size when compared to the broader market, and smaller companies tend to be more volatile than larger companies, they may be more volatile and/or more illiquid than other types of equity securities. Equity REITs are subject to interest rate risks. Equity REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each equity REIT in which it invests, in addition to the expenses of the Fund.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU

32

effective immediately. At this time, the Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

PGIM Real Estate Income Fund	33

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,			June 3, 2015(a) through October 31,
	2019		2018	2017	2016	2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$8.76		$9.62	$9.66	$9.59	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.34	0.39	0.24	0.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.01		(0.63)	0.05	0.39	(0.38)
Total from investment operations	1.15		(0.29)	0.44	0.63	(0.25)
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.50)	(0.48)	(0.56)	(0.16)
Tax return of capital distributions	-		(0.07)	-	-	-
Total dividends and distributions	(0.18)		(0.57)	(0.48)	(0.56)	(0.16)
Net asset value, end of period	$9.73		$8.76	$9.62	$9.66	$9.59
Total Return(c):	13.29%		(3.15)%	4.60%	6.92%	(2.55)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$639		$621	$914	$637	$33
Average net assets (000)	$616		$878	$744	$186	$24
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.35%	(f)	1.36%	1.35%	1.35%	1.36% (f)
Expenses before waivers and/or expense reimbursement	5.67%	(f)	4.85%	3.30%	3.37%	9.50% (f)
Net investment income (loss)	3.04%	(f)	3.73%	4.00%	2.45%	3.15% (f)
Portfolio turnover rate(g)	110%		153%	137%	113%	98%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,			June 3, 2015(a) through October 31,
	2019		2018	2017	2016	2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$8.76		$9.62	$9.66	$9.58	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.27	0.32	0.19	0.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.02		(0.63)	0.05	0.38	(0.40)
Total from investment operations	1.12		(0.36)	0.37	0.57	(0.29)
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.44)	(0.41)	(0.49)	(0.13)
Tax return of capital distributions	-		(0.06)	-	-	-
Total dividends and distributions	(0.15)		(0.50)	(0.41)	(0.49)	(0.13)
Net asset value, end of period	$9.73		$8.76	$9.62	$9.66	$9.58
Total Return(c):	12.88%		(3.85)%	3.83%	6.22%	(2.91)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$531		$336	$293	$321	$13
Average net assets (000)	$465		$314	$309	$151	$11
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	2.10%	(f)	2.11%	2.10%	2.10%	2.13% (f)
Expenses before waivers and/or expense reimbursement	7.00%	(f)	8.85%	4.00%	4.78%	10.11% (f)
Net investment income (loss)	2.26%	(f)	2.98%	3.29%	1.98%	2.87% (f)
Portfolio turnover rate(g)	110%		153%	137%	113%	98%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Real Estate Income Fund	35

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,			June 3, 2015(a) through October 31,
	2019		2018	2017	2016	2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$8.78		$9.62	$9.66	$9.59	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.39	0.40	0.38	0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.03		(0.64)	0.06	0.28	(0.41)
Total from investment operations	1.17		(0.25)	0.46	0.66	(0.25)
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.52)	(0.50)	(0.59)	(0.16)
Tax return of capital distributions	-		(0.07)	-	-	-
Total dividends and distributions	(0.19)		(0.59)	(0.50)	(0.59)	(0.16)
Net asset value, end of period	$9.76		$8.78	$9.62	$9.66	$9.59
Total Return(c):	13.51%		(2.70)%	4.85%	7.19%	(2.47)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14,554		$6,951	$10,681	$5,512	$4,886
Average net assets (000)	$8,985		$8,632	$8,961	$5,008	$4,868
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.10%	(f)	0.98%	1.10%	1.10%	1.10% (f)
Expenses before waivers and/or expense reimbursement	2.72%	(f)	2.81%	2.96%	4.85%	8.98% (f)
Net investment income (loss)	3.13%	(f)	4.25%	4.17%	3.98%	4.08% (f)
Portfolio turnover rate(g)	110%		153%	137%	113%	98%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

36

Class R6 Shares
	Six Months Ended April 30, 2019		Year Ended October 31, 2018	December 28, 2016(a) through October 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$8.76		$9.62	$9.33
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.25	0.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.03		(0.52)	0.38
Total from investment operations	1.17		(0.27)	0.69
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.50)	(0.40)
Tax return of capital distributions	-		(0.09)	-
Total dividends and distributions	(0.19)		(0.59)	(0.40)
Net asset value, end of period	$9.74		$8.76	$9.62
Total Return(c):	13.41%		(2.92)%	7.43%

Ratios/Supplemental Data:
Net assets, end of period (000)	$115		$70	$11
Average net assets (000)	$89		$17	$11
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.10%	(f)	1.10%	1.10%	(f)
Expenses before waivers and/or expense reimbursement	19.21%	(f)	91.97%	2.79%	(f)
Net investment income (loss)	3.11%	(f)	2.70%	3.78%	(f)
Portfolio turnover rate(g)	110%		153%	137%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Real Estate Income Fund	37

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Deputy Chief Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer • Charles H. Smith, Anti-Money Laundering Compliance Officer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Real Estate	7 Giralda Farms Madison, NJ 07940

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Real Estate Income Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM REAL ESTATE INCOME FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PRKAX	PRKCX	PRKZX	PRKQX
CUSIP	74441J761	74441J753	74441J746	74441J670

MF228E2

PGIM SELECT REAL ESTATE FUND

SEMIANNUAL REPORT

APRIL 30, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Capital appreciation and income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Real Estate is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2019 Prudential Financial, Inc. and its related entities. PGIM Real Estate, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

PGIM Select Real Estate Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Select Real Estate Fund informative and useful. The report covers performance for the six-month period ended April 30, 2019.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Select Real Estate Fund

June 14, 2019

PGIM Select Real Estate Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/19 (without sales charges)	Average Annual Total Returns as of 4/30/19 (with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)
Class A	17.19	11.00	5.85 (8/1/14)
Class C	16.76	15.68	6.29 (8/1/14)
Class Z	17.41	17.71	7.38 (8/1/14)
Class R6	17.37	17.79	7.36 (8/1/14)
FTSE EPRA/NAREIT Developed Index
	10.75	9.62	4.77
S&P 500 Index
	9.75	13.48	11.56
Lipper Global Real Estate Funds Average
	11.82	9.48	4.84

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definitions

FTSE EPRA/NAREIT Developed Index—The Financial Times Stock Exchange European Public Real Estate Association/National Association of Real Estate Investment Trusts (FTSE EPRA/NAREIT) Developed Index reflects the stock performance of companies engaged in specific aspects of the major real estate markets/regions of the world.

S&P 500 Index—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Lipper Global Real Estate Funds Average—The Lipper Global Real Estate Funds Average (Lipper Average) includes funds that invest at least 25% but less than 75% of their equity portfolios in shares of companies engaged in the real estate industry that are strictly outside of the US or whose securities are principally traded outside of the US.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

PGIM Select Real Estate Fund	7

Your Fund’s Performance (continued)

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 4/30/19 (%)
Americold Realty Trust, Industrial REITs	8.8
Mitsui Fudosan Co. Ltd., Diversified Real Estate Activities	4.7
JBG SMITH Properties, Office REITs	4.2
CareTrust REIT, Inc., Health Care REITs	4.2
Equity LifeStyle Properties, Inc., Residential REITs	4.1

Holdings reflect only long-term investments and are subject to change.

Five Largest Sectors expressed as a percentage of net assets as of 4/30/19 (%)
Industrial REITs	24.2
Office REITs	19.7
Residential REITs	12.1
Diversified Real Estate Activities	9.7
Real Estate Operating Companies	7.7

Sector weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not

PGIM Select Real Estate Fund	9

Fees and Expenses (continued)

reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Select Real Estate Fund		Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,171.90	1.30%	$7.00
	Hypothetical	$1,000.00	$1,018.35	1.30%	$6.51
Class C	Actual	$1,000.00	$1,167.60	2.05%	$11.02
	Hypothetical	$1,000.00	$1,014.63	2.05%	$10.24
Class Z	Actual	$1,000.00	$1,174.10	1.05%	$5.66
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26
Class R6	Actual	$1,000.00	$1,173.70	1.05%	$5.66
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2019, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 97.7%

COMMON STOCKS

Diversified Real Estate Activities 9.7%
Mitsui Fudosan Co. Ltd. (Japan)	22,100	$512,588
New World Development Co. Ltd. (Hong Kong)	134,000	221,847
Sun Hung Kai Properties Ltd. (Hong Kong)	18,500	319,682

		1,054,117

Diversified REITs 5.5%
American Assets Trust, Inc.	4,934	227,902
Essential Properties Realty Trust, Inc.	5,169	106,895
STORE Capital Corp.	7,881	262,595

		597,392

Health Care REITs 7.5%
CareTrust REIT, Inc.	18,711	453,742
Welltower, Inc.	4,922	366,836

		820,578

Hotel & Resort REITs 6.8%
Ascendas Hospitality Trust (Singapore)	229,000	156,710
Japan Hotel REIT Investment Corp. (Japan)	337	274,530
MGM Growth Properties LLC (Class A Stock)	9,475	305,663

		736,903

Industrial REITs 24.2%
Americold Realty Trust	30,094	963,309
Goodman Group (Australia)	33,673	312,980
Mitsui Fudosan Logistics Park, Inc. (Japan)	75	238,322
Rexford Industrial Realty, Inc.	11,822	447,936
Segro PLC (United Kingdom)	27,890	246,879
STAG Industrial, Inc.	8,040	231,391
Summit Industrial Income (Canada)	22,128	195,893

		2,636,710

Office REITs 19.7%
Allied Properties Real Estate Investment Trust (Canada)	3,303	116,938
Dexus (Australia)	27,978	247,100
Great Portland Estates PLC (United Kingdom)	20,105	197,971
Green REIT PLC (Ireland)	64,145	122,102
Hudson Pacific Properties, Inc.	5,072	176,810
Inmobiliaria Colonial Socimi SA (Spain)	33,110	356,698

See Notes to Financial Statements.

PGIM Select Real Estate Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Office REITs (cont’d.)
JBG SMITH Properties	10,724	$456,306
Nippon Building Fund, Inc. (Japan)	28	180,403
Tier REIT, Inc.	7,589	215,072
Vornado Realty Trust	1,192	82,415

		2,151,815

Real Estate Operating Companies 7.7%
Fabege AB (Sweden)	14,992	208,354
Swire Properties Ltd. (Hong Kong)	50,800	206,621
Vonovia SE (Germany)	8,492	424,256

		839,231

Residential REITs 12.1%
AvalonBay Communities, Inc.	1,653	332,137
Camden Property Trust	3,474	349,658
Canadian Apartment Properties (Canada)	5,305	189,795
Equity LifeStyle Properties, Inc.	3,871	451,746

		1,323,336

Retail REITs 3.1%
Link REIT (Hong Kong)	29,347	342,524

Specialized REITs 1.4%
VICI Properties, Inc.	6,595	150,366

TOTAL LONG-TERM INVESTMENTS (cost $9,458,056)		10,652,972

SHORT-TERM INVESTMENT 2.4%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $266,705)(w)	266,705	266,705

TOTAL INVESTMENTS 100.1% (cost $9,724,761)		10,919,677
Liabilities in excess of other assets (0.1)%		(14,238)

NET ASSETS 100.0%		$10,905,439

Below is a list of the abbreviation(s) used in the semiannual report:

LIBOR—London Interbank Offered Rate

REIT(s)—Real Estate Investment Trust(s)

See Notes to Financial Statements.

12

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Diversified Real Estate Activities	$—	$1,054,117	$—
Diversified REITs	597,392	—	—
Health Care REITs	820,578	—	—
Hotel & Resort REITs	305,663	431,240	—
Industrial REITs	1,838,529	798,181	—
Office REITs	1,047,541	1,104,274	—
Real Estate Operating Companies	—	839,231	—
Residential REITs	1,323,336	—	—
Retail REITs	—	342,524	—
Specialized REITs	150,366	—	—
Affiliated Mutual Fund	266,705	—	—

Total	$6,350,110	$4,569,567	$—

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2019 were as follows:

Industrial REITs	24.2%
Office REITs	19.7
Residential REITs	12.1
Diversified Real Estate Activities	9.7
Real Estate Operating Companies	7.7
Health Care REITs	7.5
Hotel & Resort REITs	6.8
Diversified REITs	5.5
Retail REITs	3.1%
Affiliated Mutual Fund	2.4
Specialized REITs	1.4

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

PGIM Select Real Estate Fund	13

Statement of Assets & Liabilities (unaudited)

as of April 30, 2019

Assets
Investments at value:
Unaffiliated investments (cost $9,458,056)	$10,652,972
Affiliated investments (cost $266,705)	266,705
Receivable for investments sold	138,130
Receivable for Fund shares sold	22,983
Dividends receivable	17,466
Due from Manager	10,304
Tax reclaim receivable	2,098
Prepaid expenses	284

Total Assets	11,110,942

Liabilities
Payable for investments purchased	138,172
Custodian and accounting fees payable	20,102
Audit fee payable	17,295
Registration fees payable	16,549
Accrued expenses and other liabilities	11,852
Affiliated transfer agent fee payable	795
Distribution fee payable	738

Total Liabilities	205,503

Net Assets	$10,905,439

Net assets were comprised of:
Shares of beneficial interest, at par	$940
Paid-in capital in excess of par	9,558,242
Total distributable earnings (loss)	1,346,257

Net assets, April 30, 2019	$10,905,439

See Notes to Financial Statements.

14

Class A
Net asset value and redemption price per share, ($3,173,230 ÷ 271,235 shares of beneficial interest issued and outstanding)	$11.70
Maximum sales charge (5.50% of offering price)	0.68

Maximum offering price to public	$12.38

Class C
Net asset value, offering price and redemption price per share, ($138,839 ÷ 11,989 shares of beneficial interest issued and outstanding)	$11.58

Class Z
Net asset value, offering price and redemption price per share, ($587,880 ÷ 50,173 shares of beneficial interest issued and outstanding)	$11.72

Class R6
Net asset value, offering price and redemption price per share, ($7,005,490 ÷ 607,013 shares of beneficial interest issued and outstanding)	$11.54

See Notes to Financial Statements.

PGIM Select Real Estate Fund	15

Statement of Operations (unaudited)

Six Months Ended April 30, 2019

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $6,435 foreign withholding tax)	$120,915
Affiliated dividend income	1,999

Total income	122,914

Expenses
Management fee	38,141
Distribution fee(a)	4,586
Custodian and accounting fees	33,043
Registration fees(a)	30,843
Audit fee	17,295
Shareholders’ reports	11,568
Legal fees and expenses	8,956
Trustees’ fees	5,940
Transfer agent’s fees and expenses (including affiliated expense of $2,132)(a)	2,267
Miscellaneous	7,478

Total expenses	160,117
Less: Fee waiver and/or expense reimbursement(a)	(105,472)
Distribution fee waiver(a)	(684)

Net expenses	53,961

Net investment income (loss)	68,953

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	196,867
Foreign currency transactions	(386)

196,481

Net change in unrealized appreciation (depreciation) on:
Investments	1,258,620
Foreign currencies	(116)

1,258,504

Net gain (loss) on investment and foreign currency transactions	1,454,985

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,523,938

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	4,104	482	—	—
Registration fees	7,710	7,711	7,711	7,711
Transfer agent’s fees and expenses	1,986	60	203	18
Fee waiver and/or expense reimbursement	(30,463)	(8,502)	(10,044)	(56,463)
Distribution fee waiver	(684)	—	—	—

See Notes to Financial Statements.

16

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$68,953	$136,475
Net realized gain (loss) on investment and foreign currency transactions	196,481	334,051
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,258,504	(380,990)

Net increase (decrease) in net assets resulting from operations	1,523,938	89,536

Dividends and Distributions
Distributions from distributable earnings
Class A	(87,879)	(31,115)
Class C	(1,818)	(1,166)
Class Z	(4,206)	(3,847)
Class R6	(216,066)	(160,410)

	(309,969)	(196,538)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	1,066,672	2,829,409
Net asset value of shares issued in reinvestment of dividends and distributions	309,962	196,537
Cost of shares reacquired	(387,855)	(628,179)

Net increase (decrease) in net assets from Fund share transactions	988,779	2,397,767

Total increase (decrease)	2,202,748	2,290,765

Net Assets:
Beginning of period	8,702,691	6,411,926

End of period	$10,905,439	$8,702,691

See Notes to Financial Statements.

PGIM Select Real Estate Fund	17

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 9 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was established as a Delaware business trust on September 18, 1998. The Trust currently consists of five funds: PGIM Absolute Return Bond Fund and PGIM QMA Large-Cap Core Equity Fund, each of which are diversified funds and PGIM International Bond Fund, PGIM Select Real Estate Fund and PGIM Real Estate Income Fund, each of which are non-diversified funds for purposes of the 1940 Act. These financial statements relate only to the PGIM Select Real Estate Fund (the “Fund”).

The investment objective of the Fund is to seek income and capital appreciation.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

18

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s

PGIM Select Real Estate Fund	19

Notes to Financial Statements (unaudited) (continued)

most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term

20

portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a Subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): The Fund invests in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder

PGIM Select Real Estate Fund	21

Notes to Financial Statements (unaudited) (continued)

servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Tax reform legislation commonly referred to as the Tax Cuts and Jobs Act permits a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends. The tax legislation did not expressly permit regulated investment companies (“RICs”) paying dividends attributable to such income to pass through this special treatment to its shareholders. On January 18, 2019, the Internal Revenue Service issued final regulations that permit RICs to pass through “qualified REIT dividends” to their shareholders.

Dividends and Distributions: The Fund expects to pay dividends from net investment income quarterly. Distributions from net realized capital and currency gains, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of

22

legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Real Estate unit. The subadvisory agreement provides that PGIM Real Estate will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM Real Estate is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM Real Estate, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.80% of the Fund’s average daily net assets up to and including $1 billion, 0.78% of the next $2 billion, 0.76% of the next $2 billion, 0.75% of the next $5 billion and 0.74% of the Fund’s average daily net assets in excess of $10 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.80% for the six months ended April 30, 2019.

The Manager has contractually agreed, through February 29, 2020, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.30% of average daily net assets for Class A shares, 2.05% of average daily net assets for Class C shares, 1.05% of average daily net assets for Class Z shares, and 1.05% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution

PGIM Select Real Estate Fund	23

Notes to Financial Statements (unaudited) (continued)

fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30% and 1% of the average daily net assets of the Class A and Class C shares, respectively. PIMS has contractually agreed through February 29, 2020 to limit such fees to 0.25% of the average daily net assets of the Class A shares.

For the reporting period ended April 30, 2019, PIMS received $1,303 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2019, PIMS did not receive any contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc., and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. Any 17a-7 transactions for the reporting period are disclosed in the “Portfolio Securities” note, below.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned

24

underlying fund, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2019, were $10,921,390 and $10,359,236, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended April 30, 2019, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$125,211	$2,853,746	$2,712,252	$—	$—	$266,705	266,705	$1,999

*	The Fund did not have any capital gain distributions during the reporting period.

For the reporting period ended April 30, 2019, no 17a-7 transactions were entered into by the Fund.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2019 were as follows:

Tax Basis	$9,753,815

Gross Unrealized Appreciation	1,209,105
Gross Unrealized Depreciation	(43,243)

Net Unrealized Appreciation	$1,165,862

The book basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

PGIM Select Real Estate Fund	25

Notes to Financial Statements (unaudited) (continued)

6. Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of April 30, 2019, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned 1,184 Class A shares, 1,154 Class C shares, 1,196 Class Z shares and 607,013 Class R6 shares of the Fund. At reporting period end, two shareholders of record, each holding greater than 5% of the Fund, held 90% of the Fund’s outstanding shares, of which 90% were held by an affiliate of Prudential.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2019:
Shares sold	41,997	$470,592
Shares issued in reinvestment of dividends and distributions	8,570	87,872
Shares reacquired	(32,218)	(341,753)

Net increase (decrease) in shares outstanding	18,349	$216,711

Year ended October 31, 2018:
Shares sold	270,402	$2,782,141
Shares issued in reinvestment of dividends and distributions	2,972	31,114
Shares reacquired	(43,052)	(457,139)

Net increase (decrease) in shares outstanding before conversion	230,322	2,356,116
Shares reacquired upon conversion into other share class(es)	(1,701)	(17,508)

Net increase (decrease) in shares outstanding	228,621	$2,338,608

26

Class C	Shares	Amount
Six months ended April 30, 2019:
Shares sold	6,312	$64,426
Shares issued in reinvestment of dividends and distributions	180	1,818
Shares reacquired	(5)	(47)

Net increase (decrease) in shares outstanding	6,487	$66,197

Year ended October 31, 2018:
Shares issued in reinvestment of dividends and distributions	111	$1,166
Shares reacquired	(1,265)	(13,090)

Net increase (decrease) in shares outstanding	(1,154)	$(11,924)

Class Z
Six months ended April 30, 2019:
Shares sold	47,487	$531,654
Shares issued in reinvestment of dividends and distributions	387	4,206
Shares reacquired	(3,978)	(46,055)

Net increase (decrease) in shares outstanding	43,896	$489,805

Year ended October 31, 2018:
Shares sold	4,491	$47,268
Shares issued in reinvestment of dividends and distributions	362	3,847
Shares reacquired	(14,907)	(157,950)

Net increase (decrease) in shares outstanding before conversion	(10,054)	(106,835)
Shares issued upon conversion from other share class(es)	1,698	17,508

Net increase (decrease) in shares outstanding	(8,356)	$(89,327)

Class R6
Six months ended April 30, 2019:
Shares issued in reinvestment of dividends and distributions	21,327	$216,066

Net increase (decrease) in shares outstanding	21,327	$216,066

Year ended October 31, 2018:
Shares issued in reinvestment of dividends and distributions	15,341	$160,410

Net increase (decrease) in shares outstanding	15,341	$160,410

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large

PGIM Select Real Estate Fund	27

Notes to Financial Statements (unaudited) (continued)

scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2019.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-diversification Risk: A non-diversified Fund may invest a greater percentage of its assets in the securities of a single company or industry than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

28

Risks of Investing in equity REITs: Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of payments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in equity REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the equity REITs, while mortgage REITs may be affected by the quality of any credit extended. Equity REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Since equity REITs are relatively smaller in size when compared to the broader market, and smaller companies tend to be more volatile than larger companies, they may be more volatile and/or more illiquid than other types of equity securities. Equity REITs are subject to interest rate risks. Equity REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each equity REIT in which it invests, in addition to the expenses of the Fund.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

PGIM Select Real Estate Fund	29

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,				August 1, 2014(a) through October 31,
	2019		2018	2017	2016	2015	2014
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.33		$10.54	$10.00	$10.71	$10.30	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.12	0.12	0.17	0.09	0.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.65		(0.08)	0.76	(0.18)	0.41	0.29
Total from investment operations	1.72		0.04	0.88	(0.01)	0.50	0.30
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.25)	(0.11)	(0.28)	-	-
Distributions from net realized gains	(0.20)		-	(0.23)	(0.42)	(0.09)	-
Total dividends and distributions	(0.35)		(0.25)	(0.34)	(0.70)	(0.09)	-
Net asset value, end of period	$11.70		$10.33	$10.54	$10.00	$10.71	$10.30
Total Return(c):	17.19%		0.37%	9.08%	0.01%	4.85%	3.00%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,173		$2,612	$256	$185	$62	$18
Average net assets (000)	$2,758		$1,645	$242	$119	$27	$15
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.30%	(f)	1.30%	1.30%	1.33%	1.35%	1.35%	(f)
Expenses before waivers and/or expense reimbursement	3.58%	(f)	4.02%	4.63%	4.81%	5.16%	20.58%	(f)
Net investment income (loss)	1.28%	(f)	1.14%	1.15%	1.70%	0.86%	0.46%	(f)
Portfolio turnover rate(g)	108%		202%	142%	158%	150%	18%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

30

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,				August 1, 2014(a) through October 31,
	2019		2018	2017	2016	2015	2014
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.23		$10.44	$9.94	$10.60	$10.28	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.02		0.09	0.04	0.11	(0.03)	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.65		(0.12)	0.75	(0.18)	0.44	0.29
Total from investment operations	1.67		(0.03)	0.79	(0.07)	0.41	0.28
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.18)	(0.06)	(0.17)	-	-
Distributions from net realized gains	(0.20)		-	(0.23)	(0.42)	(0.09)	-
Total dividends and distributions	(0.32)		(0.18)	(0.29)	(0.59)	(0.09)	-
Net asset value, end of period	$11.58		$10.23	$10.44	$9.94	$10.60	$10.28
Total Return(c):	16.76%		(0.34)%	8.11%	(0.63)%	3.98%	2.80%
Ratios/Supplemental Data:
Net assets, end of period (000)	$139		$56	$69	$59	$36	$10
Average net assets (000)	$97		$64	$70	$48	$46	$10
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	2.05%	(f)	2.05%	2.05%	2.08%	2.10%	2.10%	(f)
Expenses before waivers and/or expense reimbursement	19.69%	(f)	29.08%	5.33%	5.64%	5.54%	20.42%	(f)
Net investment income (loss)	0.37%	(f)	0.91%	0.36%	1.08%	(0.30)%	(0.26	)%(f)
Portfolio turnover rate(g)	108%		202%	142%	158%	150%	18%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Select Real Estate Fund	31

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,				August 1, 2014(a) through October 31,
	2019		2018	2017	2016	2015	2014
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.34		$10.56	$10.02	$10.74	$10.31	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.22	0.15	0.21	0.10	0.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.68		(0.16)	0.76	(0.18)	0.42	0.29
Total from investment operations	1.75		0.06	0.91	0.03	0.52	0.31
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.28)	(0.14)	(0.33)	-	-
Distributions from net realized gains	(0.20)		-	(0.23)	(0.42)	(0.09)	-
Total dividends and distributions	(0.37)		(0.28)	(0.37)	(0.75)	(0.09)	-
Net asset value, end of period	$11.72		$10.34	$10.56	$10.02	$10.74	$10.31
Total Return(c):	17.41%		0.51%	9.32%	0.36%	5.04%	3.10%
Ratios/Supplemental Data:
Net assets, end of period (000)	$588		$65	$154	$138	$107	$10
Average net assets (000)	$288		$145	$148	$139	$39	$10
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.05%	(f)	1.05%	1.05%	1.08%	1.10%	1.10%	(f)
Expenses before waivers and/or expense reimbursement	8.07%	(f)	14.17%	4.35%	4.82%	5.16%	19.50%	(f)
Net investment income (loss)	1.24%	(f)	2.07%	1.43%	2.09%	0.98%	0.77%	(f)
Portfolio turnover rate(g)	108%		202%	142%	158%	150%	18%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

32

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,				August 1, 2014(a) through October 31,
	2019		2018	2017	2016	2015	2014
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.19		$10.40	$9.88	$10.63	$10.31	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.20	0.14	0.22	0.10	0.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.64		(0.13)	0.75	(0.20)	0.41	0.29
Total from investment operations	1.72		0.07	0.89	0.02	0.51	0.31
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.28)	(0.14)	(0.35)	(0.10)	-
Distributions from net realized gains	(0.20)		-	(0.23)	(0.42)	(0.09)	-
Total dividends and distributions	(0.37)		(0.28)	(0.37)	(0.77)	(0.19)	-
Net asset value, end of period	$11.54		$10.19	$10.40	$9.88	$10.63	$10.31
Total Return(c):	17.37%		0.62%	9.25%	0.30%	5.01%	3.10%
Ratios/Supplemental Data:
Net assets, end of period (000)	$7,005		$5,970	$5,932	$5,441	$5,423	$5,165
Average net assets (000)	$6,470		$6,039	$5,687	$5,413	$5,288	$4,983
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.05%	(f)	1.05%	1.05%	1.08%	1.10%	1.10%	(f)
Expenses before waivers and/or expense reimbursement	2.81%	(f)	3.07%	4.02%	4.40%	4.51%	14.06%	(f)
Net investment income (loss)	1.54%	(f)	1.89%	1.42%	2.18%	0.96%	0.75%	(f)
Portfolio turnover rate(g)	108%		202%	142%	158%	150%	18%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Select Real Estate Fund	33

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Deputy Chief Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer • Charles H. Smith, Anti-Money Laundering Compliance Officer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Real Estate	7 Giralda Farms Madison, NJ 07940

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Select Real Estate Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM SELECT REAL ESTATE FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	SREAX	SRECX	SREZX	SREQX
CUSIP	74441J811	74441J795	74441J779	74441J787

MF223E2

PGIM INTERNATIONAL BOND FUND

SEMIANNUAL REPORT

APRIL 30, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Total return, made up of current income and capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2019 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM International Bond Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM International Bond Fund informative and useful. The report covers performance for the six-month period ended April 30, 2019.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM International Bond Fund

June 14, 2019

PGIM International Bond Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/19 (without sales charges)	Average Annual Total Returns as of 4/30/19 (with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)
Class A	7.23	0.95	3.90 (12/14/16)
Class C	6.83	3.94	5.10 (12/14/16)
Class Z	7.36	5.96	6.20 (12/14/16)
Class R6	7.36	5.97	6.20 (12/14/16)
Bloomberg Barclays Global Aggregate ex-USD (USD Hedged) Index
	4.65	5.38	3.75
Lipper International Income Funds Average
	4.21	0.17	3.57

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	4.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definitions

Bloomberg Barclays Global Aggregate ex-USD (USD Hedged) Index—The Bloomberg Barclays Global Aggregate ex-USD (USD Hedged) Index provides a broad-based measure of the global investment-grade fixed income markets, with index components for the Pan-European Aggregate and the Asian-Pacific Aggregate excluding US dollar-denominated components.

Lipper International Income Funds Average—Funds in the Lipper International Income Funds Average invest primarily in non-US dollar and US dollar debt securities of issuers located in at least three countries, excluding the US, except in periods of market weakness.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

PGIM International Bond Fund	7

Your Fund’s Performance (continued)

Distributions and Yields as of 4/30/19
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.80	1.16	–7.95
Class C	0.76	0.46	–56.77
Class Z	0.81	1.46	–0.19
Class R6	0.81	1.47	0.81

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

Credit Quality expressed as a percentage of total investments as of 4/30/19 (%)
AAA	11.7
AA	6.6
A	21.7
BBB	29.3
BB	13.0
B	3.6
Not Rated	3.6
Cash/Cash Equivalents	10.6
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM International Bond Fund	9

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM International Bond Fund		Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,072.30	0.99%	$5.09
	Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96
Class C	Actual	$1,000.00	$1,068.30	1.74%	$8.92
	Hypothetical	$1,000.00	$1,016.17	1.74%	$8.70
Class Z	Actual	$1,000.00	$1,073.60	0.74%	$3.80
	Hypothetical	$1,000.00	$1,021.12	0.74%	$3.71
Class R6	Actual	$1,000.00	$1,073.60	0.74%	$3.80
	Hypothetical	$1,000.00	$1,021.12	0.74%	$3.71

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2019, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

10	Visit our website at pgiminvestments.com

Schedule of Investments (unaudited)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 86.7%

ASSET-BACKED SECURITIES 4.5%

Cayman Islands 0.8%
Silver Creek CLO Ltd., Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240%	3.832	%(c)	07/20/30		250	$249,502

Netherlands 2.7%
North Westerly CLO BV, Series IV-A, Class A2R, 144A	1.250		01/15/26	EUR	243	272,166
St Paul’s CLO DAC, Series 07A, Class B2R, 144A	2.400		04/30/30	EUR	500	559,627

						831,793

United States 1.0%
Credit Suisse Mortgage Trust, Series 2018-11R, 144A, 1 Month LIBOR + 1.400%	3.886	(c)	08/25/37		94	93,803
OneMain Direct Auto Receivables Trust, Series 2017-01A, Class C, 144A	3.910		08/16/21		100	100,727
PNMAC GMSR Issuer Trust, Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650%	5.127	(c)	08/25/25		100	100,311

						294,841

TOTAL ASSET-BACKED SECURITIES (cost $1,405,755)						1,376,136

COMMERCIAL MORTGAGE-BACKED SECURITY 0.9%

United Kingdom
Salus European Loan Conduit DAC, Series 33A, Class A, 144A, 3 Month GBP LIBOR + 1.500% (Cap 5.000%, Floor N/A) (cost $255,160)	2.456	(c)	01/23/29	GBP	200	262,352

CORPORATE BONDS 23.0%

Australia 0.4%
Transurban Finance Co. Pty Ltd., Sr. Sec’d. Notes, EMTN	2.000		08/28/25	EUR	100	120,371

See Notes to Financial Statements.

PGIM International Bond Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

China 1.1%
CNAC HK Finbridge Co. Ltd., Gtd. Notes	1.750%		06/14/22		EUR	100	$114,007
State Grid Europe Development 2014 PLC, Gtd. Notes	1.500		01/26/22		EUR	200	231,095

							345,102

Germany 2.0%
Allianz SE, Sub. Notes	5.625	(ff)	10/17/42		EUR	200	261,706
Commerzbank AG, Sub. Notes, EMTN	7.750		03/16/21		EUR	100	126,601
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Sr. Sec’d. Notes	4.000		01/15/25		EUR	100	116,647
Volkswagen International Finance NV, Gtd. Notes	2.700	(ff)	—	(rr)	EUR	100	112,000

							616,954

Ireland 0.4%
Smurfit Kappa Acquisitions, Gtd. Notes	2.750		02/01/25		EUR	100	119,501

Italy 1.2%
Agenzia Nazionale per l’Attrazione degli Investimenti e lo Sviluppo d’Impresa, Sr. Unsec’d. Notes	1.375		07/20/22		EUR	100	109,794
Assicurazioni Generali SpA, Sub. Notes, EMTN	5.500	(ff)	10/27/47		EUR	100	126,188
Telecom Italia SpA, Sr. Unsec’d. Notes, EMTN	3.250		01/16/23		EUR	100	117,488

							353,470

Kazakhstan 0.2%
Kazakhstan Temir Zholy National Co. JSC, Gtd. Notes	3.638		06/20/22		CHF	50	51,604

Mexico 1.4%
Petroleos Mexicanos, Gtd. Notes	3.625		11/24/25		EUR	400	439,938

See Notes to Financial Statements.

12

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Netherlands 0.9%
Nederlandse Waterschapsbank NV, Sr. Unsec’d. Notes, EMTN	5.200%		03/31/25	CAD	200	$172,191
UPCB Finance IV Ltd., Sr. Sec’d. Notes	4.000		01/15/27	EUR	90	106,244

						278,435

Peru 0.7%
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates	1.963	(s)	06/02/25		228	200,719

Russia 0.4%
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, EMTN	3.389		03/20/20	EUR	100	115,264

Spain 0.4%
Merlin Properties Socimi SA, Sr. Unsec’d. Notes, EMTN	2.375		05/23/22	EUR	100	118,289

Supranational Bank 0.4%
European Bank for Reconstruction & Development, Sr. Unsec’d. Notes, GMTN	6.450		12/13/22	IDR	408,000	27,486
European Investment Bank, Sr. Unsec’d. Notes, EMTN	0.500		10/26/23	AUD	160	105,145

						132,631

United Arab Emirates 0.5%
First Abu Dhabi Bank PJSC, Sr. Unsec’d. Notes, EMTN	4.800		06/01/21	CNY	1,000	150,373

United Kingdom 3.2%
B&M European Value Retail SA, Sr. Sec’d. Notes, 144A, MTN	4.125		02/01/22	GBP	100	132,358
Barclays PLC, Sub. Notes, EMTN	2.000	(ff)	02/07/28	EUR	100	109,581
CPUK Finance Ltd., Sec’d. Notes, 144A	4.250		02/28/47	GBP	100	132,024
EI Group PLC, First Mortgage	6.375		02/15/22	GBP	100	133,213
Royal Bank of Scotland Group PLC, Sr. Unsec’d. Notes, EMTN	2.000	(ff)	03/08/23	EUR	100	116,003

See Notes to Financial Statements.

PGIM International Bond Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United Kingdom (cont’d.)
Stonegate Pub Co. Financing PLC, Sr. Sec’d. Notes, 144A, 3 Month GBP LIBOR + 6.250%	7.095	%(c)	03/15/22	GBP	100	$131,051
Tesco PLC, Sr. Unsec’d. Notes, EMTN	5.000		03/24/23	GBP	80	115,585
Virgin Media Secured Finance PLC, Sr. Sec’d. Notes	5.500		01/15/25	GBP	90	120,470

						990,285

United States 9.8%
Adient Global Holdings Ltd., Gtd. Notes	3.500		08/15/24	EUR	100	96,705
Altria Group, Inc., Gtd. Notes	3.125		06/15/31	EUR	100	117,576
American International Group, Inc., Sr. Unsec’d. Notes	1.875		06/21/27	EUR	100	115,106
Ball Corp., Gtd. Notes	4.375		12/15/23	EUR	100	128,368
Bank of America Corp., Sr. Unsec’d. Notes, EMTN	0.591	(s)	05/31/21	EUR	85	113,214
Becton, Dickinson and Co., Sr. Unsec’d. Notes	0.368		06/06/19	EUR	100	112,196
Belden, Inc., Gtd. Notes	4.125		10/15/26	EUR	100	118,317
Energizer Gamma Acquisition BV, Gtd. Notes	4.625		07/15/26	EUR	100	115,400
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	1.100		07/15/24	EUR	100	113,579
Goldman Sachs Group, Inc. (The), Sub. Notes	4.750		10/12/21	EUR	150	185,394
International Game Technology PLC, Sr. Sec’d. Notes	4.750		02/15/23	EUR	100	122,250
IQVIA, Inc., Gtd. Notes	3.500		10/15/24	EUR	100	114,886
Kraft Heinz Foods Co., Gtd. Notes	2.250		05/25/28	EUR	100	117,257
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	1.349		09/21/26	EUR	100	114,302
Medtronic Global Holdings SCA, Gtd. Notes	1.125		03/07/27	EUR	100	115,423
Morgan Guaranty Trust Co. of New York, Sr. Unsec’d. Notes	1.464	(s)	01/21/27	ITL	50,000	26,816

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Morgan Stanley,
Sr. Unsec’d. Notes, EMTN	0.637	%(ff)	07/26/24	EUR	200	$224,672
Sr. Unsec’d. Notes, GMTN	1.000		12/02/22	EUR	100	114,814
PerkinElmer, Inc., Sr. Unsec’d. Notes	0.600		04/09/21	EUR	100	112,904
Spectrum Brands, Inc., Gtd. Notes	4.000		10/01/26	EUR	100	116,760
Stryker Corp., Sr. Unsec’d. Notes	2.625		11/30/30	EUR	100	128,105
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	1.400		01/23/26	EUR	100	117,429
Verizon Communications, Inc., Sr. Unsec’d. Notes	1.250		04/08/30	EUR	100	112,329
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes	1.414		12/13/22	EUR	100	116,110
Sr. Unsec’d. Notes	2.425		12/13/26	EUR	100	121,383

						2,991,295

TOTAL CORPORATE BONDS (cost $6,833,416)						7,024,231

RESIDENTIAL MORTGAGE-BACKED SECURITIES 2.6%

Bermuda 0.5%
Bellemeade Re Ltd., Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600%	4.077	(c)	04/25/28		167	167,752

United Kingdom 1.2%
Newgate Funding PLC, Series 2007-02X, Class A3, 3 Month GBP LIBOR + 0.160%	1.005	(c)	12/15/50	GBP	100	119,717
Paragon Mortgages PLC,
Series 10X, Class B1A, 3 Month GBP LIBOR + 0.540%	1.385	(c)	06/15/41	GBP	100	123,400
Series 12X, Class B1A, 3 Month GBP LIBOR + 0.480%	1.350	(c)	11/15/38	GBP	94	114,191

						357,308

See Notes to Financial Statements.

PGIM International Bond Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#			Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

United States 0.9%
CIM Trust, Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000%	4.502	%(c)	01/25/57		64		$64,747
LSTAR Securities Investment Trust,
Series 2018-02, Class A1, 144A, 1 Month LIBOR + 1.500%	4.002	(c)	04/01/23		48		48,228
Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500%	3.981	(c)	04/01/24		160		161,183

							274,158

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $786,647)							799,218

SOVEREIGN BONDS 55.4%

Argentina 1.7%
Argentine Republic Government International Bond, Sr. Unsec’d. Notes	7.820		12/31/33	EUR	516		427,204
Provincia de Buenos Aires, Sr. Unsec’d. Notes	5.375		01/20/23	EUR	100		83,008

							510,212

Belgium 2.5%
Kingdom of Belgium Government Bond, Unsec’d. Notes	4.000		03/28/22	EUR	600		761,172

Brazil 2.7%
Brazil Letras do Tesouro Nacional, Bills	10.424	(s)	01/01/22	BRL	—	(r)	10,427
Brazil Loan Trust 1, Gov’t. Gtd. Notes	5.477		07/24/23		93		95,132
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333		02/15/28		360		371,700
Brazilian Government International Bond, Sr. Unsec’d. Notes	2.875		04/01/21	EUR	300		351,202

							828,461

Bulgaria 0.5%
Bulgaria Government International Bond, Sr. Unsec’d. Notes, GMTN	3.125		03/26/35	EUR	115		149,596

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Canada 0.6%
Province of British Columbia, Unsec’d. Notes	7.875%		11/30/23	CAD	200	$185,896

Colombia 1.7%
Colombia Government International Bond, Sr. Unsec’d. Notes, EMTN	3.875		03/22/26	EUR	400	524,911

Croatia 0.8%
Croatia Government International Bond, Sr. Unsec’d. Notes	2.700		06/15/28	EUR	200	245,887

Cyprus 2.9%
Cyprus Government International Bond,
Notes, EMTN	2.750		02/26/34	EUR	100	121,286
Sr. Unsec’d. Notes, EMTN	2.375		09/25/28	EUR	100	121,264
Sr. Unsec’d. Notes, EMTN	3.750		07/26/23	EUR	500	638,987

						881,537

Germany 0.6%
Bundesrepublik Deutschland Bundesanleihe,
Bonds	0.000		08/15/26	EUR	75	85,593
Bonds	0.500		02/15/28	EUR	95	112,157

						197,750

Greece 3.7%
Hellenic Republic Government Bond,
Bonds	0.000	(cc)	10/15/42	EUR	9,000	38,823
Bonds	3.000	(cc)	02/24/23	EUR	50	59,045
Bonds	3.000	(cc)	02/24/24	EUR	75	88,768
Bonds	3.000	(cc)	02/24/25	EUR	85	99,507
Bonds	3.000	(cc)	02/24/26	EUR	85	98,683
Bonds	3.000	(cc)	02/24/27	EUR	195	226,953
Bonds	3.000	(cc)	02/24/28	EUR	60	69,289
Bonds	3.000	(cc)	02/24/29	EUR	50	57,313
Bonds	3.000	(cc)	02/24/31	EUR	140	157,057
Bonds	3.000	(cc)	02/24/42	EUR	5	5,405
Bonds	4.200		01/30/42	EUR	140	154,273
Hellenic Republic Government International Bond, Sr. Unsec’d. Notes	5.200		07/17/34	EUR	60	72,799

						1,127,915

See Notes to Financial Statements.

PGIM International Bond Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Indonesia 2.1%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	1.750%		04/24/25	EUR	200	$229,619
Sr. Unsec’d. Notes, EMTN	2.150		07/18/24	EUR	140	165,007
Sr. Unsec’d. Notes, EMTN	3.750		06/14/28	EUR	200	260,493

						655,119

Ireland 0.7%
Ireland Government Bond, Bonds	2.400		05/15/30	EUR	150	199,549

Israel 0.4%
Israel Government International Bond, Sr. Unsec’d. Notes, EMTN	1.500		01/18/27	EUR	100	118,818

Italy 7.8%
Italy Buoni Poliennali del Tesoro,
Bonds	2.050		08/01/27	EUR	140	155,162
Sr. Unsec’d. Notes, 144A	4.750		09/01/28	EUR	455	613,978
Unsec’d. Notes, 144A	4.500		03/01/26	EUR	455	591,179
Italy Certificati di Credito del Tesoro, Bonds, Series EU, 6 Month EURIBOR + 0.550%	0.318	(c)	09/15/25	EUR	130	132,612
Republic of Italy Government International Bond, Sr. Unsec’d. Notes, EMTN	5.125		07/31/24	EUR	675	878,443

						2,371,374

Japan 0.2%
Japan Government Twenty Year Bond, Sr. Unsec’d. Notes	0.500		06/20/38	JPY	8,000	73,828

Kazakhstan 0.4%
Kazakhstan Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	2.375		11/09/28	EUR	115	134,531

Lithuania 0.7%
Lithuania Government International Bond, Sr. Unsec’d. Notes	6.125		03/09/21		200	211,668

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Mexico 1.8%
Mexico Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.750%	04/17/28	EUR	300	$334,227
Sr. Unsec’d. Notes, GMTN	1.625	03/06/24	EUR	185	212,995

					547,222

Peru 0.9%
Peruvian Government International Bond, Sr. Unsec’d. Notes	3.750	03/01/30	EUR	200	274,075

Poland 1.1%
Republic of Poland Government International Bond, Sr. Unsec’d. Notes, EMTN	3.375	07/09/24	EUR	250	326,555

Portugal 3.6%
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A	3.875	02/15/30	EUR	625	889,012
Sr. Unsec’d. Notes, 144A	4.100	04/15/37	EUR	130	194,829

					1,083,841

Romania 0.7%
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.500	02/08/30	EUR	100	110,478
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	100	117,068

					227,546

Russia 0.9%
Russian Federal Bond - OFZ, Bonds, Series 6224	6.900	05/23/29	RUB	3,000	42,979
Russian Foreign Bond - Eurobond, Sr. Unsec’d. Notes	2.875	12/04/25	EUR	200	237,219

					280,198

Senegal 0.4%
Senegal Government International Bond, Sr. Unsec’d. Notes, 144A	4.750	03/13/28	EUR	100	110,778

South Korea 1.3%
Export-Import Bank of Korea,
Sr. Unsec’d. Notes, 144A, MTN	8.000	05/15/24	IDR	600,000	41,742

See Notes to Financial Statements.

PGIM International Bond Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

South Korea (cont’d.)
Export-Import Bank of Korea, (cont’d.)
Sr. Unsec’d. Notes, EMTN	2.000%	04/30/20	EUR	100	$114,416
Sr. Unsec’d. Notes, EMTN^	4.460	09/26/19	NZD	200	134,494
Sr. Unsec’d. Notes, MTN	3.500	07/28/21	NZD	150	101,966

					392,618

Spain 8.1%
Instituto de Credito Oficial,
Gov’t. Gtd. Notes, EMTN	5.000	03/31/20	CAD	160	122,368
Gov’t. Gtd. Notes, GMTN	0.963	09/22/22	SEK	1,000	106,841
Spain Government Bond,
Bonds, 144A	5.150	10/31/28	EUR	185	287,528
Sr. Unsec’d. Notes, 144A	1.400	04/30/28	EUR	70	82,379
Sr. Unsec’d. Notes, 144A	1.450	10/31/27	EUR	265	313,981
Sr. Unsec’d. Notes, 144A	4.650	07/30/25	EUR	870	1,235,448
Spain Government International Bond, Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	200	311,041

					2,459,586

Turkey 1.6%
Turkey Government Bond, Bonds	8.000	03/12/25	TRY	100	10,055
Turkey Government International Bond,
Sr. Unsec’d. Notes	4.125	04/11/23	EUR	155	172,151
Sr. Unsec’d. Notes	5.200	02/16/26	EUR	100	109,222
Sr. Unsec’d. Notes	7.500	11/07/19		100	100,940
Sr. Unsec’d. Notes, EMTN	3.250	06/14/25	EUR	100	100,671

					493,039

United Kingdom 5.0%
United Kingdom Gilt,
Bonds	1.625	10/22/28	GBP	50	67,766
Bonds(k)	4.250	03/07/36	GBP	800	1,460,036

					1,527,802

TOTAL SOVEREIGN BONDS (cost $16,293,529)					16,901,484

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATION 0.1%
Indonesia Government USAID Bond Gov’t. Gtd. Notes (cost $13,441)	8.900%	06/01/21	13	$13,782

U.S. TREASURY OBLIGATION 0.2%
U.S. Treasury Notes (cost $59,843)	2.250	04/30/24	60	59,909

TOTAL LONG-TERM INVESTMENTS (cost $25,647,791)				26,437,112

			Shares

SHORT-TERM INVESTMENTS 9.1%

AFFILIATED MUTUAL FUND 9.0%
PGIM Core Ultra Short Bond Fund (cost $2,764,036)(w)			2,764,036	2,764,036

OPTIONS PURCHASED*~ 0.1% (cost $31,517)				20,900

TOTAL SHORT-TERM INVESTMENTS (cost $2,795,553)				2,784,936

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 95.8% (cost $28,443,344)				29,222,048

OPTIONS WRITTEN*~ (0.0)% (premiums received $27,858)				(7,660)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 95.8% (cost $28,415,486)				29,214,388
Other assets in excess of liabilities(z) 4.2%				1,285,202

NET ASSETS 100.0%				$30,499,590

Below is a list of the abbreviation(s) used in the semiannual report:

AED—United Arab Emirates Dirham

ARS—Argentine Peso

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

CNY—China Yuan

COP—Colombian Peso

See Notes to Financial Statements.

PGIM International Bond Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

CZK—Czech Koruna

EGP—Egyptian Pound

EUR—Euro

GBP—British Pound

HKD—Hong Kong Dollar

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

ITL—Italian Lira

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

BBR—New Zealand Bank Bill Rate

BBSW—Australian Bank Bill Swap Reference Rate

BIBOR—Bangkok Interbank Offered Rate

BROIS—Brazil Overnight Index Swap

BUBOR—Budapest Interbank Offered Rate

CDO—Collateralized Debt Obligation

CDX—Credit Derivative Index

CLO—Collateralized Loan Obligation

CLOIS—Sinacofi Chile Interbank Rate Average

CMBX—Commercial Mortgage-Backed Index

CMS—Constant Maturity Swap

COOIS—Colombia Overnight Interbank Reference Rate

EIBOR—Emirates Interbank Offered Rate

EMTN—Euro Medium Term Note

EONIA—Euro Overnight Index Average

EURIBOR—Euro Interbank Offered Rate

GMAC—General Motors Acceptance Corporation

GMTN—Global Medium Term

Note HIBOR—Hong Kong Interbank Offered Rate

iTraxx—International Credit Derivative Index

JIBAR—Johannesburg Interbank Agreed Rate

KLIBOR—Kuala Lumpur Interbank Offered Rate

See Notes to Financial Statements.

22

KWCDC—Korean Won Certificate of Deposit

LIBOR—London Interbank Offered Rate

M—Monthly payment frequency for swaps

MTN—Medium Term Note

NIBOR—Norwegian Interbank Offered Rate

OFZ—Obligatsyi Federal’novo Zaima (Federal Loan Obligations)

OTC—Over-the-counter

PJSC—Public Joint-Stock Company

PRIBOR—Prague Interbank Offered Rate

Q—Quarterly payment frequency for swaps

S—Semiannual payment frequency for swaps

SIBOR—Singapore Interbank Offered Rate

STIBOR—Stockholm Interbank Offered Rate

T—Swap payment upon termination

TELBOR—Tel Aviv Interbank Offered Rate

USAID—United States Agency for International Development

USOIS—United States Overnight Index Swap

WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $135,403 and 0.4% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2019.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	11/21/19	0.13%	—	100	$630
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—	100	676
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	71	682
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	172	1,557
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	342	3,408

See Notes to Financial Statements.

PGIM International Bond Fund	23

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	340	$3,487
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	69	732

Total OTC Traded (cost $950)							$11,172

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.HY.32.V1, 06/20/24	Put	Deutsche Bank AG	05/15/19	$97.00	CDX.NA.HY. 32.V1(Q)	5.00%(Q)		900	$15
CDX.NA.HY.32.V1, 06/20/24	Put	Deutsche Bank AG	07/17/19	$104.50	CDX.NA.HY. 32.V1(Q)	5.00%(Q)		900	3,247
iTraxx.EUR.31.V1, 06/20/24	Put	Citibank, N.A.	09/18/19	0.80%	iTraxx.EUR. 31.V1(Q)	1.00%(Q)	EUR	1,600	2,673
iTraxx.XO.31.V1, 06/20/24	Put	Citibank, N.A.	09/18/19	3.50%	iTraxx.XO. 31.V1(Q)	5.00%(Q)	EUR	800	3,793

Total OTC Swaptions (cost $30,567)									$9,728

Total Options Purchased (cost $31,517)									$20,900

Options Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.HY.32.V1, 06/20/24	Put	Deutsche Bank AG	07/17/19	$101.00	5.00%(Q)	CDX.NA.HY. 32.V1(Q)		1,800	$(2,560)
iTraxx.EUR.31.V1, 06/20/24	Put	Citibank, N.A.	09/18/19	1.10%	1.00%(Q)	iTraxx.EUR. 31.V1(Q)	EUR	3,200	(2,106)
iTraxx.XO.31.V1, 06/20/24	Put	Citibank, N.A.	09/18/19	4.50%	5.00%(Q)	iTraxx.XO. 31.V1(Q)	EUR	1,600	(2,994)

Total Options Written (premiums received $27,858)									$(7,660)

Futures contracts outstanding at April 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
114	5 Year U.S. Treasury Notes	Jun. 2019	$13,183,031	$80,909

See Notes to Financial Statements.

24

Futures contracts outstanding at April 30, 2019 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions (cont’d):
2	10 Year U.K. Gilt	Jun. 2019	$332,051	$(248)
68	10 Year U.S. Treasury Notes	Jun. 2019	8,409,687	60,556
2	30 Year Euro Buxl	Jun. 2019	423,383	7,133
6	30 Year U.S. Ultra Treasury Bonds	Jun. 2019	985,688	(4,938)
12	Euro-OAT	Jun. 2019	2,180,399	42,512

				185,924

	Short Positions:
72	2 Year U.S. Treasury Notes	Jun. 2019	15,336,563	(51,306)
25	5 Year Euro-Bobl	Jun. 2019	3,727,372	(19,684)
32	10 Year Euro-Bund	Jun. 2019	5,933,197	(68,194)
3	20 Year U.S. Treasury Bonds	Jun. 2019	442,406	(5,375)
39	Euro Schatz. DUA Index	Jun. 2019	4,895,668	(7,436)

				(151,995)

				$33,929

Forward foreign currency exchange contracts outstanding at April 30, 2019:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 05/03/19	BNP Paribas S.A.	ARS	4,409	$99,527	$98,991	$—	$(536)
Expiring 05/30/19	BNP Paribas S.A.	ARS	1,558	33,336	33,664	328	—
Expiring 06/25/19	Citibank, N.A.	ARS	584	12,836	12,084	—	(752)
Expiring 06/25/19	Citibank, N.A.	ARS	416	8,871	8,605	—	(266)
Expiring 06/25/19	Citibank, N.A.	ARS	284	6,125	5,876	—	(249)
Australian Dollar,
Expiring 07/22/19	Citibank, N.A.	AUD	96	69,156	67,974	—	(1,182)
Brazilian Real,
Expiring 06/04/19	JPMorgan Chase Bank, N.A.	BRL	357	91,908	90,712	—	(1,196)
British Pound,
Expiring 05/03/19	Goldman Sachs International	GBP	2,596	3,345,742	3,385,334	39,592	—
Expiring 07/19/19	Bank of America, N.A.	GBP	70	92,000	91,916	—	(84)
Expiring 07/19/19	Goldman Sachs International	GBP	18	23,245	23,255	10	—
Expiring 07/19/19	Morgan Stanley & Co. International PLC	GBP	49	64,000	63,603	—	(397)

See Notes to Financial Statements.

PGIM International Bond Fund	25

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso,
Expiring 06/19/19	BNP Paribas S.A.	CLP	27,305	$40,840	$40,302	$—	$(538)
Expiring 06/19/19	BNP Paribas S.A.	CLP	23,075	34,650	34,058	—	(592)
Chinese Renminbi,
Expiring 07/25/19	Citibank, N.A.	CNH	463	69,030	68,733	—	(297)
Expiring 07/25/19	JPMorgan Chase Bank, N.A.	CNH	276	41,361	41,037	—	(324)
Colombian Peso,
Expiring 05/20/19	BNP Paribas S.A.	COP	279,203	90,001	86,257	—	(3,744)
Czech Koruna,
Expiring 07/19/19	Citibank, N.A.	CZK	1,619	71,443	71,020	—	(423)
Egyptian Pound,
Expiring 07/15/19	Citibank, N.A.	EGP	740	39,395	42,160	2,765	—
Expiring 07/15/19	Citibank, N.A.	EGP	457	24,301	26,016	1,715	—
Expiring 07/29/19	Citibank, N.A.	EGP	356	19,245	20,225	980	—
Expiring 07/29/19	Citibank, N.A.	EGP	202	10,754	11,469	715	—
Expiring 09/18/19	Citibank, N.A.	EGP	451	24,694	25,278	584	—
Expiring 10/08/19	Citibank, N.A.	EGP	275	15,150	15,318	168	—
Euro,
Expiring 05/03/19	UBS AG	EUR	16,106	17,928,779	18,068,970	140,191	—
Expiring 07/19/19	Morgan Stanley & Co. International PLC	EUR	57	65,000	64,379	—	(621)
Indian Rupee,
Expiring 06/19/19	Barclays Bank PLC	INR	7,880	111,185	112,573	1,388	—
Expiring 06/19/19	HSBC Bank USA, N.A.	INR	5,089	73,001	72,694	—	(307)
Expiring 06/19/19	HSBC Bank USA, N.A.	INR	4,706	67,000	67,229	229	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	5,259	75,000	75,131	131	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	4,816	69,004	68,796	—	(208)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	4,760	68,000	67,998	—	(2)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	2,417	34,515	34,523	8	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	1,909	27,250	27,266	16	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	9,632	135,923	137,590	1,667	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	4,506	65,000	64,363	—	(637)
Indonesian Rupiah,
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	1,288,080	90,000	89,796	—	(204)

See Notes to Financial Statements.

26

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	1,186,900	$83,000	$82,743	$—	$(257)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	IDR	1,296,855	90,000	90,408	408	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	IDR	953,042	67,000	66,440	—	(560)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	IDR	856,513	60,233	59,710	—	(523)
Expiring 06/19/19	UBS AG	IDR	1,060,050	74,000	73,899	—	(101)
Israeli Shekel,
Expiring 11/29/19	Citibank, N.A.	ILS	2,543	700,000	717,419	17,419	—
Japanese Yen,
Expiring 07/19/19	Morgan Stanley & Co. International PLC	JPY	3,752	33,755	33,908	153	—
Mexican Peso,
Expiring 06/19/19	Barclays Bank PLC	MXN	1,253	64,000	65,541	1,541	—
Expiring 06/19/19	Citibank, N.A.	MXN	1,332	69,004	69,668	664	—
Expiring 06/19/19	Citibank, N.A.	MXN	1,181	62,000	61,766	—	(234)
Expiring 06/19/19	Citibank, N.A.	MXN	660	34,515	34,522	7	—
Expiring 06/19/19	Deutsche Bank AG	MXN	3,964	202,193	207,388	5,195	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	MXN	669	34,375	35,024	649	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	MXN	444	22,756	23,212	456	—
New Taiwanese Dollar,
Expiring 06/19/19	Citibank, N.A.	TWD	2,185	71,000	70,947	—	(53)
Expiring 06/19/19	HSBC Bank USA, N.A.	TWD	4,138	134,381	134,367	—	(14)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	4,138	134,375	134,367	—	(8)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TWD	7,844	255,173	254,701	—	(472)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TWD	2,211	72,000	71,794	—	(206)
New Zealand Dollar,
Expiring 07/22/19	Citibank, N.A.	NZD	45	30,300	29,938	—	(362)
Norwegian Krone,
Expiring 07/19/19	BNP Paribas S.A.	NOK	1,803	213,104	209,626	—	(3,478)
Expiring 07/19/19	Citibank, N.A.	NOK	335	39,500	38,896	—	(604)
Peruvian Nuevo Sol,
Expiring 06/19/19	BNP Paribas S.A.	PEN	264	80,000	79,757	—	(243)
Expiring 06/19/19	BNP Paribas S.A.	PEN	262	79,000	79,112	112	—
Expiring 06/19/19	BNP Paribas S.A.	PEN	229	69,000	69,084	84	—

See Notes to Financial Statements.

PGIM International Bond Fund	27

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PEN	228	$69,000	$68,842	$—	$(158)
Philippine Peso,
Expiring 06/19/19	Barclays Bank PLC	PHP	4,039	76,925	77,169	244	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	5,571	105,000	106,450	1,450	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	4,937	94,000	94,328	328	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	4,574	86,000	87,393	1,393	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	4,322	83,000	82,589	—	(411)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	4,243	81,000	81,079	79	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	551	10,310	10,523	213	—
Russian Ruble,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	RUB	19,274	290,286	295,902	5,616	—
Singapore Dollar,
Expiring 05/10/19	Barclays Bank PLC	SGD	90	67,000	66,438	—	(562)
Expiring 05/10/19	Barclays Bank PLC	SGD	89	66,226	65,753	—	(473)
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	SGD	94	69,000	68,804	—	(196)
Expiring 05/10/19	UBS AG	SGD	101	75,000	74,460	—	(540)
South African Rand,
Expiring 06/13/19	BNP Paribas S.A.	ZAR	50	3,408	3,470	62	—
Expiring 06/13/19	Citibank, N.A.	ZAR	524	36,100	36,429	329	—
Expiring 06/13/19	Citibank, N.A.	ZAR	296	20,275	20,549	274	—
Expiring 06/13/19	Goldman Sachs International	ZAR	724	49,637	50,368	731	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ZAR	611	42,050	42,500	450	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ZAR	492	34,025	34,212	187	—
South Korean Won,
Expiring 06/19/19	Citibank, N.A.	KRW	78,516	69,031	67,340	—	(1,691)
Expiring 06/19/19	Citibank, N.A.	KRW	78,465	69,065	67,296	—	(1,769)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	78,451	69,047	67,284	—	(1,763)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	78,256	69,156	67,117	—	(2,039)

See Notes to Financial Statements.

28

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	58,425	$51,701	$50,108	$—	$(1,593)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	41,529	36,400	35,617	—	(783)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	41,518	36,400	35,608	—	(792)
Swedish Krona,
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	SEK	688	74,794	72,917	—	(1,877)
Thai Baht,
Expiring 05/10/19	BNP Paribas S.A.	THB	3,410	109,241	106,822	—	(2,419)
Expiring 05/10/19	BNP Paribas S.A.	THB	3,151	101,000	98,737	—	(2,263)
Expiring 05/10/19	Citibank, N.A.	THB	9,175	291,570	287,444	—	(4,126)
Expiring 05/10/19	Citibank, N.A.	THB	2,129	67,000	66,692	—	(308)
Expiring 05/10/19	Citibank, N.A.	THB	1,976	62,000	61,900	—	(100)
Expiring 05/10/19	Citibank, N.A.	THB	1,056	33,085	33,075	—	(10)
Expiring 05/10/19	Citibank, N.A.	THB	934	29,590	29,260	—	(330)
Expiring 05/10/19	Citibank, N.A.	THB	572	18,107	17,913	—	(194)
Expiring 05/10/19	Citibank, N.A.	THB	401	12,592	12,561	—	(31)
Expiring 05/10/19	HSBC Bank USA, N.A.	THB	3,410	108,524	106,822	—	(1,702)
Expiring 05/10/19	Morgan Stanley & Co. International PLC	THB	4,036	129,000	126,440	—	(2,560)
Expiring 05/10/19	Morgan Stanley & Co. International PLC	THB	695	22,295	21,785	—	(510)
Turkish Lira,
Expiring 06/13/19	BNP Paribas S.A.	TRY	588	103,408	95,806	—	(7,602)

				$28,833,179	$29,005,234	228,531	(56,476)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/22/19	Bank of America, N.A.	AUD	186	$132,982	$131,235	$1,747	$—
Expiring 07/22/19	Citibank, N.A.	AUD	104	72,750	73,263	—	(513)
Expiring 07/22/19	JPMorgan Chase Bank, N.A.	AUD	101	71,016	71,465	—	(449)

See Notes to Financial Statements.

PGIM International Bond Fund	29

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 07/22/19	The Toronto-Dominion Bank	AUD	93	$66,000	$65,982	$18	$—
Brazilian Real,
Expiring 06/04/19	Citibank, N.A.	BRL	138	34,559	35,162	—	(603)
Expiring 06/04/19	Citibank, N.A.	BRL	137	34,559	34,874	—	(315)
Expiring 06/04/19	Citibank, N.A.	BRL	101	25,553	25,663	—	(110)
Expiring 06/04/19	Goldman Sachs International	BRL	109	27,250	27,617	—	(367)
Expiring 06/04/19	JPMorgan Chase Bank, N.A.	BRL	140	35,904	35,586	318	—
Expiring 06/04/19	JPMorgan Chase Bank, N.A.	BRL	107	27,200	27,181	19	—
Expiring 06/04/19	JPMorgan Chase Bank, N.A.	BRL	62	15,789	15,873	—	(84)
British Pound,
Expiring 05/03/19	Goldman Sachs International	GBP	2,596	3,441,787	3,385,333	56,454	—
Expiring 06/04/19	Goldman Sachs International	GBP	2,596	3,351,297	3,391,376	—	(40,079)
Expiring 07/19/19	Bank of America, N.A.	GBP	277	364,502	363,303	1,199	—
Expiring 07/19/19	Citibank, N.A.	GBP	30	39,500	39,680	—	(180)
Canadian Dollar,
Expiring 07/22/19	Morgan Stanley & Co. International PLC	CAD	777	581,764	580,831	933	—
Chilean Peso,
Expiring 06/19/19	Barclays Bank PLC	CLP	51,635	76,000	76,212	—	(212)
Expiring 06/19/19	BNP Paribas S.A.	CLP	74,160	110,842	109,458	1,384	—
Expiring 06/19/19	BNP Paribas S.A.	CLP	30,332	45,445	44,770	675	—
Expiring 06/19/19	Citibank, N.A.	CLP	85,661	128,880	126,434	2,446	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	CLP	44,955	66,700	66,352	348	—
Chinese Renminbi,
Expiring 07/25/19	Morgan Stanley & Co. International PLC	CNH	1,520	227,156	225,560	1,596	—
Colombian Peso,
Expiring 05/20/19	Bank of America, N.A.	COP	217,227	67,000	67,110	—	(110)
Expiring 05/20/19	BNP Paribas S.A.	COP	160,534	49,936	49,595	341	—
Expiring 05/20/19	BNP Paribas S.A.	COP	129,375	41,226	39,969	1,257	—
Expiring 05/20/19	BNP Paribas S.A.	COP	83,440	26,864	25,778	1,086	—

See Notes to Financial Statements.

30

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 05/20/19	BNP Paribas S.A.	COP	41,717	$13,432	$12,888	$544	$—
Expiring 05/20/19	Citibank, N.A.	COP	719,216	228,780	222,194	6,586	—
Expiring 05/20/19	Citibank, N.A.	COP	107,481	34,515	33,205	1,310	—
Czech Koruna,
Expiring 07/19/19	Morgan Stanley & Co. International PLC	CZK	1,746	76,000	76,560	—	(560)
Egyptian Pound,
Expiring 07/15/19	Citibank, N.A.	EGP	346	19,795	19,713	82	—
Expiring 07/15/19	Citibank, N.A.	EGP	180	10,302	10,277	25	—
Euro,
Expiring 05/03/19	UBS AG	EUR	16,106	18,244,933	18,068,970	175,963	—
Expiring 06/04/19	UBS AG	EUR	16,106	17,977,580	18,120,485	—	(142,905)
Expiring 07/19/19	Bank of America, N.A.	EUR	200	224,208	225,926	—	(1,718)
Expiring 07/19/19	Bank of America, N.A.	EUR	98	110,000	110,566	—	(566)
Expiring 07/19/19	Barclays Bank PLC	EUR	813	927,488	918,237	9,251	—
Expiring 07/19/19	Barclays Bank PLC	EUR	101	114,936	114,419	517	—
Expiring 07/19/19	Barclays Bank PLC	EUR	44	49,389	49,456	—	(67)
Expiring 07/19/19	BNP Paribas S.A.	EUR	59	66,700	67,032	—	(332)
Expiring 07/19/19	Deutsche Bank AG	EUR	813	923,546	918,238	5,308	—
Hungarian Forint,
Expiring 07/19/19	Bank of America, N.A.	HUF	79,653	280,516	277,431	3,085	—
Expiring 07/19/19	Citibank, N.A.	HUF	9,838	34,452	34,268	184	—
Indian Rupee,
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	2,219	31,600	31,703	—	(103)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	2,879	40,816	41,124	—	(308)
Indonesian Rupiah,
Expiring 06/19/19	Citibank, N.A.	IDR	997,147	69,000	69,514	—	(514)
Expiring 06/19/19	Citibank, N.A.	IDR	816,916	56,793	56,950	—	(157)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	2,725,435	189,372	189,999	—	(627)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	443,128	31,075	30,892	183	—
Israeli Shekel,
Expiring 07/25/19	Bank of America, N.A.	ILS	57	16,118	15,986	132	—
Expiring 11/29/19	Goldman Sachs International	ILS	2,538	700,000	715,839	—	(15,839)

See Notes to Financial Statements.

PGIM International Bond Fund	31

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen,
Expiring 07/19/19	Bank of America, N.A.	JPY	21,399	$192,441	$193,368	$—	$(927)
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	JPY	3,796	34,155	34,307	—	(152)
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	JPY	3,202	28,800	28,937	—	(137)
Mexican Peso,
Expiring 06/19/19	Citibank, N.A.	MXN	693	36,100	36,235	—	(135)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	MXN	1,204	62,950	63,002	—	(52)
New Taiwanese Dollar,
Expiring 06/19/19	Barclays Bank PLC	TWD	1,909	62,000	61,994	6	—
Expiring 06/19/19	Citibank, N.A.	TWD	2,125	69,030	69,012	18	—
Expiring 06/19/19	HSBC Bank USA, N.A.	TWD	2,706	88,000	87,849	151	—
Expiring 06/19/19	HSBC Bank USA, N.A.	TWD	2,027	66,000	65,802	198	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	2,237	73,000	72,637	363	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	1,216	39,500	39,476	24	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	1,209	39,350	39,267	83	—
New Zealand Dollar,
Expiring 07/22/19	Bank of America, N.A.	NZD	570	385,696	381,313	4,383	—
Expiring 07/22/19	JPMorgan Chase Bank, N.A.	NZD	61	41,361	41,109	252	—
Expiring 07/22/19	JPMorgan Chase Bank, N.A.	NZD	52	34,468	34,476	—	(8)
Norwegian Krone,
Expiring 07/19/19	BNP Paribas S.A.	NOK	596	69,000	69,348	—	(348)
Peruvian Nuevo Sol,
Expiring 06/19/19	BNP Paribas S.A.	PEN	135	40,840	40,807	33	—
Expiring 06/19/19	BNP Paribas S.A.	PEN	30	9,000	9,005	—	(5)
Philippine Peso,
Expiring 06/19/19	Barclays Bank PLC	PHP	5,664	107,000	108,218	—	(1,218)
Expiring 06/19/19	Barclays Bank PLC	PHP	5,253	99,000	100,381	—	(1,381)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	4,874	92,000	93,135	—	(1,135)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	4,552	87,000	86,976	24	—
Polish Zloty,
Expiring 07/19/19	HSBC Bank USA, N.A.	PLN	286	75,000	75,155	—	(155)

See Notes to Financial Statements.

32

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	PLN	412	$109,154	$107,964	$1,190	$—
Russian Ruble,
Expiring 06/19/19	Citibank, N.A.	RUB	5,834	88,645	89,565	—	(920)
Expiring 06/19/19	Citibank, N.A.	RUB	1,260	19,134	19,341	—	(207)
Expiring 06/19/19	Citibank, N.A.	RUB	605	9,185	9,285	—	(100)
Singapore Dollar,
Expiring 05/10/19	Barclays Bank PLC	SGD	114	84,000	83,617	383	—
Expiring 05/10/19	Barclays Bank PLC	SGD	89	66,000	65,748	252	—
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	SGD	91	67,000	66,639	361	—
South African Rand,
Expiring 06/13/19	Citibank, N.A.	ZAR	2,146	148,930	149,252	—	(322)
Expiring 06/13/19	Goldman Sachs International	ZAR	2,146	149,980	149,252	728	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ZAR	506	34,375	35,209	—	(834)
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ZAR	493	34,434	34,277	157	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ZAR	260	18,100	18,107	—	(7)
South Korean Won,
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	186,740	164,663	160,158	4,505	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	98,580	87,000	84,548	2,452	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	78,005	67,000	66,901	99	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	75,094	64,460	64,405	55	—
Swedish Krona,
Expiring 07/19/19	Citibank, N.A.	SEK	681	73,000	72,206	794	—
Swiss Franc,
Expiring 07/19/19	Barclays Bank PLC	CHF	64	63,000	63,142	—	(142)
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	CHF	371	374,251	367,361	6,890	—
Expiring 07/19/19	The Toronto-Dominion Bank	CHF	104	104,000	102,663	1,337	—
Thai Baht,
Expiring 05/10/19	Citibank, N.A.	THB	5,029	161,265	157,563	3,702	—
Expiring 05/10/19	Citibank, N.A.	THB	3,146	100,000	98,575	1,425	—

See Notes to Financial Statements.

PGIM International Bond Fund	33

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 05/10/19	Citibank, N.A.	THB	3,103	$99,000	$97,218	$1,782	$—
Expiring 05/10/19	Citibank, N.A.	THB	2,160	68,000	67,661	339	—
Expiring 05/10/19	Citibank, N.A.	THB	1,173	37,260	36,749	511	—
Expiring 05/10/19	Citibank, N.A.	THB	1,029	32,803	32,242	561	—
Expiring 05/10/19	Citibank, N.A.	THB	884	28,177	27,694	483	—
Expiring 05/10/19	Citibank, N.A.	THB	684	21,837	21,423	414	—
Expiring 05/10/19	Citibank, N.A.	THB	665	21,160	20,825	335	—
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	THB	1,105	34,522	34,631	—	(109)
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	THB	1,020	32,706	31,969	737	—
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	THB	550	17,611	17,240	371	—
Expiring 05/10/19	Morgan Stanley & Co. International PLC	THB	2,034	64,000	63,714	286	—
Turkish Lira,
Expiring 06/13/19	BNP Paribas S.A.	TRY	72	12,198	11,737	461	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	430	71,000	70,037	963	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	425	71,000	69,319	1,681	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	373	63,000	60,839	2,161	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	233	40,559	38,029	2,530	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	213	34,559	34,631	—	(72)
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	199	34,650	32,458	2,192	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	179	30,300	29,094	1,206	—

				$54,367,416	$54,262,631	319,869	(215,084)

						$548,400	$(271,560)

See Notes to Financial Statements.

34

Cross currency exchange contracts outstanding at April 30, 2019:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
07/19/19	Buy	NOK	650	EUR	68	$—	$(720)	Citibank, N.A.
07/19/19	Buy	SEK	706	EUR	68	—	(1,542)	Citibank, N.A.

						$—	$(2,262)

Credit default swap agreements outstanding at April 30, 2019:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)*:
Federative Republic of Brazil	12/20/22	1.000%(Q)	600	1.313%	$(6,268)	$(800)	$(5,468)	Citibank, N.A.
Government of Malaysia	12/20/22	1.000%(Q)	120	0.463%	2,296	(160)	2,456	Citibank, N.A.
People’s Republic of China	12/20/22	1.000%(Q)	400	0.343%	9,347	(533)	9,880	Citibank, N.A.
Republic of Argentina	12/20/22	1.000%(Q)	120	0.001%	(37,093)	(160)	(36,933)	Citibank, N.A.
Republic of Chile	12/20/22	1.000%(Q)	120	0.230%	3,286	(160)	3,446	Citibank, N.A.
Republic of Colombia	12/20/22	1.000%(Q)	160	0.652%	1,989	(213)	2,202	Citibank, N.A.
Republic of Indonesia	12/20/22	1.000%(Q)	160	0.833%	980	(213)	1,193	Citibank, N.A.
Republic of Panama	12/20/22	1.000%(Q)	120	0.384%	2,629	(160)	2,789	Citibank, N.A.
Republic of Peru	12/20/22	1.000%(Q)	120	0.340%	2,818	(160)	2,978	Citibank, N.A.
Republic of Philippines	12/20/22	1.000%(Q)	120	*	2,402	(160)	2,562	Citibank, N.A.
Republic of South Africa	12/20/22	1.000%(Q)	360	*	(5,633)	(480)	(5,153)	Citibank, N.A.
Republic of Turkey	12/20/22	1.000%(Q)	600	4.356%	(64,075)	(800)	(63,275)	Citibank, N.A.
Russian Federation	12/20/22	1.000%(Q)	360	0.982%	330	(480)	810	Citibank, N.A.
United Mexican States	12/20/22	1.000%(Q)	520	0.787%	4,012	(693)	4,705	Citibank, N.A.

					$(82,980)	$(5,172)	$(77,808)

See Notes to Financial Statements.

PGIM International Bond Fund	35

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices—Buy Protection(1)*:
CDX.EM.28.V2	12/20/22	1.000%(Q)	3,880	$74,598	$(1,423)	$76,021	Citibank, N.A.

*

The Fund entered into multiple credit default swap agreements in a package trade consisting of two parts. The Fund bought protection on an Emerging Market CDX Index and sold protection on the countries which comprise the Index. The up-front premium is attached to the index of the trade. Each swap is priced individually. If the packaged deal is closed out early, all of the component swaps terminate. Individual packages in the tables above are denoted by the corresponding footnotes.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities—Sell Protection(2)^:
Accunia Eurpoean	05/29/19	1.000%(M)	EUR	25	*	$—	$—	$—	Goldman Sachs International
Adagio CLO	05/29/19	0.500%(M)	EUR	35	*	—	—	—	Goldman Sachs International
ALM Loan Funding	05/29/19	0.500%(M)		1	*	—	—	—	Goldman Sachs International
Anchorage Capital CLO Ltd.	05/29/19	0.500%(M)	EUR	23	*	—	—	—	Goldman Sachs International
Atlas Senior Loan Fund Ltd.	05/29/19	1.000%(M)		11	*	—	—	—	Goldman Sachs International
Banc of America Commercial Mortgage Trust	05/30/19	1.250%(M)		29	3.766%	32	—	32	Goldman Sachs International
Banc of America Commercial Mortgage Trust	05/30/19	1.250%(M)		15	6.940%	17	—	17	Goldman Sachs International
Banc of America Commercial Mortgage Trust	05/30/19	1.250%(M)		12	6.940%	12	—	12	Goldman Sachs International

See Notes to Financial Statements.

36

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities—Sell Protection(2)^ (cont’d.):
Bear Stearns Asset-Backed Securities Trust	05/31/19	1.250%(M)		67	*	$—	$—	$—	Goldman Sachs International
Bear Stearns Asset-Backed Securities Trust	05/31/19	1.250%(M)		38	*	—	—	—	Goldman Sachs International
BlackRock	05/29/19	0.500%(M)	EUR	13	*	—	—	—	Goldman Sachs International
Cathedral Lake Ltd.	05/29/19	1.000%(M)		13	*	—	—	—	Goldman Sachs International
Citigroup Commercial Mortgage Trust	05/30/19	1.250%(M)		33	6.788%	37	—	37	Goldman Sachs International
Citigroup Commercial Mortgage Trust	05/30/19	1.250%(M)		14	4.550%	15	—	15	Goldman Sachs International
Citigroup Commercial Mortgage Trust	05/30/19	1.250%(M)		13	4.550%	14	—	14	Goldman Sachs International
Citigroup Commercial Mortgage Trust	05/30/19	1.250%(M)		12	4.550%	13	—	13	Goldman Sachs International
Citigroup Mortgage Loan Trust	05/31/19	1.250%(M)		37	*	—	—	—	Goldman Sachs International
COMM Mortgage Trust	05/30/19	1.250%(M)		50	*	56	—	56	Goldman Sachs International
COMM Mortgage Trust	05/30/19	1.250%(M)		46	3.766%	52	—	52	Goldman Sachs International
COMM Mortgage Trust	05/30/19	1.250%(M)		41	6.940%	45	—	45	Goldman Sachs International
COMM Mortgage Trust	05/30/19	1.250%(M)		26	*	29	—	29	Goldman Sachs International

See Notes to Financial Statements.

PGIM International Bond Fund	37

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities—Sell Protection(2)^ (cont’d.):
COMM Mortgage Trust	05/30/19	1.250%(M)		19	6.788%	$22	$—	$22	Goldman Sachs International
COMM Mortgage Trust	05/30/19	1.250%(M)		18	*	20	—	20	Goldman Sachs International
COMM Mortgage Trust	05/30/19	1.250%(M)		17	*	20	—	20	Goldman Sachs International
Countrywide Alternative	05/31/19	1.250%(M)		64	*	—	—	—	Goldman Sachs International
Countrywide Alternative	05/31/19	1.250%(M)		10	*	—	—	—	Goldman Sachs International
CVC	05/29/19	0.500%(M)	EUR	25	*	—	—	—	Goldman Sachs International
Deutsche Bank Alternative Mortgages	05/31/19	1.250%(M)		97	*	—	—	—	Goldman Sachs International
Deutsche Bank Alternative Mortgages	05/31/19	1.250%(M)		57	*	—	—	—	Goldman Sachs International
Equity One Home Equity	05/31/19	1.250%(M)		95	*	—	—	—	Goldman Sachs International
Equity One Home Equity	05/31/19	1.250%(M)		28	*	—	—	—	Goldman Sachs International
Fannie Mae Conneticut Avenue Securities	05/31/19	1.250%(M)		87	*	—	—	—	Goldman Sachs International
Fannie Mae Conneticut Avenue Securities	05/31/19	1.250%(M)		45	*	—	—	—	Goldman Sachs International
Fannie Mae Conneticut Avenue Securities	05/31/19	1.250%(M)		38	*	—	—	—	Goldman Sachs International

See Notes to Financial Statements.

38

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities—Sell Protection(2)^ (cont’d.):
First Franklin Home Equity	05/31/19	1.250%(M)		40	*	$—	$—	$—	Goldman Sachs International
First Franklin Home Equity	05/31/19	1.250%(M)		15	*	—	—	—	Goldman Sachs International
First Franklin Home Equity	05/31/19	1.250%(M)		15	*	—	—	—	Goldman Sachs International
Flagship	05/29/19	1.000%(M)		19	*	—	—	—	Goldman Sachs International
GMAC Home Equity	05/31/19	1.250%(M)		16	*	—	—	—	Goldman Sachs International
GMAC Home Equity	05/31/19	1.250%(M)		15	*	—	—	—	Goldman Sachs International
GS Mortgage Securities Trust	05/30/19	1.250%(M)		39	11.990%	43	—	43	Goldman Sachs International
GS Mortgage Securities Trust	05/30/19	1.250%(M)		26	6.940%	29	—	29	Goldman Sachs International
GSR Mortgage Loan Trust	05/31/19	1.250%(M)		29	*	—	—	—	Goldman Sachs International
HPS Investment Partners LLC	05/29/19	0.500%(M)	EUR	31	*	—	—	—	Goldman Sachs International
ICG US CLO Ltd.	05/29/19	1.000%(M)	EUR	13	*	—	—	—	Goldman Sachs International
ICG US CLO Ltd.	05/29/19	0.500%(M)	EUR	6	*	—	—	—	Goldman Sachs International
Invesco	05/29/19	0.500%(M)		9	*	—	—	—	Goldman Sachs International

See Notes to Financial Statements.

PGIM International Bond Fund	39

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities—Sell Protection(2)^ (cont’d.):
JP Morgan Chase Commercial Mortgage Securities Trust	05/30/19	1.250%(M)	27	6.780%	$30	$—	$30	Goldman Sachs International
JP Morgan Chase Commercial Mortgage Securities Trust	05/30/19	1.250%(M)	10	6.780%	10	—	10	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	05/30/19	1.250%(M)	74	4.180%	83	—	83	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	05/30/19	1.250%(M)	52	4.180%	58	—	58	Goldman Sachs International
LCM Limited Partnership	05/29/19	1.000%(M)	14	*	—	—	—	Goldman Sachs International
Lehman Home Equity	05/31/19	1.250%(M)	111	*	—	—	—	Goldman Sachs International
Lehman Home Equity	05/31/19	1.250%(M)	15	*	—	—	—	Goldman Sachs International
Morgan Stanley BAML Trust	05/30/19	1.250%(M)	30	7.460%	33	—	33	Goldman Sachs International
Morgan Stanley BAML Trust	05/30/19	1.250%(M)	17	7.460%	19	—	19	Goldman Sachs International
Morgan Stanley BAML Trust	05/30/19	1.250%(M)	15	11.990%	17	—	17	Goldman Sachs International
Morgan Stanley Home Equity	05/31/19	1.250%(M)	15	*	—	—	—	Goldman Sachs International
New Century Home Equity	05/31/19	1.250%(M)	122	*	—	—	—	Goldman Sachs International
New Century Home Equity	05/31/19	1.250%(M)	26	*	—	—	—	Goldman Sachs International

See Notes to Financial Statements.

40

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities—Sell Protection(2)^ (cont’d.):
Oaktree CLO Ltd.	05/29/19	0.500%(M)	EUR	6	*	$—	$—	$—	Goldman Sachs International
Sankaty	05/29/19	0.500%(M)		2	*	—	—	—	Goldman Sachs International
Spire Management Limited	05/29/19	0.500%(M)	EUR	40	*	—	—	—	Goldman Sachs International
Steele Creek	05/29/19	0.500%(M)		12	*	—	—	—	Goldman Sachs International
Steele Creek	05/29/19	0.500%(M)		11	*	—	—	—	Goldman Sachs International
Telos CLO Ltd.	05/29/19	0.500%(M)		20	*	—	—	—	Goldman Sachs International
Venture CDO Ltd.	05/29/19	0.500%(M)		26	*	—	—	—	Goldman Sachs International
Venture CDO Ltd.	05/29/19	0.500%(M)		4	*	—	—	—	Goldman Sachs International
Wellfleet CLO Ltd.	05/29/19	0.500%(M)		22	*	—	—	—	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	05/30/19	1.250%(M)		90	6.780%	99	—	99	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	05/30/19	1.250%(M)		26	4.670%	29	—	29	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	05/30/19	1.250%(M)		21	6.780%	23	—	23	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	05/30/19	1.250%(M)		17	4.670%	19	—	19	Goldman Sachs International

See Notes to Financial Statements.

PGIM International Bond Fund	41

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities—Sell Protection(2)^ (cont’d.):
Wells Fargo Commercial Mortgage Trust	05/30/19	1.250%(M)	16	*	$19	$—	$19	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	05/30/19	1.250%(M)	13	7.460%	14	—	14	Goldman Sachs International
Wind River CLO Ltd.	05/29/19	0.500%(M)	6	*	—	—	—	Goldman Sachs International
Wind River CLO Ltd.	05/29/19	1.000%(M)	4	*	—	—	—	Goldman Sachs International

					$909	$—	$909

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1):
Assicurazioni Generali SpA	06/20/23	1.000%(Q)	EUR	100	$466	$6,597	$(6,131)	Barclays Bank PLC
Hellenic Republic	06/20/19	1.000%(Q)		330	(653)	1,797	(2,450)	Bank of America, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)		100	(2,959)	(2,474)	(485)	Bank of America, N.A.
Republic of Italy	06/20/23	1.000%(Q)	EUR	210	2,996	3,023	(27)	Barclays Bank PLC
Republic of Italy	06/20/23	1.000%(Q)		230	(565)	3,309	(3,874)	Citibank, N.A.
Republic of Italy	06/20/28	1.000%(Q)	EUR	105	7,839	6,523	1,316	Barclays Bank PLC
Republic of Turkey	06/20/19	1.000%(Q)		80	175	2,315	(2,140)	BNP Paribas S.A.
Republic of Turkey	06/20/19	1.000%(Q)		40	87	932	(845)	BNP Paribas S.A.

					$7,386	$22,022	$(14,636)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2):
Arab Republic of Egypt	06/20/19	1.000%(Q)	70	1.479%	$35	$(209)	$244	Citibank, N.A.

See Notes to Financial Statements.

42

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2) (cont’d.):
Generalitat de Cataluna	12/20/22	1.000%(Q)	110	*	$(4,902)	$(16,415)	$11,513	Citibank, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	830	0.456%	18,772	8,739	10,033	Bank of America, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	100	0.456%	2,262	1,515	747	Bank of America, N.A.
Republic of France	12/20/23	0.250%(Q)	100	0.253%	14	(274)	288	Barclays Bank PLC
Republic of Hungary	06/20/22	1.000%(Q)	450	0.486%	7,544	(2,888)	10,432	Citibank, N.A.
Republic of Indonesia	06/20/23	1.000%(Q)	220	0.749%	2,425	(1,391)	3,816	Citibank, N.A.
Republic of Ireland	06/20/27	1.000%(Q)	100	0.438%	4,242	2,524	1,718	Morgan Stanley & Co. International PLC
Republic of Italy	06/20/23	1.000%(Q)	350	1.675%	(8,627)	(19,820)	11,193	Bank of America, N.A.
Republic of Italy	06/20/23	1.000%(Q)	230	1.675%	(5,669)	(12,007)	6,338	Citibank, N.A.
Republic of Italy	06/20/23	1.000%(Q)	375	1.675%	(9,242)	(15,251)	6,009	Morgan Stanley & Co. International PLC
Republic of Kazakhstan	06/20/23	1.000%(Q)	115	0.571%	2,085	—	2,085	Citibank, N.A.
Republic of Panama	06/20/22	1.000%(Q)	100	0.304%	2,237	852	1,385	Citibank, N.A.
Republic of Portugal	06/20/23	1.000%(Q)	640	0.532%	12,554	(2,428)	14,982	Goldman Sachs International
Republic of Portugal	12/20/23	1.000%(Q)	100	0.601%	1,864	(57)	1,921	Morgan Stanley & Co. International PLC
Republic of South Africa	12/20/23	1.000%(Q)	400	1.741%	(12,197)	(22,056)	9,859	Bank of America, N.A.
Republic of Turkey	06/20/23	1.000%(Q)	80	4.379%	(9,523)	(10,983)	1,460	BNP Paribas S.A.
Republic of Turkey	06/20/23	1.000%(Q)	40	4.379%	(4,761)	(5,231)	470	BNP Paribas S.A.
Russian Federation	12/20/22	1.000%(Q)	50	0.991%	74	(125)	199	Citibank, N.A.
Russian Federation	06/20/23	1.000%(Q)	60	1.059%	(67)	(1,176)	1,109	BNP Paribas S.A.
Russian Federation	06/20/23	1.000%(Q)	200	1.059%	(225)	(3,983)	3,758	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

PGIM International Bond Fund	43

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2) (cont’d.):
Russian Federation	06/20/23	1.000%(Q)	150	1.059%	$(168)	$(2,497)	$2,329	Morgan Stanley & Co. International PLC
Russian Federation	12/20/26	1.000%(Q)	100	1.604%	(3,903)	(10,974)	7,071	Barclays Bank PLC
State of Illinois	12/20/22	1.000%(Q)	100	1.228%	(658)	(4,071)	3,413	Citibank, N.A.
State of Illinois	12/20/24	1.000%(Q)	100	1.835%	(3,982)	(6,999)	3,017	Goldman Sachs International

					$(9,816)	$(125,205)	$115,389

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices—Sell Protection(2):
CDX.NA.HY.30.V4	06/20/23	5.000%(Q)	65	*	$4,793	$5,966	$1,173
CDX.NA.HY.32.V1	06/20/24	5.000%(Q)	1,445	3.258%	87,355	118,231	30,876

					$92,148	$124,197	$32,049

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices—Sell Protection(2):
CDX.EM.27.V2	06/20/22	1.000%(Q)	485	1.517%	$(6,862)	$(20,957)	$14,095	Citibank, N.A.
CMBX.NA.6.AA	05/11/63	1.500%(M)	200	*	3,697	(1,136)	4,833	JPMorgan Securities LLC

					$(3,165)	$(22,093)	$18,928

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that

See Notes to Financial Statements.

44

particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreement outstanding at April 30, 2019:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
IDR 2,000,000	8.22%(S)	138	6 Month LIBOR(S)	Citibank, N.A.	11/29/23	$9,971	$—	$9,971

See Notes to Financial Statements.

PGIM International Bond Fund	45

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Inflation swap agreements outstanding at April 30, 2019:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	200	05/15/23	1.485%(T)	France CPI ex Tobacco Household(1)(T)	$—	$(4,496)	$(4,496)
EUR	200	05/15/23	1.510%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	4,597	4,597
GBP	20	08/15/42	3.520%(T)	U.K. Retail Price Index(2)(T)	—	(251)	(251)
GBP	15	08/15/47	3.469%(T)	U.K. Retail Price Index(1)(T)	—	411	411

					$—	$261	$261

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at April 30, 2019:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	560	09/25/22	2.958%(S)	6 Month BBSW(2)(S)	$—	$10,769	$10,769
AUD	380	11/27/28	2.847%(S)	6 Month BBSW(2)(S)	(6)	20,270	20,276
AUD	150	05/09/32	3.140%(S)	6 Month BBSW(2)(S)	(4)	11,770	11,774
AUD	165	07/19/32	3.130%(S)	6 Month BBSW(2)(S)	(5)	12,534	12,539
BRL	657	01/02/25	9.475%(T)	1 Day BROIS(2)(T)	—	14,984	14,984
BRL	724	01/02/25	9.943%(T)	1 Day BROIS(2)(T)	—	25,644	25,644
BRL	305	01/02/25	11.080%(T)	1 Day BROIS(2)(T)	—	15,486	15,486
BRL	98	01/02/25	12.090%(T)	1 Day BROIS(2)(T)	—	6,574	6,574
CAD	195	06/20/19	1.265%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	—	(696)	(696)
CAD	2,935	07/26/19	1.605%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(2,306)	(4,080)	(1,774)
CAD	615	01/09/20	1.716%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(667)	(1,701)	(1,034)
CAD	620	04/05/22	1.445%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(18,076)	(6,213)	11,863
CAD	500	12/10/23	2.480%(S)	3 Month Canadian Banker’s Acceptance(1)(S)	(4,233)	(9,764)	(5,531)
CAD	200	12/03/28	2.600%(S)	3 Month Canadian Bankers Acceptance(2)(S)	1,894	6,406	4,512

See Notes to Financial Statements.

46

Interest rate swap agreements outstanding at April 30, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CAD	320	05/30/37	2.240%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	$(16,025)	$(7,325)	$8,700
CAD	50	01/09/38	2.720%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	—	1,600	1,600
CAD	150	05/30/47	2.240%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(8,007)	(5,707)	2,300
CHF	410	12/13/23	(0.185)%(A)	6 Month CHF LIBOR(2)(S)	(76)	4,705	4,781
CHF	210	04/03/28	0.410%(A)	6 Month CHF LIBOR(2)(S)	1,810	8,329	6,519
CHF	140	01/31/29	0.260%(A)	6 Month CHF LIBOR(2)(S)	—	3,001	3,001
CHF	40	04/03/33	0.687%(A)	6 Month CHF LIBOR(2)(S)	—	1,966	1,966
CHF	160	10/05/37	—(3)	—(3)	—	384	384
CNH	800	03/13/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	(919)	(919)
CNH	1,400	04/01/24	2.923%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	(1,997)	(1,997)
COP	559,000	07/27/28	6.200%(Q)	1 Day COOIS(2)(Q)	330	5,784	5,454
CZK	6,000	11/17/22	1.505%(A)	6 Month PRIBOR(2)(S)	(16)	(6,929)	(6,913)
CZK	6,700	01/31/24	1.930%(A)	6 Month PRIBOR(1)(S)	—	2,768	2,768
CZK	2,200	06/29/27	1.175%(A)	6 Month PRIBOR(1)(S)	5,359	6,227	868
EUR	624	09/08/19	(0.195)%(A)	6 Month EURIBOR(2)(S)	—	424	424
EUR	100	11/23/23	0.320%(A)	6 Month EURIBOR(2)(S)	1,686	1,837	151
EUR	127	09/08/27	0.770%(A)	6 Month EURIBOR(2)(S)	—	5,638	5,638
EUR	1,335	06/28/32	0.785%(A)	6 Month EURIBOR(2)(S)	(89,832)	18,721	108,553
EUR	160	10/04/32	2.000%(A)	1 Day EONIA(2)(A)	—	5,863	5,863
EUR	160	10/04/32	2.080%(A)	3 Month EURIBOR(1)(Q)	—	(5,651)	(5,651)
EUR	305	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)	—	26,227	26,227
EUR	50	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)	(2,308)	2,066	4,374
EUR	550	08/24/37	1.960%(A)	1 Day EONIA(2)(A)	—	32,343	32,343
EUR	550	08/24/37	2.033%(A)	3 Month EURIBOR(1)(Q)	(137)	(30,751)	(30,614)
EUR	170	10/25/37	2.085%(A)	3 Month EURIBOR(2)(Q)	—	9,148	9,148
EUR	170	10/25/37	2.114%(A)	6 Month EURIBOR(1)(S)	—	(9,653)	(9,653)
EUR	100	03/30/46	1.058%(A)	6 Month EURIBOR(2)(S)	(552)	(878)	(326)
EUR	160	01/26/48	1.853%(A)	3 Month EURIBOR(2)(Q)	—	9,531	9,531
EUR	160	01/26/48	1.863%(A)	6 Month EURIBOR(1)(S)	—	(9,752)	(9,752)
EUR	100	03/19/48	1.650%(A)	3 Month EURIBOR(2)(Q)	—	2,962	2,962
EUR	100	03/19/48	1.658%(A)	6 Month EURIBOR(1)(S)	—	(2,929)	(2,929)

See Notes to Financial Statements.

PGIM International Bond Fund	47

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Interest rate swap agreements outstanding at April 30, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	320	01/07/49	1.475%(A)	3 Month EURIBOR(2)(Q)	$—	$5,355	$5,355
EUR	320	01/07/49	1.484%(A)	6 Month EURIBOR(1)(S)	—	(5,277)	(5,277)
EUR	60	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)	1,732	7,264	5,532
GBP	580	12/18/23	1.334%(S)	6 Month GBP LIBOR(2)(S)	2,149	5,958	3,809
GBP	125	03/09/46	1.648%(S)	6 Month GBP LIBOR(2)(S)	(101)	5,628	5,729
HKD	2,390	03/13/21	2.138%(Q)	3 Month HIBOR(2)(Q)	(4)	975	979
HKD	2,700	03/13/21	2.145%(Q)	3 Month HIBOR(2)(Q)	(4)	1,153	1,157
HUF	177,300	07/02/20	1.065%(A)	6 Month BUBOR(2)(S)	(301)	9,122	9,423
HUF	95,000	01/12/27	4.150%(A)	6 Month BUBOR(2)(S)	—	22,066	22,066
HUF	99,345	06/12/28	3.750%(A)	6 Month BUBOR(2)(S)	—	10,319	10,319
JPY	309,920	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(1,269)	(1,269)
JPY	76,810	01/29/21	(0.014)%(S)	6 Month JPY LIBOR(1)(S)	—	(79)	(79)
JPY	46,000	04/10/24	(0.019)%(S)	6 Month JPY LIBOR(2)(S)	—	(105)	(105)
JPY	301,250	12/20/24	0.126%(S)	6 Month JPY LIBOR(2)(S)	(6,292)	20,414	26,706
JPY	46,500	07/04/28	0.282%(S)	6 Month JPY LIBOR(2)(S)	4,000	7,370	3,370
JPY	57,765	12/03/28	0.200%(S)	6 Month JPY LIBOR(2)(S)	5,197	4,679	(518)
JPY	180,000	12/22/36	0.641%(S)	6 Month JPY LIBOR(2)(S)	—	74,561	74,561
JPY	18,500	02/28/37	0.681%(S)	6 Month JPY LIBOR(2)(S)	—	8,581	8,581
JPY	95,000	07/26/37	0.676%(S)	6 Month JPY LIBOR(2)(S)	—	43,950	43,950
JPY	9,150	01/04/38	0.757%(S)	6 Month JPY LIBOR(2)(S)	—	5,433	5,433
JPY	45,000	12/22/41	0.731%(S)	6 Month JPY LIBOR(2)(S)	—	21,779	21,779
JPY	6,200	04/07/42	0.803%(S)	6 Month JPY LIBOR(2)(S)	—	3,743	3,743
JPY	7,400	07/04/43	0.763%(S)	6 Month JPY LIBOR(2)(S)	—	3,888	3,888
JPY	25,000	11/24/47	0.888%(S)	6 Month JPY LIBOR(2)(S)	—	20,378	20,378
KRW	700,000	01/07/21	1.733%(Q)	3 Month KWCDC(2)(Q)	—	344	344
KRW	294,200	01/07/24	1.685%(Q)	3 Month KWCDC(1)(Q)	—	(590)	(590)
KRW	310,000	09/10/28	2.043%(Q)	3 Month KWCDC(1)(Q)	(416)	(9,217)	(8,801)

See Notes to Financial Statements.

48

Interest rate swap agreements outstanding at April 30, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciation (Depreciation)
	Centrally Cleared Interest Rate Swap Agreements (cont’d.):
KRW	75,700	04/17/29	1.740%(Q)	3 Month KWCDC(2)(Q)	$—	$502	$502
MXN	2,080	06/11/27	7.210%(M)	28 Day Mexican Interbank Rate(2)(M)	506	(5,571)	(6,077)
MXN	4,020	02/27/29	8.260%(M)	28 Day Mexican Interbank Rate(2)(M)	945	1,729	784
NOK	14,600	11/28/23	1.915%(A)	6 Month NIBOR(2)(S)	6,588	5,689	(899)
NOK	1,500	12/11/28	2.177%(A)	6 Month NIBOR(2)(S)	—	2,890	2,890
NZD	300	05/01/20	3.628%(S)	3 Month BBR(2)(Q)	8,462	6,551	(1,911)
NZD	1,190	02/14/24	1.965%(S)	3 Month BBR(1)(Q)	(334)	(5,720)	(5,386)
NZD	470	01/10/27	3.420%(S)	3 Month BBR(2)(Q)	—	33,438	33,438
NZD	70	11/28/28	2.950%(S)	3 Month BBR(2)(Q)	1,860	3,439	1,579
PLN	1,120	08/24/23	2.390%(A)	6 Month WIBOR(2)(S)	—	6,969	6,969
PLN	935	11/13/23	2.570%(A)	6 Month WIBOR(2)(S)	—	5,215	5,215
PLN	500	04/11/24	2.020%(A)	6 Month WIBOR(2)(S)	—	(1,104)	(1,104)
PLN	1,000	01/10/27	3.030%(A)	6 Month WIBOR(2)(S)	—	12,498	12,498
PLN	620	06/12/28	3.070%(A)	6 Month WIBOR(1)(S)	—	(10,916)	(10,916)
PLN	508	11/13/28	2.998%(A)	6 Month WIBOR(1)(S)	—	(6,021)	(6,021)
SEK	3,000	04/15/24	0.380%(A)	3 Month STIBOR(2)(Q)	(60)	620	680
SEK	2,500	12/30/26	1.106%(A)	3 Month STIBOR(2)(Q)	—	10,468	10,468
SEK	300	07/11/28	1.141%(A)	3 Month STIBOR(2)(Q)	524	1,325	801
SEK	990	11/28/28	1.188%(A)	3 Month STIBOR(2)(Q)	—	4,187	4,187
SGD	380	05/21/23	2.030%(S)	6 Month SIBOR(1)(S)	—	(1,024)	(1,024)
SGD	135	03/19/24	2.025%(S)	6 Month SIBOR(2)(S)	—	202	202
SGD	200	05/21/28	2.436%(S)	6 Month SIBOR(2)(S)	—	3,209	3,209
SGD	90	02/14/29	2.285%(S)	6 Month SIBOR(2)(S)	—	276	276
	4,640	03/12/20	2.405%(T)	1 Day USOIS(2)(T)	—	3,698	3,698
	1,740	04/25/20	2.328%(T)	1 Day USOIS(2)(T)	(28)	694	722
	1,010	01/10/21	2.408%(A)	1 Day USOIS(1)(A)	(33)	(4,016)	(3,983)
	230	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(2,206)	(2,206)
	185	09/27/22	2.360%(A)	1 Day USOIS(1)(A)	2	(1,931)	(1,933)
	280	05/21/23	2.215%(S)	3 Month LIBOR(2)(Q)	—	349	349
	1,620	11/23/23	3.016%(S)	3 Month LIBOR(1)(Q)	(10,520)	(62,615)	(52,095)
	500	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	4,611	4,611
	4,435	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	16,556	40,519	23,963
	490	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	895	4,334	3,439
	1,230	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	4,442	(5,969)	(10,411)
	1,185	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	1,354	(23,997)	(25,351)
	480	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(319)	(21,411)	(21,092)
	830	07/31/25	2.802%(A)	1 Day USOIS(1)(A)	—	(35,397)	(35,397)
	1,190	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	939	(60,678)	(61,617)
	589	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	31	(30,192)	(30,223)
	125	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	—	1,017	1,017
	240	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(964)	(2,386)	(1,422)

See Notes to Financial Statements.

PGIM International Bond Fund	49

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Interest rate swap agreements outstanding at April 30, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciation (Depreciation)
	Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	1,110	01/31/26	2.406%(S)	3 Month LIBOR(1)(Q)	$(1,980)	$(2,491)	$(511)
	725	03/12/26	2.290%(A)	1 Day USOIS(1)(A)	33	(7,727)	(7,760)
	130	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	590	590
	150	05/21/28	2.421%(S)	3 Month LIBOR(1)(Q)	—	(383)	(383)
	70	10/04/42	2.527%(S)	3 Month LIBOR(2)(Q)	—	(2,050)	(2,050)
	150	08/15/44	2.392%(A)	1 Day USOIS(1)(A)	—	744	744
	60	10/04/47	2.536%(S)	3 Month LIBOR(1)(Q)	—	2,036	2,036
ZAR	10,560	03/13/21	7.180%(Q)	3 Month JIBAR(2)(Q)	—	721	721
ZAR	9,480	03/13/24	7.500%(Q)	3 Month JIBAR(1)(Q)	10	(1,413)	(1,423)
ZAR	2,035	06/30/27	8.015%(Q)	3 Month JIBAR(2)(Q)	(13)	1,353	1,366
ZAR	1,700	11/07/27	8.360%(Q)	3 Month JIBAR(2)(Q)	(34)	3,746	3,780
ZAR	3,500	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	6	3,357	3,351
ZAR	2,820	03/13/29	8.055%(Q)	3 Month JIBAR(2)(Q)	(9)	643	652

					$(96,352)	$307,840	$404,192

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
	OTC Interest Rate Swap Agreements:
AED	570	02/25/29	3.750%(A)	3 Month EIBOR(2)(Q)	$2,691	$—	$2,691	HSBC Bank USA, N.A.
CLP	85,000	11/15/27	4.130%(S)	1 Day CLOIS(2)( S)	3,147	—	3,147	Morgan Stanley & Co. International PLC
CLP	55,000	12/20/27	4.260%(S)	1 Day CLOIS(2)(S)	2,339	—	2,339	Morgan Stanley & Co. International PLC
CLP	19,100	01/23/28	4.245%(S)	1 Day CLOIS(2)(S)	855	—	855	Morgan Stanley & Co. International PLC
CLP	33,000	01/26/28	4.210%(S)	1 Day CLOIS(2)(S)	1,354	—	1,354	Morgan Stanley & Co. International PLC
CLP	23,000	05/17/28	4.270%(S)	1 Day CLOIS(2)(S)	1,177	—	1,177	Citibank, N.A.
CNH	800	08/15/23	3.115%(Q)	7 Day China Fixing Repo Rates(2)(Q)	287	(2)	289	UBS AG
CNH	500	04/02/26	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(641)	—	(641)	Citibank, N.A.
COP	123,000	01/23/28	6.035%(Q)	1 Day COOIS(2)(Q)	918	—	918	Morgan Stanley & Co. International PLC
COP	336,000	01/26/28	6.000%(Q)	1 Day COOIS(2)(Q)	2,209	—	2,209	Morgan Stanley & Co. International PLC
COP	263,000	02/01/28	6.020%(Q)	1 Day COOIS(2)( Q)	2,231	—	2,231	Morgan Stanley & Co. International PLC
COP	350,000	05/17/28	5.990%(Q)	1 Day COOIS(2)(Q)	2,587	—	2,587	Citibank, N.A.
ILS	1,150	01/12/27	1.975%(A)	3 Month TELBOR(2)(Q)	13,280	—	13,280	Citibank, N.A.

See Notes to Financial Statements.

50

Interest rate swap agreements outstanding at April 30, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciaton (Depreciation)	Counterparty
	OTC Interest Rate Swap Agreements (cont’d.):
ILS	390	07/16/28	2.045%(A)	3 Month TELBOR(2)(Q)	$4,880	$—	$4,880	JPMorgan Chase Bank, N.A.
ILS	115	02/07/29	1.965%(A)	3 Month TELBOR(2)(Q)	660	—	660	JPMorgan Chase Bank, N.A.
KRW	850,000	01/06/27	1.800%(Q)	3 Month KWCDC(2)(Q)	8,874	(19)	8,893	Citibank, N.A.
MYR	1,000	11/27/23	3.900%(Q)	3 Month KLIBOR(2)(Q)	3,094	(2)	3,096	Citibank, N.A.
THB	20,000	08/08/20	1.840%(S)	6 Month BIBOR(2)(S)	526	—	526	Citibank, N.A.
THB	3,500	02/14/29	2.180%(S)	6 Month THBFIX(2)(S)	(208)	—	(208)	Citibank, N.A.
	300	03/25/23	—(4)	—(4)	12	—	12	Citibank, N.A.
ZAR	3,300	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)	(6,898)	(33)	(6,865)	Deutsche Bank AG
ZAR	3,100	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)	7,269	26	7,243	Deutsche Bank AG

					$50,643	$(30)	$50,673

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 3 Month CHF LIBOR plus 1.75bps quarterly and receives the floating rate of 6 Month CHF LIBOR semiannually.
(4)	The Fund pays the floating rate of 1 Week MUNISPA quarterly and receives the floating rate of 3 Month LIBOR quarterly.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$38,152	$(170,053)	$313,942	$(134,495)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$748,268
J.P. Morgan Securities LLC	338,946	—

Total	$338,946	$748,268

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

See Notes to Financial Statements.

PGIM International Bond Fund	51

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Cayman Islands	$—	$249,502	$—
Netherlands	—	831,793	—
United States	—	294,841	—
Commercial Mortgage-Backed Security
United Kingdom	—	262,352	—
Corporate Bonds
Australia	—	120,371	—
China	—	345,102	—
Germany	—	616,954	—
Ireland	—	119,501	—
Italy	—	353,470	—
Kazakhstan	—	51,604	—
Mexico	—	439,938	—
Netherlands	—	278,435	—
Peru	—	200,719	—
Russia	—	115,264	—
Spain	—	118,289	—
Supranational Bank	—	132,631	—
United Arab Emirates	—	150,373	—
United Kingdom	—	990,285	—
United States	—	2,991,295	—
Residential Mortgage-Backed Securities
Bermuda	—	167,752	—
United Kingdom	—	357,308	—
United States	—	274,158	—
Sovereign Bonds
Argentina	—	510,212	—
Belgium	—	761,172	—
Brazil	—	828,461	—
Bulgaria	—	149,596	—
Canada	—	185,896	—
Colombia	—	524,911	—
Croatia	—	245,887	—
Cyprus	—	881,537	—
Germany	—	197,750	—
Greece	—	1,127,915	—
Indonesia	—	655,119	—
Ireland	—	199,549	—
Israel	—	118,818	—

See Notes to Financial Statements.

52

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Sovereign Bonds (continued)
Italy	$—	$2,371,374	$—
Japan	—	73,828	—
Kazakhstan	—	134,531	—
Lithuania	—	211,668	—
Mexico	—	547,222	—
Peru	—	274,075	—
Poland	—	326,555	—
Portugal	—	1,083,841	—
Romania	—	227,546	—
Russia	—	280,198	—
Senegal	—	110,778	—
South Korea	—	258,124	134,494
Spain	—	2,459,586	—
Turkey	—	493,039	—
United Kingdom	—	1,527,802	—
U.S. Government Agency Obligation	—	13,782	—
U.S. Treasury Obligation	—	59,909	—
Affiliated Mutual Fund	2,764,036	—	—
Options Purchased	—	20,900	—
Options Written	—	(7,660)	—
Other Financial Instruments*
Futures Contracts	33,929	—	—
OTC Forward Foreign Currency Exchange Contracts	—	276,840	—
OTC Cross Currency Exchange Contracts	—	(2,262)	—
OTC Packaged Credit Default Swap Agreements	—	(8,382)	—
Centrally Cleared Credit Default Swap Agreements	—	32,049	—
OTC Credit Default Swap Agreements	—	(5,595)	909
OTC Currency Swap Agreement	—	9,971	—
Centrally Cleared Inflation Swap Agreements	—	261	—
Centrally Cleared Interest Rate Swap Agreements	—	404,192	—
OTC Interest Rate Swap Agreements	—	50,643	—

Total	$2,797,965	$27,073,575	$135,403

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2019 were as follows:

Sovereign Bonds	55.4%
Affiliated Mutual Fund	9.0
Banks	4.5
Collateralized Loan Obligations	3.5
Residential Mortgage-Backed Securities	2.9%
Healthcare-Products	2.3
Insurance	2.0
Oil & Gas	1.8

See Notes to Financial Statements.

PGIM International Bond Fund	53

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Industry Classification (continued):

Retail	1.2%
Media	1.1
Diversified Financial Services	1.1
Commercial Mortgage-Backed Security	0.9
Entertainment	0.8
Electrical Components & Equipment	0.8
Foods	0.8
Software	0.8
Electric	0.7
Telecommunications	0.7
Multi-National	0.4
Packaging & Containers	0.4
Commercial Services	0.4
Forest Products & Paper	0.4
Real Estate Investment Trusts (REITs)	0.4
Agriculture	0.4
Household Products/Wares	0.4
Chemicals	0.4
Auto Manufacturers	0.4%
Automobiles	0.4
Electronics	0.3
Consumer Loans	0.3
Auto Parts & Equipment	0.3
U.S. Treasury Obligation	0.2
Transportation	0.2
Options Purchased	0.1
U.S. Government Agency Obligation	0.1

95.8
Options Written	(0.0)*
Other assets in excess of liabilities	4.2

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$32,049	*	—	$—
Credit contracts	Premiums paid for OTC swap agreements	38,126		Premiums received for OTC swap agreements	169,997
Credit contracts	Unaffiliated investments	9,728		Options written outstanding, at value	7,660
Credit contracts	Unrealized appreciation on OTC swap agreements	245,584		Unrealized depreciation on OTC swap agreements	126,781
Foreign exchange contracts	—	—		Unrealized depreciation on OTC cross currency exchange contracts	2,262

See Notes to Financial Statements.

54

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$548,400		Unrealized depreciation on OTC forward foreign currency exchange contracts	$271,560
Interest rate contracts	Due from/to broker-variation margin futures	191,110	*	Due from/to broker-variation margin futures	157,181	*
Interest rate contracts	Due from/to broker-variation margin swaps	794,823	*	Due from/to broker-variation margin swaps	390,370	*
Interest rate contracts	Premiums paid for OTC swap agreements	26		Premiums received for OTC swap agreements	56
Interest rate contracts	Unaffiliated investments	11,172		—	—
Interest rate contracts	Unrealized appreciation on OTC swap agreements	68,358		Unrealized depreciation on OTC swap agreements	7,714

		$1,939,376			$1,133,581

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$(4,042)	$11,095	$—	$—	$104,188
Foreign exchange contracts	(33,145)	27,723	—	402,801	—
Interest rate contracts	(3,826)	427	207,969	—	230,453

Total	$(41,013)	$39,245	$207,969	$402,801	$334,641

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Forward Rate Agreements	Swaps
Credit contracts	$(20,152)	$16,832	$—	$—	$—	$86,658

See Notes to Financial Statements.

PGIM International Bond Fund	55

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Forward Rate Agreements	Swaps
Foreign exchange contracts	$(62,874)	$68,437	$—	$44,180	$—	$—
Interest rate contracts	3,250	3,148	196,086	—	1,329	(20,688)

Total	$(79,776)	$88,417	$196,086	$44,180	$1,329	$65,970

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2019, the Fund’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$36,030	$4,746,672	$22,741,943	$24,476,935	$22,017,497

Forward Foreign Currency Exchange Contracts— Sold(3)	Cross Currency Exchange Contracts(4)	Forward Rate Agreements(2)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)
$47,101,035	$355,682	$366,667	$79,918,757	$3,515,383

Credit Default Swap Agreements— Sell Protection(2)		Currency Swap Agreements(2)		Inflation Swap Agreements(2)
$8,783,796		$92,000		$1,023,953

(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists, is presented in the summary below.

See Notes to Financial Statements.

56

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America, N.A.	$62,881	$(50,690)	$12,191	$—	$12,191
Barclays Bank PLC	40,490	(21,461)	19,029	—	19,029
BNP Paribas S.A.	12,653	(42,475)	(29,822)	—	(29,822)
Citibank, N.A.	259,348	(204,650)	54,698	—	54,698
Deutsche Bank AG	21,034	(9,458)	11,576	—	11,576
Goldman Sachs International	116,423	(65,712)	50,711	—	50,711
HSBC Bank USA, N.A.	3,269	(2,178)	1,091	—	1,091
JPMorgan Chase Bank, N.A.	40,064	(15,580)	24,484	—	24,484
JPMorgan Securities LLC	4,833	(1,136)	3,697	—	3,697
Morgan Stanley & Co. International PLC	42,601	(29,142)	13,459	—	13,459
The Toronto-Dominion Bank	1,355	—	1,355	—	1,355
UBS AG	316,443	(143,548)	172,895	(172,895)	—

	$921,394	$(586,030)	$335,364	$(172,895)	$162,469

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM International Bond Fund	57

Statement of Assets & Liabilities (unaudited)

as of April 30, 2019

Assets
Investments at value:
Unaffiliated investments (cost $25,679,308)	$26,458,012
Affiliated investments (cost $2,764,036)	2,764,036
Foreign currency, at value (cost $438,616)	437,657
Unrealized appreciation on OTC forward foreign currency exchange contracts	548,400
Deposit with broker for centrally cleared/exchange-traded derivatives	338,946
Unrealized appreciation on OTC swap agreements	313,942
Dividends and interest receivable	278,338
Premiums paid for OTC swap agreements	38,152
Due from broker—variation margin futures	37,042
Due from Manager	7,687
Receivable for investments sold	736
Prepaid expenses	285

Total Assets	31,223,233

Liabilities
Unrealized depreciation on OTC forward foreign currency exchange contracts	271,560
Premiums received for OTC swap agreements	170,053
Unrealized depreciation on OTC swap agreements	134,495
Accrued expenses and other liabilities	57,515
Custodian and accounting fees payable	52,871
Due to broker—variation margin swaps	16,376
Payable for investments purchased	10,507
Options written outstanding, at value (proceeds received $27,858)	7,660
Unrealized depreciation on OTC cross currency exchange contracts	2,262
Payable for Fund shares reacquired	188
Affiliated transfer agent fee payable	102
Distribution fee payable	54

Total Liabilities	723,643

Net Assets	$30,499,590

Net assets were comprised of:
Shares of beneficial interest, at par	$3,010
Paid-in capital in excess of par	29,101,404
Total distributable earnings (loss)	1,395,176

Net assets, April 30, 2019	$30,499,590

See Notes to Financial Statements.

58

Class A
Net asset value and redemption price per share, ($171,991 ÷ 16,975 shares of beneficial interest issued and outstanding)	$10.13
Maximum sales charge (4.50% of offering price)	0.48

Maximum offering price to public	$10.61

Class C
Net asset value, offering price and redemption price per share, ($41,807 ÷ 4,128 shares of beneficial interest issued and outstanding)	$10.13

Class Z
Net asset value, offering price and redemption price per share, ($1,440,750 ÷ 142,192 shares of beneficial interest issued and outstanding)	$10.13

Class R6
Net asset value, offering price and redemption price per share, ($28,845,042 ÷ 2,846,710 shares of beneficial interest issued and outstanding)	$10.13

See Notes to Financial Statements.

PGIM International Bond Fund	59

Statement of Operations (unaudited)

Six Months Ended April 30, 2019

Net Investment Income (Loss)
Income
Interest income	$312,496
Affiliated dividend income	29,961

Total income	342,457

Expenses
Management fee	71,017
Distribution fee(a)	241
Custodian and accounting fees	67,316
Registration fees(a)	30,272
Audit fee	25,293
Shareholders’ reports	16,851
Legal fees and expenses	8,990
Trustees’ fees	6,090
Transfer agent’s fees and expenses (including affiliated expense of $262)(a)	308
Miscellaneous	6,736

Total expenses	233,114
Less: Fee waiver and/or expense reimbursement(a)	(127,770)

Net expenses	105,344

Net investment income (loss)	237,113

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(157,282)
Futures transactions	207,969
Forward and cross currency contract transactions	402,801
Options written transactions	39,245
Swap agreement transactions	334,641
Foreign currency transactions	25,289

852,663

Net change in unrealized appreciation (depreciation) on:
Investments	558,947
Futures	196,086
Forward rate agreements	1,329
Forward and cross currency contracts	44,180
Options written	88,417
Swap agreements	65,970
Foreign currencies	9,081

964,010

Net gain (loss) on investment and foreign currency transactions	1,816,673

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,053,786

See Notes to Financial Statements.

60

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	155	86	—	—
Registration fees	7,568	7,568	7,568	7,568
Transfer agent’s fees and expenses	169	47	73	19
Fee waiver and/or expense reimbursement	(8,153)	(7,673)	(9,894)	(102,050)

See Notes to Financial Statements.

PGIM International Bond Fund	61

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$237,113	$375,657
Net realized gain (loss) on investment and foreign currency transactions	852,663	1,715,364
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	964,010	(1,895,311)

Net increase (decrease) in net assets resulting from operations	2,053,786	195,710

Dividends and Distributions
Distributions from distributable earnings
Class A	(8,400)	(2,519)
Class C	(1,188)	(231)
Class Z	(22,058)	(4,071)
Class R6	(2,156,604)	(746,248)

	(2,188,250)	(753,069)

Fund share transactions
Net proceeds from shares sold	1,332,247	176,212
Net asset value of shares issued in reinvestment of dividends and distributions	2,188,184	753,071
Cost of shares reacquired	(15,788)	(9,576)

Net increase (decrease) in net assets from Fund share transactions	3,504,643	919,707

Total increase (decrease)	3,370,179	362,348

Net Assets:
Beginning of period	27,129,411	26,767,063

End of period	$30,499,590	$27,129,411

See Notes to Financial Statements.

62

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 9 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was established as a Delaware business trust on September 18, 1998. The Trust currently consists of five funds: PGIM Absolute Return Bond Fund and PGIM QMA Large-Cap Core Equity Fund, each of which are diversified funds and PGIM International Bond Fund, PGIM Select Real Estate Fund and PGIM Real Estate Income Fund, each of which are non-diversified funds for purposes of the 1940 Act. These financial statements relate only to the PGIM International Bond Fund (the “Fund”).

The investment objective of the Fund is to seek total return, made up of current income and capital appreciation.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

PGIM International Bond Fund	63

Notes to Financial Statements (unaudited) (continued)

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC

64

derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on

PGIM International Bond Fund	65

Notes to Financial Statements (unaudited) (continued)

investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option,

66

it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund

PGIM International Bond Fund	67

Notes to Financial Statements (unaudited) (continued)

may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Forward Rate Agreements: Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. The Fund entered into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: The Fund entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Fund to interest rate risk.

68

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

PGIM International Bond Fund	69

Notes to Financial Statements (unaudited) (continued)

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a Subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Trust, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

70

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2019, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

PGIM International Bond Fund	71

Notes to Financial Statements (unaudited) (continued)

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.50% of the Fund’s average daily net assets up to $2 billion and 0.485% of

72

such assets in excess of $2 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.50% for the period ended April 30, 2019.

The Manager has contractually agreed, through February 29, 2020, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.99% of average daily net assets for Class A shares, 1.74% of average daily net assets for Class C shares, 0.74% of average daily net assets for Class Z shares, and 0.74% of average daily net assets for Class R6 shares. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for the fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25% and 1% of the average daily net assets of the Class A and Class C shares, respectively.

For the reporting period ended April 30, 2019, PIMS has not received front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2019, PIMS received $0, $0 and $0 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

PGIM International Bond Fund	73

Notes to Financial Statements (unaudited) (continued)

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. Any 17a-7 transactions for the reporting period are disclosed in the “Portfolio Securities” note, below.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying fund, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2019, were $7,713,458 and $5,471,838, respectively.

A summary of the cost of purchases and proceeds from sales of shares of an affiliated investment for the reporting period ended April 30, 2019, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$2,346,703	$4,371,241	$3,953,908	$—	$—	$2,764,036	2,764,036	$29,961

*	The Fund did not have any capital gain distributions during the reporting period.

74

For the reporting period ended April 30, 2019, no 17a-7 transactions were entered into by the Fund.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2019 were as follows:

Tax Basis	$28,650,424

Gross Unrealized Appreciation	4,163,985
Gross Unrealized Depreciation	(2,807,466)

Net Unrealized Appreciation	$1,356,519

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2018 of approximately $410,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

PGIM International Bond Fund	75

Notes to Financial Statements (unaudited) (continued)

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of April 30, 2019, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned 1,132 Class A shares, 1,112 Class C shares, 1,139 Class Z shares and 2,846,710 Class R6 shares of the Fund. At reporting period end, one shareholder of record, each holding greater than 5% of the Fund, held 95% of the Fund’s outstanding shares, of which 95% were held by an affiliate of Prudential.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2019:
Shares sold	6,691	$66,734
Shares issued in reinvestment of dividends and distributions	853	8,334
Shares reacquired	(660)	(6,451)

Net increase (decrease) in shares outstanding	6,884	$68,617

Year ended October 31, 2018:
Shares sold	1,269	$13,169
Shares issued in reinvestment of dividends and distributions	243	2,520
Shares reacquired	(188)	(1,949)

Net increase (decrease) in shares outstanding	1,324	$13,740

Class C
Six months ended April 30, 2019:
Shares sold	2,472	$25,000
Shares issued in reinvestment of dividends and distributions	122	1,188

Net increase (decrease) in shares outstanding	2,594	$26,188

Year ended October 31, 2018:
Shares sold	1,253	$12,940
Shares issued in reinvestment of dividends and distributions	22	223
Shares reacquired	(754)	(7,627)

Net increase (decrease) in shares outstanding	521	$5,536

Class Z
Six months ended April 30, 2019:
Shares sold	125,232	$1,240,513
Shares issued in reinvestment of dividends and distributions	2,229	22,058
Shares reacquired	(929)	(9,337)

Net increase (decrease) in shares outstanding	126,532	$1,253,234

Year ended October 31, 2018:
Shares sold	14,241	$150,103
Shares issued in reinvestment of dividends and distributions	393	4,071

Net increase (decrease) in shares outstanding	14,634	$154,174

76

Class R6	Shares	Amount
Six months ended April 30, 2019:
Shares issued in reinvestment of dividends and distributions	220,839	$2,156,604

Net increase (decrease) in shares outstanding	220,839	$2,156,604

Year ended October 31, 2018:
Shares issued in reinvestment of dividends and distributions	71,921	$746,257

Net increase (decrease) in shares outstanding	71,921	$746,257

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2019.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

PGIM International Bond Fund	77

Notes to Financial Statements (unaudited) (continued)

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk. The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Fund’s investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Fund may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer

78

market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-diversification Risk: A non-diversified Fund may invest a greater percentage of its assets in the securities of a single company or industry than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

PGIM International Bond Fund	79

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2019		Year Ended October 31, 2018	December 14, 2016(a) through October 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.22		$10.44	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.12	0.07
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.64		(0.08)	0.57
Total from investment operations	0.71		0.04	0.64
Less Dividends and Distributions:
Dividends from net investment income	(0.80)		(0.26)	-
Tax return of capital distributions	-		-	(0.20)
Total dividends and distributions	(0.80)		(0.26)	(0.20)
Net asset value, end of period	$10.13		$10.22	$10.44
Total Return(c):	7.23%		0.40%	6.42%

Ratios/Supplemental Data:
Net assets, end of period (000)	$172		$103	$91
Average net assets (000)	$125		$99	$38
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.99%	(f)	0.99%	0.99%	(f)
Expenses before waivers and/or expense reimbursement	14.18%	(f)	17.44%	3.39%	(f)
Net investment income (loss)	1.43%	(f)	1.14%	0.85%	(f)
Portfolio turnover rate(g)	23%		35%	66%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

80

Class C Shares
	Six Months Ended April 30, 2019		Year Ended October 31, 2018	December 14, 2016(a) through October 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.22		$10.44	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.03		0.04	-
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.64		(0.07)	0.57
Total from investment operations	0.67		(0.03)	0.57
Less Dividends and Distributions:
Dividends from net investment income	(0.76)		(0.19)	-
Tax return of capital distributions	-		-	(0.13)
Total dividends and distributions	(0.76)		(0.19)	(0.13)
Net asset value, end of period	$10.13		$10.22	$10.44
Total Return(c):	6.83%		(0.34)%	5.73%

Ratios/Supplemental Data:
Net assets, end of period (000)	$42		$16	$11
Average net assets (000)	$17		$13	$10
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.74%	(f)	1.74%	1.74%	(f)
Expenses before waivers and/or expense reimbursement	91.45%	(f)	124.78%	3.26%	(f)
Net investment income (loss)	0.68%	(f)	0.41%	0.06%	(f)
Portfolio turnover rate(g)	23%		35%	66%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM International Bond Fund	81

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2019		Year Ended October 31, 2018	December 14, 2016(a) through October 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.23		$10.44	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.15	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.62		(0.07)	0.57
Total from investment operations	0.71		0.08	0.66
Less Dividends and Distributions:
Dividends from net investment income	(0.81)		(0.29)	-
Tax return of capital distributions	-		-	(0.22)
Total dividends and distributions	(0.81)		(0.29)	(0.22)
Net asset value, end of period	$10.13		$10.23	$10.44
Total Return(c):	7.36%		0.75%	6.67%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,441		$160	$11
Average net assets (000)	$739		$140	$10
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.74%	(f)	0.74%	0.74%	(f)
Expenses before waivers and/or expense reimbursement	3.44%	(f)	12.47%	2.24%	(f)
Net investment income (loss)	1.73%	(f)	1.43%	1.09%	(f)
Portfolio turnover rate(g)	23%		35%	66%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

82

Class R6 Shares
	Six Months Ended April 30, 2019		Year Ended October 31, 2018	December 14, 2016(a) through October 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.23		$10.44	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.14	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.63		(0.06)	0.57
Total from investment operations	0.71		0.08	0.66
Less Dividends and Distributions:
Dividends from net investment income	(0.81)		(0.29)	-
Tax return of capital distributions	-		-	(0.22)
Total dividends and distributions	(0.81)		(0.29)	(0.22)
Net asset value, end of period	$10.13		$10.23	$10.44
Total Return(c):	7.36%		0.75%	6.65%

Ratios/Supplemental Data:
Net assets, end of period (000)	$28,845		$26,850	$26,654
Average net assets (000)	$27,761		$26,854	$25,767
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.74%	(f)	0.74%	0.74%	(f)
Expenses before waivers and/or expense reimbursement	1.48%	(f)	1.55%	1.99%	(f)
Net investment income (loss)	1.67%	(f)	1.39%	1.07%	(f)
Portfolio turnover rate(g)	23%		35%	66%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM International Bond Fund	83

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Deputy Chief Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer • Charles H. Smith, Anti-Money Laundering Compliance Officer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM International Bond Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM INTERNATIONAL BOND FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PXBAX	PXBCX	PXBZX	PXBQX
CUSIP	74441J738	74441J720	74441J696	74441J712

MF234E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 9

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 17, 2019

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	June 17, 2019